UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Paul J. Smith	Alan Goldberg
One State Farm Plaza	Stradley Ronon Stevens & Young
Bloomington, Illinois 61710-0001	191 North Wacker Dr., Suite 1601
Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2017

Date of reporting period: 06/30/2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

The Funds may send one copy of each annual report, semi-annual report, prospectus, and proxy statement to an address shared by more than one shareholder, a practice commonly referred to as “householding” delivery of these documents. If the Fund documents you receive are being householded but you would like to receive individual copies of these documents, contact us to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by calling us at 1-800-447-4930. We will begin sending individual copies within 30 days after we receive notice that you have revoked your consent.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to equities, fixed income, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each LifePath Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the LifePath Fund(s) is not guaranteed at any time, including at the target date.

Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for initial investment is $1,000 per Fund and subsequent investments is $50. Please consider signing up today for AIP by calling 1-800-447-4930 for assistance.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-4930 for assistance.

Service is only a phone call away

Fund prices are available to you 24 hours a day, 7 days a week.

Representatives are available 8 a.m.—6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website at statefarm.com

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2017, for the State Farm Mutual Fund Trust (“the Trust”). We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Market Review

During the 6-month period ended June 30, 2017, U.S. equity and fixed income markets experienced positive returns, while international equities generated even stronger gains.

Beginning the calendar year at a period low of 2,238, U.S. equity markets (as represented by the S&P 500® Index3) staged a series of uneven climbs before ending June 2017 at 2,423. Along the way, the S&P 500 Index set multiple closing price highs, including a new record of 2,453 on June 19. During this 6-month timeframe, U.S. equities entered the ninth year of their current bull market run while posting a 9.34% total return, including dividends.

As illustrated in the accompanying table, in addition to the 9.34% total return from large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) returned 7.99% and 4.99%, respectively, for the 6-month period ended June 30, 2017.

Positive factors influencing U.S. markets during the period included a resurgence in corporate earnings as well as continuing trends of generally subdued inflation, accommodative global central bank policy, generally positive employment data, and modest growth in U.S. Gross Domestic Product. In addition, early in the period, the potential pro-growth impacts anticipated from Trump administration policies helped support equity gains.

Major Market Indices	Year-to-Date Total Return as of 6/30/2017
S&P 500 Index	9.34%
Russell Midcap Index	7.99%
Russell 2000 Index	4.99%
MSCI EAFE Free Index	13.81%
MSCI All Country World Index ex-U.S. Index	14.10%
MSCI Emerging Markets Index	18.43%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%
Bloomberg Barclays Municipal Bond Index	3.57%

Stocks rose sharply over the first two months of the year — the S&P 500 Index delivered 1.90% and 3.97% total returns in January and February, respectively — as investors digested news of expanding fourth-quarter (October — December) corporate profits, rising consumer confidence levels, and an acceleration in global growth. However, with March came signs of market headwinds. Congressional Republicans failed to pass a health care plan to replace the Affordable Care Act, raising questions regarding the new administration’s ability to achieve its other pro-growth policy goals. Pockets of anxiety regarding the health of the U.S. economy also appeared during this time, as did a sense of increased geopolitical uncertainty around the world. Together, these concerns put downward pressure on stocks, with the S&P 500 Index pulling back as it moved into early April. However, U.S. equities soon rebounded, charting a generally upward

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

course through period end. During this time, stocks were buoyed by news of robust first-quarter (January — March) corporate earnings, a strong April jobs report, and an unemployment rate that ticked down to 4.3% in May, its lowest level since 2001.

Results were even stronger in the international equity markets. Signs of improving economic growth around the world and continued monetary stimulus measures helped to make global stocks — especially in emerging market countries — attractive to investors. Through June 2017, the MSCI EAFE Free® Index, MSCI All Country World Index (ACWI) ex-U.S. Index and MSCI Emerging Markets Index provided total returns of 13.81%, 14.10% and 18.43%, respectively.6 Within the MSCI EAFE Free Index, Austria paced top performers with a 32.76% return, while Norway turned in the lowest at 5.60%. Emerging markets extended the gains registered last year — the MSCI Emerging Markets Index ended with an 11.19% total return for calendar year 2016 — as Poland and Turkey led that Index through the first six months of 2017 with 33.78% and 32.21% returns, respectively. Meanwhile, after Russia’s stock market surged in late 2016 — in part on the prospect of the Trump U.S. administration lifting economic sanctions — the first six months of 2017 provided a different narrative. Through June 2017, Russia’s –14.18% return ended as the weakest among emerging market countries, as hopes diminished through the period for a sanctions reprieve and crude oil prices remained relatively low.7

Among major fixed income indices, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays Municipal Bond Index posted total returns of 2.27% and 3.57%, respectively, as price increases added to bond coupon income.8 The U.S. Treasury yield curve flattened as shorter-term (3-month and 2-year) yields rose over the period while longer-term (10-year) yields decreased. Following on the heels of the Federal Reserve’s (the “Fed”) December 2016 interest rate increase, 3-month U.S. Treasury yields began the period at 0.51% and remained relatively stable through February, ranging between a period low of 0.50% and 0.55%.9 Those yields surged almost 0.20% within the first week of March alone, however, when better-than-anticipated economic news raised investors’ expectations for another Fed rate hike. As the Fed subsequently announced its second (March) and third (June) increases in seven months — ultimately raising its key interest rate target range to 1.00% — 1.25% — yields on 3-month Treasuries navigated a gradual ascent through June to end the 6-month period at 1.03%. Similarly, after starting January at 1.20% and moving between 1.12% and 1.27% over the first two months of the year, 2-year Treasury yields increased in early March, reaching a period high of 1.40% later that month before eventually settling at 1.38% on June 30, 2017.

During the period, further increases in the yields on both short- and long-term Treasuries were moderated by continued strong market demand. With the European Central Bank, Bank of Japan, and other foreign central banks maintaining their respective monetary stimulus measures, global bond yields remained low through June 2017. Consequently, fixed income investors continued to seek out the relatively higher returns found in U.S. Treasuries, exerting downward pressure on their yields. Longer-term U.S. Treasury yields were also negatively impacted by some concern — particularly in the latter half of the period — around the pace of U.S. economic growth and level of inflation. As a result, yields on 10-year Treasuries began January 2017 at 2.45% and after tracking within a relatively tight range of 2.14% (period low) and 2.62% (period high), ended June 2017 lower at 2.31%.

6	Source: Bloomberg. The MSCI Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2017, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Returns are reported in U.S. dollar terms for the MSCI EAFE Free Index, MSCI ACWI ex-US Index, and MSCI Emerging Markets Index.

8	Source: Bloomberg. The Bloomberg Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Bloomberg Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

9	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less.A 2-year U.S. Treasury Note and a 10-year U.S. Treasury Note are debt obligations issued by the U.S. Treasury with maturities of 2 and 10 years, respectively, and that pay interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2017, through December 31, 2017, in the State Farm Mutual Fund Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 10 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by maturity and based on total investments as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 0.43% allocation to the JPMorgan U.S. Government Money Market Fund Capital Shares.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Retirement Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2020 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm LifePath 2030 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2040 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2050 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Premier, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Premier, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Premier, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,092.67	1.02%	$5.29
Class B Shares	$1,000.00	$1,090.32	1.37%	$7.10
Premier Shares	$1,000.00	$1,092.59	0.92%	$4.77
Legacy Class B Shares	$1,000.00	$1,090.72	1.24%	$6.43
Institutional Shares	$1,000.00	$1,093.25	0.90%	$4.67
Class R-1 Shares	$1,000.00	$1,091.59	1.22%	$6.33
Class R-2 Shares	$1,000.00	$1,091.79	1.11%	$5.76
Class R-3 Shares	$1,000.00	$1,093.15	0.97%	$5.03

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.74	1.02%	$5.11
Class B Shares	$1,000.00	$1,018.00	1.37%	$6.85
Premier Shares	$1,000.00	$1,020.23	0.92%	$4.61
Legacy Class B Shares	$1,000.00	$1,018.65	1.24%	$6.21
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-1 Shares	$1,000.00	$1,018.74	1.22%	$6.11
Class R-2 Shares	$1,000.00	$1,019.29	1.11%	$5.56
Class R-3 Shares	$1,000.00	$1,019.98	0.97%	$4.86

State Farm Small/Mid Cap Equity Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,025.77	1.17%	$5.88
Class B Shares	$1,000.00	$1,023.49	1.52%	$7.63
Premier Shares	$1,000.00	$1,026.34	1.07%	$5.38
Legacy Class B Shares	$1,000.00	$1,024.12	1.37%	$6.88
Institutional Shares	$1,000.00	$1,025.83	1.04%	$5.22
Class R-1 Shares	$1,000.00	$1,024.67	1.36%	$6.83
Class R-2 Shares	$1,000.00	$1,025.66	1.26%	$6.33
Class R-3 Shares	$1,000.00	$1,025.33	1.11%	$5.57

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class B Shares	$1,000.00	$1,017.26	1.52%	$7.60
Premier Shares	$1,000.00	$1,019.49	1.07%	$5.36
Legacy Class B Shares	$1,000.00	$1,018.00	1.37%	$6.85
Institutional Shares	$1,000.00	$1,019.64	1.04%	$5.21
Class R-1 Shares	$1,000.00	$1,018.05	1.36%	$6.80
Class R-2 Shares	$1,000.00	$1,018.55	1.26%	$6.31
Class R-3 Shares	$1,000.00	$1,019.29	1.11%	$5.56

State Farm International Equity Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,204.61	1.36%	$7.43
Class B Shares	$1,000.00	$1,202.67	1.69%	$9.23
Premier Shares	$1,000.00	$1,204.37	1.25%	$6.83
Legacy Class B Shares	$1,000.00	$1,203.44	1.55%	$8.47
Institutional Shares	$1,000.00	$1,205.36	1.24%	$6.78
Class R-1 Shares	$1,000.00	$1,203.44	1.55%	$8.47
Class R-2 Shares	$1,000.00	$1,204.02	1.45%	$7.92
Class R-3 Shares	$1,000.00	$1,205.56	1.31%	$7.16

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.05	1.36%	$6.80
Class B Shares	$1,000.00	$1,016.41	1.69%	$8.45
Premier Shares	$1,000.00	$1,018.60	1.25%	$6.26
Legacy Class B Shares	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Shares	$1,000.00	$1,018.65	1.24%	$6.21
Class R-1 Shares	$1,000.00	$1,017.11	1.55%	$7.75
Class R-2 Shares	$1,000.00	$1,017.60	1.45%	$7.25
Class R-3 Shares	$1,000.00	$1,018.30	1.31%	$6.56

State Farm S&P 500 Index Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,090.37	0.52%	$2.70
Class B Shares	$1,000.00	$1,088.48	0.88%	$4.56
Premier Shares	$1,000.00	$1,091.07	0.42%	$2.18
Legacy Class B Shares	$1,000.00	$1,089.46	0.74%	$3.83
Institutional Shares	$1,000.00	$1,091.34	0.39%	$2.02
Class R-1 Shares	$1,000.00	$1,089.45	0.71%	$3.68
Class R-2 Shares	$1,000.00	$1,089.87	0.61%	$3.16
Class R-3 Shares	$1,000.00	$1,090.96	0.46%	$2.38

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.22	0.52%	$2.61
Class B Shares	$1,000.00	$1,020.43	0.88%	$4.41
Premier Shares	$1,000.00	$1,022.71	0.42%	$2.11
Legacy Class B Shares	$1,000.00	$1,021.12	0.74%	$3.71
Institutional Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class R-1 Shares	$1,000.00	$1,021.27	0.71%	$3.56
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-3 Shares	$1,000.00	$1,022.51	0.46%	$2.31

State Farm Small Cap Index Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,046.97	0.60%	$3.05
Class B Shares	$1,000.00	$1,046.43	0.88%	$4.47
Premier Shares	$1,000.00	$1,048.02	0.50%	$2.54
Legacy Class B Shares	$1,000.00	$1,046.77	0.81%	$4.11
Institutional Shares	$1,000.00	$1,048.38	0.48%	$2.44
Class R-1 Shares	$1,000.00	$1,046.51	0.80%	$4.06
Class R-2 Shares	$1,000.00	$1,046.97	0.70%	$3.55
Class R-3 Shares	$1,000.00	$1,047.76	0.55%	$2.79

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class B Shares	$1,000.00	$1,020.43	0.88%	$4.41
Premier Shares	$1,000.00	$1,022.32	0.50%	$2.51
Legacy Class B Shares	$1,000.00	$1,020.78	0.81%	$4.06
Institutional Shares	$1,000.00	$1,022.41	0.48%	$2.41
Class R-1 Shares	$1,000.00	$1,020.83	0.80%	$4.01
Class R-2 Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-3 Shares	$1,000.00	$1,022.07	0.55%	$2.76

State Farm International Index Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,142.72	0.72%	$3.83
Class B Shares	$1,000.00	$1,140.61	1.05%	$5.57
Premier Shares	$1,000.00	$1,142.99	0.62%	$3.29
Legacy Class B Shares	$1,000.00	$1,142.07	0.91%	$4.83
Institutional Shares	$1,000.00	$1,143.39	0.60%	$3.19
Class R-1 Shares	$1,000.00	$1,141.54	0.91%	$4.83
Class R-2 Shares	$1,000.00	$1,142.06	0.81%	$4.30
Class R-3 Shares	$1,000.00	$1,143.25	0.67%	$3.56

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.22	0.72%	$3.61
Class B Shares	$1,000.00	$1,019.59	1.05%	$5.26
Premier Shares	$1,000.00	$1,021.72	0.62%	$3.11
Legacy Class B Shares	$1,000.00	$1,020.28	0.91%	$4.56
Institutional Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class R-1 Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-2 Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class R-3 Shares	$1,000.00	$1,021.47	0.67%	$3.36

State Farm Equity and Bond Fund 2,3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,063.39	0.12%	$0.61
Class B Shares	$1,000.00	$1,061.62	0.47%	$2.40
Premier Shares	$1,000.00	$1,064.50	0.02%	$0.10
Legacy Class B Shares	$1,000.00	$1,062.46	0.32%	$1.64
Institutional Shares	$1,000.00	$1,063.90	0.00%	$0.00
Class R-1 Shares	$1,000.00	$1,062.34	0.32%	$1.64
Class R-2 Shares	$1,000.00	$1,062.77	0.22%	$1.13
Class R-3 Shares	$1,000.00	$1,064.39	0.07%	$0.36

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.20	0.12%	$0.60
Class B Shares	$1,000.00	$1,022.46	0.47%	$2.36
Premier Shares	$1,000.00	$1,024.70	0.02%	$0.10
Legacy Class B Shares	$1,000.00	$1,023.21	0.32%	$1.61
Institutional Shares	$1,000.00	$1,024.79	0.00%	$0.00
Class R-1 Shares	$1,000.00	$1,023.21	0.32%	$1.61
Class R-2 Shares	$1,000.00	$1,023.70	0.22%	$1.10
Class R-3 Shares	$1,000.00	$1,024.45	0.07%	$0.35

State Farm Bond Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,019.52	0.53%	$2.65
Class B Shares	$1,000.00	$1,018.53	0.73%	$3.65
Premier Shares	$1,000.00	$1,020.02	0.43%	$2.15
Legacy Class B Shares	$1,000.00	$1,019.41	0.75%	$3.76
Institutional Shares	$1,000.00	$1,021.06	0.40%	$2.00
Class R-1 Shares	$1,000.00	$1,018.54	0.71%	$3.55
Class R-2 Shares	$1,000.00	$1,019.05	0.62%	$3.10
Class R-3 Shares	$1,000.00	$1,020.70	0.47%	$2.35

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.17	0.53%	$2.66
Class B Shares	$1,000.00	$1,021.17	0.73%	$3.66
Premier Shares	$1,000.00	$1,022.66	0.43%	$2.16
Legacy Class B Shares	$1,000.00	$1,021.08	0.75%	$3.76
Institutional Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class R-1 Shares	$1,000.00	$1,021.27	0.71%	$3.56
Class R-2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Class R-3 Shares	$1,000.00	$1,022.46	0.47%	$2.36

State Farm Tax Advantaged Bond Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,027.22	0.53%	$2.66
Class B Shares	$1,000.00	$1,026.20	0.74%	$3.72
Premier Shares	$1,000.00	$1,027.73	0.43%	$2.16
Legacy Class B Shares	$1,000.00	$1,026.19	0.74%	$3.72

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.17	0.53%	$2.66
Class B Shares	$1,000.00	$1,021.12	0.74%	$3.71
Premier Shares	$1,000.00	$1,022.66	0.43%	$2.16
Legacy Class B Shares	$1,000.00	$1,021.12	0.74%	$3.71

State Farm Money Market Fund 3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,000.62	0.50%	$2.48
Class B Shares	$1,000.00	$1,000.49	0.53%	$2.63
Premier Shares	$1,000.00	$1,001.13	0.40%	$1.98
Legacy Class B Shares	$1,000.00	$1,000.49	0.53%	$2.63
Institutional Shares	$1,000.00	$1,000.01	0.42%	$2.08
Class R-1 Shares	$1,000.00	$1,000.37	0.55%	$2.73
Class R-2 Shares	$1,000.00	$1,000.37	0.55%	$2.73
Class R-3 Shares	$1,000.00	$1,000.67	0.49%	$2.43

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class B Shares	$1,000.00	$1,022.17	0.53%	$2.66
Premier Shares	$1,000.00	$1,022.81	0.40%	$2.01
Legacy Class B Shares	$1,000.00	$1,022.17	0.53%	$2.66
Institutional Shares	$1,000.00	$1,022.71	0.42%	$2.11
Class R-1 Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-2 Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-3 Shares	$1,000.00	$1,022.36	0.49%	$2.46

State Farm LifePath Retirement Fund 2,3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,049.33	0.67%	$3.40
Class B Shares	$1,000.00	$1,047.43	1.03%	$5.23
Premier Shares	$1,000.00	$1,050.28	0.57%	$2.90
Legacy Class B Shares	$1,000.00	$1,049.05	0.88%	$4.47
Institutional Shares	$1,000.00	$1,050.41	0.54%	$2.75
Class R-1 Shares	$1,000.00	$1,048.99	0.87%	$4.42
Class R-2 Shares	$1,000.00	$1,049.94	0.76%	$3.86
Class R-3 Shares	$1,000.00	$1,050.08	0.61%	$3.10

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.47	0.67%	$3.36
Class B Shares	$1,000.00	$1,019.69	1.03%	$5.16
Premier Shares	$1,000.00	$1,021.97	0.57%	$2.86
Legacy Class B Shares	$1,000.00	$1,020.43	0.88%	$4.41
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,020.48	0.87%	$4.36
Class R-2 Shares	$1,000.00	$1,021.03	0.76%	$3.81
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2020 Fund 2,3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,057.29	0.66%	$3.37
Class B Shares	$1,000.00	$1,055.39	1.02%	$5.20
Premier Shares	$1,000.00	$1,057.58	0.56%	$2.86
Legacy Class B Shares	$1,000.00	$1,057.04	0.88%	$4.49
Institutional Shares	$1,000.00	$1,057.89	0.54%	$2.76
Class R-1 Shares	$1,000.00	$1,056.89	0.86%	$4.39
Class R-2 Shares	$1,000.00	$1,056.85	0.76%	$3.88
Class R-3 Shares	$1,000.00	$1,058.01	0.61%	$3.11

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Class B Shares	$1,000.00	$1,019.74	1.02%	$5.11
Premier Shares	$1,000.00	$1,022.02	0.56%	$2.81
Legacy Class B Shares	$1,000.00	$1,020.43	0.88%	$4.41
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,020.53	0.86%	$4.31
Class R-2 Shares	$1,000.00	$1,021.03	0.76%	$3.81
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2030 Fund 2,3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,076.18	0.66%	$3.40
Class B Shares	$1,000.00	$1,075.76	0.77%	$3.96
Premier Shares	$1,000.00	$1,076.82	0.56%	$2.88
Legacy Class B Shares	$1,000.00	$1,074.98	0.88%	$4.53
Institutional Shares	$1,000.00	$1,077.03	0.54%	$2.78
Class R-1 Shares	$1,000.00	$1,075.28	0.86%	$4.43
Class R-2 Shares	$1,000.00	$1,076.39	0.75%	$3.86
Class R-3 Shares	$1,000.00	$1,076.29	0.61%	$3.14

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.52	0.66%	$3.31
Class B Shares	$1,000.00	$1,020.98	0.77%	$3.86
Premier Shares	$1,000.00	$1,022.02	0.56%	$2.81
Legacy Class B Shares	$1,000.00	$1,020.43	0.88%	$4.41
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,020.53	0.86%	$4.31
Class R-2 Shares	$1,000.00	$1,021.08	0.75%	$3.76
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2040 Fund 2,3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,092.04	0.67%	$3.48
Class B Shares	$1,000.00	$1,091.69	0.77%	$3.99
Premier Shares	$1,000.00	$1,092.99	0.56%	$2.91
Legacy Class B Shares	$1,000.00	$1,091.80	0.88%	$4.56
Institutional Shares	$1,000.00	$1,093.16	0.54%	$2.80
Class R-1 Shares	$1,000.00	$1,091.81	0.86%	$4.46
Class R-2 Shares	$1,000.00	$1,092.17	0.76%	$3.94
Class R-3 Shares	$1,000.00	$1,092.78	0.61%	$3.17

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.47	0.67%	$3.36
Class B Shares	$1,000.00	$1,020.98	0.77%	$3.86
Premier Shares	$1,000.00	$1,022.02	0.56%	$2.81
Legacy Class B Shares	$1,000.00	$1,020.43	0.88%	$4.41
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,020.53	0.86%	$4.31
Class R-2 Shares	$1,000.00	$1,021.03	0.76%	$3.81
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2050 Fund 2,3

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Actual
Class A Shares	$1,000.00	$1,098.19	0.69%	$3.59
Premier Shares	$1,000.00	$1,099.43	0.59%	$3.07
Class R-1 Shares	$1,000.00	$1,098.00	0.88%	$4.58
Class R-2 Shares	$1,000.00	$1,097.91	0.78%	$4.06

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.37	0.69%	$3.46
Premier Shares	$1,000.00	$1,021.87	0.59%	$2.96
Class R-1 Shares	$1,000.00	$1,020.43	0.88%	$4.41
Class R-2 Shares	$1,000.00	$1,020.93	0.78%	$3.91

1	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	The expense examples do not reflect acquired fund fees and expenses.

3	Restated Expense Example Tables: Effective April 1, 2017, for each Fund, State Farm VP Management Corp. agreed to waive all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares. In addition, effective May 1, 2017, State Farm Investment Management Corp. agreed to waive 0.29% of management fees for the State Farm Small/Mid Cap Equity Fund. The restated examples reflect expenses as if (1) the 12b-1 fee waiver had been in effect for all Funds, and (2) the management fee waiver had been in effect for the State Farm Small/Mid Cap Equity Fund, throughout the entire period from January 1, 2017 to June 30, 2017 as follows:

State Farm Equity Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,093.35	0.90%	$4.67
Class B Shares	$1,000.00	$1,092.87	0.90%	$4.67
Premier Shares	$1,000.00	$1,093.27	0.80%	$4.15
Legacy Class B Shares	$1,000.00	$1,092.47	0.90%	$4.67
Class R-1 Shares	$1,000.00	$1,092.94	0.97%	$5.03
Class R-2 Shares	$1,000.00	$1,092.60	0.97%	$5.03

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class B Shares	$1,000.00	$1,020.33	0.90%	$4.51
Premier Shares	$1,000.00	$1,020.83	0.80%	$4.01
Legacy Class B Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-1 Shares	$1,000.00	$1,019.98	0.97%	$4.86
Class R-2 Shares	$1,000.00	$1,019.98	0.97%	$4.86

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,027.38	0.85%	$4.27
Class B Shares	$1,000.00	$1,026.86	0.85%	$4.27
Premier Shares	$1,000.00	$1,027.95	0.75%	$3.77
Legacy Class B Shares	$1,000.00	$1,026.74	0.85%	$4.27
Institutional Shares	$1,000.00	$1,026.81	0.85%	$4.27
Class R-1 Shares	$1,000.00	$1,026.91	0.92%	$4.62
Class R-2 Shares	$1,000.00	$1,027.40	0.92%	$4.62
Class R-3 Shares	$1,000.00	$1,026.30	0.92%	$4.62

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class B Shares	$1,000.00	$1,020.58	0.85%	$4.26
Premier Shares	$1,000.00	$1,021.08	0.75%	$3.76
Legacy Class B Shares	$1,000.00	$1,020.58	0.85%	$4.26
Institutional Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class R-1 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-2 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-3 Shares	$1,000.00	$1,020.23	0.92%	$4.61

State Farm International Equity Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,205.36	1.24%	$6.78
Class B Shares	$1,000.00	$1,205.49	1.24%	$6.78
Premier Shares	$1,000.00	$1,205.11	1.14%	$6.23
Legacy Class B Shares	$1,000.00	$1,205.37	1.24%	$6.78
Class R-1 Shares	$1,000.00	$1,204.92	1.31%	$7.16
Class R-2 Shares	$1,000.00	$1,204.91	1.31%	$7.16

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.65	1.24%	$6.21
Class B Shares	$1,000.00	$1,018.65	1.24%	$6.21
Premier Shares	$1,000.00	$1,019.14	1.14%	$5.71
Legacy Class B Shares	$1,000.00	$1,018.65	1.24%	$6.21
Class R-1 Shares	$1,000.00	$1,018.30	1.31%	$6.56
Class R-2 Shares	$1,000.00	$1,018.30	1.31%	$6.56

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,091.04	0.39%	$2.02
Class B Shares	$1,000.00	$1,091.03	0.39%	$2.02
Premier Shares	$1,000.00	$1,091.74	0.29%	$1.50
Legacy Class B Shares	$1,000.00	$1,091.21	0.39%	$2.02
Class R-1 Shares	$1,000.00	$1,090.79	0.46%	$2.38
Class R-2 Shares	$1,000.00	$1,090.68	0.46%	$2.38

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class B Shares	$1,000.00	$1,022.86	0.39%	$1.96
Premier Shares	$1,000.00	$1,023.36	0.29%	$1.45
Legacy Class B Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class R-1 Shares	$1,000.00	$1,022.51	0.46%	$2.31
Class R-2 Shares	$1,000.00	$1,022.51	0.46%	$2.31

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,047.61	0.48%	$2.44
Class B Shares	$1,000.00	$1,048.49	0.48%	$2.44
Premier Shares	$1,000.00	$1,048.67	0.38%	$1.93
Legacy Class B Shares	$1,000.00	$1,048.45	0.48%	$2.44
Class R-1 Shares	$1,000.00	$1,047.80	0.55%	$2.79
Class R-2 Shares	$1,000.00	$1,047.74	0.55%	$2.79

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.41	0.48%	$2.41
Class B Shares	$1,000.00	$1,022.41	0.48%	$2.41
Premier Shares	$1,000.00	$1,022.91	0.38%	$1.91
Legacy Class B Shares	$1,000.00	$1,022.41	0.48%	$2.41
Class R-1 Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-2 Shares	$1,000.00	$1,022.07	0.55%	$2.76

State Farm International Index Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,143.43	0.60%	$3.19
Class B Shares	$1,000.00	$1,143.28	0.60%	$3.19
Premier Shares	$1,000.00	$1,143.69	0.50%	$2.66
Legacy Class B Shares	$1,000.00	$1,143.90	0.60%	$3.19
Class R-1 Shares	$1,000.00	$1,142.94	0.67%	$3.56
Class R-2 Shares	$1,000.00	$1,142.91	0.67%	$3.56

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class B Shares	$1,000.00	$1,021.82	0.60%	$3.01
Premier Shares	$1,000.00	$1,022.32	0.50%	$2.51
Legacy Class B Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class R-1 Shares	$1,000.00	$1,021.47	0.67%	$3.36
Class R-2 Shares	$1,000.00	$1,021.47	0.67%	$3.36

State Farm Equity and Bond Fund **

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,064.04	0.00%		$0.00
Class B Shares	$1,000.00	$1,064.11	0.00%		$0.00
Premier Shares	$1,000.00	$1,065.15	-0.10%	-$	0.51
Legacy Class B Shares	$1,000.00	$1,064.16	0.00%		$0.00
Class R-1 Shares	$1,000.00	$1,063.65	0.07%		$0.36
Class R-2 Shares	$1,000.00	$1,063.56	0.07%		$0.36

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.79	0.00%		$0.00
Class B Shares	$1,000.00	$1,024.79	0.00%		$0.00
Premier Shares	$1,000.00	$1,025.29	-0.10%	-$	0.50
Legacy Class B Shares	$1,000.00	$1,024.79	0.00%		$0.00
Class R-1 Shares	$1,000.00	$1,024.45	0.07%		$0.35
Class R-2 Shares	$1,000.00	$1,024.45	0.07%		$0.35

State Farm Bond Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,020.15	0.40%	$2.00
Class B Shares	$1,000.00	$1,020.16	0.40%	$2.00
Premier Shares	$1,000.00	$1,020.65	0.30%	$1.50
Legacy Class B Shares	$1,000.00	$1,021.05	0.40%	$2.00
Class R-1 Shares	$1,000.00	$1,019.80	0.47%	$2.35
Class R-2 Shares	$1,000.00	$1,019.81	0.47%	$2.35

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class B Shares	$1,000.00	$1,022.81	0.40%	$2.01
Premier Shares	$1,000.00	$1,023.31	0.30%	$1.51
Legacy Class B Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class R-1 Shares	$1,000.00	$1,022.46	0.47%	$2.36
Class R-2 Shares	$1,000.00	$1,022.46	0.47%	$2.36

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,027.86	0.41%	$2.06
Class B Shares	$1,000.00	$1,027.85	0.41%	$2.06
Premier Shares	$1,000.00	$1,028.37	0.31%	$1.56
Legacy Class B Shares	$1,000.00	$1,027.84	0.41%	$2.06

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class B Shares	$1,000.00	$1,022.76	0.41%	$2.06
Premier Shares	$1,000.00	$1,023.26	0.31%	$1.56
Legacy Class B Shares	$1,000.00	$1,022.76	0.41%	$2.06

State Farm Money Market Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,000.82	0.42%	$2.08
Class B Shares	$1,000.00	$1,000.69	0.42%	$2.08
Premier Shares	$1,000.00	$1,001.50	0.32%	$1.59
Legacy Class B Shares	$1,000.00	$1,000.69	0.42%	$2.08
Class R-1 Shares	$1,000.00	$1,000.40	0.49%	$2.43
Class R-2 Shares	$1,000.00	$1,000.40	0.49%	$2.43

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.71	0.42%	$2.11
Class B Shares	$1,000.00	$1,022.71	0.42%	$2.11
Premier Shares	$1,000.00	$1,023.21	0.32%	$1.61
Legacy Class B Shares	$1,000.00	$1,022.71	0.42%	$2.11
Class R-1 Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R-2 Shares	$1,000.00	$1,022.36	0.49%	$2.46

State Farm LifePath Retirement Fund **

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,049.98	0.54%	$2.74
Class B Shares	$1,000.00	$1,049.89	0.54%	$2.74
Premier Shares	$1,000.00	$1,050.92	0.44%	$2.24
Legacy Class B Shares	$1,000.00	$1,050.73	0.54%	$2.75
Class R-1 Shares	$1,000.00	$1,050.29	0.61%	$3.10
Class R-2 Shares	$1,000.00	$1,050.72	0.61%	$3.10

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2020 Fund **

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,057.94	0.54%	$2.76
Class B Shares	$1,000.00	$1,057.87	0.54%	$2.76
Premier Shares	$1,000.00	$1,058.23	0.44%	$2.25
Legacy Class B Shares	$1,000.00	$1,058.73	0.54%	$2.76
Class R-1 Shares	$1,000.00	$1,058.20	0.61%	$3.11
Class R-2 Shares	$1,000.00	$1,057.63	0.61%	$3.11

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2030 Fund **

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,076.85	0.54%	$2.78
Class B Shares	$1,000.00	$1,076.95	0.54%	$2.78
Premier Shares	$1,000.00	$1,077.48	0.44%	$2.27
Legacy Class B Shares	$1,000.00	$1,076.71	0.54%	$2.78
Class R-1 Shares	$1,000.00	$1,076.60	0.61%	$3.14
Class R-2 Shares	$1,000.00	$1,077.19	0.61%	$3.14

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2040 Fund **

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,092.72	0.54%	$2.80
Class B Shares	$1,000.00	$1,092.90	0.54%	$2.80
Premier Shares	$1,000.00	$1,093.67	0.44%	$2.28
Legacy Class B Shares	$1,000.00	$1,093.55	0.54%	$2.80
Class R-1 Shares	$1,000.00	$1,093.16	0.61%	$3.17
Class R-2 Shares	$1,000.00	$1,092.97	0.61%	$3.17

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2050 Fund **

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual
Class A Shares	$1,000.00	$1,098.87	0.57%	$2.97
Premier Shares	$1,000.00	$1,100.10	0.47%	$2.45
Class R-1 Shares	$1,000.00	$1,099.36	0.64%	$3.33
Class R-2 Shares	$1,000.00	$1,098.72	0.64%	$3.33

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.97	0.57%	$2.86
Premier Shares	$1,000.00	$1,022.46	0.47%	$2.36
Class R-1 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Class R-2 Shares	$1,000.00	$1,021.62	0.64%	$3.21

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The expense examples do not reflect acquired fund fees and expenses.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 16, 2017, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”), the State Farm Small Cap Index Fund (the “Small Cap Index Fund”), the State Farm International Index Fund (the “International Index Fund”), the State Farm LifePath Retirement Fund (the “LifePath Retirement Fund”), the State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”), the State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”), the State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) and the State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”). Together, the sub-advisory agreements between SFIMC and Westwood, Marsico, Northern Cross, Bridgeway and BlackRock will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for eleven of the Funds. With respect to the Small/Mid Cap Equity Fund, Bridgeway sub-advises approximately 50% of the Fund’s portfolio and SFIMC invests the other portion of that Fund’s portfolio. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The eleven sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway (approximately one-half of the portfolio)
S&P 500 Index Fund	BlackRock
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	BlackRock
International Index Fund	BlackRock
LifePath Retirement Fund	BlackRock
LifePath 2020 Fund	BlackRock
LifePath 2030 Fund	BlackRock
LifePath 2040 Fund	BlackRock
LifePath 2050 Fund	BlackRock

Prior to the June 16, 2017 meeting, independent legal counsel to the Independent Trustees sent Westwood, Marsico, Northern Cross, Bridgeway and BlackRock (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 16th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees also considered contract review materials at meetings held on March 17, 2017 and May 24, 2017, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as the returns of one or more appropriate Morningstar Category Average composite(s), which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications. The performance of the Funds is discussed below for certain periods (three-, five- and 10-year periods) ending on March 31, 2017.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a minimal level of tracking error. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Equity Fund, including as compared to its applicable Morningstar Category Average composite. SFIMC management explained to the Board that the relative performance of the Equity Fund lagged during the ten-year time period because of a change in the way the Equity Fund was managed during the period and because of the performance of a previous sub-adviser to the Equity Fund. SFIMC management explained to the Board that the Equity Fund ranked in the top one-half of its Morningstar Category Average composite for the three- and five-year periods. The Board considered the performance of the Small/ Mid Cap Equity Fund, which lagged during the three-, five- and ten-year time periods. SFIMC management explained that it has attempted to address the relative underperformance of the Small/Mid Cap Equity Fund by recommending that the Board terminate Rainier Investment Management, LLC (“Rainier”) as a sub-adviser to approximately one-half of the assets of that Fund. The Board previously had agreed with management’s recommendation to terminate Rainier as sub-adviser to the Small/Mid Cap Equity Fund, and that termination had become effective May 1, 2017. The Board considered that the performance of the International Equity Fund for the five-year period lagged, but the amount of International Equity Fund’s underperformance during that period was minimal. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The Tax Advantaged Bond Fund outperformed its applicable Morningstar Category Average composite over the three-, five-and 10-year time frames. The performance of the Bond Fund surpassed its applicable Morningstar Category Average composite over the three-year time frame, and the performance of the Bond Fund was in the third quartile compared to its applicable Morningstar Category Average composite over the five- and ten-year time frames. The performance of the Money Market Fund was competitive with this Fund’s benchmark and the narrow performance range of its Morningstar Category Average composite. The Board considered that the performance of the Equity and Bond Fund, noting that compared to its Morningstar Category Average composite the Fund ranked in the top quartile for the three- and five-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three-, five- and ten-year periods. The Board considered each LifePath Fund’s performance compared to its Morningstar Category Average composite. SFIMC management informed the Board that each LifePath Fund, other than the LifePath Retirement Fund, had one or more periods of underperformance. However, SFIMC management also explained to the Board that the amount of underperformance by a LifePath Fund in any one period was relatively small. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures, and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses within those peer groups. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Funds’ shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional clients, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated.

The Board considered that the net total expenses of each Fund within Mutual Fund Trust, except the Money Market Fund, had ranked in one of the top three quartiles of its respective peer group. The Board then considered that the Money Market Fund had ranked in the bottom quartile of its respective peer group. The Board considered that the net total expenses of this Fund were only 0.03% higher than the net total expenses of a peer fund in the third quartile. Considering all this information and other information provided by SFIMC, the Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the assets of a Fund grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s expense levels per unit will reflect economies of scale for the benefit of the Fund. The Board also considered that the Advisory Agreement and the Sub-Advisory Agreements include breakpoints for several of the Funds. Breakpoints are reductions in the level of advisory or sub-advisory fees as the level of assets within a Fund grows. The Board considered that these breakpoints can lead to economies of scale for Fund shareholders as Fund assets increase. The Board also noted that, to achieve certain breakpoints, assets of certain Funds would be aggregated with assets of mutual funds from another trust advised by SFIMC.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. The Board noted that BlackRock, as sub-adviser, may select a broker that is an affiliated person of BlackRock to execute securities transactions for the Funds sub-advised by BlackRock. When this occurs, a Fund sub-advised by BlackRock will pay brokerage commissions to an affiliated person of BlackRock. Other than potentially paying brokerage commissions to an affiliated person of BlackRock, SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC or a Sub-Adviser (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because other than noted above these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to minimize conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2018, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2018.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.88%)
Consumer Discretionary (11.87%)
Amazon.com Inc. (a)	7,700	$7,453,600
AutoZone Inc. (a)	4,000	2,281,840
Charter Communications Inc. Class A (a)	9,000	3,031,650
Comcast Corp. Class A	151,980	5,915,062
Darden Restaurants Inc.	42,400	3,834,656
Domino’s Pizza Inc.	17,700	3,744,081
Home Depot Inc., The	62,600	9,602,840
Lear Corp.	23,000	3,267,840
Lowe’s Companies Inc.	46,900	3,636,157
Michael Kors Holdings Ltd. (a)	65,100	2,359,875
Netflix Inc. (a)	27,900	4,168,539
Omnicom Group Inc.	33,200	2,752,280
Priceline Group Inc., The (a)	1,300	2,431,676
Target Corp.	40,900	2,138,661
Ulta Beauty Inc. (a)	22,000	6,321,480
VF Corp.	97,825	5,634,720
Viacom Inc. Class B	65,200	2,188,764

		70,763,721

Consumer Staples (9.76%)
Clorox Co., The	21,500	2,864,660
Colgate-Palmolive Co.	122,700	9,095,751
CVS Health Corp.	90,600	7,289,676
Dr Pepper Snapple Group Inc.	66,700	6,077,037
General Mills Inc.	101,950	5,648,030
Hershey Co., The	27,600	2,963,412
Hormel Foods Corp.	173,400	5,914,674
Kellogg Co.	36,000	2,500,560
PepsiCo Inc.	83,200	9,608,768
Sysco Corp.	65,100	3,276,483
Tyson Foods Inc. Class A	47,300	2,962,399

		58,201,450

Energy (3.97%)
Chevron Corp.	54,650	5,701,634
EOG Resources Inc.	63,500	5,748,020
Halliburton Co.	98,425	4,203,732
ONEOK Inc.	59,500	3,103,520
RSP Permian Inc. (a)	152,865	4,932,954

		23,689,860

Financials (11.49%)
American International Group Inc.	84,305	5,270,749
Bank of America Corp.	454,900	11,035,874
BB&T Corp.	122,310	5,554,097
Chubb Ltd.	43,155	6,273,874
Discover Financial Services	35,200	2,189,088
Intercontinental Exchange Inc.	89,365	5,890,941
JPMorgan Chase & Co.	124,575	11,386,155
Lincoln National Corp.	51,700	3,493,886
Morgan Stanley	52,600	2,343,856
Reinsurance Group of America Inc.	18,100	2,323,859
Wells Fargo & Co.	175,940	9,748,835

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Alliance Bancorp (a)	60,400	$2,971,680

		68,482,894

Health Care (15.80%)
Abbott Laboratories	150,060	7,294,417
Aetna Inc.	67,075	10,183,997
Align Technology Inc. (a)	34,200	5,134,104
Baxter International Inc.	57,800	3,499,212
Becton, Dickinson and Co.	47,350	9,238,458
Cardinal Health Inc.	38,700	3,015,504
Centene Corp. (a)	41,700	3,330,996
Cigna Corp.	35,000	5,858,650
Gilead Sciences Inc.	49,900	3,531,922
HCA Healthcare Inc. (a)	46,000	4,011,200
Henry Schein Inc. (a)	17,400	3,184,548
IDEXX Laboratories Inc. (a)	30,600	4,939,452
Intuitive Surgical Inc. (a)	4,200	3,928,554
Ionis Pharmaceuticals Inc. (a)	35,500	1,805,885
Johnson & Johnson	101,200	13,387,748
Mettler-Toledo International Inc. (a)	7,600	4,472,904
UnitedHealth Group Inc.	21,600	4,005,072
Vertex Pharmaceuticals Inc. (a)	26,000	3,350,620

		94,173,243

Industrials (11.74%)
American Airlines Group Inc.	59,600	2,999,072
Boeing Co., The	45,875	9,071,782
Cintas Corp.	24,500	3,087,980
Deere & Co.	25,600	3,163,904
Delta Air Lines Inc.	79,100	4,250,834
FedEx Corp.	27,250	5,922,242
General Dynamics Corp.	31,169	6,174,579
Honeywell International Inc.	44,000	5,864,760
Huntington Ingalls Industries Inc.	17,600	3,276,416
Lockheed Martin Corp.	14,300	3,969,823
Nielsen Holdings PLC	53,000	2,048,980
Rollins Inc.	77,100	3,138,741
Toro Co., The	50,200	3,478,358
Union Pacific Corp.	56,300	6,131,633
United Continental Holdings Inc. (a)	44,100	3,318,525
United Rentals Inc. (a)	36,200	4,080,102

		69,977,731

Information Technology (25.08%)
Accenture PLC Class A	47,560	5,882,220
Activision Blizzard Inc.	83,300	4,795,581
Adobe Systems Inc. (a)	28,200	3,988,608
Akamai Technologies Inc. (a)	48,300	2,405,823
Alliance Data Systems Corp.	37,100	9,523,199
Alphabet Inc. Class A (a)	5,912	5,496,268
Amdocs Ltd.	95,983	6,187,064
Amphenol Corp. Class A	42,400	3,129,968
Apple Inc.	41,900	6,034,438

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Applied Materials Inc.	110,500	$4,564,755
Arista Networks Inc. (a)	14,800	2,216,892
Automatic Data Processing Inc.	36,400	3,729,544
Booz Allen Hamilton Holding Corp.	159,037	5,175,064
Broadridge Financial Solutions Inc.	50,700	3,830,892
Cadence Design Systems Inc. (a)	143,300	4,799,117
Cognex Corp.	22,000	1,867,800
F5 Networks Inc. (a)	23,300	2,960,498
Intel Corp.	114,900	3,876,726
International Business Machines Corp.	16,700	2,568,961
Intuit Inc.	34,600	4,595,226
Lam Research Corp.	56,300	7,962,509
Mastercard Inc. Class A	12,600	1,530,270
Microchip Technology Inc.	28,900	2,230,502
Microsoft Corp.	89,405	6,162,687
Motorola Solutions Inc.	61,575	5,341,016
NVIDIA Corp.	56,600	8,182,096
ON Semiconductor Corp. (a)	193,700	2,719,548
Oracle Corp.	137,025	6,870,434
QUALCOMM Inc.	57,500	3,175,150
ServiceNow Inc. (a)	36,100	3,826,600
Symantec Corp.	102,500	2,895,625
Texas Instruments Inc.	88,995	6,846,385
Zillow Group Inc. Class C (a)	84,400	4,136,444

		149,507,910

Materials (2.71%)
Ecolab Inc.	24,300	3,225,825
LyondellBasell Industries NV Class A	39,400	3,324,966
Sherwin-Williams Co., The	16,355	5,739,951
Southern Copper Corp.	111,500	3,861,245

		16,151,987

Real Estate (2.13%)
CBRE Group Inc. Class A (a)	86,600	3,152,240
Public Storage	25,325	5,281,022
Simon Property Group Inc.	26,400	4,270,464

		12,703,726

Telecommunication Services (2.17%)
AT&T Inc.	223,800	8,443,974
T-Mobile US Inc. (a)	74,400	4,510,128

		12,954,102

	Shares	Value
Common Stocks (Cont.)
Utilities (2.16%)
NextEra Energy Inc.	48,200	$6,754,265
WEC Energy Group Inc.	99,900	6,131,862

		12,886,127

Total Common Stocks
(cost $473,620,756)		589,492,751

Short-term Investments (1.44%)
JPMorgan U.S. Government Money Market Fund Capital Shares	8,585,761	8,585,761

Total Short-term Investments
(cost $8,585,761)		8,585,761

TOTAL INVESTMENTS (100.32%)
(cost $482,206,517)		598,078,512
LIABILITIES, NET OF OTHER ASSETS (-0.32%)		(1,885,455)

NET ASSETS (100.00%)		$596,193,057

(a)	Non-income producing security.

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (48.17%)
Consumer Discretionary (5.93%)
American Axle & Manufacturing Holdings Inc. (a)	84,000	$1,310,400
Big 5 Sporting Goods Corp.	92,300	1,204,515
Bridgepoint Education Inc. (a)	78,800	1,163,088
Container Store Group Inc., The (a)	156,600	927,072
Cooper Tire & Rubber Co.	36,200	1,306,820
Cooper-Standard Holdings Inc. (a)	18,800	1,896,356
Dana Inc.	74,200	1,656,886
Fossil Group Inc. (a)	51,000	527,850
Office Depot Inc.	366,500	2,067,060
Standard Motor Products Inc.	25,100	1,310,722
Tailored Brands Inc.	84,100	938,556
Tower International Inc.	56,300	1,263,935
Weight Watchers International Inc. (a)	52,800	1,764,576

		17,337,836

Consumer Staples (2.30%)
Central Garden & Pet Co. Class A (a)	104,400	3,134,088
Sanderson Farms Inc.	21,100	2,440,215
SUPERVALU Inc. (a)	346,100	1,138,669

		6,712,972

Energy (0.83%)
Sanchez Energy Corp. (a)	155,600	1,117,208
Ship Finance International Ltd.	97,400	1,324,640

		2,441,848

Financials (12.69%)
American Equity Investment Life Holding Co.	101,300	2,662,164
Argo Group International Holdings Ltd.	24,200	1,466,520
Banco Latinoamericano de Comercio Exterior SA	64,700	1,771,486
Banner Corp.	26,300	1,486,213
Capitol Federal Financial Inc.	123,200	1,750,672
Employers Holdings Inc.	43,600	1,844,280
Enstar Group Ltd. (a)	7,700	1,529,605
First BanCorp (a)	237,000	1,372,230
Heartland Financial USA Inc.	29,200	1,375,320
Investors Bancorp Inc.	133,300	1,780,888
Kearny Financial Corp.	129,500	1,923,075
National Western Life Group Inc. Class A	6,700	2,141,454
Nationstar Mortgage Holdings Inc. (a)	41,100	735,279
Nelnet Inc. Class A	42,100	1,979,121
Northwest Bancshares Inc.	134,100	2,093,301
Ocwen Financial Corp. (a)	313,100	842,239
OneBeacon Insurance Group Ltd. Class A	101,000	1,841,230
Safety Insurance Group Inc.	22,600	1,543,580
Selective Insurance Group Inc.	49,200	2,462,460
Tristate Capital Holdings Inc. (a)	81,700	2,058,840
Walker & Dunlop Inc. (a)	50,300	2,456,149

		37,116,106

	Shares	Value
Common Stocks (Cont.)
Health Care (1.80%)
Community Health Systems Inc. (a)	72,100	$718,116
Kindred Healthcare Inc.	209,600	2,441,840
LHC Group Inc. (a)	30,800	2,091,012

		5,250,968

Industrials (8.20%)
ABM Industries Inc.	57,500	2,387,400
Acco Brands Corp. (a)	213,000	2,481,450
Aircastle Ltd.	56,600	1,231,050
EMCOR Group Inc.	11,500	751,870
GATX Corp.	34,200	2,198,034
Greenbrier Companies Inc., The	41,800	1,933,250
Kratos Defense & Security Solutions Inc. (a)	187,300	2,223,251
MasTec Inc. (a)	17,200	776,580
Meritor Inc. (a)	95,900	1,592,899
Radiant Logistics Inc. (a)	152,100	818,298
Rush Enterprises Inc. Class A (a)	29,700	1,104,246
SkyWest Inc.	86,400	3,032,640
Tetra Tech Inc.	38,900	1,779,675
UniFirst Corp.	12,000	1,688,400

		23,999,043

Information Technology (7.06%)
AVX Corp.	96,600	1,578,444
Benchmark Electronics Inc. (a)	58,200	1,879,860
Cirrus Logic Inc. (a)	22,100	1,386,112
ePlus Inc. (a)	23,800	1,763,580
Extreme Networks Inc. (a)	136,600	1,259,452
NETGEAR Inc. (a)	30,700	1,323,170
Rosetta Stone Inc. (a)	60,900	656,502
Sanmina Corp. (a)	89,400	3,406,140
Sykes Enterprises Inc. (a)	55,100	1,847,503
Tech Data Corp. (a)	17,500	1,767,500
TTM Technologies Inc. (a)	60,000	1,041,600
Unisys Corp. (a)	68,000	870,400
Vishay Intertechnology Inc.	113,400	1,882,440

		20,662,703

Materials (4.02%)
Cliffs Natural Resources Inc. (a)	233,100	1,613,052
Materion Corp.	46,500	1,739,100
Rayonier Advanced Materials Inc.	137,600	2,163,072
Ryerson Holding Corp. (a)	152,000	1,504,800
Schnitzer Steel Industries Inc. Class A	83,600	2,106,720
Stepan Co.	8,400	731,976
SunCoke Energy Inc. (a)	174,800	1,905,320

		11,764,040

Real Estate (3.49%)
CBL & Associates Properties Inc.	197,900	1,668,297
Cousins Properties Inc.	209,400	1,840,626
Farmland Partners Inc.	54,400	486,336

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Healthcare Realty Trust Inc.	52,000	$1,775,800
Monogram Residential Trust Inc.	186,600	1,811,886
Summit Hotel Properties Inc.	141,400	2,637,110

		10,220,055

Telecommunication Services (1.01%)
ATN International Inc.	19,100	1,307,204
Intelsat SA (a)	262,500	803,250
Windstream Holdings Inc.	218,600	848,168

		2,958,622

Utilities (0.84%)
ALLETE Inc.	17,300	1,240,064
NorthWestern Corp.	20,100	1,226,502

		2,466,566

Total Common Stocks
(cost $123,231,408)		140,930,759

	Shares	Value
Exchange-Traded Funds (49.81%)
iShares Core S&P Mid-Cap ETF	837,636	$145,706,782

Total Exchange-Traded Funds
(cost $144,708,218)		145,706,782

Short-term Investments (1.58%)
JPMorgan U.S. Government Money Market Fund Capital Shares	4,608,448	4,608,448

Total Short-term Investments
(cost $4,608,448)		4,608,448

TOTAL INVESTMENTS (99.56%)
(cost $272,548,074)		291,245,989
OTHER ASSETS, NET OF LIABILITIES (0.44%)		1,291,727

NET ASSETS (100.00%)		$292,537,716

(a)	Non-income producing security.

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (96.77%)
Australia (1.74%)
Domino’s Pizza Enterprises Ltd.	65,083	$2,605,187

Austria (0.28%)
Erste Group Bank AG	10,747	411,509

Belgium (0.99%)
Anheuser-Busch InBev SA/NV	13,389	1,478,913

Brazil (0.91%)
Ambev SA	15,500	85,667
Ambev SA ADR	15,544	85,336
B3 SA - Brasil Bolsa Balcao	200,400	1,194,693

		1,365,696

Canada (2.82%)
Barrick Gold Corp.	16,344	260,033
Constellation Software Inc.	4,631	2,422,669
Dollarama Inc.	15,952	1,524,223

		4,206,925

China (4.69%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	33,650	4,741,285
Ctrip.com International Ltd. ADR (a)	42,163	2,270,899

		7,012,184

Colombia (1.68%)
Bancolombia SA Sponsored ADR	21,422	954,350
Cementos Argos SA	154,619	600,721
Grupo Argos SA	36,196	246,336
Grupo Aval Acciones y Valores SA ADR	23,817	197,205
Grupo de Inversiones Suramericana	39,326	511,015

		2,509,627

Denmark (1.74%)
Genmab A/S (a)	5,214	1,112,420
Novo Nordisk A/S Class B	34,669	1,484,670

		2,597,090

France (10.75%)
AXA SA	45,988	1,257,978
Cie Generale des Etablissements Michelin Class B	11,867	1,577,673
Dassault Systemes SA	16,063	1,440,005
Essilor International SA	13,122	1,669,584
Hermes International	228	112,666
JC Decaux SA	17,059	559,578
L’Oreal SA	6,940	1,445,797
Pernod Ricard SA	11,612	1,555,045
Schneider Electric SE (Paris)	16,464	1,264,970
UbiSoft Entertainment SA (a)	35,916	2,037,946
Unibail-Rodamco SE (Amsterdam)	5,507	1,387,848
Unibail-Rodamco SE (Paris)	253	63,759
Vivendi	75,707	1,685,275

		16,058,124

	Shares	Value
Common Stocks (Cont.)
Germany (10.23%)
Allianz SE Reg.	6,609	$1,301,356
Bayer AG Reg.	37,116	4,798,777
Deutsche Boerse AG	3,391	357,945
Fresenius SE & Co. KGaA	11,899	1,020,098
Linde AG	8,000	1,514,947
SAP SE	12,215	1,275,853
Scout24 AG (b)	57,699	2,124,974
Wirecard AG	45,400	2,889,282

		15,283,232

Hong Kong (3.58%)
MGM China Holdings Ltd.	961,600	2,138,134
Tencent Holdings Ltd.	89,800	3,211,312

		5,349,446

India (1.92%)
HDFC Bank Ltd. ADR	18,111	1,575,114
Makemytrip Ltd. (a)	38,451	1,290,031

		2,865,145

Ireland (3.10%)
Glanbia PLC	75,987	1,486,254
Ryanair Holdings PLC SP ADR (a)	29,286	3,151,466

		4,637,720

Israel (0.78%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	35,286	1,172,201

Japan (9.29%)
Dentsu Inc.	15,100	720,934
Fanuc Corp.	14,800	2,849,469
Hoya Corp.	16,400	850,511
Japan Tobacco Inc.	25,036	878,569
LIFULL Co. Ltd.	281,900	2,468,740
MISUMI Group Inc.	101,600	2,317,898
Olympus Corp.	26,100	951,411
SMC Corp.	1,900	576,884
START TODAY Co. Ltd.	29,100	715,372
Tokio Marine Holdings Inc.	37,400	1,546,543

		13,876,331

Malaysia (0.01%)
Genting BHD Warrants (a)	59,490	22,589

Mexico (0.60%)
Becle SAB de CV (a)	5,500	9,379
Fibra Uno Administracion SA de CV	222,700	421,380
Grupo Televisa SAB Sponsored ADR	19,241	468,903

		899,662

Netherlands (8.95%)
ASML Holding NV	35,627	4,642,885
Heineken NV	18,340	1,783,220

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
InterXion Holding NV (a)	85,998	$3,936,988
Koninklijke Philips NV	42,575	1,512,057
QIAGEN NV	44,822	1,502,882

		13,378,032

Norway (0.22%)
Statoil ASA	20,193	334,746

Spain (0.91%)
Banco Bilbao Vizcaya Argentaria SA	164,795	1,367,422

Sweden (1.75%)
Atlas Copco AB Class A	47,703	1,828,916
Investor AB B Shares	16,167	779,114

		2,608,030

Switzerland (6.64%)
Compagnie Financiere Richemont SA Reg.	13,555	1,116,743
Julius Baer Group Ltd.	55,038	2,895,680
LafargeHolcim Ltd. Reg.	13,827	791,639
Nestle SA Reg.	16,943	1,474,495
Novartis AG Reg.	18,406	1,531,754
Roche Holding AG	3,459	880,892
UBS Group AG	72,776	1,232,539

		9,923,742

United Kingdom (16.61%)
ASOS PLC (a)	15,005	1,123,542
British Land Company PLC	11,833	93,319
ConvaTec Group PLC (a) (b)	96,139	399,690
Dechra Pharmaceuticals PLC	62,803	1,390,562
Diageo PLC	43,876	1,296,363
Domino’s Pizza Group PLC	374,185	1,432,343
Great Portland Estates PLC	21,613	168,055
Hargreaves Lansdown PLC	120,346	2,040,815
Indivior PLC	50,655	206,306
Just Eat PLC (a)	153,692	1,311,153
Land Securities Group PLC	28,685	378,465
Liberty Global PLC Class A (a)	10,872	349,209
Liberty Global PLC LiLAC A (a)	1,032	22,467
Liberty Global PLC LiLAC C (a)	1,221	26,142
Liberty Global PLC Series C (a)	9,792	305,315
LivaNova PLC (a)	33,726	2,064,368
Lloyds Banking Group PLC	988,297	851,487
Paysafe Group PLC (a)	238,139	1,584,938
Reckitt Benckiser Group PLC	44,849	4,546,912
Rolls-Royce Holdings PLC	135,859	1,576,620
Rolls-Royce Holdings PLC Class C Entitlement Shares (a) (c)	9,645,989	12,563
Shire PLC	31,916	1,761,694
Standard Chartered PLC (a)	149,286	1,511,168
Weir Group PLC, The	16,352	368,662

		24,822,158

	Shares	Value
Common Stocks (Cont.)
United States (6.58%)
Las Vegas Sands Corp.	63,831	$4,078,163
lululemon athletica Inc. (a)	24,854	1,483,038
Schlumberger Ltd.	30,083	1,980,665
Wynn Resorts Ltd.	17,044	2,285,941

		9,827,807

Total Common Stocks
(cost $113,915,093)		144,613,518

Preferred Stocks (0.16%)
Colombia (0.16%)
Grupo Argos SA, 0.00%	22,328	144,336
Grupo de Inversiones Suramericana, 0.00%	6,928	87,797

		232,133

Total Preferred Stocks
(cost $220,324)		232,133

Short-term Investments (2.44%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,645,632	3,645,632

Total Short-term Investments
(cost $3,645,632)		3,645,632

TOTAL INVESTMENTS (99.37%)
(cost $117,781,049)		148,491,283
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.63%)		944,671

NET ASSETS (100.00%)		$149,435,954

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $2,524,664 or 1.69% of net assets.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$44,023,616	29.65
United States Dollar	37,847,633	25.49
British Pound	22,054,657	14.85
Japanese Yen	13,876,331	9.34
Swiss Franc	9,923,742	6.68
Hong Kong Dollar	5,349,446	3.60
Canadian Dollar	3,946,892	2.66
Swedish Krona	2,608,030	1.76
Australian Dollar	2,605,187	1.75
Danish Krone	2,597,090	1.75
Colombian Peso	1,590,205	1.07
Brazilian Real	1,280,360	0.86
Mexican Peso	430,759	0.29
Norwegian Krone	334,746	0.23
Malaysian Ringgit	22,589	0.02

Total Investments	$148,491,283	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$31,619,290	21.16
Consumer Discretionary	30,383,107	20.33
Health Care	22,797,820	15.26
Financials	20,073,730	13.43
Consumer Staples	16,125,950	10.79
Industrials	15,459,505	10.35
Materials	3,558,012	2.38
Real Estate	2,512,826	1.68
Energy	2,315,411	1.55

Total Stocks	144,845,651	96.93
Short-term Investments	3,645,632	2.44
Cash and Other Assets, Net of Liabilities	944,671	0.63

Net Assets	$149,435,954	100.00%

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (96.34%)
Consumer Discretionary (11.82%)
Advance Auto Parts Inc.	4,818	$561,731
Amazon.com Inc. (a)	26,444	25,597,792
AutoNation Inc. (a)	4,393	185,209
AutoZone Inc. (a)	1,897	1,082,163
Bed Bath & Beyond Inc.	9,961	302,814
Best Buy Co. Inc.	17,741	1,017,092
BorgWarner Inc.	13,330	564,659
CarMax Inc. (a)	12,148	766,053
Carnival Corp.	27,793	1,822,383
CBS Corp. Class B	24,827	1,583,466
Charter Communications Inc. Class A (a)	14,345	4,832,113
Chipotle Mexican Grill Inc. (a)	1,924	800,576
Coach Inc.	18,953	897,235
Comcast Corp. Class A	315,135	12,265,054
Darden Restaurants Inc.	8,352	755,355
Delphi Automotive PLC	17,888	1,567,883
Discovery Communications Inc. Class A (a)	9,171	236,887
Discovery Communications Inc. Class C (a)	14,844	374,217
DISH Network Corp. Class A (a)	15,030	943,283
Dollar General Corp.	16,786	1,210,103
Dollar Tree Inc. (a)	15,604	1,091,032
DR Horton Inc.	22,428	775,336
Expedia Inc.	8,167	1,216,475
Foot Locker Inc.	8,958	441,450
Ford Motor Co.	261,170	2,922,492
GAP Inc., The	14,509	319,053
Garmin Ltd.	7,868	401,504
General Motors Co.	91,818	3,207,203
Genuine Parts Co.	9,855	914,150
Goodyear Tire & Rubber Co., The	16,620	581,035
H&R Block Inc.	13,383	413,669
Hanesbrands Inc.	24,898	576,638
Harley-Davidson Inc.	11,829	639,003
Hasbro Inc.	7,501	836,437
Hilton Worldwide Holdings Inc.	13,737	849,633
Home Depot Inc., The	79,687	12,223,986
Interpublic Group of Companies Inc., The	26,257	645,922
Kohl’s Corp.	11,153	431,287
L Brands Inc.	15,900	856,851
Leggett & Platt Inc.	8,828	463,735
Lennar Corp. Class A	13,470	718,220
LKQ Corp. (a)	20,105	662,460
Lowe’s Companies Inc.	57,200	4,434,716
Macy’s Inc.	20,403	474,166
Marriott International Inc. Class A	20,643	2,070,699
Mattel Inc.	22,466	483,693
McDonald’s Corp.	54,310	8,318,120
Michael Kors Holdings Ltd. (a)	10,467	379,429
Mohawk Industries Inc. (a)	4,172	1,008,331
Netflix Inc. (a)	28,643	4,279,551
Newell Brands Inc.	31,915	1,711,282
News Corp. Class A	25,331	347,035
News Corp. Class B	7,929	112,195
NIKE Inc. Class B	88,250	5,206,750

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	7,696	$368,100
Omnicom Group Inc.	15,734	1,304,349
O’Reilly Automotive Inc. (a)	6,039	1,320,971
Priceline Group Inc., The (a)	3,272	6,120,341
PulteGroup Inc.	19,302	473,478
PVH Corp.	5,310	607,995
Ralph Lauren Corp.	3,493	257,783
Ross Stores Inc.	26,255	1,515,701
Royal Caribbean Cruises Ltd.	11,215	1,225,014
Scripps Networks Interactive Class A	6,236	425,981
Signet Jewelers Ltd.	4,566	288,754
Staples Inc.	42,038	423,323
Starbucks Corp.	96,583	5,631,755
Target Corp.	36,772	1,922,808
Tiffany & Co.	7,240	679,619
Time Warner Inc.	51,517	5,172,822
TJX Companies Inc., The	42,824	3,090,608
Tractor Supply Co.	8,499	460,731
TripAdvisor Inc. (a)	7,617	290,969
Twenty-First Century Fox Inc. Class A	70,425	1,995,844
Twenty-First Century Fox Inc. Class B	32,235	898,389
Ulta Beauty Inc. (a)	3,881	1,115,167
Under Armour Inc. Class A (a)	12,275	267,104
Under Armour Inc. Class C (a)	12,405	250,085
VF Corp.	21,392	1,232,179
Viacom Inc. Class B	23,672	794,669
Walt Disney Co., The	96,875	10,292,969
Whirlpool Corp.	5,014	960,783
Wyndham Worldwide Corp.	7,021	704,979
Wynn Resorts Ltd.	5,329	714,725
Yum! Brands Inc.	22,042	1,625,818

		169,813,419

Consumer Staples (8.71%)
Altria Group Inc.	128,725	9,586,151
Archer-Daniels-Midland Co.	37,949	1,570,330
Brown-Forman Corp. Class B	12,071	586,651
Campbell Soup Co.	12,865	670,910
Church & Dwight Co. Inc.	16,840	873,659
Clorox Co., The	8,488	1,130,941
Coca-Cola Co., The	256,317	11,495,817
Colgate-Palmolive Co.	58,934	4,368,777
Conagra Brands Inc.	26,877	961,122
Constellation Brands Inc. Class A	11,505	2,228,864
Costco Wholesale Corp.	29,231	4,674,914
Coty Inc. Class A	31,191	585,143
CVS Health Corp.	67,882	5,461,786
Dr Pepper Snapple Group Inc.	12,285	1,119,286
Estee Lauder Companies Inc. Class A, The	14,936	1,433,557
General Mills Inc.	38,603	2,138,606
Hershey Co., The	9,281	996,501
Hormel Foods Corp.	17,747	605,350
JM Smucker Co., The	7,710	912,324
Kellogg Co.	16,701	1,160,051
Kimberly-Clark Corp.	23,795	3,072,172
Kraft Heinz Co., The	39,786	3,407,273

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	60,496	$1,410,767
McCormick & Company Inc.	7,643	745,269
Molson Coors Brewing Co. Class B	12,360	1,067,162
Mondelez International Inc. Class A	101,515	4,384,433
Monster Beverage Corp. (a)	26,853	1,334,057
PepsiCo Inc.	95,031	10,975,130
Philip Morris International Inc.	103,509	12,157,132
Procter & Gamble Co., The	170,242	14,836,590
Reynolds American Inc.	55,225	3,591,834
Sysco Corp.	32,687	1,645,137
Tyson Foods Inc. Class A	19,204	1,202,747
Walgreens Boots Alliance Inc.	56,968	4,461,164
Wal-Mart Stores Inc.	98,464	7,451,756
Whole Foods Market Inc.	20,943	881,910

		125,185,273

Energy (5.83%)
Anadarko Petroleum Corp.	37,074	1,680,935
Apache Corp.	25,120	1,204,002
Baker Hughes Inc.	28,318	1,543,615
Cabot Oil & Gas Corp.	31,572	791,826
Chesapeake Energy Corp. (a)	50,161	249,300
Chevron Corp.	126,301	13,176,983
Cimarex Energy Co.	6,285	590,853
Concho Resources Inc. (a)	9,871	1,199,623
ConocoPhillips	82,281	3,617,073
Devon Energy Corp.	35,410	1,132,058
EOG Resources Inc.	38,514	3,486,287
EQT Corp.	11,458	671,324
Exxon Mobil Corp.	282,388	22,797,183
Halliburton Co.	57,834	2,470,090
Helmerich & Payne Inc.	7,029	381,956
Hess Corp.	17,821	781,807
Kinder Morgan Inc.	128,543	2,462,884
Marathon Oil Corp.	56,208	666,065
Marathon Petroleum Corp.	34,577	1,809,414
Murphy Oil Corp.	10,837	277,752
National-Oilwell Varco Inc.	25,656	845,109
Newfield Exploration Co. (a)	13,150	374,249
Noble Energy Inc.	30,617	866,461
Occidental Petroleum Corp.	50,897	3,047,203
ONEOK Inc.	25,309	1,320,117
Phillips 66	29,410	2,431,913
Pioneer Natural Resources Co.	11,379	1,815,861
Range Resources Corp.	12,440	288,235
Schlumberger Ltd.	92,876	6,114,956
TechnipFMC PLC (a)	31,175	847,960
Tesoro Corp.	10,053	940,961
Transocean Ltd. (a)	25,218	207,544
Valero Energy Corp.	30,027	2,025,621
Williams Companies Inc., The	55,072	1,667,580

		83,784,800

Financials (14.01%)
Affiliated Managers Group Inc.	3,794	629,273
Aflac Inc.	26,364	2,047,956
Allstate Corp., The	24,581	2,173,944

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Express Co.	50,117	$4,221,856
American International Group Inc.	58,514	3,658,295
Ameriprise Financial Inc.	10,091	1,284,483
Aon PLC	17,582	2,337,524
Arthur J. Gallagher & Co.	11,624	665,474
Assurant Inc.	3,712	384,897
Bank of America Corp.	664,276	16,115,336
Bank of New York Mellon Corp.	69,048	3,522,829
BB&T Corp.	53,916	2,448,326
Berkshire Hathaway Inc. Class B (a)	126,607	21,443,428
BlackRock Inc.	8,079	3,412,650
Capital One Financial Corp.	32,006	2,644,336
CBOE Holdings Inc.	6,055	553,427
Charles Schwab Corp., The	80,823	3,472,156
Chubb Ltd.	31,093	4,520,300
Cincinnati Financial Corp.	9,828	712,039
Citigroup Inc.	183,750	12,289,200
Citizens Financial Group Inc.	33,766	1,204,771
CME Group Inc.	22,682	2,840,694
Comerica Inc.	11,569	847,314
Discover Financial Services	25,311	1,574,091
E*TRADE Financial Corp. (a)	18,122	689,180
Everest Re Group Ltd.	2,625	668,299
Fifth Third Bancorp	49,725	1,290,861
Franklin Resources Inc.	22,618	1,013,060
Goldman Sachs Group Inc., The	24,434	5,421,905
Hartford Financial Services Group Inc., The	24,416	1,283,549
Huntington Bancshares Inc.	71,556	967,437
Intercontinental Exchange Inc.	39,435	2,599,555
Invesco Ltd.	27,355	962,622
JPMorgan Chase & Co.	237,004	21,662,166
KeyCorp	74,447	1,395,137
Leucadia National Corp.	21,472	561,708
Lincoln National Corp.	15,010	1,014,376
Loews Corp.	18,304	856,810
M&T Bank Corp.	10,283	1,665,332
Marsh & McLennan Companies Inc.	34,212	2,667,168
MetLife Inc.	71,944	3,952,603
Moody’s Corp.	11,135	1,354,907
Morgan Stanley	95,077	4,236,631
Nasdaq Inc.	7,668	548,185
Navient Corp.	19,114	318,248
Northern Trust Corp.	14,236	1,383,882
People’s United Financial Inc.	24,114	425,853
PNC Financial Services Group Inc.	32,309	4,034,425
Principal Financial Group Inc.	17,707	1,134,487
Progressive Corp., The	38,320	1,689,529
Prudential Financial Inc.	28,657	3,098,968
Raymond James Financial Inc.	8,573	687,726
Regions Financial Corp.	80,024	1,171,551
S&P Global Inc.	17,218	2,513,656
State Street Corp.	23,596	2,117,269
SunTrust Banks Inc.	32,210	1,826,951
Synchrony Financial	51,353	1,531,346
T. Rowe Price Group Inc.	16,287	1,208,658
Torchmark Corp.	7,376	564,264

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Travelers Companies Inc., The	18,786	$2,376,993
U.S. Bancorp	105,527	5,478,962
Unum Group	15,529	724,117
Wells Fargo & Co.	299,455	16,592,802
Willis Towers Watson PLC	8,585	1,248,774
XL Group Ltd.	17,526	767,639
Zions Bancorporation	13,524	593,839

		201,306,029

Health Care (13.97%)
Abbott Laboratories	115,774	5,627,774
AbbVie Inc.	106,096	7,693,021
Aetna Inc.	22,071	3,351,040
Agilent Technologies Inc.	21,629	1,282,816
Alexion Pharmaceuticals Inc. (a)	15,054	1,831,620
Align Technology Inc. (a)	5,055	758,857
Allergan PLC	22,404	5,446,188
AmerisourceBergen Corp.	11,044	1,043,989
Amgen Inc.	49,037	8,445,643
Anthem Inc.	17,541	3,299,988
Baxter International Inc.	32,398	1,961,375
Becton, Dickinson and Co.	15,162	2,958,258
Biogen Inc. (a)	14,251	3,867,151
Boston Scientific Corp. (a)	91,468	2,535,493
Bristol-Myers Squibb Co.	109,892	6,123,182
C.R. Bard Inc.	4,837	1,529,024
Cardinal Health Inc.	21,092	1,643,489
Celgene Corp. (a)	52,077	6,763,240
Centene Corp. (a)	11,274	900,567
Cerner Corp. (a)	19,375	1,287,856
Cigna Corp.	17,128	2,867,056
Cooper Companies Inc., The	3,224	771,890
Danaher Corp.	40,645	3,430,032
DaVita Inc. (a)	10,302	667,158
Dentsply Sirona Inc.	15,496	1,004,761
Edwards Lifesciences Corp. (a)	14,095	1,666,593
Eli Lilly and Co.	64,688	5,323,822
Envision Healthcare Corp. (a)	7,758	486,194
Express Scripts Holding Co. (a)	39,640	2,530,618
Gilead Sciences Inc.	86,918	6,152,056
HCA Healthcare Inc. (a)	19,085	1,664,212
Henry Schein Inc. (a)	5,259	962,502
Hologic Inc. (a)	18,369	833,585
Humana Inc.	9,624	2,315,727
IDEXX Laboratories Inc. (a)	5,949	960,288
Illumina Inc. (a)	9,656	1,675,509
Incyte Corp. (a)	11,368	1,431,345
Intuitive Surgical Inc. (a)	2,463	2,303,816
Johnson & Johnson	179,538	23,751,082
Laboratory Corp. of America Holdings (a)	6,821	1,051,389
Mallinckrodt PLC (a)	6,668	298,793
McKesson Corp.	14,068	2,314,749
Medtronic PLC	91,068	8,082,285
Merck & Co. Inc.	182,331	11,685,594
Mettler-Toledo International Inc. (a)	1,716	1,009,935
Mylan NV (a)	30,445	1,181,875

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Patterson Companies Inc.	5,351	$251,229
PerkinElmer Inc.	7,469	508,938
Perrigo Co. PLC	9,419	711,323
Pfizer Inc.	397,819	13,362,740
Quest Diagnostics Inc.	9,198	1,022,450
Regeneron Pharmaceuticals Inc. (a)	5,065	2,487,624
Stryker Corp.	20,575	2,855,398
Thermo Fisher Scientific Inc.	26,028	4,541,105
UnitedHealth Group Inc.	64,267	11,916,387
Universal Health Services Inc. Class B	5,965	728,207
Varian Medical Systems Inc. (a)	6,131	632,658
Vertex Pharmaceuticals Inc. (a)	16,643	2,144,783
Waters Corp. (a)	5,411	994,758
Zimmer Biomet Holdings Inc.	13,465	1,728,906
Zoetis Inc.	32,755	2,043,257

		200,703,200

Industrials (9.90%)
3M Co.	39,776	8,280,965
Acuity Brands Inc.	2,893	588,089
Alaska Air Group Inc.	8,264	741,777
Allegion PLC	6,309	511,786
American Airlines Group Inc.	32,782	1,649,590
AMETEK Inc.	15,439	935,140
Arconic Inc.	29,800	674,973
Boeing Co., The	37,466	7,408,902
Caterpillar Inc.	39,314	4,224,682
CH Robinson Worldwide Inc.	9,499	652,391
Cintas Corp.	5,758	725,738
CSX Corp.	61,606	3,361,223
Cummins Inc.	10,270	1,665,999
Deere & Co.	19,595	2,421,746
Delta Air Lines Inc.	49,160	2,641,858
Dover Corp.	10,345	829,876
Eaton Corp. PLC	29,764	2,316,532
Emerson Electric Co.	43,129	2,571,351
Equifax Inc.	7,900	1,085,618
Expeditors International of Washington Inc.	12,182	688,039
Fastenal Co.	18,969	825,721
FedEx Corp.	16,326	3,548,130
Flowserve Corp.	8,630	400,691
Fluor Corp.	9,309	426,166
Fortive Corp.	20,202	1,279,797
Fortune Brands Home & Security Inc.	10,115	659,903
General Dynamics Corp.	18,944	3,752,806
General Electric Co.	580,368	15,675,740
Honeywell International Inc.	50,742	6,763,401
IHS Markit Ltd. (a)	21,100	929,244
Illinois Tool Works Inc.	20,749	2,972,294
Ingersoll-Rand PLC	17,080	1,560,941
J.B. Hunt Transport Services Inc.	5,648	516,114
Jacobs Engineering Group Inc.	8,155	443,550
Johnson Controls International PLC	62,474	2,708,873
Kansas City Southern	7,107	743,748
L3 Technologies Inc.	5,126	856,452
Lockheed Martin Corp.	16,613	4,611,935

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Masco Corp.	21,700	$829,157
Nielsen Holdings PLC	22,236	859,644
Norfolk Southern Corp.	19,429	2,364,509
Northrop Grumman Corp.	11,600	2,977,836
PACCAR Inc.	23,598	1,558,412
Parker Hannifin Corp.	8,849	1,414,247
Pentair PLC	11,031	734,003
Quanta Services Inc. (a)	9,992	328,937
Raytheon Co.	19,355	3,125,445
Republic Services Inc.	15,430	983,354
Robert Half International Inc.	8,311	398,346
Rockwell Automation Inc.	8,518	1,379,575
Rockwell Collins Inc.	10,795	1,134,339
Roper Technologies Inc.	6,833	1,582,044
Snap-on Inc.	3,865	610,670
Southwest Airlines Co.	40,435	2,512,631
Stanley Black & Decker Inc.	10,264	1,444,453
Stericycle Inc. (a)	5,660	431,971
Textron Inc.	17,604	829,148
TransDigm Group Inc.	3,315	891,304
Union Pacific Corp.	53,803	5,859,685
United Continental Holdings Inc. (a)	18,627	1,401,682
United Parcel Service Inc. Class B	45,743	5,058,718
United Rentals Inc. (a)	5,593	630,387
United Technologies Corp.	49,740	6,073,751
Verisk Analytics Inc. (a)	10,406	877,954
W.W. Grainger Inc.	3,535	638,174
Waste Management Inc.	26,931	1,975,389
Xylem Inc.	11,789	653,464

		142,211,010

Information Technology (21.44%)
Accenture PLC Class A	41,472	5,129,257
Activision Blizzard Inc.	45,952	2,645,457
Adobe Systems Inc. (a)	32,971	4,663,418
Advanced Micro Devices Inc. (a)	51,020	636,730
Akamai Technologies Inc. (a)	11,468	571,221
Alliance Data Systems Corp.	3,728	956,940
Alphabet Inc. Class A (a)	19,834	18,439,273
Alphabet Inc. Class C (a)	19,893	18,077,366
Amphenol Corp. Class A	20,431	1,508,216
Analog Devices Inc.	24,568	1,911,390
ANSYS Inc. (a)	5,758	700,633
Apple Inc.	347,269	50,013,681
Applied Materials Inc.	71,813	2,966,595
Autodesk Inc. (a)	12,925	1,303,098
Automatic Data Processing Inc.	29,936	3,067,243
Broadcom Ltd.	26,786	6,242,477
CA Inc.	20,802	717,045
Cisco Systems Inc.	332,870	10,418,831
Citrix Systems Inc. (a)	9,962	792,776
Cognizant Technology Solutions Corp. Class A	39,389	2,615,430
Corning Inc.	61,915	1,860,546
CSRA Inc.	9,640	306,070
DXC Technology Co.	18,875	1,448,090
eBay Inc. (a)	67,476	2,356,262

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electronic Arts Inc. (a)	20,563	$2,173,920
F5 Networks Inc. (a)	4,407	559,953
Facebook Inc. Class A (a)	157,546	23,786,295
Fidelity National Information Services Inc.	22,087	1,886,230
Fiserv Inc. (a)	14,183	1,735,148
FLIR Systems Inc.	8,712	301,958
Gartner Inc. (a)	5,986	739,331
Global Payments Inc.	10,165	918,103
Harris Corp.	8,222	896,857
Hewlett Packard Enterprise Co.	110,906	1,839,931
HP Inc.	111,707	1,952,638
Intel Corp.	314,078	10,596,992
International Business Machines Corp.	57,008	8,769,541
Intuit Inc.	16,223	2,154,577
Juniper Networks Inc.	25,339	706,451
KLA-Tencor Corp.	10,376	949,508
Lam Research Corp.	10,826	1,531,121
Mastercard Inc. Class A	62,551	7,596,819
Microchip Technology Inc.	15,395	1,188,186
Micron Technology Inc. (a)	69,077	2,062,639
Microsoft Corp.	514,270	35,448,631
Motorola Solutions Inc.	11,033	957,002
NetApp Inc.	17,793	712,610
NVIDIA Corp.	39,684	5,736,719
Oracle Corp.	200,390	10,047,555
Paychex Inc.	21,086	1,200,637
PayPal Holdings Inc. (a)	74,255	3,985,266
Qorvo Inc. (a)	8,280	524,290
QUALCOMM Inc.	98,593	5,444,305
Red Hat Inc. (a)	11,987	1,147,755
salesforce.com inc. (a)	44,649	3,866,603
Seagate Technology PLC	19,896	770,970
Skyworks Solutions Inc.	12,278	1,178,074
Symantec Corp.	40,556	1,145,707
Synopsys Inc. (a)	10,039	732,144
TE Connectivity Ltd.	23,647	1,860,546
Texas Instruments Inc.	66,345	5,103,921
Total System Services Inc.	10,953	638,012
VeriSign Inc. (a)	5,835	542,422
Visa Inc. Class A	123,110	11,545,256
Western Digital Corp.	19,492	1,726,991
Western Union Co.	31,454	599,199
Xerox Corp.	14,084	404,633
Xilinx Inc.	16,358	1,052,147

		308,065,638

Materials (2.74%)
Air Products & Chemicals Inc.	14,532	2,078,948
Albemarle Corp.	7,404	781,418
Avery Dennison Corp.	6,014	531,457
Ball Corp.	22,950	968,718
CF Industries Holdings Inc.	15,055	420,938
Dow Chemical Co., The	74,629	4,706,851
E.I. du Pont de Nemours & Co.	57,867	4,670,446
Eastman Chemical Co.	9,827	825,370
Ecolab Inc.	17,480	2,320,470

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
FMC Corp.	8,823	$644,520
Freeport-McMoRan Inc. (a)	88,214	1,059,450
International Flavors & Fragrances Inc.	5,337	720,495
International Paper Co.	27,580	1,561,304
LyondellBasell Industries NV Class A	22,047	1,860,546
Martin Marietta Materials Inc.	4,138	921,036
Monsanto Co.	29,190	3,454,928
Mosaic Co., The	23,435	535,021
Newmont Mining Corp.	35,909	1,163,093
Nucor Corp.	21,294	1,232,284
PPG Industries Inc.	17,184	1,889,553
Praxair Inc.	19,083	2,529,452
Sealed Air Corp.	12,757	571,003
Sherwin-Williams Co., The	5,427	1,904,660
Vulcan Materials Co.	8,735	1,106,550
WestRock Co.	16,769	950,132

		39,408,643

Real Estate (2.82%)
Alexandria Real Estate Equities Inc.	5,932	714,628
American Tower Corp.	28,296	3,744,127
Apartment Investment and Management Co.	10,870	467,084
AvalonBay Communities Inc.	9,090	1,746,825
Boston Properties Inc.	10,319	1,269,443
CBRE Group Inc. Class A (a)	20,180	734,552
Crown Castle International Corp.	24,427	2,447,097
Digital Realty Trust Inc.	10,808	1,220,764
Equinix Inc.	5,169	2,218,328
Equity Residential	24,628	1,621,261
Essex Property Trust Inc.	4,429	1,139,449
Extra Space Storage Inc.	8,199	639,522
Federal Realty Investment Trust	4,718	596,308
GGP Inc.	38,222	900,510
HCP Inc.	30,967	989,705
Host Hotels & Resorts Inc.	49,437	903,214
Iron Mountain Inc.	16,035	550,963
Kimco Realty Corp.	27,902	512,002
Macerich Co., The	7,985	463,609
Mid-America Apartment Communities Inc.	7,506	790,982
Prologis Inc.	35,501	2,081,779
Public Storage	9,993	2,083,840
Realty Income Corp.	18,419	1,016,360
Regency Centers Corp.	9,684	606,606
Simon Property Group Inc.	20,874	3,376,578
SL Green Realty Corp.	6,956	735,945
UDR Inc.	17,327	675,233
Ventas Inc.	23,709	1,647,301
Vornado Realty Trust	11,372	1,067,831
Welltower Inc.	24,502	1,833,975
Weyerhaeuser Co.	50,324	1,685,854

		40,481,675

Telecommunication Services (2.06%)
AT&T Inc.	409,897	15,465,414

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
CenturyLink Inc.	36,930	$881,888
Level 3 Communications Inc. (a)	19,273	1,142,889
Verizon Communications Inc.	271,867	12,141,580

		29,631,771

Utilities (3.04%)
AES Corp., The	43,622	484,640
Alliant Energy Corp.	14,983	601,867
Ameren Corp.	15,960	872,533
American Electric Power Company Inc.	32,562	2,262,082
American Water Works Co. Inc.	11,732	914,509
CenterPoint Energy Inc.	28,694	785,642
CMS Energy Corp.	19,007	879,074
Consolidated Edison Inc.	20,509	1,657,537
Dominion Energy Inc.	41,855	3,207,349
DTE Energy Co.	12,147	1,285,031
Duke Energy Corp.	46,514	3,888,103
Edison International	21,892	1,711,735
Entergy Corp.	11,767	903,357
Eversource Energy	20,847	1,265,621
Exelon Corp.	61,877	2,231,903
FirstEnergy Corp.	29,833	869,930
NextEra Energy Inc.	31,260	4,380,464
NiSource Inc.	21,323	540,751
NRG Energy Inc.	21,820	375,740
PG&E Corp.	33,803	2,243,505
Pinnacle West Capital Corp.	7,461	635,379
PPL Corp.	45,619	1,763,631
Public Service Enterprise Group Inc.	33,890	1,457,609
SCANA Corp.	9,482	635,389
Sempra Energy	16,778	1,891,720
Southern Co.	65,922	3,156,345
WEC Energy Group Inc.	21,204	1,301,502
Xcel Energy Inc.	33,996	1,559,736

		43,762,684

Total Common Stocks
(cost $742,125,858)		1,384,354,142

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (3.53%)
State Street Institutional U.S. Government Money Market Fund Premier Class	50,647,959	$50,647,959

Total Short-term Investments
(cost $50,647,959)		50,647,959

TOTAL INVESTMENTS (99.87%)
(cost $792,773,817)		1,435,002,101
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.13%) (b)		1,894,546

NET ASSETS (100.00%)		$1,436,896,647

(a)	Non-income producing security.

(b)	At June 30, 2017, cash in the amount of $1,978,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	438	September 2017	$53,203,526	$53,017,710	($185,816)

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.50%)
Consumer Discretionary (12.34%)
1-800-FLOWERS.COM Inc. (a)	6,934	$67,611
Aaron’s Inc.	16,555	643,990
Abercrombie & Fitch Co. Class A	18,048	224,517
Acushnet Holdings Corp.	6,105	121,123
Adtalem Global Education Inc.	16,467	624,923
AMC Entertainment Holdings Inc. Class A	14,289	325,075
American Axle & Manufacturing Holdings Inc. (a)	22,428	349,877
American Eagle Outfitters Inc.	42,406	510,992
American Outdoor Brands Corp. (a)	14,518	321,719
American Public Education Inc. (a)	3,946	93,323
America’s Car-Mart Inc. (a)	2,000	77,800
Asbury Automotive Group Inc. (a)	4,937	279,187
Ascena Retail Group Inc. (a)	44,720	96,148
Ascent Capital Group LLC Class A (a)	2,627	40,351
At Home Group Inc. (a)	1,367	31,837
AV Homes Inc. (a)	3,652	73,223
Barnes & Noble Education Inc. (a)	10,293	109,415
Barnes & Noble Inc.	16,215	123,234
Bassett Furniture Industries Inc.	2,600	98,670
Beasley Broadcast Group Inc. Class A	1,325	12,985
Beazer Homes USA Inc. (a)	8,543	117,210
Belmond Ltd. Class A (a)	23,492	312,444
Big 5 Sporting Goods Corp.	5,444	71,044
Big Lots Inc.	11,671	563,709
Biglari Holdings Inc. (a)	264	105,531
BJ’s Restaurants Inc. (a)	5,644	210,239
Black Diamond Inc. (a)	5,071	33,722
Bloomin’ Brands Inc.	25,955	551,025
Bob Evans Farms Inc.	5,187	372,582
Bojangles’ Inc. (a)	4,496	73,060
Boot Barn Holdings Inc (a)	3,780	26,762
Boyd Gaming Corp.	21,421	531,455
Bridgepoint Education Inc. (a)	4,363	64,398
Brinker International Inc.	12,916	492,100
Buckle Inc., The	7,478	133,108
Buffalo Wild Wings Inc. (a)	4,206	532,900
Build-A-Bear Workshop Inc. (a)	3,700	38,665
Caesars Acquisition Co. Class A (a)	12,807	243,973
Caesars Entertainment Corp. (a)	15,006	180,072
Caleres Inc.	11,231	311,997
Callaway Golf Co.	25,011	319,641
Cambium Learning Group Inc. (a)	3,100	15,717
Camping World Holdings Inc. Class A	3,353	103,440
Capella Education Co.	3,005	257,228
Career Education Corp. (a)	16,995	163,152
Carriage Services Inc.	4,085	110,132
Carrols Restaurant Group Inc. (a)	8,700	106,575
Carvana Co. (a)	3,987	81,614
Cato Corp. Class A	6,644	116,868
Cavco Industries Inc.(a)	2,242	290,675
Central European Media Enterprises Ltd. Class A (a)	19,051	76,204
Century Casinos Inc. (a)	5,863	43,210
Century Communities Inc. (a)	4,485	111,228
Cheesecake Factory Inc., The	11,669	586,951

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chegg Inc. (a)	21,363	$262,551
Chico’s FAS Inc.	34,333	323,417
Children’s Place Inc., The	4,484	457,816
Churchill Downs Inc.	3,528	646,682
Chuy’s Holdings Inc. (a)	4,277	100,082
Citi Trends Inc.	3,800	80,636
Clear Channel Outdoor Holdings Inc. Class A	9,937	48,194
ClubCorp Holdings Inc.	17,241	225,857
Collectors Universe Inc.	2,144	53,278
Columbia Sportswear Co.	7,550	438,353
Conn’s Inc. (a)	4,833	92,310
Container Store Group Inc., The (a)	3,526	20,874
Cooper Tire & Rubber Co.	13,868	500,635
Cooper-Standard Holdings Inc. (a)	4,578	461,783
Core-Mark Holding Company Inc.	12,073	399,133
Cracker Barrel Old Country Store Inc.	4,996	835,581
Crocs Inc. (a)	19,093	147,207
CSS Industries Inc.	2,418	63,255
Culp Inc.	2,899	94,218
Daily Journal Corp. (a)	305	62,915
Dana Inc.	37,978	848,049
Dave & Buster’s Entertainment Inc. (a)	10,947	728,085
Deckers Outdoor Corp. (a)	8,254	563,418
Del Frisco’s Restaurant Group Inc. (a)	5,863	94,394
Del Taco Restaurants Inc. (a)	8,599	118,236
Delta Apparel Inc. (a)	1,816	40,279
Denny’s Corp. (a)	17,919	210,907
Dillard’s Inc. Class A	3,996	230,529
DineEquity Inc.	4,771	210,163
Dorman Products Inc. (a)	7,113	588,743
Drive Shack Inc.	11,039	34,773
DSW Inc. Class A	17,210	304,617
Duluth Holdings Inc. (a)	2,470	44,979
E.W. Scripps Co. Class A, The (a)	15,161	270,017
El Pollo Loco Holdings Inc. (a)	5,328	73,793
Eldorado Resorts Inc. (a)	12,170	243,400
Emerald Expositions Events Inc.	4,333	94,893
Empire Resorts Inc. (a)	740	17,686
Entercom Communications Corp. Class A	6,669	69,024
Entravision Communications Corp. Class A	16,849	111,203
Eros International PLC (a)	7,540	86,333
Escalade Inc.	2,500	32,750
Ethan Allen Interiors Inc.	6,422	207,431
Etsy Inc. (a)	30,166	452,490
Express Inc. (a)	19,914	134,420
Fiesta Restaurant Group Inc. (a)	6,800	140,420
Finish Line Inc. Class A, The	10,881	154,184
Five Below Inc. (a)	14,149	698,536
Flexsteel Industries Inc.	1,953	105,677
Fogo De Chao Inc. (a)	2,433	33,819
Fossil Group Inc. (a)	11,188	115,796
Fox Factory Holding Corp. (a)	9,091	323,640
Francesca’s Holdings Corp. (a)	10,214	111,741
Fred’s Inc. Class A	9,340	86,208

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
FTD Companies Inc. (a)	4,651	$93,020
Gaia Inc. (a)	2,106	23,587
Gannett Co. Inc.	31,287	272,823
Genesco Inc. (a)	5,020	170,178
Gentherm Inc. (a)	9,740	377,912
G-III Apparel Group Ltd. (a)	11,135	277,818
Global Eagle Entertainment Inc. (a)	12,014	42,770
GNC Holdings Inc. Class A	18,241	153,772
Golden Entertainment Inc. (a)	2,854	59,106
GoPro Inc. Class A (a)	26,911	218,786
Grand Canyon Education Inc. (a)	12,215	957,778
Gray Television Inc. (a)	16,773	229,790
Green Brick Partners Inc. (a)	6,407	73,360
Group 1 Automotive Inc.	5,424	343,448
Groupon Inc. (a)	88,454	339,663
Guess? Inc.	16,217	207,253
Habit Restaurants Inc., The Class A (a)	5,244	82,855
Haverty Furniture Companies Inc.	5,035	126,378
Helen of Troy Ltd. (a)	7,117	669,710
Hemisphere Media Group Inc. (a)	4,149	49,166
Hibbett Sports Inc. (a)	5,976	124,002
Hooker Furniture Corp.	2,963	121,927
Horizon Global Corp. (a)	6,029	86,576
Houghton Mifflin Harcourt Co. (a)	26,944	331,411
Hovnanian Enterprises Inc. Class A (a)	29,924	83,787
HSN Inc.	8,200	261,580
Iconix Brand Group Inc. (a)	13,474	93,105
ILG Inc.	27,712	761,803
IMAX Corp. (a)	15,052	331,144
Inspired Entertainment Inc. (a)	1,005	13,065
Installed Building Products Inc. (a)	5,617	297,420
International Speedway Corp. Class A	6,467	242,836
Intrawest Resorts Holdings Inc. (a)	3,429	81,404
iRobot Corp. (a)	6,889	579,640
J. Alexander’s Holdings Inc. (a)	3,368	41,258
J.C. Penney Company Inc. (a)	81,283	377,966
J.Jill Inc. (a)	3,069	37,718
Jack in the Box Inc.	8,260	813,610
Johnson Outdoors Inc. Class A	1,230	59,298
K12 Inc. (a)	9,299	166,638
KB Home	22,340	535,490
Kirkland’s Inc. (a)	3,634	37,358
La Quinta Holdings Inc. (a)	21,948	324,172
Lands’ End Inc. (a)	3,474	51,763
Laureate Education Inc. Class A (a)	9,873	173,074
La-Z-Boy Inc.	12,945	420,712
LCI Industries	6,244	639,386
LGI Homes Inc. (a)	4,437	178,279
Libbey Inc.	5,817	46,885
Liberty Media Corp. - Liberty Braves Class A (a)	2,235	53,394
Liberty Media Corp. - Liberty Braves Class C (a)	9,060	217,168
Liberty Tax Inc.	1,400	18,130
Liberty TripAdvisor Holdings Inc. Class A (a)	19,360	224,576
Lifetime Brands Inc.	2,981	54,105

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lindblad Expeditions Holdings Inc. (a)	5,201	$54,610
Lithia Motors Inc. Class A	6,089	573,766
Loral Space & Communications Inc. (a)	3,400	141,270
Lumber Liquidators Holdings Inc. (a)	7,074	177,274
M.D.C. Holdings Inc.	10,958	387,146
M/I Homes Inc. (a)	6,337	180,921
Malibu Boats Inc. Class A (a)	4,996	129,247
Marcus Corp., The	4,843	146,259
Marine Products Corp.	2,589	40,414
MarineMax Inc. (a)	6,231	121,816
Marriott Vacations Worldwide Corp.	5,743	676,238
MCBC Holdings Inc. (a)	4,827	94,368
MDC Partners Inc. Class A	15,753	155,955
Meredith Corp.	10,312	613,048
Meritage Homes Corp. (a)	10,101	426,262
Modine Manufacturing Co. (a)	12,520	207,206
Monarch Casino & Resort Inc. (a)	3,182	96,256
Monro Muffler Brake Inc.	8,417	351,410
Motorcar Parts of America Inc. (a)	4,777	134,902
Movado Group Inc.	4,139	104,510
MSG Networks Inc. Class A (a)	15,911	357,202
NACCO Industries Inc. Class A	1,148	81,336
Nathan’s Famous Inc. (a)	743	46,809
National CineMedia Inc.	17,770	131,853
Nautilus Inc. (a)	8,074	154,617
New Home Company Inc., The (a)	3,241	37,174
New Media Investment Group Inc.	13,669	184,258
New York Times Co. Class A, The	32,519	575,586
Nexstar Media Group Inc.	11,889	710,962
Noodles & Company (a)	3,429	13,373
NutriSystem Inc.	7,658	398,599
Office Depot Inc.	133,659	753,837
Ollie’s Bargain Outlet Holdings Inc. (a)	12,388	527,729
Overstock.com Inc. (a)	4,364	71,133
Oxford Industries Inc.	4,290	268,082
Papa John’s International Inc.	7,192	516,098
Party City Holdco Inc. (a)	6,917	108,251
Penn National Gaming Inc. (a)	19,668	420,895
Perry Ellis International Inc. (a)	3,140	61,104
PetMed Express Inc.	5,100	207,060
PICO Holdings Inc. (a)	5,707	99,872
Pier 1 Imports Inc.	22,109	114,746
Pinnacle Entertainment Inc. (a)	14,260	281,778
Planet Fitness Inc. Class A	22,105	515,931
Potbelly Corp. (a)	6,054	69,621
RCI Hospitality Holdings Inc.	2,323	55,380
Reading International Inc. Class A (a)	4,300	69,359
Red Lion Hotels Corp. (a)	4,827	35,478
Red Robin Gourmet Burgers Inc. (a)	3,380	220,545
Red Rock Resorts Inc. Class A	17,973	423,264
Regis Corp. (a)	9,892	101,591
Rent-A-Center Inc.	11,371	133,268
RH (a)	9,062	584,680
Ruby Tuesday Inc. (a)	16,211	32,584
Ruth’s Hospitality Group Inc.	7,733	168,193
Saga Communications Inc. Class A	896	40,992

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Salem Media Group Inc.	2,419	$17,175
Scholastic Corp.	7,400	322,566
Scientific Games Corp. Class A (a)	14,008	365,609
Sears Holdings Corp. (a)	2,769	24,533
SeaWorld Entertainment Inc.	17,897	291,184
Select Comfort Corp. (a)	10,723	380,559
Sequential Brands Group Inc. (a)	11,050	44,090
Shake Shack Inc. Class A (a)	5,754	200,700
Shiloh Industries Inc. (a)	2,241	26,309
Shoe Carnival Inc.	2,992	62,473
Shutterfly Inc. (a)	9,044	429,590
Sinclair Broadcast Group Inc. Class A	18,936	622,994
Sonic Automotive Inc.	7,482	145,525
Sonic Corp.	10,762	285,085
Sotheby’s (a)	10,051	539,437
Speedway Motorsports Inc.	2,854	52,143
Sportsman’s Warehouse Holdings Inc. (a)	9,580	51,732
Standard Motor Products Inc.	5,685	296,871
Steven Madden Ltd. (a)	15,381	614,471
Stoneridge Inc. (a)	7,200	110,952
Strayer Education Inc.	2,720	253,558
Sturm, Ruger & Company Inc.	4,496	279,426
Superior Industries International Inc.	6,389	131,294
Superior Uniform Group Inc.	2,227	49,773
Tailored Brands Inc.	12,654	141,219
Taylor Morrison Home Corp. Class A (a)	16,018	384,592
Tenneco Inc.	14,116	816,328
Texas Roadhouse Inc. Class A	17,369	884,951
Tile Shop Holdings Inc., The	8,423	173,935
Tilly’s Inc. Class A	3,717	37,728
Time Inc.	26,257	376,788
TopBuild Corp. (a)	9,629	511,011
Tower International Inc.	5,395	121,118
Townsquare Media Inc. (a)	2,368	24,248
TRI Pointe Group Inc. (a)	41,205	543,494
tronc Inc. (a)	5,282	68,085
UCP Inc. Class A (a)	2,313	25,327
Unifi Inc. (a)	4,115	126,742
Universal Electronics Inc. (a)	3,738	249,885
Vera Bradley Inc. (a)	5,547	54,250
Vista Outdoor Inc. (a)	14,935	336,187
Vitamin Shoppe Inc. (a)	6,309	73,500
VOXX International Corp. (a)	5,181	42,484
Weight Watchers International Inc. (a)	7,437	248,545
West Marine Inc.	4,800	61,680
Weyco Group Inc.	1,700	47,396
William Lyon Homes Class A (a)	6,345	153,168
Wingstop Inc.	7,789	240,680
Winmark Corp.	663	85,494
Winnebago Industries Inc.	8,210	287,350
Wolverine World Wide Inc.	24,589	688,738
World Wrestling Entertainment Inc.	9,707	197,732
Zagg Inc. (a)	7,200	62,280
Zoe’s Kitchen Inc. (a)	5,000	59,550

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Zumiez Inc. (a)	4,699	$58,033

		63,286,579

Consumer Staples (2.65%)
Alico Inc.	885	27,699
Amplify Snack Brands Inc. (a)	8,793	84,765
Andersons Inc., The	7,023	239,835
B&G Foods Inc. Class A	17,468	621,861
Boston Beer Co. Inc. (a)	2,367	312,799
Calavo Growers Inc.	4,169	287,869
Cal-Maine Foods Inc. (a)	8,107	321,037
Castle Brands Inc. (a)	22,223	38,224
Central Garden & Pet Co. (a)	2,813	89,425
Central Garden & Pet Co. Class A (a)	8,826	264,957
Chefs’ Warehouse Inc., The (a)	4,800	62,400
Coca-Cola Bottling Co. Consolidated	1,217	278,535
Craft Brew Alliance Inc. (a)	3,416	57,560
Darling Ingredients Inc. (a)	43,485	684,454
Dean Foods Co.	23,806	404,702
e.l.f. Beauty Inc. (a)	5,375	146,254
Farmer Brothers Co. (a)	2,031	61,438
Fresh Del Monte Produce Inc.	8,488	432,124
Freshpet Inc. (a)	5,899	97,923
Hostess Brands Inc. (a)	20,884	336,232
HRG Group Inc. (a)	30,972	548,514
Ingles Markets Inc. Class A	3,588	119,480
Inter Parfums Inc.	4,504	165,072
J&J Snack Foods Corp.	3,941	520,488
John B. Sanfilippo & Son Inc.	2,288	144,396
Lancaster Colony Corp.	4,961	608,318
Landec Corp. (a)	6,700	99,495
Lifeway Foods Inc. (a)	1,100	10,274
Limoneira Co.	2,967	70,110
Medifast Inc.	2,760	114,457
MGP Ingredients Inc.	3,195	163,488
National Beverage Corp.	3,029	283,393
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	18,211
Natural Health Trends Corp.	1,900	52,915
Nature’s Sunshine Products Inc.	2,686	35,590
Nutraceutical International Corp.	2,116	88,131
Oil-Dri Corporation of America	1,200	50,412
Omega Protein Corp.	5,580	99,882
Orchids Paper Products Co.	2,400	31,080
Performance Food Group Co. (a)	18,568	508,763
PriceSmart Inc.	5,738	502,649
Primo Water Corp. (a)	6,052	76,860
Revlon Inc. Class A (a)	3,254	77,120
Sanderson Farms Inc.	5,235	605,428
Seneca Foods Corp. Class A (a)	1,805	56,045
Smart & Final Stores Inc. (a)	5,816	52,926
Snyder’s-Lance Inc.	22,420	776,180
SpartanNash Co.	9,666	250,929
SUPERVALU Inc. (a)	70,919	233,324
Tootsie Roll Industries Inc.	4,655	162,227

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Turning Point Brands Inc. (a)	1,571	$24,099
United Natural Foods Inc. (a)	13,279	487,339
Universal Corp.	6,549	423,720
USANA Health Sciences Inc. (a)	3,036	194,608
Vector Group Ltd.	24,633	525,176
Village Super Market Inc. Class A	1,928	49,974
WD-40 Co.	3,593	396,488
Weis Markets Inc.	2,444	119,072

		13,596,726

Energy (3.57%)
Abraxas Petroleum Corp. (a)	38,498	62,372
Adams Resources & Energy Inc.	500	20,540
Alon USA Energy Inc.	8,966	119,427
Approach Resources Inc. (a)	11,105	37,424
Arch Coal Inc. Class A	5,777	394,569
Archrock Inc.	18,345	209,133
Ardmore Shipping Corp.	8,572	69,862
Atwood Oceanics Inc. (a)	21,144	172,324
Basic Energy Services Inc. (a)	4,490	111,801
Bill Barrett Corp. (a)	19,874	61,013
Bonanza Creek Energy Inc. (a)	5,262	166,858
Bristow Group Inc.	8,823	67,496
C&J Energy Services Inc. (a)	12,080	413,982
California Resources Corp. (a)	11,293	96,555
Callon Petroleum Co. (a)	52,700	559,147
CARBO Ceramics Inc. (a)	6,179	42,326
Carrizo Oil & Gas Inc. (a)	16,490	287,256
Clean Energy Fuels Corp. (a)	35,633	90,508
Cloud Peak Energy Inc. (a)	19,597	69,177
Contango Oil & Gas Co. (a)	6,309	41,892
CVR Energy Inc.	4,026	87,606
Delek US Holdings Inc.	16,344	432,135
Denbury Resources Inc. (a)	104,025	159,158
DHT Holdings Inc.	20,681	85,826
Diamond Offshore Drilling Inc. (a)	16,912	183,157
Dorian LPG Ltd. (a)	5,093	41,661
Dril-Quip Inc. (a)	9,871	481,705
Earthstone Energy Inc. Class A (a)	2,527	25,295
Eclipse Resources Corp. (a)	22,688	64,888
Energy XXI Gulf Coast Inc. (a)	7,869	146,127
Ensco PLC Class A	79,967	412,630
EP Energy Corp. Class A (a)	9,811	35,908
Era Group Inc. (a)	5,000	47,300
Evolution Petroleum Corp.	6,708	54,335
EXCO Resources Inc. (a)	1	3
Exterran Corp. (a)	8,198	218,887
Fairmount Santrol Holdings Inc. (a)	40,542	158,114
Forum Energy Technologies Inc. (a)	17,979	280,472
Frank’s International NV	12,851	106,535
Frontline Ltd.	19,281	110,480
GasLog Ltd.	10,809	164,837
Gastar Exploration Inc. (a)	46,132	42,718
Gener8 Maritime Inc. (a)	12,561	71,472
Geospace Technologies Corp. (a)	3,300	45,639
Golar LNG Ltd.	25,172	560,077
Green Plains Inc.	9,600	197,280

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Gulf Island Fabrication Inc.	3,453	$40,055
Halcon Resources Corp. (a)	15,981	72,554
Hallador Energy Co.	3,987	30,979
Helix Energy Solutions Group Inc. (a)	37,846	213,451
Independence Contract Drilling Inc. (a)	7,450	28,980
International Seaways Inc. (a)	7,635	165,450
Isramco Inc. (a)	222	25,397
Jagged Peak Energy Inc. (a)	8,919	119,069
Jones Energy Inc. Class A (a)	12,746	20,394
Keane Group Inc. (a)	7,987	127,792
Key Energy Services Inc. (a)	2,652	51,024
Lilis Energy Inc. (a)	10,828	53,057
Mammoth Energy Services Inc. (a)	1,739	32,345
Matador Resources Co. (a)	23,501	502,216
Matrix Service Co. (a)	6,700	62,645
McDermott International Inc. (a)	73,867	529,626
Midstates Petroleum Company Inc. (a)	3,236	41,000
Natural Gas Services Group (a)	3,100	77,035
Navios Maritime Acquisition Corp.	20,400	29,988
NCS Multistage Holdings Inc. (a)	2,879	72,493
Newpark Resources Inc. (a)	22,714	166,948
Noble Corp. PLC	63,676	230,507
Nordic American Tankers Ltd.	25,810	163,635
Oasis Petroleum Inc. (a)	61,774	497,281
Oil States International Inc. (a)	13,314	361,475
Overseas Shipholding Group Inc. Class A (a)	10,678	28,403
Pacific Ethanol Inc. (a)	10,819	67,619
Panhandle Oil & Gas Inc.	4,126	95,311
Par Pacific Holdings Inc. (a)	8,058	145,366
Parker Drilling Co. (a)	39,338	53,106
PDC Energy Inc. (a)	17,249	743,604
Peabody Energy Corp. (a)	12,670	309,782
Penn Virginia Corp. (a)	3,804	139,797
PHI Inc. (a)	3,200	31,232
Pioneer Energy Services Corp. (a)	18,501	37,927
ProPetro Holding Corp. (a)	6,590	91,996
Renewable Energy Group Inc. (a)	10,483	135,755
Resolute Energy Corp. (a)	5,665	168,647
REX American Resources Corp. (a)	1,511	145,902
RigNet Inc. (a)	3,601	57,796
Ring Energy Inc. (a)	11,825	153,725
Rowan Companies PLC Class A (a)	30,619	313,539
Sanchez Energy Corp. (a)	13,805	99,120
SandRidge Energy Inc. (a)	9,059	155,905
Scorpio Tankers Inc.	42,868	170,186
SEACOR Holdings Inc. (a)	4,234	145,226
SEACOR Marine Holdings Inc. (a)	4,256	86,652
Seadrill Ltd. (a)	1,048	378
Select Energy Services Inc. Class A (a)	1,076	13,073
SemGroup Corp. Class A	17,290	466,830
Ship Finance International Ltd.	15,661	212,990
SilverBow Resources Inc. (a)	1,950	51,012
Smart Sand Inc. (a)	5,612	50,003
Solaris Oilfield Infrastructure Inc. Class A (a)	2,649	30,543
SRC Energy Inc. (a)	52,485	353,224

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Stone Energy Corp. (a)	5,059	$92,984
Superior Energy Services Inc. (a)	39,596	412,986
Teekay Corp.	13,678	91,232
Teekay Tankers Ltd. Class A	30,119	56,624
Tellurian Inc. (a)	14,375	144,181
Tesco Corp. (a)	12,896	57,387
TETRA Technologies Inc. (a)	28,359	79,122
Ultra Petroleum Corp. (a)	50,901	552,276
Unit Corp. (a)	13,454	251,993
Uranium Energy Corp. (a)	34,861	55,429
US Silica Holdings Inc.	21,296	755,795
W&T Offshore Inc. (a)	24,814	48,635
Westmoreland Coal Co. (a)	4,969	24,199
WildHorse Resource Development Corp. (a)	4,958	61,330
Willbros Group Inc. (a)	10,092	24,927

		18,287,052

Financials (17.90%)
1st Source Corp.	4,179	200,341
Access National Corp.	3,602	95,525
ACNB Corp.	1,429	43,584
AG Mortgage Investment Trust Inc.	8,183	149,749
Allegiance Bancshares Inc. (a)	2,812	107,700
Ambac Financial Group Inc. (a)	2,003	34,752
American Equity Investment Life Holding Co.	21,333	560,631
American National Bankshares Inc.	2,300	84,985
Ameris Bancorp	9,571	461,322
Amerisafe Inc.	5,112	291,128
Ames National Corp.	2,200	67,320
AmTrust Financial Services Inc.	22,424	339,499
Anworth Mortgage Asset Corp.	26,288	157,991
Apollo Commercial Real Estate Finance Inc.	24,837	460,726
Ares Commercial Real Estate Corp.	8,036	105,191
Argo Group International Holdings Ltd.	7,591	460,015
Arlington Asset Investment Corp. Class A	1,190	16,267
ARMOUR Residential REIT Inc.	10,049	251,225
Arrow Financial Corp.	3,014	95,393
Artisan Partners Asset Management Inc. Class A	11,753	360,817
ASB Bancorp Inc. (a)	718	31,556
Associated Capital Group Inc. Class A	1,310	44,540
Astoria Financial Corp.	24,655	496,798
Atlantic Capital Bankshares Inc. (a)	5,456	103,664
Atlas Financial Holdings Inc. (a)	3,603	53,685
B. Riley Financial Inc.	3,304	61,289
Baldwin & Lyons Inc.	2,928	71,736
Banc of California Inc.	11,481	246,842
BancFirst Corp.	2,168	209,429
Banco Latinoamericano de Comercio Exterior SA	8,017	219,505
Bancorp Inc., The (a)	14,109	106,946
BancorpSouth Inc.	22,455	684,878

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank Mutual Corp.	10,781	$98,646
Bank of Commerce Holdings	3,859	42,642
Bank of Marin Bancorp	1,500	92,325
Bank of N.T. Butterfield & Son Ltd., The	13,982	476,786
BankFinancial Corp.	4,403	65,693
Bankwell Financial Group Inc.	1,510	47,157
Banner Corp.	8,585	485,138
Bar Harbor Bankshares	3,973	122,448
BCB Bancorp Inc.	2,478	37,913
Bear State Financial Inc.	4,489	42,466
Beneficial Bancorp Inc.	18,744	281,160
Berkshire Hills Bancorp Inc.	9,305	327,071
Blue Capital Reinsurance Holdings Ltd.	1,924	35,209
Blue Hills Bancorp Inc.	6,514	116,601
BofI Holding Inc. (a)	15,999	379,496
Boston Private Financial Holdings Inc.	21,890	336,012
Bridge Bancorp Inc.	4,997	166,400
Brookline Bancorp Inc.	19,688	287,445
Bryn Mawr Bank Corp.	4,460	189,550
BSB Bancorp Inc. (a)	2,276	66,573
C&F Financial Corp.	801	37,567
Cadence BanCorporation (a)	2,269	49,646
California First National Bancorp	616	11,612
Camden National Corp.	3,939	169,022
Capital Bank Financial Corp. Class A	7,586	289,027
Capital City Bank Group Inc.	2,998	61,219
Capitol Federal Financial Inc.	33,660	478,309
Capstar Financial Holdings Inc. (a)	2,222	39,418
Capstead Mortgage Corp.	26,454	275,915
Carolina Financial Corp.	3,753	121,297
Cathay General Bancorp	19,580	743,061
Centerstate Banks Inc.	14,024	348,637
Central Pacific Financial Corp.	7,740	243,578
Central Valley Community Bancorp	2,527	55,998
Century Bancorp Inc. Class A	809	51,452
Charter Financial Corp.	3,605	64,890
Chemical Financial Corp.	18,481	894,665
Chemung Financial Corp.	727	29,720
Cherry Hill Mortgage Investment Corp.	3,987	73,640
Citizens & Northern Corp.	3,100	72,106
Citizens Inc. (a)	12,300	90,774
City Holding Co.	3,868	254,785
Civista Bancshares Inc.	2,518	52,576
Clifton Bancorp Inc.	5,958	98,486
CNB Financial Corp.	3,800	91,086
CNO Financial Group Inc.	45,039	940,414
CoBiz Financial Inc.	9,274	161,368
Codorus Valley Bancorp Inc.	2,047	58,135
Cohen & Steers Inc.	5,464	221,511
Columbia Banking System Inc.	15,319	610,462
Commerce Union Bancshares Inc.	1,745	41,653
Community Bank System Inc.	12,792	713,410
Community Bankers Trust Corp. (a)	5,471	45,136
Community Financial Corp., The	1,002	38,577
Community Trust Bancorp Inc.	4,122	180,338

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ConnectOne Bancorp Inc.	7,782	$175,484
County Bancorp Inc.	1,115	26,760
Cowen Inc. (a)	6,634	107,802
Crawford & Co. Class B	3,088	28,718
CU Bancorp (a)	4,470	161,590
Customers Bancorp Inc. (a)	7,336	207,462
CVB Financial Corp.	26,698	598,836
CYS Investments Inc.	41,356	347,804
Diamond Hill Investment Group	821	163,707
Dime Community Bancshares	8,722	170,951
DNB Financial Corp.	775	26,582
Donegal Group Inc.	2,961	47,080
Donnelley Financial Solutions Inc. (a)	7,085	162,672
Dynex Capital Inc.	13,301	94,437
Eagle Bancorp Inc. (a)	8,129	514,566
eHealth Inc. (a)	4,584	86,179
Elevate Credit Inc. (a)	3,834	30,365
Ellington Residential Mortgage REIT	2,761	40,476
EMC Insurance Group Inc.	2,447	67,978
Employers Holdings Inc.	8,554	361,834
Encore Capital Group Inc. (a)	6,248	250,857
Enova International Inc. (a)	8,672	128,779
Enstar Group Ltd. (a)	2,995	594,957
Entegra Financial Corp. (a)	1,678	38,174
Enterprise Bancorp Inc.	2,514	89,348
Enterprise Financial Services Corp.	5,742	234,274
Equity Bancshares Inc. Class A (a)	2,793	85,578
ESSA Bancorp Inc.	2,248	33,091
Essent Group Ltd. (a)	20,246	751,936
Evans Bancorp Inc.	1,166	46,582
Evercore Partners Inc. Class A	10,686	753,363
EZCORP Inc. Class A (a)	13,652	105,120
Farmers & Merchants Bancorp Inc.	1,040	64,480
Farmers Capital Bank Corp.	1,800	69,390
Farmers National Banc Corp.	6,787	98,412
FB Financial Corp. (a)	1,863	67,422
FBL Financial Group Inc. Class A	2,772	170,478
FCB Financial Holdings Inc. Class A (a)	9,208	439,682
Federal Agricultural Mortgage Corp. Class C	2,347	151,851
Federated National Holding Co.	3,558	56,928
Fidelity & Guaranty Life	3,180	98,739
Fidelity Southern Corp.	5,265	120,358
Fifth Street Asset Management Inc.	1,502	7,285
Financial Engines Inc.	15,251	558,187
Financial Institutions Inc.	3,700	110,260
First BanCorp (a)	43,384	251,193
First Bancorp (North Carolina)	6,197	193,718
First Bancorp Inc.	2,862	77,446
First Bancshares Inc., The	2,167	59,809
First Busey Corp.	8,447	247,666
First Business Financial Services Inc.	2,000	46,160
First Citizens BancShares Inc. Class A	1,938	722,293
First Commonwealth Financial Corp.	25,224	319,840
First Community Bancshares Inc.	4,032	110,275
First Community Financial Partners Inc. (a)	3,236	41,744

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Connecticut Bancorp Inc.	3,703	$94,982
First Defiance Financial Corp.	2,589	136,389
First Financial Bancorp	15,980	442,646
First Financial Bankshares Inc.	16,742	739,996
First Financial Corp. Indiana	2,566	121,372
First Financial Northwest Inc.	2,146	34,615
First Foundation Inc. (a)	7,054	115,897
First Guaranty Bancshares Inc.	952	25,932
First Internet Bancorp	1,888	52,958
First Interstate BancSystem Inc.	6,693	248,980
First Merchants Corp.	10,573	424,400
First Mid-Illinois Bancshares Inc.	2,421	82,895
First Midwest Bancorp Inc.	26,619	620,489
First Northwest Bancorp (a)	2,932	46,238
First of Long Island Corp., The	6,070	173,602
FirstCash Inc.	12,362	720,705
Flagstar Bancorp Inc. (a)	5,670	174,749
Flushing Financial Corp.	7,492	211,199
FNB Bancorp	1,308	35,918
FNFV Group (a)	16,710	264,018
Franklin Financial Network Inc. (a)	3,122	128,782
Fulton Financial Corp.	45,189	858,591
Gain Capital Holdings Inc.	9,344	58,213
GAMCO Investors Inc.	1,355	40,108
Genworth Financial Inc. Class A (a)	123,453	465,418
German American Bancorp Inc.	5,632	191,995
Glacier Bancorp Inc.	20,016	732,786
Global Indemnity Ltd. (a)	2,257	87,504
Great Ajax Corp.	4,893	68,404
Great Southern Bancorp Inc.	2,713	145,146
Great Western Bancorp Inc.	15,490	632,147
Green Bancorp Inc. (a)	5,117	99,270
Green Dot Corp. Class A (a)	11,911	458,931
Greene County Bancorp Inc.	553	15,042
Greenhill & Co. Inc.	7,539	151,534
Greenlight Capital Re Ltd. Class A (a)	7,873	164,546
Guaranty Bancorp	6,080	165,376
Guaranty Bancshares Inc.	519	16,582
Hallmark Financial Services Inc. (a)	4,391	49,487
Hamilton Lane Inc. Class A	3,858	84,837
Hancock Holding Co.	22,097	1,082,753
Hanmi Financial Corp.	8,220	233,859
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,688	290,175
HarborOne Bancorp Inc. (a)	3,823	76,307
HCI Group Inc.	2,144	100,725
Health Insurance Innovations Inc. Class A (a)	2,919	68,596
Heartland Financial USA Inc.	6,192	291,643
Heritage Commerce Corp.	9,347	128,802
Heritage Financial Corp.	7,557	200,260
Heritage Insurance Holdings Inc.	7,334	95,489
Hilltop Holdings Inc.	19,645	514,895
Hingham Institution for Savings	380	69,133
Home Bancorp Inc.	1,446	61,484
Home Bancshares Inc.	33,674	838,483
HomeStreet Inc. (a)	7,653	211,797

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
HomeTrust Bancshares Inc. (a)	4,660	$113,704
Hope Bancorp Inc.	33,739	629,232
Horace Mann Educators Corp.	10,780	407,484
Horizon Bancorp	5,385	141,895
Houlihan Lokey Inc.	5,447	190,100
Howard Bancorp Inc. (a)	2,253	43,370
IBERIABANK Corp.	13,195	1,075,393
Impac Mortgage Holdings Inc. (a)	2,776	42,001
Independence Holding Co.	1,974	40,368
Independent Bank Corp.	6,936	462,284
Independent Bank Corp. (Michigan)	5,123	111,425
Independent Bank Group Inc.	4,607	274,116
Infinity Property & Casualty Corp.	2,902	272,788
International Bancshares Corp.	14,479	507,489
INTL FCStone Inc. (a)	3,927	148,284
Invesco Mortgage Capital	30,436	508,586
Investar Holding Corp.	2,110	48,319
Investment Technology Group Inc.	8,661	183,960
Investors Bancorp Inc.	67,851	906,489
Investors Title Co.	440	85,114
James River Group Holdings Ltd.	4,798	190,625
KCG Holdings Inc. Class A (a)	11,756	234,415
Kearny Financial Corp.	22,675	336,724
Kemper Corp.	10,537	406,728
Kingstone Companies Inc.	2,427	37,133
Kinsale Capital Group Inc.	3,817	142,412
KKR Real Estate Finance Trust Inc.	2,819	60,608
Ladder Capital Corp.	19,439	260,677
Ladenburg Thalmann Financial Services Inc. (a)	25,430	62,049
Lakeland Bancorp Inc.	11,641	219,433
Lakeland Financial Corp.	6,198	284,364
LCNB Corp.	2,051	41,020
LegacyTexas Financial Group Inc.	12,320	469,762
LendingClub Corp. (a)	83,262	458,774
LendingTree Inc. (a)	1,633	281,203
Live Oak Bancshares Inc.	4,932	119,354
Macatawa Bank Corp.	6,118	58,366
Maiden Holdings Ltd.	15,879	176,257
MainSource Financial Group Inc.	6,415	214,967
Malvern Bancorp Inc. (a)	1,665	39,877
Marlin Business Services Corp.	2,159	54,299
MB Financial Inc.	21,128	930,477
MBIA Inc. (a)	33,001	311,199
MBT Financial Corp.	4,156	40,313
Medley Management Inc. Class A	1,502	9,763
Mercantile Bank Corp.	4,257	134,010
Meridian Bancorp Inc.	12,957	218,973
Meta Financial Group Inc.	2,342	208,438
MGIC Investment Corp. (a)	96,773	1,083,858
Middlefield Banc Corp.	669	33,718
Midland States Bancorp Inc.	3,984	133,544
MidSouth Bancorp Inc.	2,287	26,872
MidWestOne Financial Group Inc.	2,892	98,010
Moelis & Co.	6,539	254,040
MTGE Investment Corp.	12,697	238,704
MutualFirst Financial Inc.	1,344	47,981

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Bank Holdings Corp. Class A	6,279	$207,898
National Bankshares Inc.	1,700	69,360
National Commerce Corp. (a)	2,739	108,327
National General Holdings Corp.	13,004	274,384
National Western Life Group Inc. Class A	639	204,237
Nationstar Mortgage Holdings Inc. (a)	7,849	140,419
Navigators Group Inc., The	5,448	299,095
NBT Bancorp Inc.	11,097	410,034
Nelnet Inc. Class A	5,508	258,931
New York Mortgage Trust Inc.	29,986	186,513
NewStar Financial Inc.	8,129	85,354
NI Holdings Inc. (a)	2,754	49,242
Nicolet Bankshares Inc. (a)	2,338	127,912
NMI Holdings Inc. Class A (a)	15,028	172,071
Northfield Bancorp Inc.	11,334	194,378
Northrim BanCorp Inc.	1,641	49,886
Northwest Bancshares Inc.	25,186	393,153
Norwood Financial Corp.	962	40,644
OceanFirst Financial Corp.	8,219	222,899
Ocwen Financial Corp. (a)	27,500	73,975
OFG Bancorp	11,711	117,110
Ohio Valley Banc Corp.	1,011	36,447
Old Line Bancshares Inc.	2,037	57,403
Old National Bancorp	35,223	607,597
Old Point Financial Corp.	881	28,967
Old Second Bancorp Inc.	7,100	82,005
OM Asset Management PLC	14,545	216,139
On Deck Capital Inc. (a)	12,136	56,554
OneBeacon Insurance Group Ltd. Class A	5,559	101,341
Oppenheimer Holdings Inc. Class A	2,680	43,952
Opus Bank	5,446	131,793
Orchid Island Capital Inc.	7,932	78,210
Oritani Financial Corp.	10,256	174,865
Orrstown Financial Services Inc.	1,633	37,314
Owens Realty Mortgage Inc.	2,720	46,131
Pacific Continental Corp.	5,589	142,799
Pacific Mercantile Bancorp (a)	3,714	32,683
Pacific Premier Bancorp Inc. (a)	10,227	377,376
Paragon Commercial Corp. (a)	1,090	57,192
Park National Corp.	3,546	367,791
Park Sterling Corp.	13,538	160,831
Parke Bancorp Inc.	1,456	32,614
PCSB Financial Corp. (a)	4,726	80,626
Peapack-Gladstone Financial Corp.	4,109	128,571
Penns Woods Bancorp Inc.	1,257	51,763
PennyMac Mortgage Investment Trust	17,565	321,264
Peoples Bancorp Inc.	4,259	136,842
Peoples Bancorp of North Carolina Inc.	1,062	33,559
Peoples Financial Services Corp.	1,900	83,087
People’s Utah Bancorp	3,262	87,422
PHH Corp. (a)	13,596	187,217
Piper Jaffray Companies Inc.	3,831	229,668
PJT Partners Inc. Class A	4,854	195,228
PRA Group Inc. (a)	12,113	459,083
Preferred Bank	3,230	172,708

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Premier Financial Bancorp Inc.	2,157	$44,456
Primerica Inc.	11,906	901,880
Provident Bancorp Inc. (a)	1,045	23,512
Provident Financial Holdings Inc.	1,708	32,879
Provident Financial Services Inc.	16,116	409,024
Prudential Bancorp Inc.	2,028	36,828
Pzena Investment Management Inc. Class A	3,586	36,434
QCR Holdings Inc.	3,141	148,883
Radian Group Inc.	56,961	931,312
Redwood Trust Inc.	21,023	358,232
Regional Management Corp. (a)	2,600	61,438
Renasant Corp.	11,409	499,030
Republic Bancorp Inc. Class A	2,619	93,498
Republic First Bancorp Inc. (a)	13,455	124,459
Resource Capital Corp.	8,574	87,198
Riverview Bancorp Inc.	5,029	33,393
RLI Corp.	10,137	553,683
S&T Bancorp Inc.	8,884	318,580
Safeguard Scientifics Inc. (a)	5,216	62,070
Safety Insurance Group Inc.	3,764	257,081
Sandy Spring Bancorp Inc.	6,294	255,914
Seacoast Banking Corporation of Florida (a)	10,452	251,893
Selective Insurance Group Inc.	14,948	748,147
ServisFirst Bancshares Inc.	12,201	450,095
Shore Bancshares Inc.	2,988	49,153
SI Financial Group Inc.	2,871	46,223
Sierra Bancorp	3,000	73,650
Silvercrest Asset Management Group Inc. Class A	1,782	23,968
Simmons First National Corp.	7,773	411,192
SmartFinancial Inc. (a)	1,823	43,533
South State Corp.	7,521	644,550
Southern First Bancshares Inc. (a)	1,427	52,870
Southern Missouri Bancorp Inc.	1,446	46,648
Southern National Bancorp of Virginia Inc.	2,686	47,274
Southside Bancshares Inc.	7,260	253,664
Southwest Bancorp Inc.	4,955	126,600
State Auto Financial Corp.	4,446	114,396
State Bank Financial Corp.	9,764	264,800
State National Companies Inc.	8,303	152,609
Sterling Bancorp	34,423	800,335
Stewart Information Services Corp.	5,604	254,310
Stifel Financial Corp. (a)	17,422	801,064
Stock Yards Bancorp Inc.	5,650	219,785
Stonegate Bank	3,642	168,188
Summit Financial Group Inc.	2,641	58,102
Sun Bancorp Inc.	2,832	69,809
Sunshine Bancorp Inc. (a)	1,920	40,915
Sutherland Asset Management Corp.	4,818	71,547
Territorial Bancorp Inc.	2,085	65,031
Texas Capital Bancshares Inc. (a)	13,106	1,014,404
Third Point Reinsurance Ltd. (a)	20,310	282,309
Timberland Bancorp Inc.	1,578	39,876
Tiptree Inc.	8,549	60,270
Tompkins Financial Corp.	3,867	304,410

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
TowneBank	14,710	$453,068
Trico Bancshares	5,323	187,103
Tristate Capital Holdings Inc. (a)	5,500	138,600
Triumph Bancorp Inc. (a)	4,049	99,403
Trupanion Inc. (a)	5,880	131,594
Trustco Bank Corp. NY	23,377	181,172
Trustmark Corp.	17,798	572,384
Two River Bancorp	1,809	33,629
UMB Financial Corp.	11,791	882,674
Umpqua Holdings Corp.	58,222	1,068,956
Union Bankshares Corp.	11,314	383,545
Union Bankshares Inc.	889	42,228
United Bankshares Inc.	26,085	1,022,532
United Community Banks Inc.	18,536	515,301
United Community Financial Corp.	12,500	103,875
United Financial Bancorp Inc.	13,173	219,857
United Fire Group Inc.	5,778	254,579
United Insurance Holdings Corp.	4,480	70,470
United Security Bancshares	3,268	30,229
Unity Bancorp Inc.	1,926	33,127
Universal Insurance Holdings Inc.	8,575	216,090
Univest Corp. of Pennsylvania	6,643	198,958
Valley National Bancorp	67,498	797,151
Veritex Holdings Inc. (a)	3,723	98,027
Virtu Financial Inc. Class A	6,783	119,720
Virtus Investment Partners Inc.	1,768	196,160
Waddell & Reed Financial Inc. Class A	21,227	400,766
Walker & Dunlop Inc. (a)	7,294	356,166
Washington Federal Inc.	23,337	774,788
Washington Trust Bancorp Inc.	3,982	205,272
WashingtonFirst Bankshares Inc.	2,532	87,430
Waterstone Financial Inc.	6,915	130,348
WesBanco Inc.	10,984	434,307
West Bancorporation	4,200	99,330
Westamerica Bancorporation	6,603	370,032
Western Asset Mortgage Capital Corp.	11,366	117,070
Western New England Bancorp Inc.	6,784	68,858
Westwood Holdings Group Inc.	2,134	120,976
Wins Finance Holdings Inc. (a)(b)	357	73,189
Wintrust Financial Corp.	14,449	1,104,482
WisdomTree Investments Inc.	29,596	300,991
WMIH Corp. (a)	51,344	64,180
World Acceptance Corp. (a)	1,652	123,751
WSFS Financial Corp.	7,897	358,129
Xenith Bankshares Inc. (a)	1,347	41,838

		91,783,239

Health Care (14.83%)
AAC Holdings Inc. (a)	2,887	20,005
Abaxis Inc.	5,721	303,327
Abeona Therapeutics Inc. (a)	6,160	39,424
Accelerate Diagnostics Inc. (a)	6,761	184,913
Acceleron Pharma Inc. (a)	8,345	253,605
Accuray Inc. (a)	21,167	100,543
Aceto Corp.	7,364	113,774
Achaogen Inc. (a)	7,531	163,649

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Achillion Pharmaceuticals Inc. (a)	30,812	$141,427
Aclaris Therapeutics Inc. (a)	5,244	142,217
Acorda Therapeutics Inc. (a)	11,223	221,093
Adamas Pharmaceuticals Inc. (a)	4,276	74,787
Addus HomeCare Corp. (a)	2,195	81,654
Aduro Biotech Inc. (a)	10,795	123,063
Advaxis Inc. (a)	9,692	62,901
Aerie Pharmaceuticals Inc. (a)	7,907	415,513
Agenus Inc. (a)	18,600	72,726
Aimmune Therapeutics Inc. (a)	9,150	188,124
Akebia Therapeutics Inc. (a)	9,144	131,399
Albany Molecular Research Inc. (a)	7,003	151,965
Alder Biopharmaceuticals Inc. (a)	12,386	141,820
Allscripts Healthcare Solutions Inc. (a)	47,400	604,824
Almost Family Inc. (a)	3,327	205,110
AMAG Pharmaceuticals Inc. (a)	9,117	167,753
Amedisys Inc. (a)	7,388	464,040
American Renal Associates Holdings Inc. (a)	2,656	49,269
Amicus Therapeutics Inc. (a)	37,942	382,076
AMN Healthcare Services Inc. (a)	12,570	490,858
Amphastar Pharmaceuticals Inc. (a)	9,135	163,151
Analogic Corp.	3,257	236,621
AnaptysBio Inc. (a)	1,268	30,343
Anavex Life Sciences Corp. (a)	8,376	44,560
Angiodynamics Inc. (a)	9,498	153,963
ANI Pharmaceuticals Inc. (a)	2,055	96,174
Anika Therapeutics Inc. (a)	3,926	193,709
Antares Pharma Inc. (a)	37,153	119,633
Aratana Therapeutics Inc. (a)	10,556	76,320
Ardelyx Inc. (a)	8,691	44,324
Arena Pharmaceuticals Inc. (a)	8,700	146,769
Array Biopharma Inc. (a)	45,017	376,792
Assembly Biosciences Inc. (a)	3,555	73,411
Asterias Biotherapeutics (a)	5,683	20,175
Atara Biotherapeutics Inc. (a)	5,923	82,922
Athersys Inc. (a)	30,406	45,913
AtriCure Inc. (a)	8,148	197,589
Atrion Corp.	369	237,378
Audentes Therapeutics Inc. (a)	3,925	75,085
AveXis Inc. (a)	6,397	525,578
AxoGen Inc. (a)	7,053	118,138
Axovant Sciences Ltd. (a)	7,769	180,163
Bellicum Pharmaceutical Inc. (a)	7,195	84,038
BioCryst Pharmaceuticals Inc. (a)	20,275	112,729
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,630	65,750
BioScrip Inc. (a)	30,994	84,149
BioSpecifics Technologies Corp. (a)	1,431	70,849
BioTelemetry Inc. (a)	7,066	236,358
BioTime Inc. (a)	19,903	62,694
Bluebird Bio Inc. (a)	11,684	1,227,404
Blueprint Medicines Corp. (a)	10,112	512,375
Calithera Biosciences Inc. (a)	7,937	117,864
Cambrex Corp. (a)	8,487	507,098
Cantel Medical Corp.	9,454	736,561
Capital Senior Living Corp. (a)	6,561	99,793

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cara Therapeutics Inc. (a)	6,765	$104,113
Cardiovascular Systems Inc. (a)	8,549	275,534
Cascadian Therapeutics Inc. (a)	8,633	32,072
Castlight Health Inc. Class B (a)	16,604	68,907
Catalent Inc. (a)	32,818	1,151,912
Catalyst Pharmaceuticals Inc. (a)	18,363	50,682
Celldex Therapeutics Inc. (a)	31,299	77,309
Cempra Inc. (a)	11,585	53,291
Cerus Corp. (a)	26,071	65,438
Chemed Corp.	4,100	838,573
ChemoCentryx Inc. (a)	5,355	50,123
Chimerix Inc. (a)	11,084	60,408
Civitas Solutions Inc. (a)	4,333	75,828
Clearside Biomedical Inc. (a)	5,346	48,702
Clovis Oncology Inc. (a)	11,281	1,056,240
Coherus Biosciences Inc. (a)	9,605	137,832
Collegium Pharmaceutical Inc. (a)	5,863	73,346
Community Health Systems Inc. (a)	24,948	248,482
Computer Programs & Systems Inc.	2,972	97,482
Conatus Pharmaceuticals Inc. (a)	6,669	38,413
Concert Pharmaceuticals Inc. (a)	4,488	62,608
ConforMis Inc. (a)	8,957	38,426
Conmed Corp.	7,188	366,157
Corbus Pharmaceuticals Holdings Inc. (a)	11,500	72,450
Corcept Therapeutics Inc. (a)	23,714	279,825
Corindus Vascular Robotics Inc. (a)	21,596	40,169
Corium International Inc. (a)	5,101	38,053
Corvel Corp. (a)	2,550	120,998
Corvus Pharmaceuticals Inc. (a)	2,140	25,894
Cotiviti Holdings Inc. (a)	7,028	261,020
Cross Country Healthcare Inc. (a)	9,593	123,846
CryoLife Inc. (a)	8,171	163,011
Curis Inc. (a)	33,389	63,105
Cutera Inc. (a)	3,500	90,650
Cytokinetics Inc. (a)	10,814	130,849
CytomX Therapeutics Inc. (a)	7,527	116,668
DepoMed Inc. (a)	15,071	161,863
Dermira Inc. (a)	9,924	289,185
Diplomat Pharmacy Inc. (a)	12,166	180,057
Durect Corp. (a)	34,343	53,575
Dyax Corp. Contingent Value Rights (a)(b)	35,404	39,298
Dynavax Technologies Corp. (a)	13,498	130,256
Eagle Pharmaceuticals Inc. (a)	2,163	170,639
Edge Therapeutics Inc. (a)	5,103	52,357
Editas Medicine Inc. (a)	8,820	148,000
Emergent Biosolutions Inc. (a)	8,491	287,930
Enanta Pharmaceuticals Inc. (a)	4,155	149,497
Endologix Inc. (a)	20,994	102,031
Ensign Group Inc., The	12,470	271,472
Entellus Medical Inc. (a)	3,157	52,280
Enzo Biochem Inc. (a)	9,922	109,539
Epizyme Inc. (a)	10,547	159,260
Esperion Therapeutics Inc. (a)	3,692	170,866
Evolent Health Inc. Class A (a)	10,187	258,240
Exact Sciences Corp. (a)	28,604	1,011,723

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Exactech Inc. (a)	2,918	$86,956
Fate Therapeutics Inc. (a)	9,589	31,068
FibroGen Inc. (a)	15,596	503,751
Five Prime Therapeutics Inc. (a)	7,150	215,286
Flexion Therapeutics Inc. (a)	6,754	136,566
Fluidigm Corp. (a)	7,714	31,165
Fonar Corp. (a)	1,578	43,790
Fortress Biotech Inc. (a)	8,043	38,204
Foundation Medicine Inc. (a)	3,716	147,711
Genesis Healthcare Inc. (a)	10,551	18,359
GenMark Diagnostics Inc. (a)	11,534	136,447
Genocea Biosciences Inc. (a)	7,265	37,923
Genomic Health Inc. (a)	4,926	160,341
Geron Corp. (a)	39,201	108,587
Glaukos Corp. (a)	7,476	310,030
Global Blood Therapeutics Inc. (a)	9,620	263,107
Globus Medical Inc. Class A (a)	18,583	616,026
Haemonetics Corp. (a)	13,487	532,602
Halozyme Therapeutics Inc. (a)	29,173	373,998
Halyard Health Inc. (a)	12,472	489,900
HealthEquity Inc. (a)	12,970	646,295
Healthsouth Corp.	23,461	1,135,512
HealthStream Inc. (a)	6,817	179,423
Heron Therapeutics Inc. (a)	11,364	157,391
Heska Corp. (a)	1,599	163,210
HMS Holdings Corp. (a)	21,952	406,112
Horizon Pharma PLC (a)	42,604	505,709
ICU Medical Inc. (a)	3,914	675,165
Idera Pharmaceuticals Inc. (a)	27,727	47,690
Ignyta Inc. (a)	12,924	133,763
Immune Design Corp. (a)	4,968	48,438
ImmunoGen Inc. (a)	21,993	156,370
Immunomedics Inc. (a)	26,115	230,595
Impax Laboratories Inc. (a)	19,086	307,285
INC Research Holdings Inc. Class A (a)	14,240	833,040
Innoviva Inc. (a)	19,961	255,501
Inogen Inc. (a)	4,433	422,997
Inovalon Holdings Inc. Class A (a)	16,335	214,805
Inovio Pharmaceuticals Inc. (a)	17,156	134,503
Insmed Inc. (a)	16,639	285,525
Insulet Corp. (a)	15,262	783,093
Insys Therapeutics Inc. (a)	6,200	78,430
Integer Holdings Corp. (a)	8,007	346,303
Integra LifeSciences Holdings Corp. (a)	16,021	873,305
Intellia Therapeutics Inc. (a)	3,698	59,168
Intersect ENT Inc. (a)	6,500	181,675
Intra-Cellular Therapies Inc. (a)	9,136	113,469
Invacare Corp.	8,104	106,973
Invitae Corp. (a)	10,046	96,040
Iovance Biotherapeutics Inc. (a)	14,701	108,052
iRhythm Technologies Inc. (a)	3,602	153,049
Ironwood Pharmaceuticals Inc. (a)	35,129	663,236
Jounce Therapeutics Inc. (a)	1,607	22,546
K2M Group Holdings Inc. (a)	10,527	256,438
Karyopharm Therapeutics Inc. (a)	8,731	79,016
Keryx Biopharmaceuticals Inc. (a)	20,411	147,572
Kindred Biosciences Inc. (a)	5,325	45,795

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Kindred Healthcare Inc.	22,044	$256,813
Kite Pharma Inc. (a)	12,739	1,320,652
Kura Oncology Inc. (a)	3,562	33,127
La Jolla Pharmaceutical Co. (a)	4,523	134,650
Landauer Inc.	2,397	125,363
Lannett Company Inc. (a)	7,366	150,266
Lantheus Holdings Inc. (a)	6,804	120,091
LeMaitre Vascular Inc.	3,485	108,802
Lexicon Pharmaceuticals Inc. (a)	11,096	182,529
LHC Group Inc. (a)	4,094	277,942
Ligand Pharmaceuticals Inc. Class B (a)	5,350	649,490
LivaNova PLC (a)	12,663	775,102
Loxo Oncology Inc. (a)	5,209	417,710
Luminex Corp.	10,619	224,273
MacroGenics Inc. (a)	8,395	146,996
Madrigal Pharmaceuticals Inc. (a)	935	15,203
Magellan Health Inc. (a)	6,267	456,864
Masimo Corp. (a)	11,688	1,065,712
Matinas BioPharma Holdings Inc. (a)	13,754	23,244
Medicines Co., The (a)	17,805	676,768
MediciNova Inc. (a)	7,302	38,409
Medidata Solutions Inc. (a)	14,695	1,149,149
Medpace Holdings Inc. (a)	2,129	61,741
Meridian Bioscience Inc.	10,951	172,478
Merit Medical Systems Inc. (a)	12,808	488,625
Merrimack Pharmaceuticals Inc.	31,585	39,165
MiMedx Group Inc. (a)	27,400	410,178
Minerva Neurosciences Inc. (a)	6,493	57,463
Miragen Therapeutics Inc. (a)	2,966	38,350
Molina Healthcare Inc. (a)	11,418	789,897
Momenta Pharmaceuticals Inc. (a)	19,138	323,432
MyoKardia Inc. (a)	3,909	51,208
Myriad Genetics Inc. (a)	16,774	433,440
NanoString Technologies Inc. (a)	4,591	75,935
NantHealth Inc. (a)	4,515	19,098
NantKwest Inc. (a)	7,897	59,938
Natera Inc. (a)	8,142	88,422
National Healthcare Corp.	2,874	201,582
National Research Corp. Class A	2,400	64,560
Natus Medical Inc. (a)	8,541	318,579
Nektar Therapeutics (a)	38,613	754,884
Neogen Corp. (a)	9,656	667,326
NeoGenomics Inc. (a)	14,347	128,549
Neos Therapeutics Inc. (a)	5,718	41,741
Nevro Corp. (a)	7,238	538,724
NewLink Genetics Corp. (a)	5,895	43,328
Novavax Inc. (a)	69,730	80,190
Novelion Therapeutics Inc. (a)	3,798	35,056
Novocure Ltd. (a)	15,039	260,175
NuVasive Inc. (a)	13,249	1,019,113
NxStage Medical Inc. (a)	16,551	414,934
Nymox Pharmaceutical Corp. (a)	7,291	32,080
Obalon Therapeutics Inc. (a)	2,139	21,197
Ocular Therapeutix Inc. (a)	5,875	54,461
Omeros Corp. (a)	11,085	220,647
Omnicell Inc. (a)	9,482	408,674

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Omthera Pharmaceuticals Inc. Contingent Value Rights (a)(b)	1,326	$0
OraSure Technologies Inc. (a)	14,563	251,357
Organovo Holdings Inc. (a)	23,400	61,542
Orthofix International NV (a)	4,662	216,690
Otonomy Inc. (a)	7,306	137,718
Ovid Therapeutics Inc. (a)	1,295	13,585
Owens & Minor Inc.	15,946	513,302
Oxford Immunotec Global PLC (a)	5,855	98,481
Pacific Biosciences of California Inc. (a)	21,286	75,778
Pacira Pharmaceuticals Inc. (a)	10,255	489,164
Paratek Pharmaceuticals Inc. (a)	6,117	147,420
Parexel International Corp. (a)	13,152	1,143,040
PDL BioPharma Inc.	44,207	109,191
Penumbra Inc. (a)	7,641	670,498
PharMerica Corp. (a)	7,673	201,416
Phibro Animal Health Corp. Class A	4,899	181,508
Pieris Pharmaceuticals Inc. (a)	8,829	44,675
Portola Pharmaceuticals Inc. (a)	13,065	733,861
PRA Health Sciences Inc. (a)	10,119	759,026
Prestige Brands Holdings Inc. (a)	14,106	744,938
Progenics Pharmaceuticals Inc. (a)	18,304	124,284
Protagonist Therapeutics Inc. (a)	1,984	22,439
Prothena Corp. PLC (a)	10,191	551,537
Providence Service Corp. (a)	3,159	159,877
PTC Therapeutics Inc. (a)	8,513	156,043
Pulse Biosciences Inc. (a)	2,350	81,146
Puma Biotechnology Inc. (a)	7,488	654,451
Quality Systems Inc. (a)	13,174	226,725
Quidel Corp. (a)	7,251	196,792
Quotient Ltd. (a)	6,875	50,600
R1 RCM Inc. (a)	26,933	100,999
Ra Pharmaceuticals Inc. (a)	3,044	57,045
Radius Health Inc. (a)	9,696	438,550
RadNet Inc. (a)	10,619	82,297
Reata Pharmaceuticals Inc. Class A (a)	2,178	68,912
Recro Pharma Inc. (a)	3,414	24,000
REGENXBIO Inc. (a)	7,152	141,252
Repligen Corp. (a)	9,052	375,115
Retrophin Inc. (a)	9,435	182,945
Revance Therapeutics Inc. (a)	5,818	153,595
Rigel Pharmaceuticals Inc. (a)	30,639	83,644
Rockwell Medical Inc. (a)	12,544	99,474
RTI Surgical Inc. (a)	15,973	93,442
Sage Therapeutics Inc. (a)	9,001	716,840
Sangamo Therapeutics Inc. (a)	18,542	163,170
Sarepta Therapeutics Inc. (a)	13,543	456,535
SciClone Pharmaceuticals Inc. (a)	13,232	145,552
Select Medical Holdings Corp. (a)	28,444	436,615
Selecta Biosciences Inc. (a)	3,013	59,838
Seres Therapeutics Inc. (a)	4,579	51,743
Sientra Inc. (a)	3,540	34,409
Simulations Plus Inc.	2,717	33,555
Spark Therapeutics Inc. (a)	6,058	361,905
Spectranetics Corp., The (a)	11,244	431,770
Spectrum Pharmaceuticals Inc. (a)	21,690	161,590

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
STAAR Surgical Co. (a)	10,961	$118,379
Stemline Therapeutics Inc. (a)	5,322	48,962
Strongbridge Biopharma PLC (a)	5,474	39,139
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	63,000
Supernus Pharmaceuticals Inc. (a)	12,477	537,759
Surgery Partners Inc. (a)	5,289	120,325
SurModics Inc. (a)	3,219	90,615
Syndax Pharmaceuticals Inc. (a)	2,243	31,335
Synergy Pharmaceuticals Inc. (a)	59,061	262,821
Syros Pharmaceuticals Inc. (a)	3,220	51,810
Tabula Rasa HealthCare Inc. (a)	2,430	36,572
Tactile Systems Technology Inc. (a)	2,376	67,906
Teladoc Inc. (a)	14,008	486,078
Teligent Inc. (a)	10,912	99,845
Tenet Healthcare Corp. (a)	21,344	412,793
Tetraphase Pharmaceuticals Inc. (a)	8,767	62,509
TG Therapeutics Inc. (a)	12,586	126,489
TherapeuticsMD Inc. (a)	40,737	214,684
Theravance Biopharma Inc. (a)	10,643	424,017
Tivity Health Inc. (a)	9,503	378,695
Tocagen Inc. (a)	2,180	26,225
Trevena Inc. (a)	11,445	26,324
Triple-S Management Corp. Class B (a)	6,017	101,747
U.S. Physical Therapy Inc.	3,201	193,340
Ultragenyx Pharmaceutical Inc. (a)	10,244	636,255
Utah Medical Products Inc.	1,000	72,400
Vanda Pharmaceuticals Inc. (a)	11,464	186,863
Varex Imaging Corp. (a)	9,802	331,308
VBI Vaccines Inc. (a)	5,345	23,251
Veracyte Inc. (a)	4,852	40,417
Versartis Inc. (a)	8,492	148,185
ViewRay Inc. (a)	7,589	49,101
Viveve Medical Inc. (a)	3,890	27,930
Vocera Communications Inc. (a)	7,275	192,206
Voyager Therapeutics Inc. (a)	2,931	26,262
vTv Therapeutics Inc. Class A (a)	1,946	9,672
WaVe Life Sciences Ltd. (a)	3,082	57,325
Wright Medical Group NV (a)	27,197	747,646
XBiotech Inc. (a)	4,422	20,783
Xencor Inc. (a)	9,697	204,704
ZIOPHARM Oncology Inc. (a)	34,210	212,786
Zogenix Inc. (a)	5,987	86,812
Zynerba Pharmaceuticals Inc. (a)	2,960	50,231

		76,061,729

Industrials (14.39%)
Aaon Inc.	10,708	394,597
AAR Corp.	8,633	300,083
ABM Industries Inc.	14,692	610,012
Acco Brands Corp. (a)	27,822	324,126
Actuant Corp. Class A	15,402	378,889
Advanced Disposal Services Inc. (a)	6,541	148,677
Advanced Drainage Systems Inc.	9,155	184,016
Advisory Board Co., The (a)	10,654	548,681
Aegion Corp. (a)	8,709	190,553

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aerojet Rocketdyne Holdings Inc. (a)	18,091	$376,293
Aerovironment Inc. (a)	5,385	205,707
Air Transport Services Group Inc. (a)	13,100	285,318
Aircastle Ltd.	12,568	273,354
Alamo Group Inc.	2,438	221,395
Albany International Corp. Class A	7,400	395,160
Allegiant Travel Co.	3,408	462,125
Allied Motion Technologies Inc.	1,500	40,830
Altra Industrial Motion Corp.	7,464	297,067
Ameresco Inc. Class A (a)	5,100	39,270
American Railcar Industries Inc.	1,916	73,383
American Woodmark Corp. (a)	3,651	348,853
Apogee Enterprises Inc.	7,336	416,978
Applied Industrial Technologies Inc.	9,958	588,020
Aqua Metals Inc. (a)	4,311	54,103
ARC Document Solutions Inc. (a)	10,621	44,183
ArcBest Corp.	6,389	131,613
Argan Inc.	3,780	226,800
Armstrong Flooring Inc. (a)	6,077	109,204
Astec Industries Inc.	5,530	306,970
Astronics Corp. (a)	5,287	161,095
Atkore International Group Inc. (a)	8,599	193,907
Atlas Air Worldwide Holdings Inc. (a)	6,083	317,228
Avis Budget Group Inc. (a)	19,636	535,474
Axon Enterprise Inc. (a)	13,819	347,410
AZZ Inc.	6,775	378,045
Babcock & Wilcox Enterprises Inc. (a)	11,883	139,744
Barnes Group Inc.	13,230	774,352
Barrett Business Services Inc.	1,800	103,122
Beacon Roofing Supply Inc. (a)	15,816	774,984
BG Staffing Inc.	1,807	31,406
Blue Bird Corp. (a)	1,947	33,099
BMC Stock Holdings Inc. (a)	17,084	373,285
Brady Corp.	12,148	411,817
Briggs & Stratton Corp.	11,180	269,438
Brink’s Co., The	11,900	797,300
Builders FirstSource Inc. (a)	25,305	387,673
CaesarStone Ltd. (a)	6,165	216,083
CAI International Inc. (a)	4,300	101,480
Casella Waste Systems Inc. Class A (a)	10,314	169,253
CBIZ Inc. (a)	13,491	202,365
CECO Environmental Corp.	8,129	74,624
Chart Industries Inc. (a)	8,193	284,543
Chicago Bridge & Iron Company N.V.	26,308	519,057
CIRCOR International Inc.	4,321	256,581
Cogint Inc. (a)	3,642	18,392
Columbus McKinnon Corp.	5,100	129,642
Comfort Systems USA Inc.	9,707	360,130
Commercial Vehicle Group Inc. (a)	6,520	55,094
Continental Building Products Inc. (a)	10,319	240,433
Costamare Inc.	8,707	63,648
Covanta Holding Corp.	30,749	405,887
Covenant Transport Group Inc. Class A (a)	3,187	55,868
CRA International Inc.	2,415	87,713
CSW Industrials Inc. (a)	3,718	143,701
Cubic Corp.	6,615	306,274

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Curtiss-Wright Corp.	11,618	$1,066,300
Daseke Inc. (a)	5,224	58,143
Deluxe Corp.	12,691	878,471
DigitalGlobe Inc. (a)	16,164	538,261
DMC Global Inc.	3,782	49,544
Douglas Dynamics Inc.	5,962	196,150
Ducommun Inc. (a)	2,600	82,108
DXP Enterprises Inc. (a)	4,232	146,004
Dycom Industries Inc. (a)	8,074	722,784
Eagle Bulk Shipping Inc. (a)	9,699	45,876
Eastern Co., The	1,396	41,950
Echo Global Logistics Inc. (a)	7,441	148,076
EMCOR Group Inc.	15,341	1,002,995
Encore Wire Corp.	5,295	226,096
Energous Corp. (a)	4,878	79,316
Energy Recovery Inc. (a)	8,645	71,667
EnerSys	11,489	832,378
Engility Holdings Inc. (a)	4,683	132,997
Ennis Inc.	6,432	122,851
EnPro Industries Inc.	5,533	394,890
EnviroStar Inc.	869	23,506
ESCO Technologies Inc.	6,752	402,757
Essendant Inc.	9,722	144,177
Esterline Technologies Corp. (a)	6,833	647,768
ExOne Co., The (a)	3,093	35,415
Exponent Inc.	6,960	405,768
Federal Signal Corp.	15,734	273,142
Forward Air Corp.	7,808	416,010
Foundation Building Materials Inc. (a)	3,631	46,695
Franklin Covey Co. (a)	2,568	49,562
Franklin Electric Co. Inc.	12,231	506,363
Freightcar America Inc.	3,060	53,213
FTI Consulting Inc. (a)	10,881	380,400
GATX Corp.	10,236	657,868
Genco Shipping & Trading Ltd. (a)	1,845	17,472
Gencor Industries Inc. (a)	2,014	32,627
Generac Holdings Inc. (a)	16,365	591,267
General Cable Corp.	13,099	214,169
Gibraltar Industries Inc. (a)	8,338	297,250
Global Brass & Copper Holdings Inc.	5,817	177,709
GMS Inc. (a)	6,145	172,674
Gorman-Rupp Co., The	4,484	114,207
GP Strategies Corp. (a)	3,200	84,480
Graham Corp.	2,600	51,116
Granite Construction Inc.	10,331	498,367
Great Lakes Dredge & Dock Co. (a)	14,800	63,640
Greenbrier Companies Inc., The	7,263	335,914
Griffon Corp.	7,660	168,137
H&E Equipment Services Inc.	8,235	168,076
Hardinge Inc.	2,803	34,813
Harsco Corp. (a)	20,959	337,440
Hawaiian Holdings Inc. (a)	13,792	647,534
HC2 Holdings Inc. (a)	8,868	52,144
Healthcare Services Group Inc.	18,470	864,950
Heartland Express Inc.	11,991	249,653
Heidrick & Struggles International Inc.	4,612	100,311

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Herc Holdings Inc. (a)	6,341	$249,328
Heritage-Crystal Clean Inc. (a)	3,467	55,125
Herman Miller Inc.	15,813	480,715
Hertz Global Holdings Inc. (a)	14,436	166,014
Hill International Inc. (a)	8,500	44,200
Hillenbrand Inc.	16,529	596,697
HNI Corp.	11,517	459,183
Hub Group Inc. (a)	8,493	325,707
Hudson Technologies Inc. (a)	9,505	80,317
Hurco Companies Inc.	1,569	54,523
Huron Consulting Group Inc. (a)	5,770	249,264
Huttig Building Products Inc. (a)	6,126	42,943
Hyster-Yale Materials Handling Inc.	2,683	188,481
ICF International Inc. (a)	4,861	228,953
IES Holdings Inc. (a)	1,968	35,719
Innerworkings Inc. (a)	11,869	137,680
Insperity Inc.	4,769	338,599
Insteel Industries Inc.	4,500	148,365
Interface Inc.	16,177	317,878
JELD-WEN Holding Inc. (a)	5,962	193,527
John Bean Technologies Corp.	8,223	805,854
Kadant Inc.	2,758	207,402
Kaman Corp.	7,048	351,484
KBR Inc.	37,497	570,704
Kelly Services Inc. Class A	7,516	168,734
Kennametal Inc.	20,845	780,020
Keyw Holding Corp., The (a)	12,213	114,192
Kforce Inc.	6,210	121,716
Kimball International Inc. Class B	9,563	159,606
KLX Inc. (a)	13,517	675,850
Knight Transportation Inc.	19,001	703,987
Knoll Inc.	12,592	252,470
Korn/Ferry International	13,346	460,837
Kratos Defense & Security Solutions Inc. (a)	18,008	213,755
L.B. Foster Co. Class A	2,058	44,144
Lawson Products Inc. (a)	1,400	31,010
Layne Christensen Co. (a)	4,883	42,922
Lindsay Corp.	2,804	250,257
LSC Communications Inc.	8,804	188,406
LSI Industries Inc.	5,747	52,010
Lydall Inc. (a)	4,408	227,894
Manitowoc Company Inc., The (a)	32,987	198,252
Marten Transport Ltd.	6,197	169,798
Masonite International Corp. (a)	7,771	586,710
MasTec Inc. (a)	17,320	781,998
Matson Inc.	11,207	336,658
Matthews International Corp. Class A	8,166	500,168
McGrath Rentcorp	6,097	211,139
Mercury Systems Inc. (a)	12,324	518,717
Meritor Inc. (a)	21,938	364,390
Milacron Holdings Corp. (a)	11,764	206,929
Miller Industries Inc.	2,950	73,308
Mistras Group Inc. (a)	4,362	95,833
Mobile Mini Inc.	11,547	344,678
Moog Inc. Class A (a)	8,393	601,946
MRC Global Inc. (a)	23,338	385,544

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
MSA Safety Inc.	8,679	$704,474
Mueller Industries Inc.	14,743	448,924
Mueller Water Products Inc.	41,028	479,207
Multi-Color Corp.	3,584	292,454
MYR Group Inc. (a)	3,968	123,087
National Presto Industries Inc.	1,315	145,308
Navigant Consulting Inc. (a)	12,949	255,872
Navios Maritime Holdings Inc. (a)	22,728	31,137
Navistar International Corp. (a)	12,860	337,318
NCI Building Systems Inc. (a)	10,421	174,031
Neff Corp. Class A (a)	2,623	49,837
Nexeo Solutions Inc. (a)	6,806	56,490
NL Industries Inc. (a)	1,843	12,993
NN Inc.	6,990	191,876
Northwest Pipe Co. (a)	2,409	39,170
NOW Inc. (a)	27,945	449,356
NV5 Global Inc. (a)	1,941	82,492
Omega Flex Inc.	800	51,520
On Assignment Inc. (a)	13,252	717,596
Orion Group Holdings Inc. (a)	6,764	50,527
Park-Ohio Holdings Corp.	2,366	90,145
Patrick Industries Inc. (a)	4,205	306,334
Pendrell Corp. (a)	3,048	22,037
PGT Innovations Inc. (a)	12,594	161,203
Plug Power Inc. (a)	58,142	118,610
Ply Gem Holdings Inc. (a)	6,097	109,441
Powell Industries Inc.	2,355	75,336
Preformed Line Products Co.	600	27,852
Primoris Services Corp.	10,568	263,566
Proto Labs Inc. (a)	6,593	443,379
Quad Graphics Inc.	8,283	189,846
Quanex Building Products Corp.	9,084	192,127
R.R. Donnelley & Sons Co.	17,389	218,058
Radiant Logistics Inc. (a)	8,900	47,882
Raven Industries Inc.	9,349	311,322
RBC Bearings Inc. (a)	6,039	614,529
Resources Connection Inc.	7,622	104,421
REV Group Inc.	3,371	93,309
Revolution Lighting Technologies Inc. (a)	3,077	20,277
Rexnord Corp. (a)	27,202	632,446
Roadrunner Transportation Systems Inc. (a)	8,040	58,451
RPX Corp. (a)	12,185	169,981
Rush Enterprises Inc. Class A (a)	8,063	299,782
Rush Enterprises Inc. Class B (a)	1,298	47,260
Safe Bulkers Inc. (a)	12,292	28,149
Saia Inc. (a)	6,546	335,810
Schneider National Inc. Class B	8,472	189,519
Scorpio Bulkers Inc. (a)	15,542	110,348
Simpson Manufacturing Co. Inc.	10,811	472,549
SiteOne Landscape Supply Inc. (a)	8,839	460,158
SkyWest Inc.	13,074	458,897
Spartan Motors Inc.	8,811	77,977
Sparton Corp. (a)	2,600	57,174
SPX Corp. (a)	11,127	279,955
SPX FLOW Inc. (a)	10,804	398,452

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Standard Plus Corp. (a)	4,567	$139,522
Standex International Corp.	3,328	301,850
Steelcase Inc.	22,794	319,116
Sterling Construction Company Inc. (a)	6,528	85,321
Sun Hydraulics Corp.	5,997	255,892
Sunrun Inc. (a)	22,706	161,667
Supreme Industries Inc. Class A	3,102	51,028
Swift Transportation Co. (a)	19,045	504,692
Team Inc. (a)	7,533	176,649
Tennant Co.	4,635	342,063
Tetra Tech Inc.	15,082	690,002
Textainer Group Holdings Ltd.	7,126	103,327
Thermon Group Holdings Inc. (a)	8,455	162,082
Titan International Inc.	13,015	156,310
Titan Machinery Inc. (a)	5,044	90,691
TPI Composites Inc. (a)	2,821	52,132
Trex Co. Inc. (a)	7,756	524,771
TriMas Corp. (a)	11,808	246,197
TriNet Group Inc. (a)	10,857	355,458
Triton International Ltd. of Bermuda	11,382	380,614
Triumph Group Inc.	12,775	403,690
TrueBlue Inc. (a)	11,048	292,772
Tutor Perini Corp. (a)	9,934	285,602
Twin Disc Inc. (a)	2,117	34,168
UniFirst Corp.	3,928	552,670
Universal Forest Products Inc.	5,266	459,774
Universal Logistics Holdings Inc.	2,402	36,030
US Ecology Inc.	5,776	291,688
Vectrus Inc. (a)	2,806	90,690
Veritiv Corp. (a)	3,017	135,765
Viad Corp.	5,435	256,804
Vicor Corp. (a)	4,522	80,944
Vivint Solar Inc. (a)	8,937	52,281
VSE Corp.	2,442	109,841
Wabash National Corp.	15,817	347,658
WageWorks Inc. (a)	9,610	645,792
Watts Water Technologies Inc.	7,294	460,981
Werner Enterprises Inc.	12,314	361,416
Wesco Aircraft Holdings Inc. (a)	14,370	155,914
West Corp.	12,002	279,887
Willdan Group Inc. (a)	1,999	61,069
Willis Lease Finance Corp. (a)	1,221	32,637
Woodward Inc.	13,916	940,443
YRC Worldwide Inc. (a)	8,880	98,746

		73,789,295

Information Technology (16.70%)
2U Inc. (a)	11,407	535,217
3D Systems Corp. (a)	28,257	528,406
8x8 Inc. (a)	22,882	332,933
A10 Networks Inc. (a)	12,771	107,787
Acacia Communications Inc. (a)	4,831	200,342
ACI Worldwide Inc. (a)	30,621	684,992
Actua Corp. (a)	7,962	111,866
Acxiom Corp. (a)	20,647	536,409
Adtran Inc.	13,157	271,692
Advanced Energy Industries Inc. (a)	10,429	674,652

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Aerohive Networks Inc. (a)	8,122	$40,610
Agilysys Inc. (a)	3,514	35,562
Akoustis Technologies Inc. (a)	2,109	18,433
Alarm.com Holdings Inc. (a)	5,269	198,272
Alpha & Omega Semiconductor Ltd. (a)	5,259	87,668
Alteryx Inc. Class A (a)	2,356	45,989
Ambarella Inc. (a)	8,422	408,888
Amber Road Inc. (a)	4,282	36,697
American Software Inc. Class A	6,300	64,827
Amkor Technology Inc. (a)	26,528	259,179
Angie’s List Inc. (a)	10,177	130,164
Anixter International Inc. (a)	7,587	593,303
AppFolio Inc. Class A (a)	1,953	63,668
Applied Optoelectronics Inc. (a)	4,815	297,519
Apptio Inc. Class A (a)	4,655	80,764
Aspen Technology Inc. (a)	19,582	1,082,101
Avid Technology Inc. (a)	9,149	48,124
AVX Corp.	11,800	192,812
Axcelis Technologies Inc. (a)	7,818	163,787
AXT Inc. (a)	9,596	60,935
Badger Meter Inc.	7,260	289,311
Bankrate Inc. (a)	12,396	159,289
Barracuda Networks Inc. (a)	6,573	151,573
Bazaarvoice Inc. (a)	20,953	103,717
Bel Fuse Inc.	2,483	61,330
Belden Inc.	11,114	838,329
Benchmark Electronics Inc. (a)	13,168	425,326
Benefitfocus Inc. (a)	4,161	151,252
Blackbaud Inc.	12,428	1,065,701
Blackhawk Network Holdings Inc. (a)	14,427	629,017
BlackLine Inc. (a)	2,785	99,536
Blucora Inc. (a)	10,620	225,144
Bottomline Technologies Inc. (a)	10,419	267,664
Box Inc. Class A (a)	20,495	373,829
Brightcove Inc. (a)	8,000	49,600
BroadSoft Inc. (a)	8,037	345,993
Brooks Automation Inc.	18,124	393,110
Cabot Microelectronics Corp.	6,481	478,492
CACI International Inc. Class A (a)	6,433	804,447
CalAmp Corp. (a)	9,090	184,800
Calix Inc. (a)	11,220	76,857
Callidus Software Inc. (a)	16,794	406,415
Carbonite Inc. (a)	6,552	142,834
CardConnect Corp. (a)	4,260	64,113
Cardtronics PLC Class A (a)	12,164	399,709
Care.com Inc. (a)	3,810	57,531
Cars.com Inc. (a)	18,885	502,908
Cass Information Systems Inc.	2,969	194,885
CEVA Inc. (a)	5,676	257,974
ChannelAdvisor Corp. (a)	5,766	66,597
Ciena Corp. (a)	36,872	922,537
Cimpress NV (a)	6,661	629,664
Cirrus Logic Inc. (a)	16,814	1,054,574
Clearfield Inc. (a)	2,800	36,960
Cloudera Inc. (a)	3,857	61,789
Cohu Inc.	6,608	104,010

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CommerceHub Inc. Series A (a)	3,662	$63,792
CommerceHub Inc. Series C (a)	7,478	130,416
CommVault Systems Inc. (a)	10,127	571,669
Comtech Telecommunications Corp.	5,926	112,416
Control4 Corp. (a)	6,355	124,622
Convergys Corp.	24,769	589,007
Cornerstone OnDemand Inc. (a)	13,323	476,297
Coupa Software Inc. (a)	7,759	224,856
CPI Card Group Inc.	5,947	16,949
Cray Inc. (a)	10,501	193,218
Cree Inc. (a)	25,420	626,603
CSG Systems International Inc.	8,785	356,495
CTS Corp.	8,064	174,182
CyberOptics Corp. (a)	1,789	36,943
Daktronics Inc.	9,652	92,949
DHI Group Inc. (a)	12,904	36,776
Diebold Nixdorf Inc.	19,736	552,608
Digi International Inc. (a)	6,802	69,040
Digimarc Corp. (a)	2,674	107,361
Diodes Inc. (a)	9,917	238,306
DSP Group Inc. (a)	5,824	67,558
Eastman Kodak Co. (a)	4,727	43,016
Ebix Inc.	6,270	337,953
Electro Scientific Industries Inc. (a)	8,051	66,340
Electronics for Imaging Inc. (a)	12,079	572,303
Ellie Mae Inc. (a)	8,834	970,945
EMCORE Corp.	6,100	64,965
Endurance International Group Holdings Inc. (a)	16,091	134,360
EnerNOC Inc. (a)	6,830	52,932
Entegris Inc. (a)	37,228	817,155
Envestnet Inc. (a)	11,314	448,034
EPAM Systems Inc. (a)	12,734	1,070,802
ePlus inc. (a)	3,328	246,605
Everbridge Inc. (a)	4,411	107,452
Everi Holdings Inc. (a)	16,522	120,280
EVERTEC Inc.	16,238	280,917
Exa Corp. (a)	3,493	48,203
Exlservice Holdings Inc. (a)	8,657	481,156
Extreme Networks Inc. (a)	28,427	262,097
Fabrinet (a)	9,498	405,185
Fair Isaac Corp.	8,038	1,120,578
FARO Technologies Inc. (a)	4,254	160,801
Finisar Corp. (a)	29,090	755,758
Fitbit Inc. Class A (a)	45,776	243,071
Five9 Inc. (a)	13,551	291,618
Formfactor Inc. (a)	18,292	226,821
Forrester Research Inc.	2,825	110,599
Gerber Scientific Inc. Escrow Shares (b)	6,402	0
Gigamon Inc. (a)	9,451	371,897
Global Sources Ltd. (a)	1,940	38,800
Glu Mobile Inc. (a)	25,548	63,870
Gogo Inc. (a)	14,431	166,389
GrubHub Inc. (a)	22,412	977,163
GSI Technology Inc. (a)	3,595	28,257
GTT Communications Inc. (a)	8,075	255,574

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Guidance Software Inc. (a)	5,178	$34,227
Hackett Group Inc., The	5,994	92,907
Harmonic Inc. (a)	19,093	100,238
Hortonworks Inc. (a)	12,409	159,828
HubSpot Inc. (a)	8,772	576,759
Ichor Holdings Ltd. (a)	3,081	62,113
II-VI Inc. (a)	15,797	541,837
Immersion Corp. (a)	7,200	65,376
Imperva Inc. (a)	8,737	418,065
Impinj Inc. (a)	4,702	228,752
Infinera Corp. (a)	37,723	402,504
Information Services Group Inc. (a)	8,219	33,780
Inphi Corp. (a)	11,004	377,437
Insight Enterprises Inc. (a)	9,274	370,867
Instructure Inc. (a)	5,509	162,516
Integrated Device Technology Inc. (a)	34,932	900,896
InterDigital Inc.	9,097	703,198
Internap Corp. (a)	20,790	76,299
Intevac Inc. (a)	4,950	54,945
Iteris Inc. (a)	5,899	36,692
Itron Inc. (a)	8,898	602,840
IXYS Corp.	6,314	103,865
j2 Global Inc.	12,110	1,030,440
Kemet Corp. (a)	11,874	151,987
Kimball Electronics Inc. (a)	7,397	133,516
Knowles Corp. (a)	23,070	390,344
Kopin Corp. (a)	17,200	63,812
KVH Industries Inc. (a)	4,200	39,900
Lattice Semiconductor Corp. (a)	30,996	206,433
Leaf Group Ltd. (a)	2,877	22,441
Limelight Networks Inc. (a)	19,808	57,245
Liquidity Services Inc. (a)	6,312	40,081
Littelfuse Inc.	5,837	963,105
LivePerson Inc. (a)	13,900	152,900
Lumentum Holdings Inc. (a)	15,878	905,840
MACOM Technology Solutions Holdings Inc. (a)	10,566	589,266
Majesco (a)	1,657	8,169
ManTech International Corp. Class A	6,709	277,618
MAXIMUS Inc.	16,868	1,056,443
MaxLinear Inc. Class A (a)	15,729	438,682
Maxwell Technologies Inc. (a)	8,011	47,986
Meet Group Inc., The (a)	17,610	88,930
Mesa Laboratories Inc.	784	112,355
Methode Electronics Inc.	9,332	384,478
MicroStrategy Inc. (a)	2,482	475,725
Microvision Inc. (a)	17,382	36,850
MINDBODY, Inc. Class A (a)	9,586	260,739
Mitek Systems Inc. (a)	7,422	62,345
MKS Instruments Inc.	14,015	943,210
MobileIron Inc. (a)	14,194	85,874
Model N Inc. (a)	5,500	73,150
MoneyGram International Inc. (a)	7,844	135,309
Monolithic Power Systems Inc.	10,373	999,957
Monotype Imaging Holdings Inc.	10,509	192,315
MTS Systems Corp.	4,398	227,816

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MuleSoft Inc. Class A (a)	3,971	$99,037
Nanometrics Inc. (a)	6,319	159,808
Napco Security Technologies Inc. (a)	2,964	27,862
NCI Inc. Class A (a)	1,538	32,452
NeoPhotonics Corp. (a)	7,930	61,220
NETGEAR Inc. (a)	8,411	362,514
NetScout Systems Inc. (a)	23,189	797,702
New Relic Inc. (a)	7,647	328,897
NIC Inc.	16,506	312,789
Novanta Inc. (a)	8,396	302,256
Nutanix Inc. Class A (a)	9,118	183,728
NVE Corp.	1,200	92,400
Oclaro Inc. (a)	43,173	403,236
Okta Inc. (a)	2,910	66,348
Ominto Inc. (a)	3,304	50,386
OSI Systems Inc. (a)	4,579	344,112
Park City Group Inc. (a)	3,278	39,828
Park Electrochemical Corp.	4,835	89,061
Paycom Software Inc. (a)	12,854	879,342
Paylocity Holding Corp. (a)	6,774	306,049
PC Connection Inc.	3,077	83,264
PCM Inc. (a)	2,601	48,769
PDF Solutions Inc. (a)	7,160	117,782
Pegasystems Inc.	9,377	547,148
Perficient Inc. (a)	9,647	179,820
Photronics Inc. (a)	16,672	156,717
Pixelworks Inc. (a)	7,296	33,489
Planet Payment Inc. (a)	10,851	35,808
Plantronics Inc.	8,832	462,002
Plexus Corp. (a)	8,706	457,674
Power Integrations Inc.	7,439	542,303
Presidio Inc. (a)	4,993	71,450
Progress Software Corp.	12,442	384,333
Proofpoint Inc. (a)	11,208	973,191
PROS Holdings Inc. (a)	6,865	188,032
Pure Storage Inc. Class A (a)	24,252	310,668
Q2 Holdings Inc. (a)	8,154	301,290
QAD Inc. Class A	2,458	78,779
Qualys Inc. (a)	8,187	334,030
Quantenna Communications Inc. (a)	5,499	104,481
Quantum Corp. (a)	7,197	56,209
QuinStreet Inc. (a)	8,298	34,603
Quotient Technology Inc. (a)	19,186	220,639
Radisys Corp. (a)	8,993	33,814
Rambus Inc. (a)	28,258	322,989
Rapid7 Inc. (a)	4,989	83,965
Realnetworks Inc. (a)	5,369	23,248
RealPage Inc. (a)	15,296	549,891
Reis Inc.	2,456	52,190
Rightside Group Ltd. (a)	2,913	30,936
RingCentral Inc. Class A (a)	16,280	595,034
Rocket Fuel Inc. (a)	9,175	25,231
Rogers Corp. (a)	4,727	513,447
Rosetta Stone Inc. (a)	4,785	51,582
Rubicon Project Inc., The (a)	11,730	60,292
Rudolph Technologies Inc. (a)	7,768	177,499
Sanmina Corp. (a)	19,422	739,978

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ScanSource Inc. (a)	6,483	$261,265
Science Applications International Corp.	11,413	792,290
SecureWorks Corp. Class A (a)	1,458	13,545
Semtech Corp. (a)	17,097	611,218
ServiceSource International Inc. (a)	19,725	76,533
ShoreTel Inc. (a)	17,429	101,088
Shutterstock Inc. (a)	4,910	216,433
Sigma Designs Inc. (a)	8,600	50,310
Silicon Laboratories Inc. (a)	10,877	743,443
Silver Spring Networks Inc. (a)	10,263	115,767
Sonus Networks Inc. (a)	12,121	90,180
SPS Commerce Inc. (a)	4,303	274,359
Stamps.com Inc. (a)	4,135	640,408
StarTek Inc. (a)	2,819	34,505
Stratasys Ltd. (a)	13,087	305,058
SunPower Corp. (a)	15,542	145,162
Super Micro Computer Inc. (a)	10,065	248,102
Sykes Enterprises Inc. (a)	10,568	354,345
Synaptics Inc. (a)	9,004	465,597
Synchronoss Technologies Inc. (a)	10,978	180,588
SYNNEX Corp.	7,563	907,257
Syntel Inc.	8,748	148,366
Systemax Inc.	2,500	47,000
Tech Data Corp. (a)	9,250	934,250
TechTarget (a)	4,626	47,972
TeleNav Inc. (a)	8,462	68,542
TeleTech Holdings Inc.	3,753	153,122
TiVo Corp.	31,249	582,794
Trade Desk Inc., The Class A (a)	4,533	227,149
Travelport Worldwide Ltd.	32,465	446,718
TrueCar Inc. (a)	16,286	324,580
TTM Technologies Inc. (a)	24,102	418,411
Tucows Inc. Class A (a)	2,328	124,548
Twilio Inc. Class A (a)	16,235	472,601
Ubiquiti Networks Inc. (a)	6,036	313,691
Ultra Clean Holdings Inc. (a)	8,484	159,075
Unisys Corp. (a)	13,718	175,590
Upland Software Inc. (a)	1,863	40,967
USA Technologies Inc. (a)	9,219	47,939
Varonis Systems Inc. (a)	4,987	185,516
VASCO Data Security International Inc. (a)	8,164	117,153
Veeco Instruments Inc. (a)	12,282	342,054
VeriFone Systems Inc. (a)	29,130	527,253
Verint Systems Inc. (a)	16,493	671,265
ViaSat Inc. (a)	13,890	919,518
Viavi Solutions Inc. (a)	59,754	629,210
Virnetx Holding Corp. (a)	13,675	62,221
Virtusa Corp. (a)	7,302	214,679
Vishay Intertechnology Inc.	35,125	583,075
Vishay Precision Group Inc. (a)	3,021	52,263
Web.com Group Inc. (a)	10,044	254,113
WebMD Health Corp. (a)	9,674	567,380
Workiva Inc. (a)	6,489	123,615
Xactly Corp. (a)	6,886	107,766
Xcerra Corp. (a)	13,396	130,879

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
XO Group Inc. (a)	6,800	$119,816
Xperi Corp.	13,063	389,277
Yelp Inc. (a)	20,282	608,866
Yext Inc. (a)	3,556	47,401
Zendesk Inc. (a)	25,346	704,112
Zix Corp. (a)	13,900	79,091

		85,654,471

Materials (4.31%)
A. Schulman Inc.	7,505	240,157
AdvanSix Inc. (a)	7,816	244,172
AgroFresh Solutions Inc. (a)	5,362	38,499
AK Steel Holding Corp. (a)	82,649	543,004
Allegheny Technologies Inc.	28,214	479,920
American Vanguard Corp.	7,413	127,874
Ampco-Pittsburgh Corp.	2,461	36,300
Balchem Corp.	8,325	646,936
Boise Cascade Co. (a)	10,114	307,466
Calgon Carbon Corp.	13,340	201,434
Carpenter Technology Corp.	12,023	450,021
Century Aluminum Co. (a)	13,054	203,381
Chase Corp.	1,887	201,343
Clearwater Paper Corp. (a)	4,263	199,295
Cliffs Natural Resources Inc. (a)	77,979	539,615
Codexis Inc. (a)	8,399	45,775
Coeur Mining Inc. (a)	47,473	407,318
Commercial Metals Co.	30,014	583,172
Compass Minerals International Inc.	8,853	578,101
Core Molding Technologies Inc. (a)	1,883	40,692
Deltic Timber Corp.	2,797	208,824
Ferro Corp. (a)	22,208	406,184
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a)(b)	19,356	0
Flotek Industries Inc. (a)	14,591	130,444
Forterra Inc. (a)	5,028	41,380
FutureFuel Corp.	6,273	94,660
GCP Applied Technologies Inc. (a)	18,721	570,990
Gold Resource Corp.	13,014	53,097
Greif Inc. Class A	6,747	376,348
Greif Inc. Class B	1,454	87,822
Handy & Harman Ltd. (a)	578	18,149
Hawkins Inc.	2,466	114,299
Haynes International Inc.	3,332	120,985
HB Fuller Co.	13,336	681,603
Hecla Mining Co.	101,113	515,676
Ingevity Corp. (a)	11,231	644,659
Innophos Holdings Inc.	5,071	222,313
Innospec Inc.	6,228	408,245
Intrepid Potash Inc. (a)	24,252	54,810
Kaiser Aluminum Corp.	4,382	387,895
Kapstone Paper and Packaging Corp.	22,966	473,789
Klondex Mines Ltd. (a)	45,697	153,999
KMG Chemicals Inc.	2,267	110,335
Koppers Holdings Inc. (a)	5,481	198,138
Kraton Corp. (a)	8,009	275,830
Kronos Worldwide Inc.	5,946	108,336

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Louisiana-Pacific Corp. (a)	37,992	$915,987
LSB Industries Inc. (a)	5,393	55,710
Materion Corp.	5,287	197,734
Minerals Technologies Inc.	9,092	665,534
Myers Industries Inc.	5,966	107,090
Neenah Paper Inc.	4,310	345,878
Olympic Steel Inc.	2,668	51,973
Omnova Solutions Inc. (a)	11,758	114,640
P. H. Glatfelter Co.	11,310	220,997
PolyOne Corp.	21,258	823,535
Quaker Chemical Corp.	3,395	493,056
Rayonier Advanced Materials Inc.	11,598	182,321
Ryerson Holding Corp. (a)	3,271	32,383
Schnitzer Steel Industries Inc. Class A	6,939	174,863
Schweitzer-Mauduit International Inc.	8,105	301,749
Sensient Technologies Corp.	11,542	929,477
Stepan Co.	5,107	445,024
Summit Materials Inc. Class A (a)	28,290	816,732
SunCoke Energy Inc. (a)	16,785	182,956
TimkenSteel Corp. (a)	10,472	160,955
Trecora Resources (a)	5,000	56,250
Tredegar Corp.	6,499	99,110
Trinseo SA	11,608	797,470
Tronox Ltd. Class A	16,807	254,122
UFP Technologies Inc. (a)	1,613	45,648
United States Lime & Minerals Inc.	472	37,038
US Concrete Inc. (a)	3,848	302,260
Valhi Inc.	4,600	13,708
Verso Corp. Class A (a)	9,332	43,767
Warrior Met Coal Inc.	4,410	75,543
Worthington Industries Inc.	11,780	591,592

		22,108,387

Real Estate (7.35%)
Acadia Realty Trust	21,889	608,511
Agree Realty Corp.	6,628	304,026
Alexander & Baldwin Inc.	12,284	508,312
Alexander’s Inc.	571	240,654
Altisource Portfolio Solutions SA (a)	3,013	65,744
Altisource Residential Corp.	13,568	175,570
American Assets Trust Inc.	10,641	419,149
Armada Hoffler Properties Inc.	12,177	157,692
Ashford Hospitality Prime Inc.	5,343	54,979
Ashford Hospitality Trust Inc.	21,073	128,124
Bluerock Residential Growth REIT Inc.	6,811	87,794
Care Capital Properties Inc.	14,446	385,708
CareTrust REIT Inc.	18,945	351,240
CatchMark Timber Trust Inc. Class A	10,808	122,887
CBL & Associates Properties Inc.	43,928	370,313
Cedar Realty Trust Inc.	22,485	109,052
Chatham Lodging Trust	10,089	202,688
Chesapeake Lodging Trust	15,764	385,745
City Office REIT Inc.	8,369	106,286
Clipper Realty Inc.	4,105	50,656
Colony Starwood Homes	26,523	910,004

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Community Healthcare Trust Inc.	3,370	$86,238
Consolidated-Tomoka Land Co.	1,059	60,310
CorEnergy Infrastructure Trust Inc.	3,203	107,589
Cousins Properties Inc.	109,655	963,867
DiamondRock Hospitality Co.	52,708	577,153
Easterly Government Properties Inc.	10,098	211,553
EastGroup Properties Inc.	8,734	731,909
Education Realty Trust Inc.	19,447	753,571
Farmland Partners Inc.	7,973	71,279
FelCor Lodging Trust Inc.	34,167	246,344
First Industrial Realty Trust Inc.	30,619	876,316
First Potomac Realty Trust	15,644	173,805
Forestar Group Inc. (a)	8,700	149,205
Four Corners Property Trust Inc.	15,765	395,859
Franklin Street Properties Corp.	28,169	312,113
FRP Holdings Inc. (a)	1,800	83,070
Geo Group Inc., The	32,060	948,014
Getty Realty Corp.	7,213	181,046
Gladstone Commercial Corp.	6,421	139,914
Global Medical REIT Inc.	3,968	35,474
Global Net Lease Inc.	18,285	406,658
Gramercy Property Trust	39,621	1,177,140
Griffin Industrial Realty Inc.	289	9,066
Healthcare Realty Trust Inc.	30,044	1,026,003
Hersha Hospitality Trust	10,984	203,314
HFF Inc. Class A	9,550	332,054
Independence Realty Trust Inc.	16,376	161,631
InfraREIT Inc. (a)	11,387	218,061
Investors Real Estate Trust	33,333	206,998
iStar Inc. (a)	19,107	230,048
Jernigan Capital Inc.	2,511	55,242
Kennedy-Wilson Holdings Inc.	21,863	416,490
Kite Realty Group Trust	21,889	414,359
LaSalle Hotel Properties	29,913	891,407
Lexington Realty Trust	57,454	569,369
LTC Properties Inc.	10,407	534,816
Mack-Cali Realty Corp.	23,641	641,617
Marcus & Millichap Inc. (a)	4,235	111,635
Maui Land & Pineapple Company Inc. (a)	1,677	34,043
MedEquities Realty Trust Inc.	7,912	99,849
Monmouth Real Estate Investment Corp. Class A	18,563	279,373
Monogram Residential Trust Inc.	45,655	443,310
National Health Investors Inc.	10,474	829,541
National Storage Affiliates Trust	11,824	273,253
New Senior Investment Group Inc.	20,291	203,925
NexPoint Residential Trust Inc.	4,766	118,626
NorthStar Realty Europe Corp.	14,587	184,963
One Liberty Properties Inc.	3,687	86,386
Parkway Inc.	11,167	255,613
Pebblebrook Hotel Trust	18,182	586,188
Pennsylvania Real Estate Investment Trust	17,907	202,707
Physicians Realty Trust	40,776	821,229
Potlatch Corp.	10,742	490,909
Preferred Apartment Communities Inc. Class A	8,308	130,851

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
PS Business Parks Inc.	5,221	$691,208
QTS Realty Trust Inc. Class A	12,275	642,351
Quality Care Properties Inc. (a)	24,791	453,923
RAIT Financial Trust	24,094	52,766
Ramco-Gershenson Properties Trust	21,123	272,487
RE/MAX Holdings Inc. Class A	4,700	263,435
Retail Opportunity Investments Corp.	28,386	544,727
Rexford Industrial Realty Inc.	17,445	478,691
RLJ Lodging Trust	32,396	643,709
RMR Group Inc., The Class A	1,869	90,927
Ryman Hospitality Properties Inc.	11,603	742,708
Sabra Health Care REIT Inc.	17,125	412,713
Saul Centers Inc.	3,039	176,201
Select Income REIT	17,188	413,028
Seritage Growth Properties Class A	6,690	280,646
St. Joe Co., The (a)	13,229	248,044
STAG Industrial Inc.	23,539	649,676
Stratus Properties Inc.	1,721	50,597
Summit Hotel Properties Inc.	26,876	501,237
Sunstone Hotel Investors Inc.	57,325	924,079
Tejon Ranch Co. (a)	3,636	75,047
Terreno Realty Corp.	12,871	433,238
Tier REIT Inc.	13,174	243,456
Transcontinental Realty Investors Inc. (a)	421	11,321
Trinity Place Holdings Inc. (a)	5,830	41,451
UMH Properties Inc.	7,732	131,831
Universal Health Realty Income Trust	3,042	241,961
Urban Edge Properties	25,721	610,359
Urstadt Biddle Properties Inc. Class A	5,808	114,998
Washington Prime Group Inc.	50,842	425,548
Washington Real Estate Investment Trust	20,325	648,368
Whitestone REIT	10,011	122,635
Xenia Hotels & Resorts Inc.	28,048	543,290

		37,673,093

Telecommunication Services (0.85%)
ATN International Inc.	2,674	183,008
Boingo Wireless Inc. (a)	8,910	133,294
Cincinnati Bell Inc. (a)	11,151	218,002
Cogent Communications Holdings Inc.	10,817	433,762
Consolidated Communications Holdings Inc.	12,969	278,444
FairPoint Communications Inc. (a)	6,024	94,276
Frontier Communications Corp.	308,655	358,040
General Communication Inc. Class A (a)	6,986	255,967
Globalstar Inc. (a)	115,555	246,132
Hawaiian Telcom Holdco Inc. (a)	1,724	43,083
IDT Corp. Class B	4,305	61,863
Intelsat SA (a)	10,207	31,233
Iridium Communications Inc. (a)	21,910	242,106
Lumos Networks Corp. (a)	5,550	99,178
Ooma Inc. (a)	4,383	35,064
Orbcomm Inc. (a)	16,700	188,710
pdvWireless Inc. (a)	2,601	60,603

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Shenandoah Telecommunications Co.	12,231	$375,492
Spok Holdings Inc.	5,566	98,518
Straight Path Communications Inc. Class B (a)	2,243	402,955
Vonage Holdings Corp. (a)	51,059	333,926
Windstream Holdings Inc.	48,430	187,908

		4,361,564

Utilities (3.61%)
ALLETE Inc.	13,320	954,776
American States Water Co.	9,456	448,309
AquaVenture Holdings Ltd. (a)	2,972	45,264
Artesian Resources Corp. Class A	1,986	74,753
Atlantic Power Corp. (a)	33,973	81,535
Avista Corp.	16,721	709,974
Black Hills Corp.	13,972	942,691
Cadiz Inc. (a)	5,366	72,441
California Water Service Group	12,475	459,080
Chesapeake Utilities Corp.	4,132	309,693
Connecticut Water Service Inc.	2,859	158,703
Consolidated Water Co. Ltd. Ordinary Shares	3,600	44,640
Delta Natural Gas Company Inc.	1,577	48,051
Dynegy Inc. (a)	28,993	239,772
El Paso Electric Co.	10,522	543,987
Genie Energy Ltd. Class B	3,000	22,860
Global Water Resources Inc.	2,059	20,384
Idacorp Inc.	13,146	1,122,011
MGE Energy Inc.	9,042	581,853
Middlesex Water Co.	4,153	164,459
New Jersey Resources Corp.	22,567	895,910
Northwest Natural Gas Co.	7,367	440,915
NorthWestern Corp.	12,893	786,731
NRG Yield Inc. Class A	9,542	162,787
NRG Yield Inc. Class C	16,771	295,170
ONE Gas Inc.	13,601	949,486
Ormat Technologies Inc.	10,274	602,878
Otter Tail Corp.	10,226	404,950
Pattern Energy Group Inc.	18,403	438,728

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
PNM Resources Inc.	21,021	$804,053
Portland General Electric Co.	23,365	1,067,547
Pure Cycle Corp. (a)	4,046	31,356
RGC Resources Inc.	1,529	43,317
SJW Group	4,274	210,195
South Jersey Industries Inc.	20,838	712,034
Southwest Gas Holdings Inc.	12,392	905,360
Spark Energy Inc. Class A	3,020	56,776
Spire Inc.	12,325	859,669
TerraForm Global Inc. Class A (a)	23,572	119,039
TerraForm Power Inc. Class A (a)	21,206	254,472
Unitil Corp.	3,637	175,703
WGL Holdings Inc.	13,291	1,108,868
York Water Co., The	3,300	115,005

		18,486,185

Total Common Stocks
(cost $363,900,387)		505,088,320

Short-term Investments (1.44%)
JPMorgan U.S. Government Money Market Fund Capital Shares	7,398,060	7,398,060

Total Short-term Investments
(cost $7,398,060)		7,398,060

TOTAL INVESTMENTS (99.94%)
(cost $371,298,447)		512,486,380
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		283,504

NET ASSETS (100.00%)		$512,769,884

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2017, cash in the amount of $399,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	110	September 2017	$7,700,160	$7,778,650	$78,490

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (a) (97.81%)
Australia (6.96%)
AGL Energy Ltd.	13,989	$274,176
Alumina Ltd.	55,470	81,858
Amcor Ltd.	23,377	291,254
AMP Ltd.	59,701	238,149
APA Group	20,886	147,206
Aristocrat Leisure Ltd.	10,755	186,488
ASX Ltd.	4,061	167,332
Aurizon Holdings Ltd.	42,875	176,636
AusNet Services	36,364	48,492
Australia & New Zealand Banking Group Ltd.	59,153	1,305,755
Bank of Queensland Ltd.	8,455	74,408
Bendigo and Adelaide Bank Ltd.	9,322	79,387
BGP Holdings PLC (b)	183,756	0
BHP Billiton Ltd.	65,240	1,167,340
BlueScope Steel Ltd.	11,558	117,351
Boral Ltd.	21,808	116,493
Brambles Ltd.	32,065	239,797
Caltex Australia Ltd.	5,407	131,365
Challenger Ltd.	11,648	119,428
CIMIC Group Ltd.	2,074	61,914
Coca-Cola Amatil Ltd.	11,437	81,136
Cochlear Ltd.	1,237	147,795
Commonwealth Bank of Australia	34,782	2,213,796
Computershare Ltd.	9,303	101,105
Crown Resorts Ltd.	7,339	69,268
CSL Ltd.	9,096	964,993
Dexus	20,341	148,211
Domino’s Pizza Enterprises Ltd.	1,181	47,274
Flight Centre Travel Group Ltd.	1,064	31,321
Fortescue Metals Group Ltd.	32,279	129,506
Goodman Group	37,022	223,942
GPT Group	37,760	139,017
Harvey Norman Holdings Ltd.	11,319	33,233
Healthscope Ltd.	37,570	63,817
Incitec Pivot Ltd.	34,102	89,379
Insurance Australia Group Ltd.	45,987	239,643
James Hardie Industries PLC	8,039	126,665
LendLease Group	11,207	143,418
Macquarie Group Ltd.	6,341	431,322
Medibank Private Ltd.	59,710	128,501
Mirvac Group	77,776	127,328
National Australia Bank Ltd.	54,087	1,230,094
Newcrest Mining Ltd.	15,892	246,246
Oil Search Ltd.	27,744	145,430
Orica Ltd.	7,280	115,713
Origin Energy Ltd. (c)	35,778	188,643
Qantas Airways Ltd.	12,046	52,959
QBE Insurance Group Ltd.	28,216	256,121
Ramsay Health Care Ltd.	2,844	160,882
REA Group Ltd.	1,046	53,383
Rio Tinto Ltd.	8,384	407,708
Santos Ltd. (c)	37,844	88,133
Scentre Group	107,918	335,930
Seek Ltd.	6,996	90,927
Sonic Healthcare Ltd.	7,802	145,238
South32 Ltd.	112,022	230,748

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	48,738	$164,075
Suncorp Group Ltd.	26,042	296,635
Sydney Airport	22,252	121,259
Tabcorp Holding Ltd.	16,390	55,050
Tatts Group Ltd.	26,677	85,706
Telstra Corp. Ltd.	83,524	276,045
TPG Telecom Ltd.	7,255	31,784
Transurban Group	41,857	381,230
Treasury Wine Estates Ltd.	14,499	146,654
Vicinity Centres	71,161	140,564
Wesfarmers Ltd.	22,984	708,740
Westfield Corp.	39,848	245,936
Westpac Banking Corp.	67,334	1,578,981
Woodside Petroleum Ltd.	14,832	340,514
Woolworths Ltd.	25,414	498,878

		19,525,705

Austria (0.22%)
Andritz AG	1,161	69,935
Erste Group Bank AG	6,092	233,266
OMV AG	2,973	154,280
Raiffeisen Bank International AG (c)	2,187	55,203
VoestAlpine AG	2,369	110,395

		623,079

Belgium (1.13%)
Ageas	3,934	158,431
Anheuser-Busch InBev SA/NV	15,380	1,698,833
Colruyt SA	1,375	72,437
Groupe Bruxelles Lambert SA	1,687	162,411
KBC Group NV	5,061	383,878
Proximus SA	3,216	112,509
Solvay SA	1,497	200,901
Telenet Group Holding NV (c)	1,033	65,068
UCB SA	2,552	175,556
Umicore SA	1,922	133,688

		3,163,712

Denmark (1.78%)
A.P. Moller-Maersk A/S Class A	76	145,104
A.P. Moller-Maersk A/S Class B	132	265,405
Carlsberg A/S Class B	2,230	238,231
Chr. Hansen Holding A/S	2,028	147,497
Coloplast A/S Class B	2,527	211,154
Danske Bank A/S	14,892	572,774
DONG Energy A/S (d)	2,998	135,340
DSV A/S	3,835	235,625
Genmab A/S (c)	1,167	248,982
H. Lundbeck A/S	1,396	78,352
ISS A/S	3,443	135,227
Novo Nordisk A/S Class B	36,560	1,565,650
Novozymes A/S B Shares	4,655	203,708
Pandora A/S	2,108	196,704
TDC A/S	16,066	93,430
Tryg A/S	2,594	56,738
Vestas Wind Systems A/S	4,472	412,831

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (c)	2,417	$62,556

		5,005,308

Finland (1.01%)
Elisa OYJ	3,002	116,337
Fortum OYJ	9,264	145,275
Kone Corp. OYJ Class B	6,974	354,777
Metso OYJ	2,272	78,783
Neste OYJ	2,616	103,051
Nokia OYJ	117,275	717,279
Nokian Renkaat OYJ	2,334	96,608
Orion OYJ Class B	2,131	136,056
Sampo OYJ A Shares	9,023	462,413
Stora Enso OYJ R Shares	11,110	143,516
UPM-Kymmene OYJ	10,773	307,117
Wartsila OYJ Class B	3,004	177,555

		2,838,767

France (10.27%)
Accor SA	3,777	177,064
Aeroports de Paris (ADP)	626	101,027
Air Liquide SA	7,823	966,778
Airbus SE	11,701	962,229
Alstom SA	3,114	108,869
ArcelorMittal (c)	13,407	304,112
Arkema	1,387	148,008
AtoS	1,846	259,123
AXA SA	38,760	1,060,260
BNP Paribas SA	22,653	1,631,559
Bollore	17,804	80,953
Bouygues SA	4,298	181,239
Bureau Veritas SA	5,248	116,134
Capgemini SE	3,135	323,976
Carrefour SA	11,468	290,125
Casino Guichard Perrachon SA	1,133	67,110
Christian Dior SE	260	74,344
Cie Generale des Etablissements Michelin Class B	3,453	459,063
CNP Assurances	3,501	78,594
Compagnie de Saint-Gobain	10,087	538,946
Credit Agricole SA	22,643	364,262
Danone	11,915	895,589
Dassault Aviation SA	47	65,628
Dassault Systemes SA	2,596	232,724
Edenred	4,505	117,469
Eiffage SA	1,386	125,945
Electricite de France	11,697	126,677
Engie	34,409	519,353
Essilor International SA	4,188	532,862
Eurazeo SA	889	66,700
Eurofins Scientific SE	227	127,858
Eutelsat Communications	3,828	97,761
Fonciere des Regions	704	65,307
Gecina SA	869	136,324
Groupe Eurotunnel SE	9,570	102,068
Hermes International	426	210,508
ICADE	673	56,497

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Iliad SA	548	$129,623
Imerys SA	755	65,666
Ingenico Group	1,143	103,772
Ipsen SA	759	103,897
JC Decaux SA	1,523	49,958
Kering	1,566	533,362
Klepierre	4,651	190,626
Lagardere SCA	2,491	78,667
Legrand SA	5,537	387,350
L’Oreal SA	5,082	1,058,723
LVMH Moet Hennessy Louis Vuitton SE	5,652	1,409,220
Natixis SA	19,396	130,194
Orange	39,758	630,739
Pernod Ricard SA	4,286	573,968
Peugeot SA	9,785	195,188
Publicis Groupe	4,048	301,956
Remy Cointreau SA	473	55,239
Renault SA	3,581	324,136
Rexel SA	6,135	100,377
Safran SA	6,242	572,055
Sanofi	23,481	2,246,344
Schneider Electric SE (Paris)	11,331	870,588
SCOR SE	3,435	136,177
SEB SA	468	84,054
SES	7,015	164,450
Societe BIC SA	562	66,692
Societe Generale	15,431	830,291
Sodexo	1,862	240,740
STMicroelectronics NV	12,500	179,460
Suez	6,960	128,899
Thales SA	2,229	239,921
Total SA	47,048	2,325,957
Unibail-Rodamco SE (Amsterdam)	1,971	496,722
Valeo SA	4,827	325,221
Veolia Environnement	9,524	201,240
Vinci SA	10,185	869,319
Vivendi	20,783	462,640
Wendel	570	84,373
Zodiac Aerospace	4,128	111,976

		28,832,825

Germany (8.84%)
adidas AG	3,784	724,998
Allianz SE Reg.	9,224	1,816,266
Axel Springer SE	977	58,695
BASF SE	18,539	1,717,025
Bayer AG Reg.	16,692	2,158,131
Bayerische Motoren Werke (BMW) AG	6,683	620,409
Beiersdorf AG	2,035	213,926
Brenntag AG	3,186	184,419
Commerzbank AG (c)	21,919	261,113
Continental AG	2,201	474,996
Covestro AG (d)	1,839	132,767
Daimler AG Registered Shares	19,435	1,406,667
Deutsche Bank AG Reg.	41,760	740,483
Deutsche Boerse AG	3,896	411,252

See accompanying notes to financial statements.	61

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Lufthansa AG Reg.	5,111	$116,313
Deutsche Post AG	20,038	751,131
Deutsche Telekom AG	66,010	1,185,183
Deutsche Wohnen AG	7,088	271,120
E.ON SE	44,667	420,783
Evonik Industries AG	3,382	108,099
Fraport AG	842	74,339
Fresenius Medical Care AG & Co. KGaA	4,452	427,992
Fresenius SE & Co. KGaA	8,252	707,442
GEA Group AG	3,722	152,316
Hannover Rueck SE	1,190	142,644
HeidelbergCement AG	2,989	288,985
Henkel AG & Co. KGaA	2,124	256,906
Hochtief AG	417	76,395
Hugo Boss AG	1,323	92,628
Infineon Technologies AG	22,890	483,268
Innogy SE (d)	2,906	114,392
K+S AG Reg.	4,041	103,478
Lanxess AG	1,847	139,842
Linde AG	3,709	702,367
MAN AG	711	76,229
Merck KGaA	2,625	317,054
Metro AG	3,642	122,940
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,238	652,931
Osram Licht AG	1,810	144,194
ProSiebenSat.1 Media SE	4,598	192,419
QIAGEN NV	4,321	143,739
RTL Group SA	781	58,971
RWE AG (c)	10,068	200,603
SAP SE	19,818	2,069,982
Siemens AG Reg.	15,458	2,124,821
Symrise AG	2,550	180,632
Telefonica Deutschland Holding AG	13,509	67,472
ThyssenKrupp AG	7,559	214,759
United Internet AG Reg.	2,483	136,537
Volkswagen AG	655	101,556
Vonovia SE	9,187	364,787
Zalando SE (c) (d)	2,246	102,636

		24,809,032

Hong Kong (3.42%)
AIA Group Ltd.	243,442	1,778,861
ASM Pacific Technology Ltd.	4,692	63,402
Bank of East Asia Ltd., The	25,198	108,280
BOC Hong Kong Holdings Ltd.	74,500	356,400
Cheung Kong Property Holdings Ltd.	53,581	419,660
CK Hutchison Holdings Ltd.	54,081	678,833
CK Infrastructure Holdings Ltd.	13,611	114,363
CLP Holdings Ltd.	33,005	349,181
First Pacific Company Ltd.	44,353	32,722
Galaxy Entertainment Group Ltd.	47,880	290,685
Hang Lung Group Ltd.	18,000	74,467
Hang Lung Properties Ltd.	45,000	112,393

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Seng Bank Ltd.	15,643	$327,188
Henderson Land Development Co. Ltd.	24,231	135,161
HK Electric Investments (d)	67,500	62,248
HKT Trust and HKT Ltd.	73,100	96,063
Hong Kong & China Gas Co. Ltd.	174,163	327,471
Hong Kong Exchanges & Clearing Ltd.	23,479	606,864
Hongkong Land Holdings Ltd.	24,200	178,112
Hysan Development Co. Ltd.	11,916	56,852
Jardine Matheson Holdings Ltd.	4,300	276,060
Jardine Strategic Holdings Ltd.	4,300	179,267
Kerry Properties Ltd.	12,328	41,844
Li & Fung Ltd.	115,240	41,919
Link REIT	43,262	329,142
Melco Resorts & Entertainment Ltd. ADR	2,483	55,743
MGM China Holdings Ltd.	17,454	38,809
MTR Corporation Ltd.	30,526	171,838
New World Development Company Ltd.	111,318	141,296
NWS Holdings Ltd.	33,601	66,105
PCCW Ltd.	83,704	47,601
Power Assets Holdings Ltd.	28,982	255,949
Sands China Ltd.	50,772	232,483
Shangri-La Asia Ltd.	26,974	45,743
Sino Land Co. Ltd.	64,946	106,476
SJM Holdings Ltd.	38,022	40,080
Sun Hung Kai Properties Ltd.	29,099	427,496
Swire Pacific Ltd. Class A	10,821	105,681
Swire Properties Ltd.	23,996	79,142
Techtronic Industries Company Ltd.	27,999	128,744
WH Group Ltd. (d)	167,000	168,552
Wharf Holdings Ltd., The	24,700	204,688
Wheelock and Co. Ltd.	16,104	121,490
Wynn Macau Ltd.	29,936	69,937
Yue Yuen Industrial Holdings Ltd.	14,000	58,098

		9,603,389

Ireland (0.43%)
Bank of Ireland (c)	600,703	157,801
CRH PLC (Dublin)	16,808	594,635
Kerry Group PLC Class A (Dublin)	3,197	275,064
Paddy Power Betfair PLC	1,612	172,092

		1,199,592

Israel (0.68%)
Azrieli Group Ltd.	804	44,661
Bank Hapoalim B.M.	21,941	147,952
Bank Leumi Le-Israel	30,193	146,693
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	72,605
Check Point Software Technologies Ltd. (c)	2,603	283,935
Elbit Systems Ltd.	487	60,072
Frutarom Industries Ltd.	794	55,431
Israel Chemicals Ltd.	11,028	52,022

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Mizrahi Tefahot Bank Ltd.	3,251	$59,110
Mobileye NV (c)	4,028	252,958
NICE Ltd.	1,321	104,077
Taro Pharmaceutical Industries Ltd. (c)	319	35,747
Teva Pharmaceutical Industries Ltd. Sponsored ADR	18,144	602,744

		1,918,007

Italy (2.27%)
Assicurazioni Generali SpA	25,188	414,554
Atlantia SpA	8,677	244,193
CNH Industrial NV	20,614	233,441
Enel SpA	164,168	880,146
Eni SpA	51,821	778,905
EXOR NV	2,189	118,483
Ferrari NV (Italy)	2,479	212,779
Fiat Chrysler Automobiles NV (Italy) (c)	21,589	227,592
Intesa Sanpaolo	255,027	808,591
Intesa Sanpaolo RSP	19,708	58,435
Leonardo SpA	8,213	136,486
Luxottica Group SpA	3,421	197,904
Mediobanca SpA	11,592	114,392
Poste Italiane SpA (d)	10,545	72,204
Prysmian SpA	4,044	118,935
Recordati SpA	2,111	85,641
Saipem SpA (c)	14,978	55,324
Snam SpA	50,286	219,169
Telecom Italia RNC SpA	121,668	89,631
Telecom Italia SpA (c)	229,590	211,879
Tenaris SA	9,773	152,364
Terna - Rete Elettrica Nationale SpA	28,400	153,298
UniCredit SpA (c)	40,402	754,473
UnipolSai SpA	16,577	36,182

		6,375,001

Japan (23.04%)
ABC-Mart Inc.	700	41,140
ACOM Co. Ltd. (c)	9,100	41,505
Aeon Co. Ltd.	12,100	183,637
Aeon Credit Service Co. Ltd.	2,300	48,628
Aeon Mall Co. Ltd.	2,100	41,302
Air Water Inc.	2,769	50,813
Aisin Seiki Co. Ltd.	3,600	184,041
Ajinomoto Co. Inc.	11,300	243,783
Alfresa Holdings Corp.	3,600	69,362
All Nippon Airways Co. Ltd.	25,000	86,775
Alps Electric Co. Ltd.	4,200	120,987
Amada Holdings Co. Ltd.	7,000	80,777
Aozora Bank Ltd.	25,000	95,132
Asahi Glass Co. Ltd.	4,200	176,626
Asahi Group Holdings Ltd.	7,900	296,966
Asahi Kasei Corp.	26,000	279,129
ASICS Corp.	3,400	62,937
Astellas Pharma Inc.	42,700	521,815
Bandai Namco Holdings Inc.	4,200	143,018
Bank of Kyoto Ltd., The	7,000	65,970
Benesse Holdings Inc.	1,300	49,006

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Bridgestone Corp.	13,000	$559,413
Brother Industries Ltd.	5,100	117,575
CALBEE Inc.	1,600	62,805
Canon Inc.	21,200	719,264
Casio Computer Co. Ltd.	3,900	59,883
Central Japan Railway Co.	2,900	472,096
Chiba Bank Ltd., The	14,000	101,320
Chubu Electric Power Co. Inc.	13,500	179,140
Chugai Pharmaceutical Co. Ltd.	4,700	175,715
Chugoku Bank Ltd., The	3,200	47,797
Chugoku Electric Power Company Inc., The	6,100	67,196
Coca-Cola Bottlers Japan Inc.	2,500	72,238
Concordia Financial Group Ltd.	23,000	115,864
Credit Saison Co. Ltd.	2,800	54,618
Cyberdyne Inc. (c)	2,000	26,584
Dai Nippon Printing Co. Ltd.	11,000	122,054
Daicel Chemical Industries Ltd.	5,700	70,797
Dai-ichi Life Holdings Inc.	21,200	381,968
Daiichi Sankyo Co. Ltd.	11,640	273,937
Daikin Industries Ltd.	5,000	509,891
Daito Trust Construction Co. Ltd.	1,400	217,764
Daiwa House Industry Co. Ltd.	11,400	389,004
Daiwa House REIT Investment Co.	29	68,816
Daiwa Securities Group Inc.	34,000	201,264
DeNA Co. Ltd.	2,200	49,213
Denso Corp.	9,600	404,741
Dentsu Inc.	4,416	210,837
Disco Corp.	600	95,595
Don Quijote Holdings Co. Ltd.	2,400	90,900
East Japan Railway Co.	6,713	641,309
Eisai Co. Ltd.	5,200	286,873
Electric Power Development Co. Ltd.	3,200	79,036
FamilyMart UNY Holdings Co. Ltd.	1,700	97,186
Fanuc Corp.	3,900	750,874
Fast Retailing Co. Ltd.	1,000	332,696
Fuji Electric Co. Ltd.	10,000	52,634
FUJIFILM Holdings Corp.	8,500	305,312
Fujitsu Ltd.	38,000	279,675
Fukuoka Financial Group Inc.	15,000	71,216
Hachijuni Bank Ltd., The	7,549	47,855
Hakuhodo DY Holdings Inc.	4,700	62,305
Hamamatsu Photonics KK	2,600	79,751
Hankyu Hanshin Holdings Inc.	4,800	172,412
Hikari Tsushin Inc.	400	42,036
Hino Motors Ltd.	5,000	55,435
Hirose Electric Co. Ltd.	600	85,459
Hiroshima Bank Ltd., The	11,000	48,704
Hisamitsu Pharmaceutical Co. Inc.	1,100	52,616
Hitachi Chemical Co. Ltd.	2,100	62,547
Hitachi Construction Machinery Co. Ltd.	2,100	52,409
Hitachi High-Technologies Corp.	1,200	46,517
Hitachi Ltd.	99,000	606,807
Hitachi Metals Ltd.	4,300	59,716
Honda Motor Co. Ltd.	34,700	945,284
Hoshizaki Corp.	1,000	90,331

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hoya Corp.	7,600	$394,139
Hulic Company Ltd.	6,500	66,286
Idemitsu Kosan Co. Ltd.	1,600	45,379
IHI Corp. (c)	28,000	95,097
Iida Group Holdings Co. Ltd.	3,300	54,895
INPEX Corp.	19,600	188,376
Isetan Mitsukoshi Holdings Ltd.	6,940	69,477
Isuzu Motors Ltd.	11,100	136,782
Itochu Corp.	30,200	448,133
J. Front Retailing Co. Ltd.	4,800	73,574
Japan Airlines Co. Ltd.	2,600	80,306
Japan Airport Terminal Co. Ltd.	800	30,549
Japan Exchange Group Inc.	10,500	189,976
Japan Post Bank Co. Ltd.	8,200	104,838
Japan Post Holdings Co. Ltd.	9,100	112,784
Japan Prime Realty Investment Corp.	17	58,871
Japan Real Estate Investment Corp.	26	129,220
Japan Retail Fund Investment Corp.	54	99,622
Japan Tobacco Inc.	22,200	779,048
JFE Holdings Inc.	10,500	182,087
JGC Corp.	4,000	64,797
JSR Corp.	3,700	63,720
JTEKT Corp.	4,900	71,534
JXTG Holdings Inc.	62,200	271,363
Kajima Corp.	18,000	151,714
Kakaku.com Inc.	2,900	41,589
Kamigumi Co. Ltd.	5,000	52,367
Kaneka Corp.	6,000	45,663
Kansai Electric Power Company Inc., The	14,200	195,309
Kansai Paint Co. Ltd.	4,300	98,826
Kao Corp.	10,000	593,198
Kawasaki Heavy Industries Ltd.	29,000	85,601
KDDI Corp.	36,900	976,017
Keihan Holdings Co. Ltd.	10,000	63,481
Keikyu Corp.	9,000	108,264
Keio Corp.	12,000	100,289
Keisei Electric Railway Co. Ltd.	3,000	80,018
Keyence Corp.	1,940	851,030
Kikkoman Corp.	3,000	95,755
Kintetsu Group Holdings Co. Ltd.	38,000	146,290
Kirin Holdings Co. Ltd.	17,500	356,146
Kobe Steel Ltd. (c)	6,100	62,586
Koito Manufacturing Company Ltd.	2,224	114,290
Komatsu Ltd.	18,700	474,587
Konami Holdings Corp.	2,000	110,958
Konica Minolta Holdings Inc.	9,000	74,577
KOSE Corp.	600	65,455
Kubota Corp.	21,600	362,481
Kuraray Co. Ltd.	7,500	135,897
Kurita Water Industries Ltd.	2,000	54,412
Kyocera Corp.	6,500	375,986
Kyowa Hakko Kirin Co. Ltd.	5,700	105,765
Kyushu Electric Power Co. Inc.	8,600	104,293
Kyushu Financial Group Inc.	7,000	44,125
Kyushu Railway Co.	3,200	103,703
Lawson Inc.	900	62,894

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
LINE Corp. (c)	900	$31,007
Lion Corp.	4,500	93,061
LIXIL Group Corp.	5,400	134,862
M3 Inc.	4,000	110,069
Mabuchi Motor Co. Ltd.	1,000	49,700
Makita Corp.	4,500	166,237
Marubeni Corp.	31,100	200,688
Marui Group Co. Ltd.	4,500	66,255
Maruichi Steel Tube Ltd.	1,000	29,029
Mazda Motor Corp.	11,800	164,502
McDonald’s Holdings Company (Japan) Ltd.	1,300	49,816
Mebuki Financial Group Inc.	19,540	72,618
Medipal Holdings Corp.	3,400	62,816
MEIJI Holdings Company Ltd.	2,400	194,390
Minebea Mitsumi Inc.	7,600	121,965
Miraca Holdings Inc.	1,090	48,940
MISUMI Group Inc.	5,700	130,040
Mitsubishi Chemical Holdings Corp.	28,900	238,985
Mitsubishi Corp.	30,400	636,785
Mitsubishi Electric Corp.	39,000	560,164
Mitsubishi Estate Company Ltd.	25,300	470,910
Mitsubishi Gas Chemical Co. Inc.	3,500	73,905
Mitsubishi Heavy Industries Ltd.	65,000	265,721
Mitsubishi Materials Corp.	2,400	72,549
Mitsubishi Motors Corp.	13,500	88,820
Mitsubishi Tanabe Pharma Corp.	4,500	103,863
Mitsubishi UFJ Financial Group Inc.	243,100	1,631,401
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	51,860
Mitsui & Co. Ltd.	33,500	478,188
Mitsui Chemicals Inc.	18,000	95,221
Mitsui Fudosan Co. Ltd.	18,000	428,975
Mitsui OSK Lines Ltd.	24,000	70,416
mixi Inc.	1,000	55,568
Mizuho Financial Group Inc.	481,229	878,813
MS&AD Insurance Group Holdings Inc.	9,600	322,120
Murata Manufacturing Co. Ltd.	3,900	591,892
Nabtesco Corp.	2,345	68,072
Nagoya Railroad Co. Ltd.	18,000	83,859
NEC Corp.	52,000	137,773
Nexon Co. Ltd. (c)	3,700	73,030
NGK Insulators Ltd.	5,700	113,468
NGK Spark Plug Co. Ltd.	3,700	78,589
NH Foods Ltd.	4,000	121,449
Nidec Corp.	4,700	480,969
Nikon Corp.	7,000	111,776
Nintendo Co. Ltd.	2,300	770,518
Nippon Building Fund Inc.	28	142,894
Nippon Electric Glass Co. Ltd.	1,500	54,479
Nippon Express Co. Ltd.	18,000	112,505
Nippon Paint Co. Ltd.	3,400	128,473
Nippon Prologis REIT Inc.	32	68,111
Nippon Steel Corp.	15,300	345,245
Nippon Telegraph & Telephone Corp.	14,000	660,947
Nippon Yusen KK (c)	33,000	61,320
Nissan Chemical Industries Ltd.	2,600	85,761

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nissan Motor Co. Ltd.	46,900	$466,185
Nisshin Seifun Group Inc.	4,100	67,255
Nissin Foods Holdings Co. Ltd.	1,100	68,655
Nitori Holdings Co. Ltd.	1,600	213,950
Nitto Denko Corp.	3,400	279,315
NOK Corp.	2,000	42,214
Nomura Holdings Inc.	73,300	438,855
Nomura Real Estate Holdings Inc.	2,300	45,070
Nomura Real Estate Master Fund Inc.	76	103,856
Nomura Research Institute Ltd.	2,860	112,518
NSK Ltd.	7,800	97,296
NTT Data Corp.	13,000	144,477
NTT DoCoMo Inc.	27,900	657,842
Obayashi Corp.	13,000	152,683
OBIC Co. Ltd.	1,300	79,751
Odakyu Electric Railway Co. Ltd.	6,000	120,880
Oji Paper Co. Ltd.	16,000	82,507
Olympus Corp.	5,900	215,070
OMRON Corp.	4,000	173,372
Ono Pharmaceutical Co. Ltd.	8,300	180,870
Oracle Corp. Japan	700	45,370
Oriental Land Co. Ltd.	4,400	297,623
Orix Corp.	26,700	413,052
Osaka Gas Co. Ltd.	38,000	155,243
OTSUKA Corp.	1,100	68,166
Otsuka Holdings Co. Ltd.	8,031	342,018
Panasonic Corp.	44,600	604,316
Park24 Co. Ltd.	2,400	60,942
Pola Orbis Holdings Inc.	2,000	52,669
Rakuten Inc.	18,800	220,970
Recruit Holdings Co Ltd.	22,200	381,135
Resona Holdings Inc.	42,595	234,230
Ricoh Co. Ltd.	14,300	126,122
RINNAI Corp.	700	65,161
Rohm Co. Ltd.	1,900	145,784
Ryohin Keikaku Co. Ltd.	500	124,783
Sankyo Co. Ltd.	1,000	33,874
Santen Pharmaceutical Co. Ltd.	7,800	105,687
SBI Holdings Inc.	4,000	54,128
Secom Co. Ltd.	4,300	325,917
Sega Sammy Holdings Inc.	3,526	47,400
Seibu Holdings Inc.	3,600	66,479
Seiko Epson Corp.	5,500	122,200
Sekisui Chemical Co. Ltd.	8,100	144,824
Sekisui House Ltd.	11,400	200,634
Seven & I Holdings Co. Ltd.	15,180	624,610
Seven Bank Ltd.	13,400	47,893
Sharp Corp. (c)	31,000	114,932
Shimadzu Corp.	5,000	95,043
Shimamura Co. Ltd.	500	61,169
Shimano Inc.	1,500	237,119
Shimizu Corp.	11,000	116,479
Shin-Etsu Chemical Co. Ltd.	7,700	697,262
Shinsei Bank Ltd.	35,000	60,991
Shionogi & Co. Ltd.	6,000	333,888
Shiseido Co. Ltd.	7,600	269,877
Shizuoka Bank Ltd., The	11,000	99,266

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Showa Shell Sekiyu KK	4,600	$42,616
SMC Corp.	1,200	364,348
Softbank Corp.	16,700	1,350,699
Sohgo Security Services Co. Ltd.	1,500	67,482
Sompo Holdings Inc.	7,200	277,758
Sony Corp.	25,500	971,709
Sony Financial Holdings Inc.	3,800	64,665
Stanley Electric Co. Ltd.	2,900	87,406
START TODAY Co. Ltd.	3,600	88,500
Subaru Corp.	12,100	407,296
Sumitomo Chemical Co. Ltd.	33,000	189,535
Sumitomo Corp.	24,000	311,963
Sumitomo Dainippon Pharma Co. Ltd.	3,000	40,889
Sumitomo Electric Industries Ltd.	15,400	236,870
Sumitomo Heavy Industries Ltd.	11,000	72,469
Sumitomo Metal Mining Co. Ltd.	10,000	133,407
Sumitomo Mitsui Financial Group Inc.	27,089	1,054,659
Sumitomo Mitsui Trust Holdings Inc.	6,600	235,834
Sumitomo Realty & Development Co. Ltd.	7,000	215,648
Sumitomo Rubber Industries Ltd.	3,800	64,057
Sundrug Co. Ltd.	1,600	59,604
Suntory Beverage & Food Ltd.	2,800	129,949
Suruga Bank Ltd.	3,500	84,703
Suzuken Co. Ltd.	1,700	56,377
Suzuki Motor Corp.	6,998	331,623
Sysmex Corp.	3,100	184,939
T&D Holdings Inc.	11,000	167,188
Taiheiyo Cement Corp.	26,000	94,545
Taisei Corp.	21,000	191,563
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,610
Taiyo Nippon Sanso Corp.	3,000	33,634
Takashimaya Co. Ltd.	6,000	57,026
Takeda Pharmaceutical Company Ltd.	14,500	735,990
TDK Corp.	2,600	170,829
Teijin Ltd.	3,600	69,167
Terumo Corp.	6,500	255,723
THK Co. Ltd.	2,700	76,337
Tobu Railway Co. Ltd.	17,000	92,652
Toho Co. Ltd.	2,200	67,677
Toho Gas Co. Ltd.	8,000	58,182
Tohoku Electric Power Co. Inc.	9,100	125,810
Tokio Marine Holdings Inc.	13,900	574,785
Tokyo Electric Power Company Holdings Inc. (c)	29,200	120,201
Tokyo Electron Ltd.	3,200	431,314
Tokyo Gas Co. Ltd.	37,000	192,212
Tokyo Tatemono Co. Ltd.	4,000	52,349
Tokyu Corp.	22,000	167,628
Tokyu Fudosan Holdings Corp.	11,100	65,529
Toppan Printing Co. Ltd.	11,000	120,489
Toray Industries Inc.	30,000	250,802
Toshiba Corp. (c)	84,000	202,989
Tosoh Corp.	12,000	122,801
Toto Ltd.	3,000	114,425
Toyo Seikan Kaisha Ltd.	3,800	64,057

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyo Suisan Kaisha Ltd.	1,600	$61,240
Toyoda Gosei Co. Ltd.	1,200	28,582
Toyota Industries Corp.	3,400	178,653
Toyota Motor Corp.	52,700	2,761,157
Toyota Tsusho Corp.	4,400	131,638
Trend Micro Inc.	2,400	123,547
Tsuruha Holdings Inc.	800	84,854
Unicharm Corp.	8,100	203,229
United Urban Investment Corp.	58	82,765
USS Co. Ltd.	4,400	87,355
West Japan Railway Co.	3,300	232,841
Yahoo Japan Corp.	30,000	130,429
Yakult Honsha Co. Ltd.	1,700	115,626
Yamada Denki Co. Ltd.	13,600	67,471
Yamaguchi Financial Group Inc.	4,000	48,260
Yamaha Corp.	3,600	124,188
Yamaha Motor Co. Ltd.	5,900	152,018
Yamato Holdings Co. Ltd.	7,100	143,831
Yamazaki Baking Co. Ltd.	2,300	45,785
Yaskawa Electric Corp.	4,900	103,729
Yokogawa Electric Corp.	5,100	81,663
Yokohama Rubber Company Ltd., The	2,000	40,098

		64,669,796

Netherlands (3.49%)
ABN AMRO Group NV CVA (d)	5,857	155,265
Aegon NV	36,832	188,084
AerCap Holdings NV (c)	3,024	140,405
Akzo Nobel NV	5,085	441,918
Altice NV Class A (c)	7,851	181,134
Altice NV Class B (c)	1,799	41,516
ASML Holding NV	7,451	971,009
Coca-Cola European Partners PLC	4,563	185,273
Gemalto NV	1,691	101,494
Heineken Holding NV	2,062	188,998
Heineken NV	4,544	441,819
ING Groep NV	78,195	1,348,587
Koninklijke Ahold Delhaize NV	25,862	494,471
Koninklijke DSM NV	3,727	270,902
Koninklijke KPN NV	71,506	228,759
Koninklijke Philips NV	19,255	683,844
Koninklijke Vopak NV	1,545	71,644
NN Group NV	6,264	222,646
NXP Semiconductors NV (c)	6,981	764,070
Randstad Holding NV	2,401	140,186
Reed Elsevier NV	19,498	400,853
Royal Boskalis Westminster NV	1,984	64,434
Unilever NV CVA	32,972	1,819,681
Wolters Kluwer CVA	5,848	247,568

		9,794,560

New Zealand (0.17%)
Auckland International Airport Ltd.	19,230	100,475
Contact Energy Ltd.	14,983	57,203
Fletcher Building Ltd.	13,758	80,554
Mercury NZ Ltd.	16,801	40,875

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Meridian Energy Ltd.	25,867	$55,160
Ryman Healthcare Ltd.	7,066	42,925
Spark New Zealand Ltd.	36,499	101,102

		478,294

Norway (0.61%)
DnB NOR ASA	19,726	335,510
Gjensidige Forsikring ASA	4,030	68,786
Marine Harvest ASA	7,804	133,576
Norsk Hydro ASA	26,894	149,083
Orkla ASA	16,244	165,091
Schibsted ASA Class A	1,526	36,849
Schibsted ASA Class B	2,384	52,684
Statoil ASA	23,734	393,446
Telenor ASA	14,289	237,045
Yara International ASA	3,632	136,427

		1,708,497

Portugal (0.14%)
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	48,947	160,055
Galp Energia SGPS SA	8,842	133,861
Jeronimo Martins SGPS SA	5,271	102,886

		396,802

Singapore (1.29%)
Ascendas Real Estate Investment Trust	56,000	106,163
CapitaLand Commercial Trust Ltd.	43,500	52,450
Capitaland Ltd.	51,800	131,687
CapitaLand Mall Trust	52,300	75,026
City Developments Ltd.	8,300	64,688
Comfortdelgro Corp. Ltd.	48,500	81,022
DBS Group Holdings Ltd.	36,107	543,933
Genting Singapore PLC	122,100	96,226
Global Logistic Properties Ltd.	58,126	120,748
Golden Agri-Resources Ltd.	141,330	38,496
Hutchison Port Holdings Trust	114,000	49,020
Jardine Cycle & Carriage Ltd.	2,014	64,878
Keppel Corp. Ltd.	29,400	134,321
Oversea-Chinese Banking Corporation Ltd.	64,225	503,350
SATS Ltd.	14,000	51,963
Sembcorp Industries Ltd.	22,120	49,486
Singapore Airlines Ltd.	12,167	89,435
Singapore Exchange Ltd.	16,000	85,302
Singapore Press Holdings Ltd.	16,000	37,538
Singapore Technologies Engineering Ltd.	33,500	89,544
Singapore Telecommunications Ltd.	165,250	466,913
StarHub Ltd.	12,000	23,708
Suntec Real Estate Investment Trust	49,900	67,778
United Overseas Bank Ltd.	25,988	436,421
UOL Group Ltd.	10,076	55,915
Wilmar International Ltd.	32,300	78,595

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Yangzijiang Shipbuilding Holdings Ltd.	46,448	$40,148

		3,634,754

Spain (3.37%)
Abertis Infraestructuras SA	14,048	260,242
ACS Actividades de Construccion y Servicios SA	4,764	184,049
ACS Actividades de Construccion y Servicios SA Rights (c)	4,764	3,809
Aena SA (d)	1,391	271,435
Amadeus IT Group SA	9,005	538,423
Banco Bilbao Vizcaya Argentaria SA	136,450	1,132,224
Banco de Sabadell SA	107,692	218,818
Banco Santander SA	296,135	1,959,031
Bankia SA	20,341	98,320
Bankinter SA	13,977	128,748
CaixaBank SA	74,508	355,715
Distribuidora Internacional de Alimentacion SA	14,845	92,423
Enagas SA	1,107	31,040
Endesa SA	6,586	151,723
Ferrovial SA	9,769	216,849
Gamesa Corporacion Tecnologica SA	4,812	102,748
Gas Natural SDG SA	7,278	170,324
Grifols SA	6,021	167,693
Iberdrola SA	117,352	929,255
Industria de Diseno Textil SA	22,076	847,446
International Consolidated Airlines Group SA	12,840	101,908
Mapfre SA	22,347	78,051
Red Electrica Corporacion SA	3,913	81,765
Repsol SA	24,163	369,810
Repsol SA Rights (c)	24,163	11,039
Telefonica SA	92,016	949,858

		9,452,746

Sweden (2.88%)
Alfa Laval AB	5,972	122,210
Assa Abloy AB Class B	20,559	451,704
Atlas Copco AB Class A	13,294	509,687
Atlas Copco AB Class B	7,737	267,338
Boliden AB	5,671	154,755
Electrolux AB Series B	5,216	170,942
Essity Aktiebolag Class B (c)	11,885	325,174
Getinge AB B Shares	3,999	78,274
Hennes & Mauritz AB (H&M) B Shares	18,720	466,406
Hexagon AB B Shares	5,308	252,336
Husqvarna AB B Shares	8,516	84,607
ICA Gruppen AB	1,632	60,749
Industrivarden AB C Shares	3,318	79,556
Investor AB B Shares	9,345	450,351
Kinnevik AB Class B	4,729	144,766
L E Lundbergforetagen AB B Shares	788	62,200
Lundin Petroleum AB (c)	4,164	80,120
Millicom International Cellular SA SDR	1,326	78,319
Nordea Bank AB	61,444	781,843

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Sandvik AB	21,923	$344,795
Securitas AB Class B	6,793	114,497
Skandinaviska Enskilda Banken AB Class A	31,248	377,957
Skanska AB Class B	6,871	163,034
SKF AB B Shares	7,613	154,253
Svenska Handelsbanken AB A Shares	29,901	428,034
Swedbank AB - A Shares	18,279	445,438
Swedish Match AB	4,057	142,879
Tele2 AB B Shares	6,813	71,327
Telefonaktiebolaget LM Ericsson B Shares	61,954	443,070
Telia Company AB	52,441	241,455
Volvo AB B Shares	31,369	534,688

		8,082,764

Switzerland (8.37%)
ABB Ltd. Reg.	40,233	993,550
Adecco Group AG Reg.	3,282	249,513
Baloise Holding AG Reg.	1,048	161,971
Barry Callebaut AG Reg.	42	57,729
Chocoladefabriken Lindt & Sprungli AG Reg.	2	139,431
Chocoladefabriken Lindt & Sprungli AG	21	121,765
Compagnie Financiere Richemont SA Reg.	10,487	863,983
Credit Suisse Group AG Reg.	47,360	684,544
Dufry AG Reg. (c)	707	115,830
Ems-Chemie Holding AG Reg	165	121,655
Geberit AG Reg.	755	352,108
Givaudan SA Reg.	185	370,039
Idorsia Ltd. (c)	2,011	37,959
Julius Baer Group Ltd.	4,517	237,650
Kuehne & Nagel International AG Reg.	1,118	186,547
LafargeHolcim Ltd. Reg.	9,188	526,042
Lonza Group AG Reg.	1,454	314,333
Nestle SA Reg.	62,818	5,466,850
Novartis AG Reg.	45,073	3,750,991
Pargesa Holding SA	779	59,264
Partners Group Holding AG	359	222,573
Roche Holding AG	14,181	3,611,430
Schindler Holding AG	829	175,414
Schindler Holding AG Reg.	417	86,453
SGS SA Reg	114	276,054
Sika AG	43	276,233
Sonova Holding AG Reg.	1,083	175,851
Straumann Holding AG Reg.	192	109,225
Swatch Group AG Reg., The	1,012	73,929
Swatch Group AG, The	623	230,060
Swiss Life Holding AG Reg.	611	206,194
Swiss Prime Site AG Reg.	1,425	129,437
Swiss Re AG	6,541	597,892
Swisscom AG	525	253,329
UBS Group AG	74,318	1,258,655
Vifor Pharma AG	984	108,467

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,075	$895,018

		23,497,968

United Kingdom (17.44%)
3i Group PLC	19,636	230,812
Aberdeen Asset Management PLC	19,006	74,758
Admiral Group PLC	4,018	104,822
Anglo American PLC (c)	26,888	358,608
Antofagasta PLC	8,074	84,075
Ashtead Group PLC	10,286	212,886
Associated British Foods PLC	7,191	274,983
AstraZeneca PLC	25,539	1,708,068
Auto Trader Group PLC (d)	20,690	102,401
Aviva PLC	80,308	550,181
Babcock International Group PLC	4,930	56,538
BAE Systems PLC	64,129	529,130
Barclays PLC	341,639	902,172
Barratt Developments PLC	20,324	149,164
Berkeley Group Holdings PLC, The	2,635	110,749
BHP Billiton PLC	42,232	646,859
BP PLC	394,816	2,277,003
British American Tobacco PLC	37,632	2,565,382
British Land Company PLC	19,746	155,724
BT Group PLC	173,302	665,301
Bunzl PLC	6,914	206,038
Burberry Group PLC	9,048	195,742
Capita PLC	13,583	122,334
Carnival PLC	3,812	252,219
Centrica PLC	110,790	288,885
Cobham PLC	48,261	81,463
Coca-Cola HBC AG CDI	3,668	107,873
Compass Group PLC	31,394	662,403
ConvaTec Group PLC (c) (d)	23,634	98,256
Croda International PLC	2,709	137,076
DCC PLC	1,856	168,973
Diageo PLC	50,816	1,501,413
Direct Line Insurance Group PLC	28,016	129,683
Dixons Carphone PLC	19,951	73,694
easyJet PLC	3,368	59,615
Experian PLC	19,038	390,538
Fresnillo PLC	4,481	86,727
G4S PLC	31,670	134,635
GKN PLC	35,541	150,907
GlaxoSmithKline PLC	98,491	2,098,012
Glencore PLC	245,025	916,549
Hammerson PLC	16,556	123,881
Hargreaves Lansdown PLC	5,266	89,300
Hikma Pharmaceuticals PLC	2,879	55,121
HSBC Holdings PLC	400,001	3,707,823
IMI PLC	5,889	91,658
Imperial Brands PLC	19,351	869,150
Inmarsat PLC	9,145	91,654
InterContinental Hotels Group PLC	3,724	206,963
Intertek Group PLC	3,274	179,822
Intu Properties PLC	17,778	62,310
Investec PLC	13,610	101,661

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	76,253	$180,159
J Sainsbury PLC	34,003	111,471
Johnson Matthey PLC	3,977	148,713
Kingfisher PLC	45,212	177,071
Land Securities Group PLC	16,093	212,328
Legal & General Group PLC	120,195	404,363
Lloyds Banking Group PLC	1,442,388	1,242,719
London Stock Exchange Group PLC	6,364	302,209
Marks & Spencer Group PLC	33,925	147,271
Mediclinic International PLC	8,128	78,497
Meggitt PLC	16,406	101,904
Merlin Entertainments PLC (d)	14,392	90,069
Mondi PLC	7,522	197,312
National Grid PLC	70,175	869,940
Next PLC	2,901	145,695
Old Mutual PLC	101,521	255,725
Pearson PLC	17,681	159,243
Persimmon PLC	6,286	183,557
Petrofac Ltd.	5,199	29,930
Provident Financial PLC	2,987	94,654
Prudential PLC	52,157	1,196,280
Randgold Resources Ltd.	1,954	173,186
Reckitt Benckiser Group PLC	13,424	1,360,961
Reed Elsevier PLC (London)	21,318	460,909
Rio Tinto PLC	24,982	1,054,875
Rolls-Royce Holdings PLC	36,059	418,458
Royal Bank of Scotland Group PLC (c)	70,137	225,817
Royal Dutch Shell PLC Class A	89,992	2,385,224
Royal Dutch Shell PLC Class B	75,601	2,030,871
Royal Mail PLC	18,265	100,200
RSA Insurance Group PLC	20,580	164,981
Sage Group PLC, The	21,804	195,382
Schroders PLC	2,565	103,698
SEGRO PLC	18,855	120,136
Severn Trent PLC	4,943	140,477
Shire PLC	18,223	1,005,870
Sky PLC	20,819	269,530
Smith & Nephew PLC	17,100	295,103
Smiths Group PLC	8,198	170,519
SSE PLC	20,422	386,478
St. James’s Place PLC	10,691	164,587
Standard Chartered PLC (c)	66,300	671,131
Standard Life PLC	39,819	206,982
Tate & Lyle PLC	10,057	86,714
Taylor Wimpey PLC	66,722	153,121
Tesco PLC (c)	162,170	356,536
Travis Perkins PLC	5,186	98,278
TUI AG (United Kingdom)	8,887	129,523
Unilever PLC	25,906	1,401,949
United Utilities Group PLC	13,952	157,640
Vodafone Group PLC	537,291	1,523,802
Weir Group PLC, The	4,278	96,449
Whitbread PLC	3,698	191,069
William Morrison Supermarkets PLC	45,044	141,506
Wolseley PLC	5,105	313,368
Worldpay Group PLC (d)	37,319	153,012

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	25,388	$533,695

		48,973,141

Total Common Stocks
(cost $211,523,024)		274,583,739

Preferred Stocks (0.52%)
Germany (0.52%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,162	95,796
Fuchs Petrolub SE, 0.00%	1,403	76,396
Henkel AG & Co. KGaA, 0.00%	3,596	494,914
Porsche Automobil Holding SE, 0.00%	3,177	178,491
Schaeffler AG, 0.00%	3,322	47,580
Volkswagen AG, 0.00%	3,746	570,537

		1,463,714

Total Preferred Stocks
(cost $901,481)		1,463,714

	Shares	Value
Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class	98,657	$98,657

Total Short-term Investments
(cost $98,657)		98,657

TOTAL INVESTMENTS (98.37%)
(cost $212,523,162)		276,146,110
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.63%)		4,576,493

NET ASSETS (100.00%)		$280,722,603

(a)	The Fund used data provided by an independent statistical fair value service to fair value its holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(c)	Non-income producing security.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $1,658,577 or 0.59% of net assets.

(e)	At June 30, 2017, cash in the amount of $241,617 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$88,045,355	31.88
Japanese Yen	64,669,796	23.42
British Pound	48,973,141	17.73
Swiss Franc	23,497,968	8.51
Australian Dollar	19,525,705	7.07
Hong Kong Dollar	8,914,207	3.23
Swedish Krona	8,082,764	2.93
Danish Krone	5,005,308	1.81
Singapore Dollar	3,585,734	1.30
United States Dollar	2,916,718	1.06
Norwegian Krone	1,708,497	0.62
Israeli Shekel	742,623	0.27
New Zealand Dollar	478,294	0.17

Total Investments	$276,146,110	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$59,414,648	21.16
Industrials	40,248,111	14.34
Consumer Discretionary	32,997,147	11.75
Consumer Staples	31,853,153	11.35
Health Care	29,916,112	10.66
Materials	20,747,654	7.39
Information Technology	16,661,671	5.93
Energy	13,044,857	4.65
Telecommunication Services	11,738,978	4.18
Real Estate	10,053,628	3.58
Utilities	9,371,494	3.34

Total Stocks	276,047,453	98.33
Short-term Investments	98,657	0.04
Cash and Other Assets, Net of Liabilities	4,576,493	1.63

Net Assets	$280,722,603	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	5	September 2017	$549,126	$542,728	($6,398)
Euro Stoxx 50	40	September 2017	1,617,575	1,567,486	(50,089)
FTSE 100 Index	11	September 2017	1,069,018	1,037,629	(31,389)
Nikkei 225 Index	12	September 2017	1,068,718	1,066,904	(1,814)

Total					$(89,690)

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Registered Investment Companies (99.72%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	13,226,761	$148,933,324
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	22,716,935	231,712,740

Total Registered Investment Companies
(cost $317,987,615)		380,646,064

TOTAL INVESTMENTS (99.72%)
(cost $317,987,615)		380,646,064
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.28%)		1,063,428

NET ASSETS (100.00%)		$381,709,492

(a)	As of June 30, 2017, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the six months ended June 30, 2017
Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income Dividends	Realized Gain (Loss) on Sales
State Farm Mutual Fund Trust Bond Fund Institutional Shares	13,200,046	26,715	—	13,226,761	$148,933,324	$1,904,664	$—
State Farm Mutual Fund Trust Equity Fund Institutional Shares	23,800,137	—	1,083,202	22,716,935	231,712,740	—	56,482

					$380,646,064	$1,904,664	$56,482

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (67.88%)
Aerospace/Defense (2.74%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$531,298
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	1,011,946
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,554,114
Northrop Grumman Corp. 3.500%, 03/15/2021	500,000	521,643
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,080,406
United Technologies Corp. 3.100%, 06/01/2022	2,000,000	2,070,146
General Dynamics Corp. 2.250%, 11/15/2022	1,000,000	994,587
Raytheon Co. 2.500%, 12/15/2022	1,000,000	1,004,116
Northrop Grumman Corp. 3.250%, 08/01/2023	3,000,000	3,102,708
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	520,372
Raytheon Co. 3.150%, 12/15/2024	2,000,000	2,054,852
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	2,984,994
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	1,021,261
General Dynamics Corp. 2.125%, 08/15/2026	1,000,000	938,184
United Technologies Corp. 2.650%, 11/01/2026	500,000	486,156
Northrop Grumman Corp. 3.200%, 02/01/2027	1,000,000	1,006,869
Rockwell Collins Inc. 3.500%, 03/15/2027	1,000,000	1,014,037

		22,897,689

Agriculture, Foods, & Beverage (4.01%)
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	386,550
PepsiCo Inc. 2.250%, 01/07/2019	2,000,000	2,019,402
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,039,009
Kellogg Co. 4.000%, 12/15/2020	632,000	667,580
Campbell Soup Co. 4.250%, 04/15/2021	2,000,000	2,128,178
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,068,385
General Mills Inc. 3.150%, 12/15/2021	2,000,000	2,061,958
JM Smucker Co. 3.000%, 03/15/2022	1,000,000	1,019,158
Kraft Foods Group Inc. 3.500%, 06/06/2022	1,500,000	1,549,800

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Sysco Corp. 2.600%, 06/12/2022	$1,000,000	$1,004,530
Coca-Cola Co., The 2.500%, 04/01/2023	2,000,000	2,004,648
Hershey Co. 2.625%, 05/01/2023	1,100,000	1,118,007
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,056,848
JM Smucker Co. 3.500%, 03/15/2025	1,000,000	1,027,751
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	1,009,995
PepsiCo Inc. 2.750%, 04/30/2025	1,000,000	993,201
Kraft Heinz Foods Co. 3.950%, 07/15/2025	2,000,000	2,056,540
PepsiCo Inc. 3.500%, 07/17/2025	1,000,000	1,047,237
2.850%, 02/24/2026	1,000,000	997,351
Kellogg Co. 3.250%, 04/01/2026	2,000,000	1,994,218
Coca-Cola Co., The 2.550%, 06/01/2026	1,500,000	1,454,304
Sysco Corp. 3.300%, 07/15/2026	1,000,000	992,064
Hershey Co. 2.300%, 08/15/2026	1,000,000	940,902
Coca-Cola Co., The 2.250%, 09/01/2026	1,000,000	949,449
Danone SA (a) 2.947%, 11/02/2026	2,000,000	1,933,098
Sysco Corp. 3.250%, 07/15/2027	1,000,000	984,594

		33,504,757

Automotive (1.25%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	1,006,427
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	500,520
Toyota Motor Credit Corp. 2.750%, 05/17/2021	2,000,000	2,038,620
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	1,000,000	982,655
American Honda Finance Corp. 1.650%, 07/12/2021	500,000	489,200
Toyota Motor Credit Corp. 2.625%, 01/10/2023	1,000,000	1,007,492
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	1,010,300
BMW US Capital LLC (a) 2.800%, 04/11/2026	500,000	486,356
American Honda Finance Corp. 2.300%, 09/09/2026	2,000,000	1,888,824

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
BMW US Capital LLC (a) 3.300%, 04/06/2027	$1,000,000	$1,008,791

		10,419,185

Banks (4.11%)
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	1,004,971
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	1,005,008
Bank of New York Mellon Corp. 2.200%, 05/15/2019	1,000,000	1,008,308
KFW 4.875%, 06/17/2019	1,000,000	1,063,022
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	1,009,855
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	1,002,571
State Street Corp. 2.550%, 08/18/2020	1,000,000	1,018,778
Wells Fargo & Co. 3.000%, 01/22/2021	1,000,000	1,021,176
PNC Bank NA 2.150%, 04/29/2021	1,000,000	993,863
Toronto-Dominion Bank, The 1.800%, 07/13/2021	1,000,000	979,618
Bank of New York Mellon Corp. 3.550%, 09/23/2021	2,000,000	2,088,886
Wells Fargo & Co. 3.500%, 03/08/2022	2,000,000	2,077,720
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,052,680
3.700%, 01/30/2024	500,000	528,496
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	515,319
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	2,028,632
Bank of New York Mellon Corp. 3.250%, 09/11/2024	1,000,000	1,020,665
State Street Corp. 3.300%, 12/16/2024	2,000,000	2,051,490
US Bank NA 2.800%, 01/27/2025	3,000,000	2,971,314
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	984,479
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,496,398
Bank of New York Mellon Corp. 3.000%, 02/24/2025	500,000	499,118
PNC Bank NA 3.250%, 06/01/2025	500,000	507,600
State Street Corp. 3.550%, 08/18/2025	500,000	520,652
Bank of New York Mellon Corp. 2.800%, 05/04/2026	500,000	488,262
State Street Corp. 2.650%, 05/19/2026	1,000,000	969,218

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
U.S. Bancorp 2.375%, 07/22/2026	$1,000,000	$942,426
Bank of New York Mellon Corp. 2.450%, 08/17/2026	1,000,000	953,223
Wells Fargo & Co. 3.000%, 10/23/2026	500,000	486,878
U.S. Bancorp 3.150%, 04/27/2027	1,000,000	1,001,668

		34,292,294

Building Materials & Construction (1.00%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,105,784
Fluor Corp. 3.375%, 09/15/2021	2,000,000	2,076,630
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,057,204
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,520,702
Fluor Corp. 3.500%, 12/15/2024	1,000,000	1,037,315
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	1,039,221
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	500,029

		8,336,885

Chemicals (3.81%)
Rohm & Haas Co. 6.000%, 09/15/2017	144,000	145,249
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	522,298
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	1,006,481
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,042,526
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	1,000,000	1,046,793
Praxair Inc. 4.050%, 03/15/2021	1,000,000	1,064,781
Monsanto Co. 2.750%, 07/15/2021	500,000	504,714
Praxair Inc. 3.000%, 09/01/2021	1,000,000	1,027,629
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,593,537
Sherwin-Williams Co., The (a) 4.200%, 01/15/2022	2,000,000	2,119,092
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	1,974,282
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,255,162
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	2,000,000	2,007,858

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc. 2.700%, 02/21/2023	$1,000,000	$1,003,247
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	2,031,128
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,500,000	1,519,128
Monsanto Co. 3.375%, 07/15/2024	1,000,000	1,014,524
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	3,081,081
Sherwin-Williams Co., The (a) 3.300%, 02/01/2025	1,000,000	995,107
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,286,819
Potash Corporation of Saskatchewan Inc. 3.000%, 04/01/2025	1,000,000	966,153
Monsanto Co. 2.850%, 04/15/2025	1,000,000	965,724
Sherwin-Williams Co., The (a) 3.950%, 01/15/2026	500,000	515,955
Air Liquide Finance (a) 2.500%, 09/27/2026	1,000,000	953,744
Ecolab Inc. 2.700%, 11/01/2026	1,000,000	964,475
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	515,556
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	671,384

		31,794,427

Colleges (0.08%)
Dartmouth College 4.750%, 06/01/2019	598,000	633,055

Commercial Service/Supply (0.37%)
Pitney Bowes Inc. 5.750%, 09/15/2017	500,000	503,526
Cintas Corp. No. 2 6.125%, 12/01/2017	500,000	509,406
4.300%, 06/01/2021	1,000,000	1,065,557
3.250%, 06/01/2022	1,000,000	1,027,198

		3,105,687

Computer Software & Services (2.90%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	1,011,510
Texas Instruments Inc. 1.650%, 08/03/2019	1,000,000	1,000,691
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	506,184

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Microsoft Corp. 3.000%, 10/01/2020	$2,000,000	$2,073,014
Oracle Corp. 2.800%, 07/08/2021	1,000,000	1,027,020
Intel Corp. 3.300%, 10/01/2021	2,000,000	2,091,294
QUALCOMM Inc. 3.000%, 05/20/2022	1,000,000	1,025,534
Microsoft Corp. 2.375%, 05/01/2023	2,000,000	1,991,854
Texas Instruments Inc. 2.250%, 05/01/2023	2,000,000	1,974,542
Oracle Corp. 3.400%, 07/08/2024	1,000,000	1,041,339
Microsoft Corp. 2.700%, 02/12/2025	2,000,000	1,986,522
Oracle Corp. 2.950%, 05/15/2025	1,000,000	1,004,894
QUALCOMM Inc. 3.450%, 05/20/2025	1,000,000	1,027,850
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,049,837
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	1,039,263
Oracle Corp. 2.650%, 07/15/2026	500,000	479,782
Microsoft Corp. 2.400%, 08/08/2026	1,500,000	1,443,566
Alphabet Inc. 1.998%, 08/15/2026	1,000,000	935,630
Analog Devices Inc. 3.500%, 12/05/2026	500,000	503,894
QUALCOMM Inc. 3.250%, 05/20/2027	1,000,000	1,002,286

		24,216,506

Computers (1.19%)
International Business Machines Corp. 5.700%, 09/14/2017	500,000	504,304
1.875%, 05/15/2019	2,000,000	2,005,762
1.625%, 05/15/2020	1,000,000	991,575
Hewlett-Packard Co. 3.750%, 12/01/2020	161,000	168,512
4.300%, 06/01/2021	2,000,000	2,125,642
4.050%, 09/15/2022	1,000,000	1,052,264
International Business Machines Corp. 3.375%, 08/01/2023	1,000,000	1,039,134
3.625%, 02/12/2024	1,000,000	1,045,268
3.450%, 02/19/2026	1,000,000	1,024,589

		9,957,050

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (3.21%)
Kimberly-Clark Corp. 6.125%, 08/01/2017	$500,000	$501,614
6.250%, 07/15/2018	1,000,000	1,048,137
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	1,006,835
Colgate-Palmolive Co. 2.950%, 11/01/2020	1,000,000	1,033,703
Unilever Capital Corp. 4.250%, 02/10/2021	3,000,000	3,209,124
Estee Lauder Companies Inc., The 1.700%, 05/10/2021	500,000	492,090
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,055,292
Colgate-Palmolive Co. 1.950%, 02/01/2023	1,000,000	976,463
2.100%, 05/01/2023	1,000,000	983,402
NIKE Inc. 2.250%, 05/01/2023	1,500,000	1,484,776
Kimberly-Clark Corp. 2.400%, 06/01/2023	3,000,000	2,963,220
Procter & Gamble Co., The 3.100%, 08/15/2023	3,000,000	3,113,034
Clorox Co. 3.500%, 12/15/2024	2,000,000	2,068,822
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	1,007,620
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	1,009,990
2.750%, 02/15/2026	1,000,000	993,943
Unilever Capital Corp. 2.000%, 07/28/2026	1,000,000	920,204
2.900%, 05/05/2027	1,000,000	986,502
Reckitt Benckiser Treasury Services PLC (a) 3.000%, 06/26/2027	2,000,000	1,973,550

		26,828,321

Electronic/Electrical Manufacturing (2.01%)
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,073,111
Johnson Controls International PLC 4.250%, 03/01/2021	2,000,000	2,123,444
Emerson Electric Co. 2.625%, 12/01/2021	1,000,000	1,018,933
2.625%, 02/15/2023	2,500,000	2,513,672
Johnson Controls International PLC 3.625%, 07/02/2024	2,000,000	2,070,228
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	1,988,296
Siemens Financieringsmaatschappij NV (a) 3.250%, 05/27/2025	2,000,000	2,032,504
Emerson Electric Co. 3.150%, 06/01/2025	1,000,000	1,025,974

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Hubbell Inc. 3.350%, 03/01/2026	$1,000,000	$1,001,249
Siemens Financieringsmaatschappij NV (a) 2.350%, 10/15/2026	1,000,000	944,169
Honeywell International Inc. 2.500%, 11/01/2026	1,000,000	959,927

		16,751,507

Financial Services (2.04%)
JPMorgan Chase Bank NA 6.000%, 10/01/2017	1,000,000	1,010,250
JPMorgan Chase & Co. 2.350%, 01/28/2019	1,000,000	1,007,615
2.200%, 10/22/2019	500,000	501,598
GE Capital International Funding Co. 2.342%, 11/15/2020	812,000	818,492
General Electric Capital Corp. 4.650%, 10/17/2021	287,000	316,148
JPMorgan Chase & Co. 4.500%, 01/24/2022	1,000,000	1,082,849
General Electric Capital Corp. 3.150%, 09/07/2022	430,000	446,073
JPMorgan Chase & Co. 3.250%, 09/23/2022	2,000,000	2,049,646
Visa Inc. 2.800%, 12/14/2022	1,000,000	1,018,137
JPMorgan Chase & Co. 3.200%, 01/25/2023	1,000,000	1,019,569
3.625%, 05/13/2024	500,000	515,680
General Electric Capital Corp. 3.450%, 05/15/2024	287,000	301,582
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	994,147
GE Capital International Funding Co. 3.373%, 11/15/2025	1,878,000	1,941,771
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,015,267
JPMorgan Chase & Co. 3.200%, 06/15/2026	1,000,000	988,264
2.950%, 10/01/2026	1,000,000	965,101
Mastercard Inc. 2.950%, 11/21/2026	1,000,000	1,002,834

		16,995,023

Forest Products & Paper (0.07%)
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	604,602

Health Care (6.29%)
Johnson & Johnson 5.550%, 08/15/2017	500,000	502,408
AstraZeneca PLC 5.900%, 09/15/2017	500,000	504,214

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc. 2.100%, 05/15/2019	$1,000,000	$1,008,991
Amgen Inc. 2.200%, 05/22/2019	1,000,000	1,006,116
AstraZeneca PLC 1.950%, 09/18/2019	1,500,000	1,503,888
Gilead Sciences Inc. 2.350%, 02/01/2020	500,000	504,773
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	1,001,929
Becton Dickinson & Co. 3.250%, 11/12/2020	1,000,000	1,023,889
CR Bard Inc. 4.400%, 01/15/2021	1,000,000	1,049,704
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,064,281
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,063,625
Baxter International Inc. 1.700%, 08/15/2021	1,000,000	975,904
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	1,018,588
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,054,050
Abbott Laboratories 2.550%, 03/15/2022	1,000,000	992,415
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	1,015,234
GlaxoSmithKline Capital Inc. 2.850%, 05/08/2022	2,000,000	2,043,404
Bristol-Myers Squibb Co. 2.000%, 08/01/2022	1,500,000	1,474,650
Novartis Capital Corp. 2.400%, 09/21/2022	2,000,000	2,008,534
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	2,030,386
Merck & Co. Inc. 2.800%, 05/18/2023	2,000,000	2,037,910
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	1,031,693
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	1,033,945
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,045,242
Amgen Inc. 3.625%, 05/22/2024	1,000,000	1,043,153
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	1,000,000	1,023,905
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	2,032,772
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	513,122
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	996,787
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	975,995

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
EMD Finance LLC (a) 3.250%, 03/19/2025	$1,000,000	$1,003,521
Zimmer Holdings Inc. 3.550%, 04/01/2025	2,000,000	2,020,176
Amgen Inc. 3.125%, 05/01/2025	1,000,000	1,002,210
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	998,934
Gilead Sciences Inc. 3.650%, 03/01/2026	1,000,000	1,028,330
Johnson & Johnson 2.450%, 03/01/2026	500,000	487,558
Stryker Corp. 3.500%, 03/15/2026	1,000,000	1,024,185
CR Bard Inc. 3.000%, 05/15/2026	1,500,000	1,504,852
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,500,000	1,459,959
Pfizer Inc. 2.750%, 06/03/2026	1,500,000	1,476,459
Baxter International Inc. 2.600%, 08/15/2026	1,000,000	951,610
Amgen Inc. 2.600%, 08/19/2026	1,000,000	946,374
Abbott Laboratories 3.750%, 11/30/2026	1,000,000	1,020,811
Gilead Sciences Inc. 2.950%, 03/01/2027	1,000,000	970,540
AstraZeneca PLC 3.125%, 06/12/2027	2,000,000	1,991,882

		52,468,908

Machinery & Manufacturing (3.47%)
Cooper U.S. Inc. 6.100%, 07/01/2017	500,000	500,000
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	503,354
John Deere Capital Corp. 2.800%, 09/18/2017	2,000,000	2,005,832
Covidien International 6.000%, 10/15/2017	500,000	506,212
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	1,000,000	1,007,414
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	996,470
Danaher Corp. 2.400%, 09/15/2020	500,000	506,413
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,046,672
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,062,513
Caterpillar Inc. 3.900%, 05/27/2021	1,000,000	1,062,355
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,040,466

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Bemis Company Inc. 4.500%, 10/15/2021	$1,000,000	$1,066,329
Thermo Fisher Scientific Inc. 3.300%, 02/15/2022	500,000	516,647
3M Co. 2.000%, 06/26/2022	1,500,000	1,489,911
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,050,613
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	2,000,000	2,034,736
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	2,000,432
John Deere Capital Corp. 2.800%, 03/06/2023	1,000,000	1,011,956
Covidien International 2.950%, 06/15/2023	3,000,000	3,026,106
Caterpillar Inc. 3.400%, 05/15/2024	1,000,000	1,042,627
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	515,196
3M Co. 3.000%, 08/07/2025	1,000,000	1,013,002
John Deere Capital Corp. 3.400%, 09/11/2025	1,000,000	1,040,777
2.650%, 06/10/2026	500,000	487,958
Caterpillar Financial Services Corp. 2.400%, 08/09/2026	1,000,000	957,433
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	974,960
Thermo Fisher Scientific Inc. 2.950%, 09/19/2026	500,000	486,194

		28,952,578

Media & Broadcasting (2.38%)
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,500,618
S&P Global Inc. 3.300%, 08/14/2020	1,000,000	1,025,202
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	2,043,926
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,042,470
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	2,004,584
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,072,247
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,519,982
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	1,030,228
Comcast Corp. 3.375%, 02/15/2025	2,000,000	2,058,412
S&P Global Inc. 4.000%, 06/15/2025	1,500,000	1,570,550
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	997,727

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
S&P Global Inc. 4.400%, 02/15/2026	$1,000,000	$1,075,037
Thomson Reuters Corp. 3.350%, 05/15/2026	1,000,000	998,393
Walt Disney Co., The 1.850%, 07/30/2026	500,000	455,116
Comcast Corp. 2.350%, 01/15/2027	500,000	469,290
S&P Global Inc. 2.950%, 01/22/2027	500,000	481,320
Moody’s Corp. (a) 3.250%, 01/15/2028	500,000	492,316

		19,837,418

Mining & Metals (0.67%)
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,078,843
Alcoa Inc. 5.870%, 02/23/2022	750,000	802,500
Barrick Gold Corp. 4.100%, 05/01/2023	2,000,000	2,163,760
BHP Billiton Finance USA Ltd. 3.850%, 09/30/2023	500,000	532,125
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	1,052,541

		5,629,769

Oil & Gas (6.33%)
EOG Resources Inc. 5.875%, 09/15/2017	500,000	504,118
Husky Energy Inc. 6.200%, 09/15/2017	500,000	504,424
Chevron Corp. 1.718%, 06/24/2018	2,000,000	2,004,380
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,504,149
Total Capital SA 2.125%, 08/10/2018	1,000,000	1,006,057
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,053,194
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	991,174
Chevron Corp. 2.427%, 06/24/2020	2,000,000	2,025,034
Trans-Canada Pipelines 3.800%, 10/01/2020	1,000,000	1,049,604
Apache Corp. 3.625%, 02/01/2021	500,000	515,772
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,065,237
Statoil ASA 2.750%, 11/10/2021	1,000,000	1,014,466
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,000,000	1,026,831

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Apache Corp. 3.250%, 04/15/2022	$724,000	$734,554
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,490,764
Trans-Canada Pipelines 2.500%, 08/01/2022	2,000,000	1,997,530
Total Capital International SA 2.700%, 01/25/2023	1,000,000	1,005,108
Occidental Petroleum Corp. 2.700%, 02/15/2023	2,000,000	1,999,616
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,974,022
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,508,082
Shell International Finance 3.400%, 08/12/2023	500,000	519,166
Trans-Canada Pipelines 3.750%, 10/16/2023	1,000,000	1,049,165
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,052,072
Exxon Mobil Corp. 3.176%, 03/15/2024	1,000,000	1,026,718
Canadian Natural Resources Ltd. 3.800%, 04/15/2024	1,000,000	1,012,038
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,540,000
Statoil ASA 3.250%, 11/10/2024	500,000	510,894
ConocoPhillips Co. 3.350%, 11/15/2024	1,500,000	1,529,336
Suncor Energy Inc. 3.600%, 12/01/2024	1,000,000	1,023,198
Canadian Natural Resources Ltd. 3.900%, 02/01/2025	1,000,000	1,006,173
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	1,992,738
Ensco PLC 5.200%, 03/15/2025	500,000	406,250
Shell International Finance 3.250%, 05/11/2025	1,500,000	1,532,276
ConocoPhillips Co. 3.350%, 05/15/2025	1,000,000	1,015,973
Marathon Oil Corp. 3.850%, 06/01/2025	1,000,000	976,115
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	510,650
Florida Gas Transmission Co. (a) 4.350%, 07/15/2025	1,500,000	1,581,650
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,136,381
Exxon Mobil Corp. 3.043%, 03/01/2026	2,000,000	2,017,120
Occidental Petroleum Corp. 3.400%, 04/15/2026	1,000,000	1,009,043
Shell International Finance 2.875%, 05/10/2026	2,000,000	1,973,522

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Chevron Corp. 2.954%, 05/16/2026	$1,500,000	$1,488,768
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	984,684
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	486,880
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	500,000	495,949

		52,850,875

Retailers (3.73%)
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	1,008,375
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,006,184
McDonald’s Corp. 1.875%, 05/29/2019	500,000	499,894
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	1,995,262
Home Depot Inc. 3.950%, 09/15/2020	1,000,000	1,062,890
Wal-Mart Stores Inc. 3.250%, 10/25/2020	2,000,000	2,082,866
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,077,812
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,529,595
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,059,713
Walgreens Boots Alliance Inc. 3.300%, 11/18/2021	1,000,000	1,031,089
McDonald’s Corp. 2.625%, 01/15/2022	1,000,000	1,005,981
Walgreen Co. 3.100%, 09/15/2022	2,000,000	2,040,142
CVS Caremark Corp. 2.750%, 12/01/2022	2,000,000	2,002,494
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	1,014,569
Wal-Mart Stores Inc. 2.550%, 04/11/2023	2,000,000	2,014,144
Lowe’s Companies Inc. 3.875%, 09/15/2023	1,000,000	1,075,099
CVS Health Corp. 3.375%, 08/12/2024	1,500,000	1,524,792
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	1,022,726
Walgreens Boots Alliance Inc. 3.800%, 11/18/2024	500,000	519,302
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	2,045,546
CVS Health Corp. 3.875%, 07/20/2025	1,000,000	1,039,746
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,032,940

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc. 3.000%, 04/01/2026	$1,000,000	$1,005,337
CVS Health Corp. 2.875%, 06/01/2026	1,000,000	969,087
Walgreens Boots Alliance Inc. 3.450%, 06/01/2026	500,000	498,943

		31,164,528

Telecom & Telecom Equipment (3.36%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	1,006,916
Vodafone Group PLC 5.450%, 06/10/2019	500,000	532,200
Verizon Communications Inc. 2.625%, 02/21/2020	1,073,000	1,087,271
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	1,016,048
Verizon Communications Inc. 4.500%, 09/15/2020	1,000,000	1,068,242
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,099,929
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,132,164
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,062,519
Deutsche Telekom International Finance BV (a) 1.950%, 09/19/2021	1,000,000	974,431
AT&T Inc. 3.000%, 02/15/2022	1,000,000	1,004,454
Vodafone Group PLC 2.500%, 09/26/2022	1,000,000	992,105
Verizon Communications Inc. 2.450%, 11/01/2022	2,500,000	2,450,535
AT&T Inc. 2.625%, 12/01/2022	1,000,000	980,095
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	1,005,335
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,110,787
AT&T Inc. 3.900%, 03/11/2024	2,000,000	2,048,270
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,052,619
3.500%, 11/01/2024	1,000,000	1,009,248
AT&T Inc. 3.400%, 05/15/2025	2,000,000	1,966,180
Cisco Systems Inc. 3.500%, 06/15/2025	1,000,000	1,042,306
2.950%, 02/28/2026	500,000	500,128
Verizon Communications Inc. 2.625%, 08/15/2026	1,500,000	1,379,694

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc. 2.500%, 09/20/2026	$500,000	$479,458
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	1,017,428

		28,018,362

Transportation (2.68%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	502,710
United Parcel Service Inc. 3.125%, 01/15/2021	1,500,000	1,557,700
Norfolk Southern Corp. 3.000%, 04/01/2022	1,000,000	1,022,278
JB Hunt Transport Services Inc. 3.300%, 08/15/2022	1,000,000	1,019,435
Burlington Northern Santa Fe 3.050%, 09/01/2022	500,000	516,004
United Parcel Service Inc. 2.450%, 10/01/2022	1,000,000	1,010,153
Canadian National Railway Co. 2.250%, 11/15/2022	2,000,000	1,972,354
Burlington Northern Santa Fe 3.000%, 03/15/2023	1,000,000	1,025,479
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	2,019,936
Burlington Northern Santa Fe 3.850%, 09/01/2023	2,000,000	2,144,166
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,051,320
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,057,604
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	516,464
CSX Corp. 3.400%, 08/01/2024	1,000,000	1,033,266
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	1,011,136
Union Pacific Corp. 3.250%, 08/15/2025	500,000	513,894
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	991,001
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	987,525
FedEx Corp. 3.250%, 04/01/2026	500,000	504,294
Norfolk Southern Corp. 2.900%, 06/15/2026	1,000,000	984,113
CSX Corp. 2.600%, 11/01/2026	1,000,000	964,604

		22,405,436

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (10.18%)
Florida Power Corp. 5.800%, 09/15/2017	$500,000	$504,204
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	504,062
NSTAR Electric Co. 5.625%, 11/15/2017	500,000	506,851
Pacific Gas & Electric 5.625%, 11/30/2017	500,000	508,208
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	509,122
Southern California Gas Co. 5.450%, 04/15/2018	500,000	514,694
Pacificorp 5.650%, 07/15/2018	500,000	520,129
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	1,008,014
Pacific Gas & Electric 8.250%, 10/15/2018	500,000	540,272
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	1,010,432
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,035,148
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,039,173
Kentucky Utilities Co. 3.250%, 11/01/2020	1,000,000	1,031,504
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,031,180
Appalachian Power Co. 4.600%, 03/30/2021	500,000	536,918
Commonwealth Edison Co. 3.400%, 09/01/2021	1,000,000	1,040,782
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	1,028,852
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	1,003,245
Detroit Edison Co. 2.650%, 06/15/2022	500,000	501,156
CenterPoint Energy Houston LLC 2.250%, 08/01/2022	1,000,000	987,906
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	1,500,000	1,514,385
Ameren Illinois Co. 2.700%, 09/01/2022	1,000,000	1,008,007
PPL Electric Utilities 2.500%, 09/01/2022	500,000	498,242
Tampa Electric Co. 2.600%, 09/15/2022	500,000	497,064
Wisconsin Power & Light 2.250%, 11/15/2022	1,600,000	1,572,293
Connecticut Light & Power 2.500%, 01/15/2023	1,000,000	996,527
Indiana Michigan Power Co. 3.200%, 03/15/2023	2,500,000	2,533,948

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Kansas City Power & Light Co. 3.150%, 03/15/2023	$2,000,000	$2,017,424
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	1,981,636
Virginia Electric & Power Co. 2.750%, 03/15/2023	2,000,000	2,006,362
Public Service Electric and Gas Co. 2.375%, 05/15/2023	1,500,000	1,488,135
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	2,021,522
Pacificorp 2.950%, 06/01/2023	1,000,000	1,019,758
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	2,063,038
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	3,087,711
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,045,904
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	1,023,108
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,275,017
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,108,082
Nabors Industries Inc. 5.100%, 09/15/2023	2,000,000	1,885,000
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,108,164
Florida Power & Light Co. 3.250%, 06/01/2024	1,000,000	1,034,342
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	510,180
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	1,031,284
Southern California Gas Co. 3.150%, 09/15/2024	1,000,000	1,027,824
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	1,010,316
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	509,582
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	1,007,404
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	511,818
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	977,834
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	502,835
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	494,508
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	1,006,035
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	1,027,002

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Wisconsin Electric Power 3.100%, 06/01/2025	$1,000,000	$1,002,605
Public Service Company of New Mexico 3.850%, 08/01/2025	1,500,000	1,546,500
Duke Energy Progress LLC 3.250%, 08/15/2025	2,000,000	2,045,760
Interstate Power & Light Co. 3.400%, 08/15/2025	1,000,000	1,010,832
Kansas City Power & Light Co. 3.650%, 08/15/2025	1,000,000	1,014,854
AEP Texas Central Co. (a) 3.850%, 10/01/2025	1,000,000	1,038,192
Florida Power & Light Co. 3.125%, 12/01/2025	1,000,000	1,019,832
Jersey Central Power & Light (a) 4.300%, 01/15/2026	1,000,000	1,047,885
Virginia Electric & Power Co. 3.150%, 01/15/2026	1,500,000	1,508,373
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	997,494
San Diego Gas & Electric Co. 2.500%, 05/15/2026	500,000	482,090
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	963,724
San Diego Gas & Electric Co. 6.000%, 06/01/2026	500,000	603,845
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	962,211
Southern California Gas Co. 2.600%, 06/15/2026	1,000,000	971,759
Westar Energy Inc. 2.550%, 07/01/2026	1,000,000	964,592
Baltimore Gas & Electric Co. 2.400%, 08/15/2026	1,000,000	946,477
KeySpan Gas East Corp. (a) 2.742%, 08/15/2026	1,000,000	965,152
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	1,000,000	950,508
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	951,225
Public Service Electric and Gas Co. 2.250%, 09/15/2026	1,000,000	943,554
Appalachian Power Co. 3.300%, 06/01/2027	500,000	506,364
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	496,674
Union Electric Co. 2.950%, 06/15/2027	1,000,000	989,692
Northern States Power Co. 6.200%, 07/01/2037	1,000,000	1,327,501

		85,021,838

Total Corporate Bonds
(cost $558,557,266)		566,686,700

	Principal amount	Value
Government Agency Securities (b) (16.85%)
Agency Commercial Mortgage-Backed Securities (13.30%)
Federal Home Loan Mortgage Corp.
Series K020, Class A2 2.373%, 05/25/2022	$10,000,000	$10,079,850
Series K025, Class A2 2.682%, 10/25/2022	10,000,000	10,183,920
Series K724, Class A2 3.062%, 11/25/2023	500,000	517,203
Series K725, Class A2 3.002%, 01/25/2024	7,000,000	7,205,114
Series K055, Class A2 2.673%, 03/25/2026	2,000,000	1,985,896
Series K060, Class A2 3.300%, 10/25/2026	1,500,000	1,553,664
Series K061, Class A2 3.347%, 11/25/2026	2,000,000	2,079,166
Series K062, Class A2 3.413%, 12/25/2026	4,000,000	4,193,400
Series K063, Class A2 3.430%, 01/25/2027	5,000,000	5,248,670
Series K064, Class A2 3.224%, 03/25/2027	3,500,000	3,602,676
Federal National Mortgage Association
Series 2012-M3, Class 1A2 3.044%, 01/25/2022	10,000,000	10,317,800
Series 2012-M5, Class A2 2.715%, 02/25/2022	7,000,000	7,082,628
Series 2012-M9, Class A2 2.482%, 04/25/2022	9,662,376	9,773,223
Series 2012-M13, Class A2 2.377%, 05/25/2022	10,000,000	10,080,340
Series 2013-M3, Class A2 2.509%, 11/25/2022	10,000,000	10,083,190
Series 2016-M13, Class A2 2.560%, 09/25/2026	1,000,000	971,362
Series 2017-M1, Class A2 2.497%, 10/25/2026	3,000,000	2,894,286
Series 2017-M4, Class A2 2.684%, 12/25/2026	6,000,000	5,860,008
Series 2017-M3, Class A2 2.569%, 12/25/2026	5,000,000	4,859,995
Series 2017-M2, Class A2 2.877%, 02/25/2027	2,500,000	2,486,292

		111,058,683

Agency Mortgage-Backed Securities (3.28%)
Federal Home Loan Mortgage Corp. 5.000%, 09/01/2018	10,959	11,238
5.000%, 09/01/2018	6,209	6,367
4.500%, 11/01/2018	20,670	21,129
5.500%, 11/01/2018	4,452	4,480
5.000%, 01/01/2019	13,021	13,353
5.000%, 04/01/2019	12,796	13,121
4.500%, 05/01/2019	15,264	15,603
4.000%, 05/01/2019	7,622	7,892
5.500%, 06/01/2019	16,014	16,297
5.000%, 01/01/2020	16,256	16,689
5.500%, 04/01/2020	31,274	32,509

See accompanying notes to financial statements.	81

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 07/01/2020	$43,740	$45,085
5.000%, 05/01/2021	61,791	64,142
6.000%, 07/01/2021	54,656	57,640
4.500%, 05/01/2024	157,613	167,319
4.500%, 05/01/2024	70,363	74,626
4.500%, 09/01/2024	152,605	161,803
4.000%, 10/01/2024	242,855	254,878
4.000%, 01/01/2025	166,550	174,616
4.000%, 07/01/2025	180,526	189,536
4.500%, 08/01/2025	159,031	168,130
3.500%, 04/01/2026	307,775	320,754
2.500%, 02/01/2027	2,665,704	2,700,577
6.000%, 11/01/2028	5,440	6,155
6.500%, 06/01/2029	11,645	13,044
7.500%, 12/01/2030	809	839
6.500%, 09/01/2031	1,975	2,293
6.000%, 11/01/2032	17,008	19,260
6.000%, 12/01/2032	9,487	10,783
5.500%, 05/01/2033	163,091	181,401
5.500%, 07/01/2033	187,245	207,626
5.000%, 08/01/2033	58,883	64,816
5.500%, 03/01/2034	23,031	25,492
5.000%, 04/01/2034	28,714	31,298
6.000%, 07/01/2034	148,276	166,630
5.500%, 05/01/2035	206,370	228,195
5.000%, 05/01/2035	155,504	170,440
4.500%, 08/01/2035	47,787	51,408
5.000%, 10/01/2035	34,674	37,883
6.500%, 08/01/2036	72,283	82,271
5.500%, 10/01/2037	61,154	68,004
5.500%, 11/01/2037	83,028	92,462
6.000%, 01/01/2038	39,145	44,287
6.000%, 01/01/2038	33,939	38,136
4.500%, 06/01/2039	336,608	361,934
5.000%, 06/01/2039	221,045	242,356
4.500%, 10/01/2039	433,802	466,473
5.000%, 10/01/2039	356,248	390,699
5.000%, 01/01/2040	197,470	216,602
4.500%, 02/01/2040	150,955	162,314
4.000%, 07/01/2041	901,676	952,163
Federal National Mortgage Association 5.500%, 01/01/2018	1,104	1,107
5.000%, 02/01/2018	2,871	2,940
5.000%, 05/01/2018	12,878	13,188
5.000%, 05/01/2018	9,605	9,836
4.500%, 05/01/2018	8,531	8,736
4.500%, 05/01/2018	7,770	7,957
5.000%, 05/01/2018	5,394	5,531
4.500%, 03/01/2019	13,792	14,099
5.500%, 10/01/2019	70,110	71,657
5.000%, 11/01/2019	37,989	39,114
4.500%, 12/01/2019	23,959	24,627
5.000%, 06/01/2020	68,529	70,701
4.500%, 09/01/2020	35,324	36,523
5.500%, 05/01/2021	59,980	62,011
4.500%, 04/01/2023	13,387	13,929

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 01/01/2024	$107,998	$114,575
4.500%, 04/01/2024	26,644	27,872
4.000%, 06/01/2024	114,886	120,469
5.000%, 10/01/2024	188,701	198,382
4.500%, 11/01/2024	139,915	146,955
3.500%, 12/01/2025	262,685	273,836
3.000%, 12/01/2026	635,300	653,825
7.500%, 09/01/2029	11,027	12,386
8.000%, 03/01/2030	2,998	3,090
6.500%, 05/01/2030	8,949	10,226
6.500%, 08/01/2031	630	698
6.500%, 10/01/2031	6,313	7,190
6.000%, 11/01/2031	7,417	8,339
7.000%, 01/01/2032	12,167	14,147
3.000%, 02/01/2032	3,405,003	3,482,518
3.000%, 02/01/2032	2,505,028	2,543,735
6.000%, 03/01/2032	10,303	11,590
6.500%, 03/01/2032	2,907	3,340
6.500%, 04/01/2032	22,401	24,776
7.000%, 04/01/2032	8,116	8,885
6.500%, 05/01/2032	63,615	70,642
6.000%, 05/01/2032	5,623	6,400
7.000%, 06/01/2032	17,834	20,671
6.500%, 06/01/2032	2,259	2,498
6.500%, 07/01/2032	7,767	8,590
6.000%, 08/01/2032	59,976	68,384
5.500%, 10/01/2032	61,734	68,842
6.500%, 10/01/2032	45,923	50,793
6.000%, 11/01/2032	21,785	24,566
6.000%, 01/01/2033	28,813	32,395
5.500%, 03/01/2033	24,062	26,909
5.500%, 03/01/2033	19,063	21,313
6.000%, 04/01/2033	35,394	39,795
5.000%, 05/01/2033	91,881	100,809
5.000%, 05/01/2033	21,606	23,709
5.000%, 08/01/2033	101,042	110,841
5.500%, 10/01/2033	61,509	68,764
5.000%, 03/01/2034	148,470	162,452
5.500%, 05/01/2034	147,623	165,318
6.000%, 07/01/2034	79,983	91,289
5.500%, 12/01/2034	183,492	205,372
5.500%, 04/01/2035	95,240	106,011
5.000%, 07/01/2035	101,106	111,026
5.500%, 07/01/2035	99,534	111,419
5.000%, 10/01/2035	79,483	87,061
5.000%, 11/01/2035	26,784	29,313
6.000%, 08/01/2036	42,993	48,877
6.000%, 12/01/2037	20,198	22,922
5.500%, 02/01/2038	74,345	82,518
5.500%, 06/01/2038	179,446	198,786
4.500%, 03/01/2039	360,575	391,130
5.000%, 05/01/2039	227,996	248,980
4.500%, 05/01/2039	209,364	226,241
5.000%, 11/01/2039	561,884	622,212
4.500%, 01/01/2040	267,954	288,821
4.500%, 09/01/2040	515,841	557,890

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
3.500%, 01/01/2041	$1,086,692	$1,121,979
4.500%, 04/01/2041	346,787	375,225
5.000%, 05/01/2041	360,320	394,084
4.000%, 11/01/2041	992,399	1,047,183
Government National Mortgage Association 6.500%, 06/15/2028	18,901	21,776
6.000%, 11/15/2028	10,219	11,563
6.500%, 03/15/2029	21,147	24,232
7.000%, 06/15/2029	15,440	15,603
7.500%, 08/20/2030	5,684	6,902
6.000%, 01/15/2032	8,774	9,990
5.500%, 10/15/2033	92,649	104,306
5.000%, 11/20/2033	148,072	164,622
6.000%, 12/20/2033	48,352	55,284
5.500%, 11/15/2038	109,038	121,431
5.000%, 09/15/2039	278,584	304,801
4.500%, 10/15/2039	411,690	442,208
5.000%, 12/15/2039	119,073	130,549
4.000%, 09/20/2040	1,094,107	1,167,160
4.500%, 03/20/2041	218,376	234,662
5.000%, 05/20/2041	172,421	189,070

		27,368,027

Agency Notes & Bonds (0.27%)
Federal National Mortgage Association 7.125%, 01/15/2030	500,000	729,856
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,507,653

		2,237,509

Total Government Agency Securities
(cost $138,590,477)		140,664,219

U.S. Treasury Obligations (13.30%)
8.125%, 08/15/2019	750,000	855,087
6.875%, 08/15/2025	5,000,000	6,754,100
4.250%, 11/15/2017	12,000,000	12,136,944
3.500%, 02/15/2018	9,000,000	9,126,585
3.875%, 05/15/2018	2,000,000	2,044,532
3.750%, 11/15/2018	17,000,000	17,552,500
1.625%, 04/30/2019	5,000,000	5,021,680
1.625%, 06/30/2020	5,000,000	5,008,790
2.625%, 08/15/2020	5,000,000	5,156,835
1.375%, 04/30/2021	5,000,000	4,936,135
1.625%, 10/31/2023	2,500,000	2,435,058
2.000%, 05/31/2024	5,000,000	4,959,765
2.375%, 08/15/2024	10,000,000	10,152,340
2.250%, 11/15/2024	5,000,000	5,027,540
2.000%, 02/15/2025	10,000,000	9,862,890
2.250%, 11/15/2025	10,000,000	10,002,340

Total U.S. Treasury Obligations
(cost $110,421,084)		111,033,121

	Shares	Value
Short-term Investments (1.48%)
JPMorgan U.S. Government Money Market Fund Capital Shares	12,344,832	$12,344,832

Total Short-term Investments
(cost $12,344,832)		12,344,832

TOTAL INVESTMENTS (99.51%)
(cost $819,913,659)		830,728,872
OTHER ASSETS, NET OF LIABILITIES (0.49%)		4,095,511

NET ASSETS (100.00%)		$834,824,383

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $30,576,952 or 3.66% of net assets.

(b)	The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.19%)
Alabama (2.48%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,108,343
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	106,310
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	425,628
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,040,101
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	737,138
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	503,054
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	1,943,698
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	759,514
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	222,978
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	840,615
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	799,365
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	839,834
The Board of Trustees of the University of Alabama, University of Alabama at Birmingham, General Revenue Bonds, Series 2016-B	5.000%	10/01/2034	Aa2	3,000,000	3,515,100

					12,841,678

Alaska (1.93%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,058,770
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,404,859
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.000%	07/01/2029	Aa2	1,035,000	1,113,660
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,401,792
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2033	AAA	800,000	940,504
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	5.000%	09/01/2034	AAA	1,225,000	1,433,679
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2034	AAA	1,365,000	1,597,528

					9,950,792

Arizona (8.23%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa3	1,140,000	1,300,466
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,044,350
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,092,730
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,570,960
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa3	800,000	931,104
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,330,403
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa3	300,000	332,700
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,631,280
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,218,789
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,332,980
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,190,900

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	$500,000	$550,975
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,211,362
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	2,011,298
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2027	A+	2,000,000	2,152,000
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,181,960
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,165,450
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,731,422
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,550,138
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,288,960
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,179,000
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A	1,450,000	1,598,292
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2016 Series A	5.000%	01/01/2034	AA	2,480,000	2,947,678

					42,545,197

Arkansas (3.31%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,088,430
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,078,190
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	657,738
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,164,771
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,229,236
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,047,190
City of Rogers, Arkansas, Water Revenue Refunding Bonds, Series 2016	4.000%	11/01/2030	Aa2	505,000	548,248
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,397,916
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,904,600

					17,116,319

California (4.31%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	900,945
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,002,440
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Aa3	1,300,000	1,337,258
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,581,394
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,647,411
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,048,510
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,177,360
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA	1,500,000	1,775,325
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	2,000,000	1,977,440

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	$840,000	$987,185
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2031	Aa3	980,000	960,106
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,274,701
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,169,700
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,164,960
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	5.000%	08/01/2034	AA-	2,780,000	3,261,941

					22,266,676

Colorado (2.48%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,108,850
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,024,251
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,484,109
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	429,882
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,251,964
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,516,353
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,329,692
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,779,285
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2036	A+	2,500,000	2,915,125

					12,839,511

Connecticut (2.46%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,058,611
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,264,612
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	762,975
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	10,000,000	9,615,500

					12,701,698

Delaware (0.68%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,257,107
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,181,757
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	50,000	52,757

					3,491,621

Florida (3.94%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,502,157
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,072,760
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	AA	1,700,000	1,716,337

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	$1,750,000	$2,077,758
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,670,508
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,323,266
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,954,275
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B	5.000%	07/01/2033	A2	2,500,000	2,906,250
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,142,285

					20,365,596

Georgia (0.89%)
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa2	2,000,000	2,246,320
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,058,580
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.750%	10/01/2029	Aa2	1,205,000	1,300,749

					4,605,649

Hawaii (0.42%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,145,300

Idaho (1.05%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,570,928
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,433,818
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,427,156

					5,431,902

Indiana (2.08%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,000,000	1,081,510
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	2,018,464
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	50,000	50,552
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,199,903
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	5.000%	07/15/2034	A+	2,920,000	3,408,604
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	A+	1,720,000	1,974,268

					10,733,301

Iowa (1.68%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	358,897
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,619,173
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,442,627
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,669,291
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,597,540

					8,687,528

See accompanying notes to financial statements.	87

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (2.17%)
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2030	AA-	$1,400,000	$1,518,958
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,120,890
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	2,500,000	2,676,425
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,666,425
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,230,064

					11,212,762

Kentucky (0.76%)
Northern Kentucky University, General Receipts Bonds, 2007 Series A (Prerefunded to 09-01-2017 @ 100) (b)	4.300%	09/01/2026	A	2,545,000	2,558,183
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,347,933

					3,906,116

Louisiana (0.03%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	160,000	167,896

Maryland (0.94%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @100) (b)	4.000%	02/15/2023	Aaa	1,845,000	1,981,696
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,900,010

					4,881,706

Massachusetts (1.01%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	479,410
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	220,323
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	193,654
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	959,229
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	1,000,000	1,141,680
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aa1	2,000,000	2,247,360

					5,241,656

Michigan (5.37%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	900,000	950,265
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	803,002
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	250,855
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,723,280
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,054,602
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,676,032
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,558,890

88	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	$3,545,000	$3,817,291
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,135,010
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	846,292
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,015,493
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,123,790
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,143,680
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A	1,535,000	1,749,793
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,067,997
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	800,000	842,400

					27,758,672

Minnesota (0.85%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	198,524
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H (Prerefunded to 11-01-2019 @ 100) (b)	4.500%	11/01/2024	NR	815,000	877,494
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,736,750
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	554,400

					4,367,168

Mississippi (0.74%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa2	1,000,000	1,092,590
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa2	1,000,000	1,089,030
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,637,605

					3,819,225

Missouri (1.77%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,728,741
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,981,660
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,161,760
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,294,080

					9,166,241

Montana (0.91%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	315,914

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	$180,000	$199,215
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	286,902
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	565,871
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	703,129
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	580,947
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,037,494
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2036	A+	855,000	1,007,216

					4,696,688

Nebraska (2.37%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,262,527
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,117,029
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,538,835
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,058,229
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	838,854
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,342,020
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	978,673
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,112,154

					12,248,321

New Jersey (3.72%)
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	616,418
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,284,132
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	218,210
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,534,365
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,422,134
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,542,636
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,623,328
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	958,392
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,597,982
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,204,772
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,575,730
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	706,885
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,651,676

90	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	$920,000	$995,974
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,293,783

					19,226,417

New Mexico (1.53%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	1,750,000	1,867,950
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,824,355
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,654,700
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt) (Prerefunded to 06-01-2019 @ 100) (b)	5.000%	06/01/2025	AAA	470,000	504,785
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,039,450

					7,891,240

New York (1.97%)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2021	AA+	430,000	430,340
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	A3	1,000,000	1,064,730
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,349,777
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	695,028
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2025	AA+	510,000	510,403
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B (b)	5.000%	11/01/2027	A3	1,000,000	1,047,690
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,035,120
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,174,840
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,887,375

					10,195,303

North Carolina (3.05%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,439,457
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,170,340
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,320,445
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,076,510
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,615,455
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	195,521
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,476,840
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,668,105
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	300,801
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	469,487
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,035,530

					15,768,491

See accompanying notes to financial statements.	91

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (0.27%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	$1,300,000	$1,397,604

Ohio (3.32%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	900,000	1,064,754
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,090,970
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,432,088
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,134,330
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,642,680
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,190,240
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded 12-01-2021 @100) (b)	4.000%	12/01/2028	Aaa	2,520,000	2,811,362
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	768,509
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,051,558
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,830,545
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,132,013

					17,149,049

Oklahoma (1.20%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,664,600
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,122,070
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008 (Prerefunded to 03-01-2018 @ 100) (b)	5.000%	03/01/2027	Aaa	400,000	410,672
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	859,536
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,167,230

					6,224,108

Oregon (3.30%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,150,015
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2022	Aa3	1,825,000	1,894,824
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,375,000	1,427,608
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,633,425
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	571,476
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	330,855
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	604,101

92	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	$3,585,000	$4,289,058
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded 06-15-2019 @100) (b)	5.000%	06/15/2029	AA-	1,000,000	1,074,510
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	987,573
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	465,148
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	463,200
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	477,561
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,710,180

					17,079,534

Pennsylvania (3.32%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	963,914
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,829,256
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,601,421
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,064,124
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,113,485
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	980,000	1,092,249
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2029	NR	200,000	224,448
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,740,420
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	870,000	970,563
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2031	NR	185,000	207,614
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,187,000
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,375,000	1,527,721
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2032	NR	285,000	319,838
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,115,878
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,225,296

					17,183,227

Rhode Island (0.44%)
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	2,050,000	2,268,079

South Carolina (4.67%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	AA	2,500,000	2,866,525
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,987,812
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,883,389
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,594,461
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	127,614

See accompanying notes to financial statements.	93

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	$2,850,000	$3,100,002
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,662,494
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	Aa1	1,000,000	1,145,430
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,101,383
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	355,142
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	743,974
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	777,113
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	813,175

					24,158,514

Tennessee (2.34%)
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA+	2,000,000	2,311,880
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,310,841
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016 (Prerefunded to 07-01-2022 @ 100) (b)	4.000%	07/01/2025	NR	190,000	213,516
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	810,000	892,993
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,587,200
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	866,448
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	890,536

					12,073,414

Texas (2.57%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,175,680
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,500,000	1,540,950
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	2,000,000	2,165,140
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,652,868
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,067,750
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,751,392
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	1,919,066

					13,272,846

Utah (0.56%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,091,720
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	75,000	81,130
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2029	NR	425,000	460,619
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,268,600

					2,902,069

94	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (2.84%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	$735,000	$793,036
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,702,819
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,140,530
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	359,792
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,020,266
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,118,854
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,223,574
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,333,690

					14,692,561

Washington (5.01%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	3,600,000	3,863,700
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,111,720
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2028	AA-	680,000	706,826
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,710,307
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.125%	01/01/2029	AA-	445,000	463,103
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	1,600,000	1,882,528
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,536,417
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,529,223
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	338,055
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	AA-	1,100,000	1,263,713
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	427,939
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	982,995
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,249,351
Public Utility District No. 1 of Clark County, Washington, Generating System Revenue and Refunding Bonds, Series 2016	5.000%	01/01/2034	A	1,585,000	1,820,943

					25,886,820

West Virginia (3.25%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,510,948
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,471,785
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,500,534
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	2,350,000	2,570,054
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,890,103
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	624,575
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	350,000	320,884

See accompanying notes to financial statements.	95

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	$2,555,000	$2,905,418

					16,794,301

Wisconsin (1.97%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	1,925,000	2,059,805
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	875,560
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,621,796
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	827,436
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	460,371
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,034,214
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,312,200

					10,191,382

Total Long-term Municipal Bonds
(cost $491,083,198)					507,544,178

Short-term Municipal Variable Rate Demand Notes (0.38%)
New York (0.38%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2015 Series BB, Fiscal 2015 Subseries BB-1 (d)	0.970%	06/15/2049	AA+	1,975,000	1,975,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $1,975,000)					1,975,000

	Shares	Value
Short-term Investments (0.43%)
JPMorgan U.S. Government Money Market Fund Capital Shares	2,212,560	$2,212,560

Total Short-term Investments
(cost $2,212,560)		2,212,560

TOTAL INVESTMENTS (99.00%)
(cost $495,270,758)		511,731,738
OTHER ASSETS, NET OF LIABILITIES (1.00%)		5,143,252

NET ASSETS (100.00%)		$516,874,990

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is as of June 30, 2017.

NR - Not Rated

96	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Principal amount	Value
Short-term Investments (100.04%)
Government Agency Securities (a) (55.73%)
Federal Home Loan Bank
0.840%, 07/12/2017	$24,000,000	$23,993,840
0.880%, 07/14/2017	7,000,000	6,997,775
0.930%, 07/18/2017	27,500,000	27,487,923
0.825%, 07/19/2017	11,650,000	11,645,194
0.860%, 07/26/2017	11,775,000	11,767,968
0.910%, 08/04/2017	14,000,000	13,987,968
1.000%, 08/14/2017	17,850,000	17,828,183
0.990%, 08/22/2017	3,000,000	2,995,710
1.005%, 08/28/2017	8,500,000	8,486,237
1.040%, 09/06/2017	9,000,000	8,982,580
1.030%, 09/11/2017	6,000,000	5,987,640
1.030%, 09/22/2017	9,000,000	8,978,628
1.035%, 09/25/2017	15,000,000	14,962,913
1.045%, 09/26/2017	8,500,000	8,478,534
1.050%, 09/29/2017	6,000,000	5,984,250
1.050%, 10/20/2017	4,750,000	4,734,622
Federal Home Loan Mortgage Corp.
0.770%, 07/06/2017	6,000,000	5,999,358

		189,299,323

	Shares	Value
Registered Investment Companies (1.50%)
JPMorgan U.S. Government Money Market Fund Capital Shares	5,098,657	$5,098,657

	Principal amount	Value
U.S. Government Obligations (42.81%)
U.S. Treasury Bill
0.729%, 07/06/2017	$19,000,000	$18,998,078
0.806%, 07/13/2017	17,000,000	16,995,484
0.785%, 07/13/2017	13,000,000	12,996,547
0.837%, 07/20/2017	30,500,000	30,486,596
0.818%, 07/20/2017	9,000,000	8,996,045
0.801%, 07/27/2017	20,000,000	19,988,430
0.839%, 08/03/2017	20,000,000	19,984,627
0.849%, 08/10/2017	10,000,000	9,990,542
0.855%, 08/10/2017	7,000,000	6,993,380

		145,429,729

Total Short-term Investments
(cost $339,827,709)		339,827,709

TOTAL INVESTMENTS (100.04%)
(cost $339,827,709)		339,827,709
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(146,152)

NET ASSETS (100.00%)		$339,681,557

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to financial statements.	97

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.96%)
Equity Funds (40.28%)
iShares Cohen & Steers REIT ETF	179,243	$18,125,052
iShares Core MSCI EAFE ETF	1,651,705	100,572,317
iShares Core MSCI Emerging Markets ETF	695,227	34,789,159
iShares MSCI Canada ETF	372,133	9,958,279
iShares Russell 1000 ETF	2,057,469	278,313,832
iShares Russell 2000 ETF	421,197	59,355,081

		501,113,720

Fixed Income Funds (59.68%)
iShares Core U.S. Aggregate Bond ETF	5,810,298	636,285,734
iShares TIPS Bond ETF	936,009	106,171,501

		742,457,235

Total Exchange-Traded Funds
(cost $1,168,017,081)		1,243,570,955

Short-term Investments (0.05%)
State Street Institutional U.S. Government Money Market Fund Premier Class	625,357	625,357

Total Short-term Investments
(cost $625,357)		625,357

TOTAL INVESTMENTS (100.01%)
(cost $1,168,642,438)		1,244,196,312
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(129,391)

NET ASSETS (100.00%)		$1,244,066,921

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

98	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.96%)
Equity Funds (48.74%)
iShares Cohen & Steers REIT ETF	708,392	$71,632,599
iShares Core MSCI EAFE ETF	3,636,457	221,423,867
iShares Core MSCI Emerging Markets ETF	1,495,692	74,844,428
iShares MSCI Canada ETF	814,890	21,806,456
iShares Russell 1000 ETF	4,201,239	568,301,599
iShares Russell 2000 ETF	628,294	88,539,190

		1,046,548,139

Fixed Income Funds (51.22%)
iShares Core U.S. Aggregate Bond ETF	8,646,364	946,863,322
iShares TIPS Bond ETF	1,346,579	152,742,456

		1,099,605,778

Total Exchange-Traded Funds
(cost $1,983,979,685)		2,146,153,917

Short-term Investments (0.08%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,770,538	1,770,538

Total Short-term Investments
(cost $1,770,538)		1,770,538

TOTAL INVESTMENTS (100.04%)
(cost $1,985,750,223)		2,147,924,455
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(904,995)

NET ASSETS (100.00%)		$2,147,019,460

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to financial statements.	99

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.94%)
Equity Funds (71.56%)
iShares Cohen & Steers REIT ETF	1,833,013	$185,354,275
iShares Core MSCI EAFE ETF	6,364,469	387,532,517
iShares Core MSCI Emerging Markets ETF	2,620,617	131,135,675
iShares MSCI Canada ETF	1,403,227	37,550,355
iShares Russell 1000 ETF	6,622,098	895,771,196
iShares Russell 2000 ETF	388,202	54,705,426

		1,692,049,444

Fixed Income Funds (28.38%)
iShares Core U.S. Aggregate Bond ETF	5,348,495	585,713,688
iShares TIPS Bond ETF	752,389	85,343,484

		671,057,172

Total Exchange-Traded Funds
(cost $2,127,290,358)		2,363,106,616

	Shares	Value
Short-term Investments (0.11%)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,699,250	$2,699,250

Total Short-term Investments
(cost $2,699,250)		2,699,250

TOTAL INVESTMENTS (100.05%)
(cost $2,129,989,608)		2,365,805,866
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(1,274,640)

NET ASSETS (100.00%)		$2,364,531,226

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of June 30, 2017, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the six months ended June 30, 2017

Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income Dividends	Realized Gain (Loss) on Sales

iShares Cohen & Steers REIT ETF	1,773,798	81,207	21,992	1,833,013	$185,354,275	$2,820,339	$(22,914)

100	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.89%)
Equity Funds (90.82%)
iShares Cohen & Steers REIT ETF	2,089,577	$211,298,026
iShares Core MSCI EAFE ETF	6,372,951	388,048,987
iShares Core MSCI Emerging Markets ETF	2,627,650	131,487,606
iShares MSCI Canada ETF	1,361,316	36,428,816
iShares Russell 1000 ETF	6,277,034	849,094,389
iShares Russell 2000 ETF	103,022	14,517,860

		1,630,875,684

Fixed Income Funds (9.07%)
iShares Core U.S. Aggregate Bond ETF	1,346,437	147,448,316
iShares TIPS Bond ETF	135,032	15,316,680

		162,764,996

Total Exchange-Traded Funds
(cost $1,580,784,881)		1,793,640,680

	Shares	Value
Short-term Investments (0.17%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,105,361	$3,105,361

Total Short-term Investments
(cost $3,105,361)		3,105,361

TOTAL INVESTMENTS (100.06%)
(cost $1,583,890,242)		1,796,746,041

CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(1,036,468)

NET ASSETS (100.00%)		$1,795,709,573

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of June 30, 2017, investment in an issuer considered to be an affiliate of the LifePath 2040 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the six months ended June 30, 2017

Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income Dividends	Realized Gain (Loss) on Sales

iShares Cohen & Steers REIT ETF	1,980,848	139,335	30,606	2,089,577	$211,298,026	$3,200,483	$(162,823)

See accompanying notes to financial statements.	101

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.87%)
Equity Funds (98.96%)
iShares Cohen & Steers REIT ETF	593,319	$59,996,417
iShares Core MSCI EAFE ETF	1,739,866	105,940,441
iShares Core MSCI Emerging Markets ETF	716,373	35,847,305
iShares MSCI Canada ETF	366,359	9,803,767
iShares Russell 1000 ETF	1,594,853	215,735,765
iShares Russell 2000 ETF	18,781	2,646,619

		429,970,314

Fixed Income Funds (0.91%)
iShares Core U.S. Aggregate Bond ETF	36,079	3,951,011

Total Exchange-Traded Funds
(cost $382,007,322)		433,921,325

Short-term Investments (0.27%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,162,107	1,162,107

Total Short-term Investments
(cost $1,162,107)		1,162,107

TOTAL INVESTMENTS (100.14%)
(cost $383,169,429)		435,083,432
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(628,811)

NET ASSETS (100.00%)		$434,454,621

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

102	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017

(Unaudited)

	Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Assets
Investments in affiliated securities at identified cost	$—	—	—
Investments in unaffiliated securities at identified cost	482,206,517	272,548,074	117,781,049
Foreign currencies at cost	—	—	31,173

Investments in affiliated securities at market value	$—	—	—
Investments in unaffiliated securities at market value	598,078,512	291,245,989	148,491,283
Cash	—	—	19,802
Cash pledged as collateral for open futures contracts	—	—	—
Foreign currencies at value	—	—	31,108
Foreign currencies pledged for open futures contracts at value	—	—	—
Receivable for:
Dividends and interest	282,672	134,893	285,261
Shares of the Fund sold	99,926	51,215	69,639
Securities sold	6,133,906	1,698,942	2,275,180
SFIMC	—	63	—
Variation margin on futures contracts	—	—	—
Prepaid expenses	29,299	32,894	28,529

Total assets	604,624,315	293,163,996	151,200,802

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	71,879	27,021	40,985
Securities Purchased	7,879,614	312,356	1,517,695
Trustees’ fees and expenses	3,436	2,074	407
Variation margin on futures contracts	—	—	—
Due to bank	—	43,830	—
Due to affiliates	415,558	179,534	137,949
Accrued liabilities	60,771	61,465	67,812

Total liabilities	8,431,258	626,280	1,764,848

Net assets applicable to shares outstanding of common stock	$596,193,057	292,537,716	149,435,954

Analysis of Net Assets
Paid-in-capital	$443,749,834	240,756,782	120,672,162
Accumulated net realized gain (loss)	34,156,290	32,584,811	(1,599,404)
Net unrealized appreciation (depreciation)	115,871,995	18,697,915	30,713,267
Accumulated undistributed net investment income (loss)	2,414,938	498,208	(350,071)

Net assets applicable to shares outstanding	$596,193,057	292,537,716	149,435,954

Fund shares outstanding:
Class A Shares	13,189,105	7,589,821	3,226,269
Class B Shares	235,322	1,039,504	896,603
Premier Shares	13,349,580	9,118,334	4,754,140
Legacy Class B Shares	402,204	854,549	882,526
Institutional Shares	29,008,517	3,860,916	1,785,173
Class R-1 Shares	258,098	313,215	204,371
Class R-2 Shares	1,410,450	973,023	478,738
Class R-3 Shares	144,760	249,093	177,451
Net assets applicable to shares outstanding:
Class A Shares	$133,674,172	93,682,878	38,742,324
Class B Shares	2,358,664	11,779,217	10,478,506
Premier Shares	141,719,670	110,113,873	57,719,066
Legacy Class B Shares	4,256,984	9,437,654	10,491,883
Institutional Shares	295,832,907	49,089,415	21,685,692
Class R-1 Shares	2,614,042	3,641,451	2,429,727
Class R-2 Shares	14,259,125	11,666,296	5,735,350
Class R-3 Shares	1,477,493	3,126,932	2,153,406
Net asset value:
Class A Shares	$10.14	12.34	12.01
Class B Shares	10.02	11.33	11.69
Premier Shares	10.62	12.08	12.14
Legacy Class B Shares	10.58	11.04	11.89
Institutional Shares	10.20	12.71	12.15
Class R-1 Shares	10.13	11.63	11.89
Class R-2 Shares	10.11	11.99	11.98
Class R-3 Shares	10.21	12.55	12.14
Maximum offering price:
Class A Shares	$10.67	12.99	12.64
Premier Shares	11.18	12.72	12.78

104	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	—	—	317,987,615	—	—	—
792,773,817	371,298,447	212,523,162	—	819,913,659	495,270,758	339,827,709
—	—	3,830,630	—	—	—	—

—	—	—	380,646,064	—	—	—
1,435,002,101	512,486,380	276,146,110	—	830,728,872	511,731,738	339,827,709
—	—	—	611,826	—	—	—
1,978,000	399,000	—	—	—	—	—
—	—	3,618,662	—	—	—	—
—	—	241,617	—	—	—	—

1,415,249	559,458	1,090,680	324,561	5,650,441	5,836,150	649
352,775	121,569	56,872	39,934	118,335	42,232	226,943
—	42,021	3,326	—	—	—	—
—	—	—	224,061	—	—	—
21,966	—	—	—	—	—	—
47,470	46,651	27,349	2,794	31,295	33,092	31,661

1,438,817,561	513,655,079	281,184,616	381,849,240	836,528,943	517,643,212	340,086,962

—	—	—	—	384,851	203,852	854

344,513	66,507	62,612	82,699	1,001,222	378,547	229,738
578,538	469,225	—	—	—	—	—
4,649	1,997	2,800	2,571	5,246	4,099	2,903
—	20,471	91,546	—	—	—	—
421,186	7,865	—	—	—	—	—
416,106	166,719	102,366	4,082	231,457	128,686	120,457
155,922	152,411	202,689	50,396	81,784	53,038	51,453

1,920,914	885,195	462,013	139,748	1,704,560	768,222	405,405

1,436,896,647	512,769,884	280,722,603	381,709,492	834,824,383	516,874,990	339,681,557

772,870,496	345,291,563	241,306,153	305,524,451	822,763,725	500,833,377	339,681,557
11,090,672	24,151,838	(26,890,681)	13,310,246	1,245,445	(419,367)	—
642,042,468	141,266,423	63,582,275	62,658,449	10,815,213	16,460,980	—
10,893,011	2,060,060	2,724,856	216,346	—	—	—

1,436,896,647	512,769,884	280,722,603	381,709,492	834,824,383	516,874,990	339,681,557

29,122,201	9,728,152	6,510,295	11,402,336	17,265,507	8,217,586	108,529,885
477,619	790,566	867,653	1,226,117	859,626	188,887	287,361
33,996,818	10,858,321	9,237,696	13,686,016	30,915,697	35,198,890	128,876,436
790,112	1,449,961	1,089,149	1,854,079	167,765	9,812	310,000
11,963,953	5,452,439	3,939,113	3,087,241	23,540,255		80,614,419
517,077	228,127	262,317	323,226	357,817		4,598,182
1,432,300	549,681	683,409	652,726	854,210		14,725,709
227,774	173,016	180,724	158,646	155,696		1,739,574

530,499,309	171,349,712	80,259,442	133,651,515	194,456,155	97,462,991	108,529,887
8,753,491	13,538,812	10,700,604	14,386,598	9,673,660	2,239,850	287,361
623,256,124	189,576,474	113,734,430	162,265,143	348,435,187	417,055,797	128,876,435
14,625,684	24,657,120	13,480,926	22,017,256	1,891,698	116,352	309,992
220,082,428	96,889,617	48,670,599	36,248,899	264,973,525		80,614,417
9,448,130	4,003,675	3,237,081	3,737,182	4,029,825		4,598,181
26,051,464	9,679,689	8,404,673	7,561,665	9,610,363		14,725,710
4,180,017	3,074,785	2,234,848	1,841,234	1,753,970		1,739,574

18.22	17.61	12.33	11.72	11.26	11.86	1.00
18.33	17.13	12.33	11.73	11.25	11.86	1.00
18.33	17.46	12.31	11.86	11.27	11.85	1.00
18.51	17.01	12.38	11.88	11.28	11.86	1.00
18.40	17.77	12.36	11.74	11.26		1.00
18.27	17.55	12.34	11.56	11.26		1.00
18.19	17.61	12.30	11.58	11.25		1.00
18.35	17.77	12.37	11.61	11.27		1.00

19.18	18.54	12.98	12.34	11.61	12.23	1.00
19.29	18.38	12.96	12.48	11.62	12.22	1.00

See accompanying notes to financial statements.	105

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in affiliated securities at identified cost	$—	—	154,571,692	181,676,103	—
Investments in unaffiliated securities at identified cost	1,168,642,438	1,985,750,223	1,975,417,916	1,402,214,139	383,169,429
Foreign currencies at cost	620	1,407	1,964	1,783	388

Investments in affiliated securities at market value	$—	—	185,354,275	211,298,026	—
Investments in unaffiliated securities at market value	1,244,196,312	2,147,924,455	2,180,451,591	1,585,448,015	435,083,432
Foreign currencies at value	789	1,791	2,501	2,271	494
Receivable for:
Dividends and interest	187	468	725	1,448	400
Shares of the Fund sold	271,545	280,104	630,147	593,216	194,787
Securities sold	583,971	22,032,984	10,972,737	7,121,587	—
Prepaid expenses	39,783	45,147	63,532	49,486	34,199

Total assets	1,245,092,587	2,170,284,949	2,377,475,508	1,804,514,049	435,313,312

Liabilities and Net Assets
Distributions to shareholders	49,949	—	—	—	—
Payable for:
Shares of the Fund redeemed	403,041	988,913	866,543	526,884	276,063
Securities purchased	—	21,281,670	11,017,517	7,395,579	340,109
Trustees’ fees and expenses	5,142	4,084	—	—	2,480
Due to affiliates	480,573	847,773	949,013	741,118	182,697
Accrued liabilities	86,961	143,049	111,209	140,895	57,342

Total liabilities	1,025,666	23,265,489	12,944,282	8,804,476	858,691

Net assets applicable to shares outstanding of common stock	$1,244,066,921	2,147,019,460	2,364,531,226	1,795,709,573	434,454,621

Analysis of Net Assets
Paid-in-capital	1,170,956,427	1,961,722,662	2,106,238,193	1,568,134,717	379,723,865
Accumulated net realized gain (loss)	(8,344,654)	10,029,352	7,747,678	3,701,074	271,858
Net unrealized appreciation (depreciation)	75,554,043	162,174,617	235,816,795	212,856,286	51,914,109
Accumulated undistributed net investment income (loss)	5,901,105	13,092,829	14,728,560	11,017,496	2,544,789

Net assets applicable to shares outstanding	$1,244,066,921	2,147,019,460	2,364,531,226	1,795,709,573	434,454,621

Fund shares outstanding:
Class A Shares	29,404,388	56,836,867	66,173,666	52,749,847	25,896,277
Class B Shares	519,281	1,394,040	1,806,313	1,718,402
Premier Shares	55,291,922	68,475,207	57,273,700	25,867,767	9,194,814
Legacy Class B Shares	247,020	655,579	632,638	586,034
Institutional Shares	8,165,674	14,446,851	17,398,438	21,142,525
Class R-1 Shares	543,687	1,281,582	2,076,905	1,527,864	931,839
Class R-2 Shares	1,949,299	4,275,382	4,947,977	3,740,554	1,686,873
Class R-3 Shares	132,904	204,199	295,512	421,339
Net assets applicable to shares outstanding:
Class A Shares	$374,155,789	828,778,324	1,037,909,259	876,382,100	298,449,481
Class B Shares	6,649,074	20,188,391	28,220,353	28,444,084
Premier Shares	719,614,255	993,670,411	899,213,206	431,838,117	105,766,349
Legacy Class B Shares	3,236,398	9,595,641	9,977,704	9,827,743
Institutional Shares	106,288,708	211,258,911	274,832,762	354,754,244
Class R-1 Shares	6,942,199	18,567,643	32,341,737	25,252,287	10,750,070
Class R-2 Shares	25,452,771	61,981,413	77,366,321	62,066,151	19,488,721
Class R-3 Shares	1,727,727	2,978,726	4,669,884	7,144,847
Net asset value:
Class A Shares	$12.72	14.58	15.68	16.61	11.52
Class B Shares	12.80	14.48	15.62	16.55
Premier Shares	13.01	14.51	15.70	16.69	11.50
Legacy Class B Shares	13.10	14.64	15.77	16.77
Institutional Shares	13.02	14.62	15.80	16.78
Class R-1 Shares	12.77	14.49	15.57	16.53	11.54
Class R-2 Shares	13.06	14.50	15.64	16.59	11.55
Class R-3 Shares	13.00	14.59	15.80	16.96
Maximum offering price:
Class A Shares	$13.39	15.35	16.51	17.48	12.13
Premier Shares	13.69	15.27	16.53	17.57	12.11

106	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2017

(Unaudited)

	Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income:
Dividends from affiliated investments	$—	—	—	—	—
Dividends from unaffiliated investments	4,876,655	2,134,989	1,662,631	13,755,305	3,538,702
Interest	24,200	19,979	8,944	164,789	28,497
Tax-exempt interest	—	—	—	—	—

	4,900,855	2,154,968	1,671,575	13,920,094	3,567,199
Less: foreign withholding taxes	—	(640)	(145,816)	—	(431)

Total investment income	4,900,855	2,154,328	1,525,759	13,920,094	3,566,768
Expenses:
Investment advisory and management fees	1,752,563	1,166,730	551,029	720,112	334,323
Shareholder services fees	668,179	316,439	149,284	1,458,490	539,855
Distribution fees Class A	164,392	116,650	45,594	651,499	212,098
Distribution fees Class B	11,554	55,601	45,913	43,148	52,942
Distribution fees Premier	171,100	136,648	65,643	749,161	228,447
Distribution fees Legacy Class B	15,468	31,318	31,601	52,356	79,384
Distribution fees Class R-1	7,189	9,213	6,051	24,297	10,193
Distribution fees Class R-2	20,818	17,728	7,775	38,462	14,722
Regulatory fees	50,587	47,856	46,060	58,175	48,996
Reports to shareholders	35,134	35,903	20,192	91,912	68,607
Audit fees	18,348	12,848	15,922	14,950	18,348
Trustees’ fees and expenses	13,191	7,091	2,836	27,869	10,711
Professional fees	6,786	4,482	6,043	12,612	7,192
Custodian fees	5,507	10,915	30,296	9,050	33,249
Errors and omissions insurance	2,003	952	443	4,398	2,552
ICI dues	2,590	1,194	624	5,740	1,913
Securities valuation fees	1,091	1,562	5,692	4,116	16,860
Fidelity bond expense	293	145	29	617	215
Excise tax	—	5,500	—	—	—
License index fees	—	—	—	59,507	32,779

Total expenses	2,946,793	1,978,775	1,031,027	4,026,471	1,713,386
Less: expense reimbursement for distribution fees (a)(b)	(197,788)	(183,082)	(106,375)	(791,832)	(300,929)
Less: additional expense reimbursements from affiliates	(424)	(141,178)	—	—	—

Net expenses	2,748,581	1,654,515	924,652	3,234,639	1,412,457

Net investment income (loss)	2,152,274	499,813	601,107	10,685,455	2,154,311
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of affiliated investments	—	—	—	—	—
Net realized gain (loss) on sales of unaffiliated investments	30,123,758	31,724,538	7,918,824	2,346,361	21,385,198
Net realized gain (loss) on foreign currency transactions	—	—	(3,246)	—	—
Net realized gain (loss) on futures contracts	—	—	—	5,738,378	253,958
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(849,339)	114,400
Change in net unrealized appreciation (depreciation) on affiliated investments	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on unaffiliated investments and foreign currency transactions	19,502,607	(24,710,363)	16,956,811	102,980,768	(395,557)

Net realized and unrealized gain (loss) on investments	49,626,365	7,014,175	24,872,389	110,216,168	21,357,999

Net change in net assets resulting from operations	$51,778,639	7,513,988	25,473,496	120,901,623	23,512,310

(a)	For the Money Market Fund, this amount includes $7,297 of additional voluntary fee waivers from VP Management Corp. See Note 6 under Expense Reduction Agreements.

(b)	Effective April 1, 2017, for each Fund, VP Management Corp. agreed to waive all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares.

108	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

—	1,904,664	—	—	—	—	—	2,820,339	3,200,483	—
5,908,796	—	—	—	—	10,900,355	18,723,861	17,716,842	12,426,138	3,830,374
—	—	12,594,235	13,324	1,103,840	1,377	2,603	5,419	6,282	2,318
—	—	—	7,955,429	—	—	—	—	—	—

5,908,796	1,904,664	12,594,235	7,968,753	1,103,840	10,901,732	18,726,464	20,542,600	15,632,903	3,832,692
(510,813)	—	—	—	—	47,217	111,628	147,223	131,290	25,074

5,397,983	1,904,664	12,594,235	7,968,753	1,103,840	10,948,949	18,838,092	20,689,823	15,764,193	3,857,766

193,387	—	420,984	262,202	177,282	1,653,183	2,821,870	3,053,455	2,292,451	550,081
283,955	4,586	880,876	444,548	381,599	1,211,669	2,202,208	2,484,980	1,989,683	479,532
97,419	165,873	248,141	124,994	85,048	474,029	1,038,621	1,279,283	1,067,553	358,803
48,196	66,874	31,854	7,706	796	33,850	99,808	65,183	66,249	—
133,378	197,380	442,109	527,392	103,776	895,197	1,214,579	1,077,372	505,037	122,507
41,736	70,735	6,943	404	967	11,430	34,251	35,219	34,774	—
7,557	9,229	9,770	—	9,256	17,532	49,131	87,160	65,107	25,846
12,025	11,411	14,088	—	15,318	39,600	93,051	109,840	88,095	28,767
50,215	73,030	54,606	38,389	57,725	51,312	61,271	58,836	59,786	19,112
40,705	29,829	49,961	13,984	30,177	58,405	96,745	118,899	99,169	54,047
18,329	17,852	24,795	24,795	20,332	15,925	17,133	16,579	16,793	16,577
5,457	8,976	19,935	13,414	9,224	25,776	42,535	34,909	27,150	5,298
20,579	5,356	9,249	6,100	5,455	10,380	20,144	20,889	16,423	5,818
64,190	—	7,587	3,095	1,578	3,554	2,353	3,603	2,205	2,592
838	1,287	3,028	1,917	1,315	4,518	3,996	8,681	5,305	1,671
1,171	—	4,033	2,631	1,673	5,940	9,783	9,893	7,178	1,461
17,557	—	45,127	48,597	2,976	181	96	83	139	83
114	182	420	265	178	244	1,462	992	727	210
—	—	—	—	—	—	—	—	—	—
52,490	—	—	—	—	—	—	—	—	—

1,089,298	662,600	2,273,506	1,520,433	904,675	4,512,725	7,809,037	8,465,856	6,343,824	1,672,405
(175,801)	(264,379)	(374,871)	(328,410)	(111,815)	(736,549)	(1,274,651)	(1,350,409)	(933,528)	(276,234)
(5,478)	(215,463)	—	—	(140)	—	—	—	—	—

908,019	182,758	1,898,635	1,192,023	792,720	3,776,176	6,534,386	7,115,447	5,410,296	1,396,171

4,489,964	1,721,906	10,695,600	6,776,730	311,120	7,172,773	12,303,706	13,574,376	10,353,897	2,461,595

—	56,482	—	—	—	—	—	(22,914)	(162,823)	—
4,368,014	—	995,578	616,057	—	6,702,738	8,395,565	6,882,873	2,909,929	291,325
31,634	—	—	—	—	580	1,339	1,821	1,650	106
184,064	—	—	—	—	—	—	—	—	—
(97,672)	—	—	—	—	—	—	—	—	—
—	21,539,786	—	—	—	—	—	2,739,902	3,254,366	—
26,509,547	—	5,473,530	6,974,372	—	47,730,337	99,635,219	147,042,183	136,892,124	36,296,383

30,995,587	21,596,268	6,469,108	7,590,429	—	54,433,655	108,032,123	156,643,865	142,895,246	36,587,814

35,485,551	23,318,174	17,164,708	14,367,159	311,120	61,606,428	120,335,829	170,218,241	153,249,143	39,049,409

See accompanying notes to financial statements.	109

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2017 (Unaudited) and the year ended December 31, 2016	2017	2016
From operations:
Net investment income (loss)	$2,152,274	3,548,361
Net realized gain (loss)	30,123,758	30,060,125
Change in net unrealized appreciation or depreciation	19,502,607	9,843,937

Net change in net assets resulting from operations	51,778,639	43,452,423
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(3,175)	(591,008)
Class B Shares	—	—
Premier Shares	3,411	(651,876)
Legacy Class B Shares	—	—
Institutional Shares	(103)	(2,028,362)
Class R-1 Shares	—	(4,607)
Class R-2 Shares	—	(42,573)
Class R-3 Shares	—	(10,086)

	133	(3,328,512)
Net realized gain:
Class A Shares	—	(7,674,228)
Class B Shares	—	(142,872)
Premier Shares	—	(7,131,325)
Legacy Class B Shares	—	(292,374)
Institutional Shares	—	(16,563,643)
Class R-1 Shares	—	(156,880)
Class R-2 Shares	—	(774,321)
Class R-3 Shares	—	(86,678)

	—	(32,822,321)

Total distributions to shareholders	133	(36,150,833)
From Fund share transactions:
Proceeds from shares sold	21,782,538	245,017,078
Reinvestment of distributions	(2,650)	21,219,246

	21,779,888	266,236,324
Less payments for shares redeemed	(44,337,070)	(230,441,621)

Net increase (decrease) in net assets from Fund share transactions	(22,557,182)	35,794,703

Total increase (decrease) in net assets	29,221,590	43,096,293

Net assets:
Beginning of period	566,971,467	523,875,174

End of period*	$596,193,057	566,971,467

* Including accumulated undistributed net investment income (loss)	$2,414,938	262,531

110	See accompanying notes to financial statements.

Small/ Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2017	2016	2017	2016	2017	2016	2017	2016

499,813	(169,025)	601,107	141,316	10,685,455	18,850,053	2,154,311	3,167,701
31,724,538	3,130,929	7,915,578	(1,515,088)	8,084,739	14,150,118	21,639,156	16,901,845
(24,710,363)	29,271,756	16,956,811	(6,054,546)	102,131,429	102,267,974	(281,157)	65,292,519

7,513,988	32,233,660	25,473,496	(7,428,318)	120,901,623	135,268,145	23,512,310	85,362,065

(1,656)	917	—	27	(9,345)	(7,550,440)	(2,261)	(1,069,191)
—	—	—	—	—	(65,897)	—	(18,787)
67	(990)	—	(1)	(728)	(8,748,091)	1,993	(1,162,529)
(29)	4	—	—	—	(164,925)	—	(66,445)
13	(28,754)	3	(13,406)	1,714	(3,362,119)	52	(736,660)
—	—	—	—	—	(112,578)	—	(14,345)
—	—	—	—	—	(334,866)	—	(47,415)
—	(672)	—	(297)	—	(56,700)	—	(18,600)

(1,605)	(29,495)	3	(13,677)	(8,359)	(20,395,616)	(216)	(3,133,972)

—	(783,801)	—	—	—	(4,085,538)	—	(5,484,732)
—	(106,834)	—	—	—	(74,194)	—	(449,528)
—	(919,147)	—	—	—	(4,419,217)	—	(5,840,336)
—	(92,050)	—	—	—	(138,053)	—	(845,734)
—	(396,353)	—	—	—	(1,550,967)	—	(2,911,764)
—	(32,088)	—	—	—	(75,469)	—	(135,255)
—	(99,680)	—	—	—	(196,547)	—	(318,290)
—	(24,227)	—	—	—	(26,676)	—	(79,758)

—	(2,454,180)	—	—	—	(10,566,661)	—	(16,065,397)

(1,605)	(2,483,675)	3	(13,677)	(8,359)	(30,962,277)	(216)	(19,199,369)

16,537,100	124,592,449	6,425,331	45,404,952	118,199,672	881,284,742	30,042,866	210,121,493
1,605	1,982,711	(3)	10,849	7,320	30,763,744	(128)	15,882,087

16,538,705	126,575,160	6,425,328	45,415,801	118,206,992	912,048,486	30,042,738	226,003,580
(24,080,395)	(131,399,498)	(8,009,596)	(50,884,029)	(139,861,490)	(842,109,731)	(38,551,455)	(218,630,685)

(7,541,690)	(4,824,338)	(1,584,268)	(5,468,228)	(21,654,498)	69,938,755	(8,508,717)	7,372,895

(29,307)	24,925,647	23,889,231	(12,910,223)	99,238,766	174,244,623	15,003,377	73,535,591

292,567,023	267,641,376	125,546,723	138,456,946	1,337,657,881	1,163,413,258	497,766,507	424,230,916

292,537,716	292,567,023	149,435,954	125,546,723	1,436,896,647	1,337,657,881	512,769,884	497,766,507

498,208	—	(350,071)	(951,181)	10,893,011	215,915	2,060,060	(94,035)

See accompanying notes to financial statements.	111

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2017 (Unaudited) and the year ended December 31, 2016	2017	2016
From operations:
Net investment income (loss)	$4,489,964	5,732,891
Net realized gain (loss)	4,583,712	(3,537,995)
Change in net unrealized appreciation or depreciation	26,411,875	(1,488,251)

Net change in net assets resulting from operations	35,485,551	706,645
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	49	(1,807,267)
Class B Shares	—	(170,182)
Premier Shares	(48)	(2,538,430)
Legacy Class B Shares	—	(250,618)
Institutional Shares	625	(1,123,565)
Class R-1 Shares	—	(62,155)
Class R-2 Shares	—	(173,849)
Class R-3 Shares	—	(52,183)

	626	(6,178,249)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Premier Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	626	(6,178,249)
From Fund share transactions:
Proceeds from shares sold	16,361,250	120,197,981
Reinvestment of distributions	(365)	4,877,839

	16,360,885	125,075,820
Less payments for shares redeemed	(22,447,461)	(127,324,668)

Net increase (decrease) in net assets from Fund share transactions	(6,086,576)	(2,248,848)

Total increase (decrease) in net assets	29,399,601	(7,720,452)

Net assets:
Beginning of period	251,323,002	259,043,454

End of period*	$280,722,603	251,323,002

* Including accumulated undistributed net investment income (loss)	$2,724,856	(1,765,734)

112	See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2017	2016	2017	2016	2017	2016	2017	2016

1,721,906	4,275,034	10,695,600	20,305,505	6,776,730	12,988,172	311,120	3,231
56,482	13,253,972	995,578	621,535	616,057	821,497	—	—
21,539,786	3,565,761	5,473,530	1,209,131	6,974,372	(12,139,337)	—	—

23,318,174	21,094,767	17,164,708	22,136,171	14,367,159	1,670,332	311,120	3,231

(595,135)	(1,530,448)	(2,445,082)	(6,833,251)	(1,252,079)	(5,753,657)	(69,205)	—
(40,467)	(67,629)	(110,933)	(199,736)	(27,307)	(60,869)	(137)	—
(709,304)	(1,787,702)	(4,534,375)	(6,398,758)	(5,495,918)	(7,169,709)	(151,491)	(45)
(75,980)	(168,374)	(23,953)	(54,623)	(1,426)	(3,937)	(161)	—
(181,752)	(504,512)	(3,403,599)	(6,466,679)	—	—	(81,647)	(3,166)
(13,213)	(32,045)	(44,477)	(72,795)	—	—	(1,776)	—
(30,404)	(80,079)	(111,393)	(230,264)	—	—	(5,554)	—
(8,871)	(24,512)	(21,788)	(49,399)	—	—	(1,149)	(20)

(1,655,126)	(4,195,301)	(10,695,600)	(20,305,505)	(6,776,730)	(12,988,172)	(311,120)	(3,231)

—	(4,302,017)	—	(118,756)	—	—	—	—
—	(463,026)	—	(5,782)	—	—	—	—
—	(4,970,482)	—	(208,264)	—	—	—	—
—	(714,486)	—	(1,399)	—	—	—	—
—	(1,174,456)	—	(147,904)	—	—	—	—
—	(119,020)	—	(2,135)	—	—	—	—
—	(245,100)	—	(5,563)	—	—	—	—
—	(59,458)	—	(980)	—	—	—	—

—	(12,048,045)	—	(490,783)	—	—	—	—

(1,655,126)	(16,243,346)	(10,695,600)	(20,796,288)	(6,776,730)	(12,988,172)	(311,120)	(3,231)

21,283,906	230,780,107	37,140,267	565,933,636	21,138,921	507,177,772	121,092,141	675,197,990
1,407,082	13,558,640	8,406,766	15,882,058	5,572,757	10,182,547	304,510	3,188

22,690,988	244,338,747	45,547,033	581,815,694	26,711,678	517,360,319	121,396,651	675,201,178
(32,223,043)	(218,345,186)	(78,789,838)	(520,141,344)	(62,021,741)	(490,356,338)	(162,513,774)	(641,120,285)

(9,532,055)	25,993,561	(33,242,805)	61,674,350	(35,310,063)	27,003,981	(41,117,123)	34,080,893

12,130,993	30,844,982	(26,773,697)	63,014,233	(27,719,634)	15,686,141	(41,117,123)	34,080,893

369,578,499	338,733,517	861,598,080	798,583,847	544,594,624	528,908,483	380,798,680	346,717,787

381,709,492	369,578,499	834,824,383	861,598,080	516,874,990	544,594,624	339,681,557	380,798,680

216,346	149,566	—	—	—	—	—	—

See accompanying notes to financial statements.	113

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2017 (Unaudited) and the year ended December 31, 2016	2017	2016
From operations:
Net investment income	$7,172,773	18,541,219
Net realized gain (loss)	6,703,318	(626,352)
Change in net unrealized appreciation or depreciation	47,730,337	45,774,802

Net change in net assets resulting from operations	61,606,428	63,689,669
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(2,097,435)	(6,156,396)
Class B Shares	(26,894)	(58,462)
Premier Shares	(4,211,775)	(10,318,079)
Legacy Class B Shares	(13,614)	(40,305)
Institutional Shares	(637,062)	(1,732,493)
Class R-1 Shares	(32,104)	(80,895)
Class R-2 Shares	(126,339)	(343,167)
Class R-3 Shares	(10,087)	(29,890)

	(7,155,310)	(18,759,687)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Premier Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(7,155,310)	(18,759,687)
From Fund share transactions:
Proceeds from shares sold	55,275,705	915,559,360
Reinvestment of distributions	7,087,056	18,576,726

	62,362,761	934,136,086
Less payments for shares redeemed	(127,471,028)	(977,473,687)

Net increase (decrease) in net assets from Fund share transactions	(65,108,267)	(43,337,601)

Total increase (decrease) in net assets	(10,657,149)	1,592,381

Net assets:
Beginning of period	1,254,724,070	1,253,131,689

End of period*	$1,244,066,921	1,254,724,070

* Including accumulated undistributed net investment income (loss)	$5,901,105	5,883,642

114	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2017	2016	2017	2016	2017	2016	2017	2016

12,303,706	32,199,647	13,574,376	35,468,209	10,353,897	27,605,871	2,461,595	6,301,255
8,396,904	1,653,127	6,861,780	897,599	2,748,756	954,947	291,431	17,851
99,635,219	82,462,982	149,782,085	103,617,601	140,146,490	87,511,716	36,296,383	21,799,414

120,335,829	116,315,756	170,218,241	139,983,409	153,249,143	116,072,534	39,049,409	28,118,520

(15,433)	(14,968,633)	(2,562)	(19,154,144)	(24,632)	(15,026,374)	(1,449)	(4,968,701)
(142)	(243,554)	(25)	(504,165)	—	(471,338)	—	—
(1,904)	(19,901,807)	(371)	(17,397,589)	38,785	(7,208,087)	(194)	(1,901,972)
—	(158,328)	—	(165,308)	—	(146,295)	—	—
(634)	(4,369,589)	443	(5,527,534)	(1,085)	(6,551,556)	—	—
—	(322,582)	—	(570,767)	—	(371,135)	—	(159,745)
—	(1,100,712)	—	(1,306,774)	—	(994,850)	—	(314,717)
—	(72,170)	—	(95,353)	—	(126,196)	—	—

(18,113)	(41,137,375)	(2,515)	(44,721,634)	13,068	(30,895,831)	(1,643)	(7,345,135)

—	(16,895,610)	—	(19,386,774)	(1,462)	(14,841,413)	—	(3,990,387)
—	(446,599)	—	(569,148)	—	(544,957)	—	—
—	(19,318,365)	—	(15,588,602)	—	(6,687,671)	—	(1,321,484)
—	(234,914)	—	(222,936)	—	(205,842)	—	—
—	(4,083,237)	—	(4,782,133)	—	(5,644,824)	—	—
—	(411,410)	—	(658,896)	—	(453,232)	—	(145,418)
—	(1,237,813)	—	(1,335,126)	—	(1,009,173)	—	(258,519)
—	(69,902)	—	(83,865)	—	(111,754)	—	—

—	(42,697,850)	—	(42,627,480)	(1,462)	(29,498,866)	—	(5,715,808)

(18,113)	(83,835,225)	(2,515)	(87,349,114)	11,606	(60,394,697)	(1,643)	(13,060,943)

120,463,279	1,331,482,644	160,971,702	1,244,541,196	129,696,265	748,115,551	43,128,647	184,840,684
20,292	83,462,452	2,094	86,991,415	(9,602)	60,187,233	767	12,747,017

120,483,571	1,414,945,096	160,973,796	1,331,532,611	129,686,663	808,302,784	43,129,414	197,587,701
(208,514,456)	(1,399,042,798)	(202,174,669)	(1,195,821,948)	(140,723,298)	(694,348,600)	(38,655,843)	(139,997,450)

(88,030,885)	15,902,298	(41,200,873)	135,710,663	(11,036,635)	113,954,184	4,473,571	57,590,251

32,286,831	48,382,829	129,014,853	188,344,958	142,224,114	169,632,021	43,521,337	72,647,828

2,114,732,629	2,066,349,800	2,235,516,373	2,047,171,415	1,653,485,459	1,483,853,438	390,933,284	318,285,456

2,147,019,460	2,114,732,629	2,364,531,226	2,235,516,373	1,795,709,573	1,653,485,459	434,454,621	390,933,284

13,092,829	807,236	14,728,560	1,156,699	11,017,496	650,531	2,544,789	84,837

See accompanying notes to financial statements.	115

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The performance of the Small/Mid Cap Equity Fund is directly affected by the performance of its underlying investments. The Small/Mid Cap Equity Fund through its investment in the iShares Core S&P Mid-Cap ETF is subject to the risks of the iShares Core S&P Mid-Cap ETF. As of June 30, 2017, the Small/ Mid Cap Equity Fund invested 49.70% of its total assets in the iShares Core S&P ETF. Financial statements for the iShares Core S&P Mid-Cap ETF are available, without charge, on the SEC’s website at sec.gov.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “LifePath Funds.” Each LifePath Fund invests its assets primarily in a combination of equity (including real estate investment trusts) and bond exchange-traded funds (“ETFs”) and a money market fund (the “LifePath Underlying Funds”) in proportion to each Fund’s own comprehensive investment strategy. The LifePath Funds attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the LifePath Fund’s name, except for the LifePath Retirement Fund which is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

The performance of a LifePath Fund is directly affected by the performance of its LifePath Underlying Funds. In addition, the LifePath Funds, through their investments in the LifePath Underlying Funds, are subject to the risks of the LifePath Underlying Funds. As of June 30, 2017 the LifePath Funds invested 25% or more of their total assets in the following LifePath Underlying Funds:

Fund	iShares Russell 1000 ETF	iShares Core U.S. Aggregate Bond ETF
LifePath Retirement Fund	—	51.10%
LifePath 2020 Fund	26.19%	43.63%
LifePath 2030 Fund	37.68%	—
LifePath 2040 Fund	47.05%	—
LifePath 2050 Fund	49.56%	—

Financial statements for the LifePath Underlying Funds noted in the preceding table are available, without charge, on the SEC’s website at sec.gov.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Multi-class Fund Structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Premier, Class B and Legacy Class B. The LifePath 2050 Fund offers four classes of shares: Class A, Premier, Class R-1 and Class R-2. Effective May 1, 2015, Class B shares and Legacy Class B shares are no longer available for purchase by new investors or by existing shareholders. Fund shareholders who own Class B shares or Legacy Class B shares may continue to exchange those shares for Class B or Legacy Class B shares of other Funds but may not purchase new Class B or Legacy Class B shares after May 1, 2015. Except for new investments in the Money Market Fund, Class A and Premier shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A and Premier shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by

0.95. The maximum offering price for Class A and Premier shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Premier shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to Class A or Premier shares depending upon the value of the account and related accounts at the time of conversion eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans and defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Effective May 23, 2016, Legacy Class A shares were renamed Premier shares. Premier shares are available to shareholders with account balance(s) equal to or greater than $100,000. Specifically, effective May 23, 2016:

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

•	Legacy Class A shareholders with account balance(s) in Legacy Class A and/or Class A shares with a total value equal to or greater than $100,000 converted to Premier shares.

•	Legacy Class A shareholders with account balance(s) in Legacy Class A and/or Class A shares with a total value less than $100,000 converted to Class A shares.

•	Class A shareholders with account balance(s) in Class A shares with a total value equal to or greater than $100,000 converted to Premier shares.

Effective April 1, 2017, State Farm VP Management Corp. (“VP Management Corp.”) agreed to waive the receipt of sales charges for Class A, Premier, Class B and Legacy Class B shares. VP Management Corp. will discontinue waiving the receipt of sales charges if and when VP Management Corp. permits its Registered Representatives to resume their sales and servicing roles with respect to Fund shares and Fund shareholders.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Fund Share Valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Premier shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time) on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Expenses arising in connection with a specific share class are allocated to that class. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2017, the Tax Advantaged Bond Fund did not have any when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amendments to modernize reporting and disclosure of information by registered investment companies. Amendments to Regulation S-X include standardized, enhanced disclosure about derivatives in investment company financial statements and changes to rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective for reporting periods ending after August 1, 2017. At this time, management is evaluating the impact these Regulation S-X amendments may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and ETFs traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2017:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$589,492,751	$—	$—	$589,492,751
Short-term Investments	8,585,761	—	—	8,585,761
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	140,930,759	—	—	140,930,759
Exchange-Traded Funds	145,706,782	—	—	145,706,782
Short-term Investments	4,608,448	—	—	4,608,448
International Equity Fund					—	—	—	—
Common Stocks (a)	144,600,955	12,563	—	144,613,518
Preferred Stocks (a)	232,133	—	—	232,133
Short-term Investments	3,645,632	—	—	3,645,632
S&P 500 Index Fund					(185,816)	—	—	(185,816)
Common Stocks (a)	1,384,354,142	—	—	1,384,354,142
Short-term Investments	50,647,959	—	—	50,647,959
Small Cap Index Fund					78,490	—	—	78,490
Common Stocks (a)	504,975,833	112,487	0	505,088,320
Short-term Investments	7,398,060	—	—	7,398,060
International Index Fund					(89,690)	—	—	(89,690)
Common Stocks (a)	273,841,116	742,623	0	274,583,739
Preferred Stocks (a)	1,463,714	—	—	1,463,714
Short-term Investments	98,657	—	—	98,657
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	380,646,064	—	—	380,646,064

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds (a)	—	$566,686,700	—	$566,686,700
Agency Commercial Mortgage-Backed Securities	—	111,058,683	—	111,058,683
Agency Mortgage-Backed Securities	—	27,368,027	—	27,368,027
Agency Notes & Bonds	—	2,237,509	—	2,237,509
U.S. Treasury Obligations	—	111,033,121	—	111,033,121
Short-term Investments	12,344,832	—	—	12,344,832
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	507,544,178	—	507,544,178
Short-term Municipal Variable Rate Demand Notes	—	1,975,000	—	1,975,000
Short-term Investments	2,215,560	—	—	2,212,560
Money Market Fund					—	—	—	—
Short-term Investments	5,098,657	334,729,052	—	339,827,709
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,243,570,955	—	—	1,243,570,955
Short-term Investments	625,357	—	—	625,357
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,146,153,917	—	—	2,146,153,917
Short-term Investments	1,770,538	—	—	1,770,538
LifePath 2030 Fund					—	—	—	—
Exchange-Traded Funds	2,363,106,616	—	—	2,363,106,616
Short-term Investments	2,699,250	—	—	2,699,250
LifePath 2040 Fund					—	—	—	—
Exchange-Traded Funds	1,793,640,680	—	—	1,793,640,680
Short-term Investments	3,105,361	—	—	3,105,361
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	433,921,325	—	—	433,921,325
Short-term Investments	1,162,107	—	—	1,162,107

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2016, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On June 30, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued on June 30, 2017 at $92,394,214 were transferred from Level 2 to Level 1 in the International Equity Fund and $265,843,105 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

On December 31, 2016, a security in the Small Cap Index Fund was valued at last traded price. On June 30, 2017, the same security halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $73,189 of common stock was transferred from Level 1 to Level 2 in Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2017 as compared to December 31, 2016.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2016	$46,177
Realized gain (loss)	46,469
Change in unrealized appreciation (depreciation)	(46,177)
Purchases	—
Issuances	—
Sales	(46,469)
Transfers in	—
Transfers out	—

Balance as of June 30, 2017	$—

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2016 or for the six months ended June 30, 2017. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2016 or for the six months ended June 30, 2017.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2017, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value

		Variation Margin;			Variation Margin;

S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$185,816	(a)

Total			$—			$185,816

		Variation Margin;			Variation Margin;

Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$78,490	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$78,490			$—

		Variation Margin;			Variation Margin;

International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets- Net Unrealized Appreciation	$—		Analysis of Net Assets - Net Unrealized Depreciation	$89,690	(a)

Total			$—			$89,690

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2017, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
S&P 500 Index Fund	Stock Index Futures Contracts	$5,738,378	$(849,339)
Small Cap Index Fund	Stock Index Futures Contracts	253,958	114,400
International Index Fund	Stock Index Futures Contracts	184,064	(97,672)

As of June 30, 2017, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased
S&P 500 Index Fund	500	$58,222,898
Small Cap Index Fund	134	9,234,777
International Index Fund	45	2,689,604

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2017.

5.	Income Taxes and Distributions to Shareholders

As of December 31, 2016, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2016, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2017.

As of June 30, 2017, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$482,685,915	$130,491,681	$(15,099,084)	$115,392,597
Small/Mid Cap Equity Fund	272,548,074	24,925,357	(6,227,442)	18,697,915
International Equity Fund	119,504,002	31,443,316	(2,456,035)	28,987,281
S&P 500 Index Fund	792,785,301	657,522,465	(15,305,665)	642,216,800
Small Cap Index Fund	371,758,205	179,252,068	(38,523,893)	140,728,175
International Index Fund	218,393,281	87,626,362	(29,873,533)	57,752,829
Equity and Bond Fund	317,991,478	62,654,586	—	62,654,586
Bond Fund	819,913,659	15,272,555	(4,457,342)	10,815,213
Tax Advantaged Bond Fund	495,270,758	18,111,290	(1,650,310)	16,460,980
Money Market Fund	339,827,709	—	—	—
LifePath Retirement Fund	1,169,584,199	74,612,113	—	74,612,113
LifePath 2020 Fund	1,988,091,273	159,833,182	—	159,833,182
LifePath 2030 Fund	2,131,618,209	234,796,628	(608,971)	234,187,657
LifePath 2040 Fund	1,585,271,067	211,744,302	(269,328)	211,474,974
LifePath 2050 Fund	383,612,131	51,471,301	—	51,471,301

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, partnership distributive share adjustments and deemed dividend distributions.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

After utilizing capital loss carryforwards to offset realized capital gains in 2016, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2016, if not applied, the carryforwards will expire as follows:

	Utilized in 2016	Year of Expiration		Non Expiring		Total Capital Loss Carryforwards
Fund		2017	2018	Short-term	Long-term
International Equity Fund	$—	$1,253,931	$2,909,152	$2,950,353	$273,793	$7,387,229
International Index Fund	—	7,747,891	4,077,752	730,702	12,189,493	24,745,838
Tax Advantaged Bond Fund	991,173	—	—	865,748	—	865,748
LifePath Retirement Fund	1,096,397	—	—	13,192,658	205,501	13,398,159

The International Index Fund had a capital loss carryforward of $5,140,621 that expired in 2016 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2016, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$914,579	$3,863,836	$95,886,036	$—	$100,664,451
Small/Mid Cap Equity Fund	—	1,710,856	42,557,695	—	44,268,551
International Equity Fund	141,823	—	11,531,443	(8,382,973)	3,290,293
S&P 500 Index Fund	1,515,127	2,202,335	539,415,425	—	543,132,887
Small Cap Index Fund	105,550	2,720,234	141,140,443	—	143,966,227
International Index Fund	62,243	—	31,100,120	(27,232,090)	3,930,273
Equity and Bond Fund	163,040	13,241,857	41,117,096	—	54,521,993
Bond Fund	—	249,867	5,341,683	—	5,591,550
Tax Advantaged Bond Fund	—	—	9,486,608	(1,035,424)	8,451,184
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	5,883,642	—	26,173,894	(13,398,159)	18,659,377
LifePath 2020 Fund	1,183,934	2,643,194	61,151,954	—	64,979,082
LifePath 2030 Fund	1,156,699	2,089,902	84,830,706	—	88,077,307
LifePath 2040 Fund	698,045	1,991,733	71,624,329	—	74,314,107
LifePath 2050 Fund	237,525	166,267	15,279,198	—	15,682,990

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2016 relates to one or more of the following: short-term capital gains, foreign currency contracts, mark-to-market of PFICs, mark-to-market of non-PFICs, post-October loss deferrals, and return of capital transactions.

From November 1, 2016 through December 31, 2016, the International Equity Fund incurred $35,094 in specified losses and $960,650 in realized losses, the International Index Fund incurred $132,772 in specified losses and $2,353,480 in realized losses and the Tax Advantaged Bond Fund incurred $169,676 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2017.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the timing of the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2016, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Equity Fund	$—	$6,127	$—	$(6,127)
Small/Mid Cap Equity Fund	(146,647)	(32,508)	—	179,155
International Equity Fund	—	18,682	—	(18,682)
S&P 500 Index Fund	(9,672)	(650,320)	—	659,992
Small Cap Index Fund	—	43,473	—	(43,473)
International Index Fund	(5,140,641)	4,876,543	—	264,098
Equity and Bond Fund	—	(128)	—	128
LifePath Retirement Fund	2	(25,899)	—	25,897
LifePath 2020 Fund	(4)	(66,407)	—	66,411
LifePath 2030 Fund	3	(65,911)	—	65,908
LifePath 2040 Fund	(262,272)	(82,559)	—	344,831
LifePath 2050 Fund	1	(20,046)	—	20,045

The tax character of distributions was designated as follows for the year ended December 31, 2016.

2016	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
S&P 500 Index Fund	$—	$21,300,240	$9,662,037	$30,962,277
Small Cap Index Fund	—	3,255,231	15,944,138	19,199,369
Bond Fund	—	20,305,909	490,379	20,796,288
Tax Advantaged Bond Fund	12,975,805	12,367	—	12,988,172

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statement of Changes in Net Assets for the year ended December 31, 2016.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

6.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund (c)	0.28% on the first $5 billion
S&P 500 Index Fund (a)(b)	0.13% on the first $500 million		0.24% on the next $10 billion
	0.12% on the next $250 million		0.21% on amounts exceeding $15 billion
	0.11% on the next $250 million	LifePath 2020 Fund (c)	0.28% on the first $5 billion
	0.085% on the next $2 billion		0.24% on the next $10 billion
	0.06% on amounts exceeding $3 billion		0.21% on amounts exceeding $15 billion
Small Cap Index Fund (a)(b)	0.15% on the first $150 million	LifePath 2030 Fund (c)	0.28% on the first $5 billion
	0.13% on the next $850 million		0.24% on the next $10 billion
	0.105% on the next $2 billion		0.21% on amounts exceeding $15 billion
	0.08% on amounts exceeding $3 billion	LifePath 2040 Fund (c)	0.28% on the first $5 billion
International Index Fund (a)(b)	0.16% on the first $150 million		0.24% on the next $10 billion
	0.14% on the next $850 million		0.21% on amounts exceeding $15 billion
	0.115% on the next $2 billion	LifePath 2050 Fund (c)	0.28% on the first $5 billion
	0.09% on amounts exceeding $3 billion		0.24% on the next $10 billion
Equity and Bond Fund	None		0.21% on amounts exceeding $15 billion
Bond Fund	0.10%

(a)    Through April 30, 2016, the investment advisory and management services fees for the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund were 0.18%, 0.33% and 0.48%, respectively.

(b)    For purposes of calculating the breakpoints in the preceding table, the assets of the following funds are combined: Large Cap Equity Index Fund of the State Farm Variable Product Trust and the S&P 500 Index Fund; Small Cap Equity Index Fund of the State Farm Variable Product Trust and the Small Cap Index Fund; International Equity Index Fund of the State Farm Variable Product Trust and the International Index Fund.

(c) The assets of all of the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway as the investment sub-adviser to provide day-to-day portfolio management for approximately one-half of the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the LifePath Funds, S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Effective May 1, 2017, Rainier Investment Management, LLC (“Rainier”) ceased serving as investment sub-adviser to the Small/ Mid Cap Equity Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross and BlackRock determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, BlackRock’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2017, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross and BlackRock for providing sub-advisory services (although not all amounts indicated were paid during that period):

Fund	Bridgeway	Westwood	Rainier (a)(b)	Marsico	Northern Cross	BlackRock
Equity Fund	$596,350	$475,832	$—	$—	$—	$—
Small/Mid Cap Equity Fund	430,609	—	272,991	—	—	—
International Equity Fund	—	—	—	173,480	205,488	—
S&P 500 Index Fund	—	—	—	—	—	112,141
Small Cap Index Fund	—	—	—	—	—	84,186
International Index Fund	—	—	—	—	—	60,332
LifePath Retirement Fund	—	—	—	—	—	164,080
LifePath 2020 Fund	—	—	—	—	—	280,202
LifePath 2030 Fund	—	—	—	—	—	303,256
LifePath 2040 Fund	—	—	—	—	—	227,679
LifePath 2050 Fund	—	—	—	—	—	54,645

Total Sub-Advisory Fees	$1,026,959	$475,832	$272,991	$173,480	$205,488	$1,286,521

(a) A majority of the outstanding voting securities of Rainier Investment Management, LLC was acquired by Manning & Napier Group, LLC on April 30, 2016.
(b) Effective May 1, 2017, Rainier ceased serving as investment sub-adviser to the Small/Mid Cap Equity Fund.

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with VP Management Corp. Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

Fund	Class A	Class B	Premier	Legacy Class B	Class R-1	Class R-2
Small Cap Index Fund	0.25%	0.80%	0.25%	0.65%	0.50%	0.30%
Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
LifePath 2030 Fund	0.25%	0.45%	0.25%	0.65%	0.50%	0.30%
LifePath 2040 Fund	0.25%	0.45%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

Effective April 1, 2017, for each Fund, VP Management Corp. agreed to waive all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2017, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$12,390,293	Tax Advantaged Bond Fund	$19,628,730

Small/Mid Cap Equity Fund	11,739,942	Money Market Fund	18,261,877

International Equity Fund	9,015,338	LifePath Retirement Fund	21,507,340

S&P 500 Index Fund	34,420,974	LifePath 2020 Fund	40,323,937

Small Cap Index Fund	17,998,782	LifePath 2030 Fund	32,024,719

International Index Fund	13,127,293	LifePath 2040 Fund	22,789,782

Equity and Bond Fund	14,309,028	LifePath 2050 Fund	3,313,885

Bond Fund	23,706,174	TOTAL	$294,558,094

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. Effective May 21, 2016, the Premier shares of each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.15% of average daily net assets. Prior to May 21, 2016, the Premier shares of each Fund were the Legacy Class A shares and, except for the Equity and Bond Fund, paid SFIMC a fee of 0.25% of average daily net assets. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Premier, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expense Reduction Agreements

For all Funds, SFIMC has contractually agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses exceed the percentage of each Class’s average daily net assets (“expense reimbursement threshold” or “ERT”) indicated in the table below, excluding acquired fund fees and expenses. The ERTs in the table are based on applicable maximum possible fees and expenses. Any increase or decrease in 12b-1 distribution fees for a share class of a Fund will increase or decrease the applicable ERT by a corresponding amount. With respect to the Equity and Bond Fund, SFIMC has contractually agreed to reimburse all expenses directly incurred by each Class other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. SFIMC may not discontinue these agreements to reimburse each class before April 30, 2018, without the consent of the Board. Prior-year reimbursements and waivers, if any, are not subject to recapture. Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

Effective April 1, 2017, the ERT for each Fund was as follows (except for the Small/Mid Cap Equity Fund which was effective May 1, 2017):

Fund	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	0.95%	0.95%	0.85%	0.95%	0.95%	1.02%	1.02%	1.02%
Small/Mid Cap Equity Fund (a)	0.86%	0.86%	0.76%	0.86%	0.86%	0.93%	0.93%	0.93%
International Equity Fund	1.25%	1.25%	1.15%	1.25%	1.25%	1.32%	1.32%	1.32%
S&P 500 Index Fund	0.48%	0.48%	0.38%	0.48%	0.48%	0.55%	0.55%	0.55%
Small Cap Index Fund	0.50%	0.50%	0.40%	0.50%	0.50%	0.57%	0.57%	0.57%
International Index Fund	0.61%	0.61%	0.51%	0.61%	0.61%	0.68%	0.68%	0.68%
Equity and Bond Fund	0.00%	0.00%	(0.10)%	0.00%	0.00%	0.07%	0.07%	0.07%
Bond Fund	0.45%	0.45%	0.35%	0.45%	0.45%	0.52%	0.52%	0.52%
Tax Advantaged Bond Fund	0.45%	0.45%	0.35%	0.45%	—	—	—	—
Money Market Fund	0.45%	0.45%	0.35%	0.45%	0.45%	0.52%	0.52%	0.52%
LifePath Retirement Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2020 Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2030 Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2040 Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2050 Fund	0.63%	—	0.53%	—	—	0.70%	0.70%	—

(a)    From April 1, 2017 to April 30, 2017, the ERT for Small/Mid Cap Equity Fund Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 was 1.15%, 1.15%, 1.05%, 1.15%, 1.22%, and 1.22%, respectively.

Effective May 1, 2017, SFIMC contractually agreed to waive 0.29% of investment advisory and management services fees for each share class of the Small/Mid Cap Equity Fund producing a net fee of 0.51% (0.80% — 0.29%). SFIMC may not discontinue this waiver before April 30, 2018, without the consent of the Board.

Effective April 1, 2017, for each Fund, VP Management Corp. agreed to waive all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares as noted in the Distribution and Shareholder Services Agreements table. This arrangement is voluntary and may be eliminated by VP Management Corp. at any time.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Prior to April 1, 2017, the ERT for each Fund were as follows:

Fund	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund (a)	1.20%	1.90%	1.10%	1.60%	0.95%	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund (a)	1.40%	2.10%	1.30%	1.80%	1.15%	1.72%	1.52%	1.22%
International Equity Fund (a)	1.50%	2.20%	1.40%	1.90%	1.25%	1.82%	1.62%	1.32%
S&P 500 Index Fund (b)(c)	0.73%	1.43%	0.63%	1.13%	0.48%	1.05%	0.85%	0.55%
Small Cap Index Fund (c)(d)	0.75%	1.30%	0.65%	1.15%	0.50%	1.07%	0.87%	0.57%
International Index Fund (c)(e)	0.86%	1.56%	0.76%	1.26%	0.61%	1.18%	0.98%	0.68%
Equity and Bond Fund (a)	0.25%	0.95%	0.15%	0.65%	—	0.57%	0.37%	0.07%
Bond Fund (a)	0.70%	1.10%	0.60%	1.10%	0.45%	1.02%	0.82%	0.52%
Tax Advantaged Bond Fund (a)	0.70%	1.10%	0.60%	1.10%
Money Market Fund (a)	0.60%	1.00%	0.50%	1.00%	0.45%	0.92%	0.72%	0.52%
LifePath Retirement Fund (f)	0.88%	1.58%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2020 Fund (f)	0.88%	1.58%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2030 Fund (f)	0.88%	1.08%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2040 Fund (f)	0.88%	1.08%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2050 Fund (f)	0.88%		0.78%			1.20%	1.00%

(a)    Through May 20, 2016, the ERT for the Premier shares of the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund was 1.20%, 1.40%, 1.50%, 0.25%, 0.70%, 0.70% and 0.60%, respectively.

(b)    Through April 30, 2016, the ERT for the S&P 500 Index Fund Class A, Class B, Legacy Class B, Institutional, Class R-1, Class R-2, and Class R-3 was 0.78%, 1.48%, 1.18%, 0.53%, 1.10%, 0.90% and 0.60%.

(c)    Through April 30, 2016, the ERT for the Premier shares of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund was 0.78%, 0.93%. and 1.18%. From May 1, 2016 to May 20, 2016, the ERT for the Premier shares of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund was 0.73%, 0.75% and 0.86%.

(d)    Through April 30, 2016, the ERT for Small Cap Index Fund Class A, Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 0.93%, 1.48%, 1.33%, 0.68%, 1.25%, 1.05%, and 0.75%.

(e)    Through April 30, 2016, the ERT for International Index Fund Class A, Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 was 1.18%, 1.88%, 1.58%, 0.93%, 1.50%, 1.30% and 1.00%.

(f) From January 1, 2016 to May 20, 2016, the ERT for the Premier shares of each of the LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was 0.88%.

Effective May 21, 2016, to ensure that the Premier shares of the Equity and Bond Fund are subject to a shareholder services fee of 0.15% of average daily net assets of the Equity and Bond Fund through its investment in the Institutional shares of the Equity Fund and Bond Fund, SFIMC agreed to waive fees in the amount of 0.10% of the average daily net assets of Equity and Bond Fund Premier shares. This SFIMC waiver may be terminated by SFIMC with 60 days notice to the Trust.

SFIMC and VP Management Corp. have agreed to waive their fees to the extent necessary to prevent the Money Market Fund’s net investment income from decreasing below zero. This arrangement is voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

Related Party Disclosure

As of June 30, 2017, State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, owned more than 10% of the outstanding shares of each Class of the following Funds:

Fund	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Small/Mid Cap Equity Fund	11.61%	84.76%	20.80%	79.30%	—	36.32%	11.69%	45.67%
International Equity Fund	26.13%	94.04%	38.80%	94.84%	19.01%	58.81%	25.11%	67.73%
Small Cap Index Fund	—	83.99%	19.11%	82.87%	—	36.14%	15.00%	47.65%
International Index Fund	11.78%	88.38%	20.34%	89.78%	—	42.03%	16.13%	61.01%
Equity and Bond Fund	—	81.64%	10.22%	82.11%	—	33.89%	16.78%	69.04%
Bond Fund	—	57.53%	—	—	—	26.34%	11.03%	60.54%
LifePath 2050 Fund	—	—	—	—	—	10.73%	—	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Line of Credit

Auto Company, the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2017.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

7.	Investment Transactions

For the six months ended June 30, 2017, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)		Sales/ Maturities (excluding U.S. Government Obligations)		Purchases of U.S. Government Obligations	Sales/ Maturities of U.S. Government Obligations
Equity Fund	$172,721,311		$191,321,561		$—	$—
Small/Mid Cap Equity Fund	222,518,621		229,523,333		—	—
International Equity Fund	39,711,215		42,143,936		—	—
S&P 500 Index Fund	22,756,664		21,148,029		—	—
Small Cap Index Fund	55,402,539		62,685,422		—	—
International Index Fund	3,913,243		7,882,613		—	—
Equity and Bond Fund	300,000		10,750,000		—	—
Bond Fund	53,502,385		85,740,066		5,003,516	5,000,000
Tax Advantaged Bond Fund	4,021,468		30,356,683		—	—
LifePath Retirement Fund	19,532,301	(a)	83,298,156	(a)	—	—
LifePath 2020 Fund	69,838,606	(a)	146,725,389	(a)	—	—
LifePath 2030 Fund	61,175,893	(a)	91,728,122	(a)	—	—
LifePath 2040 Fund	44,986,753	(a)	48,353,231	(a)	—	—
LifePath 2050 Fund	14,202,460	(a)	8,956,406	(a)	—	—

(a)    Purchases and sales relate primarily to investments in iShares ETFs. BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

Cross trades for the six months ended June 30, 2017 were executed by the S&P 500 Index Fund pursuant to Rule 17a-7 under the Investment Company Act of 1940 with other mutual funds that are affiliated with BlackRock, but are not part of the State Farm family of funds. Cross trading is the buying or selling of portfolio securities between funds. At its regularly scheduled quarterly meetings, the Board of Trustees reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

8.	Fund Share Transactions

At June 30, 2017, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class (effective May 23, 2016, Legacy Class A shares were renamed Premier shares):

Six months ended June 30, 2017:

	Class A Dollar Amounts				Class A Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,310,331	$3,175	$13,121,544	$(6,808,038)	646,325	338	1,339,394	(692,731)
Small/Mid Cap Equity Fund	6,048,794	1,656	8,598,314	(2,547,864)	494,963	137	703,014	(207,914)
International Equity Fund	1,383,520	(1)	3,374,885	(1,991,366)	124,442	—	304,762	(180,320)
S&P 500 Index Fund	35,754,924	9,340	55,563,010	(19,798,746)	2,033,410	553	3,146,468	(1,112,505)
Small Cap Index Fund	8,441,028	2,259	15,924,607	(7,481,320)	493,429	132	927,802	(434,241)
International Index Fund	4,201,402	772	9,321,805	(5,119,631)	364,963	72	801,401	(436,366)
Equity and Bond Fund	7,724,021	540,126	13,912,853	(5,648,706)	673,122	45,833	1,209,679	(490,724)
Bond Fund	10,339,007	2,343,733	25,273,572	(12,590,832)	922,355	208,454	2,252,003	(1,121,194)
Tax Advantaged Bond Fund	2,977,803	1,168,838	14,177,663	(10,031,022)	252,774	99,032	1,204,096	(852,290)
Money Market Fund	37,032,183	67,964	49,315,393	(12,215,246)	37,032,182	67,962	49,315,392	(12,215,248)
LifePath Retirement Fund	16,297,935	2,091,350	48,387,841	(29,998,556)	1,304,386	165,130	3,864,784	(2,395,268)
LifePath 2020 Fund	39,897,551	19,657	93,462,621	(53,545,413)	2,803,345	1,425	6,552,369	(3,747,599)
LifePath 2030 Fund	58,964,777	1,833	108,062,026	(49,095,416)	3,880,431	126	7,097,483	(3,216,926)
LifePath 2040 Fund	51,991,055	23,074	79,267,884	(27,253,755)	3,242,964	1,517	4,928,296	(1,683,815)
LifePath 2050 Fund	26,147,248	593	27,597,672	(1,449,831)	2,362,404	57	2,483,089	(120,628)

	Class B Dollar Amounts				Class B Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	—	—	$298,159	$(298,159)	—	—	30,524	(30,524)
Small/Mid Cap Equity Fund	4,804	—	354,019	(349,215)	426	—	31,572	(31,146)
International Equity Fund	—	—	111,615	(111,615)	—	—	10,566	(10,566)
S&P 500 Index Fund	68,483	—	1,423,045	(1,354,562)	3,927	—	80,024	(76,097)
Small Cap Index Fund	14,175	—	360,055	(345,880)	856	—	21,580	(20,724)
International Index Fund	—	—	244,833	(244,833)	—	—	21,270	(21,270)
Equity and Bond Fund	5,173	7,421	263,550	(250,956)	463	629	23,009	(21,917)
Bond Fund	10,444	47,879	573,462	(515,139)	942	4,260	51,126	(45,924)
Tax Advantaged Bond Fund	—	25,918	290,696	(264,778)	—	2,195	24,577	(22,382)
Money Market Fund	154,239	133	214,622	(60,250)	154,238	133	214,622	(60,251)
LifePath Retirement Fund	7,148	26,846	1,237,541	(1,203,547)	572	2,097	97,993	(95,324)
LifePath 2020 Fund	12,486	147	2,889,469	(2,876,836)	899	11	203,890	(202,980)
LifePath 2030 Fund	75,604	2	3,676,568	(3,600,962)	5,064	1	242,086	(237,021)
LifePath 2040 Fund	12,602	—	4,516,404	(4,503,802)	812	—	282,315	(281,503)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Premier Shares Dollar Amounts				Premier Shares Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,654,984	$(5,928)	$10,292,220	$(1,643,164)	843,502	(602)	1,004,347	(161,447)
Small/Mid Cap Equity Fund	5,624,425	(67)	7,266,193	(1,641,835)	468,821	(6)	606,657	(137,842)
International Equity Fund	2,960,097	—	2,209,112	750,985	264,156	—	199,403	64,753
S&P 500 Index Fund	53,587,389	(306)	52,020,331	1,566,752	3,022,087	(18)	2,936,076	85,993
Small Cap Index Fund	12,791,085	(2,335)	11,827,672	961,078	752,100	(138)	697,438	54,524
International Index Fund	7,650,932	(501)	7,976,535	(326,104)	663,046	(47)	693,666	(30,667)
Equity and Bond Fund	10,683,434	628,397	11,699,070	(387,239)	918,901	52,719	1,004,581	(32,961)
Bond Fund	17,754,882	4,363,586	41,010,431	(18,891,963)	1,582,779	387,813	3,652,669	(1,682,077)
Tax Advantaged Bond Fund	18,161,118	4,376,583	47,533,357	(24,995,656)	1,546,056	371,193	4,041,984	(2,124,735)
Money Market Fund	53,135,386	147,662	77,103,912	(23,820,864)	53,135,386	147,662	77,103,912	(23,820,864)
LifePath Retirement Fund	30,833,567	4,149,809	64,067,890	(29,084,514)	2,411,173	320,434	5,002,848	(2,271,241)
LifePath 2020 Fund	59,882,246	404	77,855,917	(17,973,267)	4,225,653	29	5,493,489	(1,267,807)
LifePath 2030 Fund	71,712,465	375	56,928,672	14,784,168	4,712,500	25	3,732,390	980,135
LifePath 2040 Fund	41,551,728	(33,616)	21,296,481	20,221,631	2,569,795	(2,201)	1,322,345	1,245,249
LifePath 2050 Fund	11,603,972	174	5,457,898	6,146,248	1,045,642	17	493,499	552,160

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	—	—	$1,434,971	$(1,434,971)	—	—	140,198	(140,198)
Small/Mid Cap Equity Fund	19,514	29	752,668	(733,125)	1,790	3	68,761	(66,968)
International Equity Fund	750	—	194,627	(193,877)	66	—	17,832	(17,766)
S&P 500 Index Fund	53,460	—	4,424,726	(4,371,266)	3,000	—	246,596	(243,596)
Small Cap Index Fund	67,183	—	1,359,400	(1,292,217)	4,096	—	82,214	(78,118)
International Index Fund	12,840	—	395,689	(382,849)	1,140	—	33,970	(32,830)
Equity and Bond Fund	—	13,551	864,516	(850,965)	—	1,134	74,436	(73,302)
Bond Fund	11,971	23,601	594,184	(558,612)	1,067	2,095	52,865	(49,703)
Tax Advantaged Bond Fund	—	1,418	20,025	(18,607)	—	120	1,700	(1,580)
Money Market Fund	162,887	159	201,464	(38,418)	162,887	159	201,464	(38,418)
LifePath Retirement Fund	12,388	13,611	785,305	(759,306)	965	1,040	60,925	(58,920)
LifePath 2020 Fund	200	—	2,665,006	(2,664,806)	14	—	186,403	(186,389)
LifePath 2030 Fund	22,164	—	2,563,657	(2,541,493)	1,468	—	167,323	(165,855)
LifePath 2040 Fund	9,869	—	2,699,296	(2,689,427)	609	—	166,616	(166,007)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,907,816	$103	$16,356,752	$(11,448,833)	502,813	11	1,655,142	(1,152,318)
Small/Mid Cap Equity Fund	3,234,235	(13)	5,032,967	(1,798,745)	257,798	(1)	399,447	(141,650)
International Equity Fund	1,303,205	(2)	1,178,006	125,197	116,204	—	105,695	10,509
S&P 500 Index Fund	22,888,576	(1,714)	19,242,320	3,644,542	1,294,025	(101)	1,086,376	207,548
Small Cap Index Fund	6,597,745	(52)	6,345,503	252,190	381,082	(3)	367,765	13,314
International Index Fund	3,417,474	(636)	3,009,276	407,562	293,928	(59)	259,708	34,161
Equity and Bond Fund	1,879,914	180,870	4,066,389	(2,005,605)	163,650	15,315	353,020	(174,055)
Bond Fund	7,281,746	1,489,163	9,578,806	(807,897)	649,937	132,484	854,135	(71,714)
Money Market Fund	27,619,656	80,229	30,271,708	(2,571,823)	27,619,656	80,229	30,271,708	(2,571,823)
LifePath Retirement Fund	5,939,813	636,910	7,560,481	(983,758)	465,033	49,202	589,217	(74,982)
LifePath 2020 Fund	10,978,475	84	15,762,168	(4,783,609)	771,284	6	1,102,256	(330,966)
LifePath 2030 Fund	15,779,313	(116)	13,997,286	1,781,911	1,032,177	(8)	916,805	115,364
LifePath 2040 Fund	24,281,630	940	19,374,612	4,907,958	1,504,748	61	1,198,721	306,088

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$355,951	—	$739,214	$(383,263)	36,787	—	74,285	(37,498)
Small/Mid Cap Equity Fund	294,368	—	427,301	(132,933)	25,437	—	37,336	(11,899)
International Equity Fund	170,037	—	507,535	(337,498)	15,670	—	46,225	(30,555)
S&P 500 Index Fund	1,473,516	—	2,329,549	(856,033)	83,773	—	131,354	(47,581)
Small Cap Index Fund	305,658	—	672,166	(366,508)	17,825	—	39,345	(21,520)
International Index Fund	220,652	—	289,648	(68,996)	18,701	—	25,228	(6,527)
Equity and Bond Fund	251,800	8,723	306,432	(45,909)	22,301	750	26,980	(3,929)
Bond Fund	607,674	32,260	455,768	184,166	54,059	2,868	40,586	16,341
Money Market Fund	941,868	1,743	1,065,228	(121,617)	941,868	1,743	1,065,228	(121,617)
LifePath Retirement Fund	538,682	32,104	1,001,713	(430,927)	42,949	2,520	79,633	(34,164)
LifePath 2020 Fund	2,213,554	—	4,931,432	(2,717,878)	156,257	—	346,771	(190,514)
LifePath 2030 Fund	3,484,742	—	8,045,388	(4,560,646)	231,501	—	525,757	(294,256)
LifePath 2040 Fund	3,050,903	—	5,333,521	(2,282,618)	192,121	—	330,562	(138,441)
LifePath 2050 Fund	1,793,730	—	1,932,342	(138,612)	162,047	—	173,861	(11,814)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,477,477	—	$1,842,118	$(364,641)	150,042	—	186,662	(36,620)
Small/Mid Cap Equity Fund	1,098,613	—	1,504,206	(405,593)	92,881	—	126,570	(33,689)
International Equity Fund	547,700	—	416,131	131,569	48,384	—	36,847	11,537
S&P 500 Index Fund	3,792,631	—	4,723,831	(931,200)	214,832	—	267,066	(52,234)
Small Cap Index Fund	1,236,296	—	1,935,508	(699,212)	72,246	—	112,514	(40,268)
International Index Fund	801,380	—	1,131,000	(329,620)	69,297	—	97,792	(28,495)
Equity and Bond Fund	713,012	25,257	1,047,787	(309,518)	62,831	2,168	91,325	(26,326)
Bond Fund	1,061,749	98,029	1,243,346	(83,568)	94,664	8,727	110,954	(7,563)
Money Market Fund	1,955,329	5,471	4,275,034	(2,314,234)	1,955,330	5,471	4,275,034	(2,314,233)
LifePath Retirement Fund	1,535,282	126,339	4,083,155	(2,421,534)	119,563	9,714	316,301	(187,024)
LifePath 2020 Fund	7,334,162	—	10,120,805	(2,786,643)	517,060	—	710,771	(193,711)
LifePath 2030 Fund	10,444,487	—	8,305,042	2,139,445	683,063	—	543,796	139,267
LifePath 2040 Fund	8,106,056	—	7,679,940	426,116	503,093	—	479,294	23,799
LifePath 2050 Fund	3,583,697	—	3,667,931	(84,234)	323,045	—	326,359	(3,314)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$75,979	—	$252,092	$(176,113)	7,690	—	25,467	(17,777)
Small/Mid Cap Equity Fund	212,347	—	144,727	67,620	17,179	—	11,676	5,503
International Equity Fund	60,022	—	17,685	42,337	5,247	—	1,541	3,706
S&P 500 Index Fund	580,693	—	134,678	446,015	32,890	—	7,513	25,377
Small Cap Index Fund	589,696	—	126,544	463,152	34,781	—	7,377	27,404
International Index Fund	56,570	—	78,675	(22,105)	4,787	—	6,848	(2,061)
Equity and Bond Fund	26,552	2,737	62,446	(33,157)	2,326	235	5,475	(2,914)
Bond Fund	72,794	8,515	60,269	21,040	6,488	757	5,419	1,826
Money Market Fund	90,593	1,149	66,413	25,329	90,594	1,149	66,413	25,330
LifePath Retirement Fund	110,890	10,087	347,102	(226,125)	8,671	781	26,609	(17,157)
LifePath 2020 Fund	144,605	—	827,038	(682,433)	10,117	—	58,343	(48,226)
LifePath 2030 Fund	488,150	—	596,030	(107,880)	31,935	—	39,170	(7,235)
LifePath 2040 Fund	692,422	—	555,160	137,262	42,396	—	33,243	9,153

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the six months ended June 30, 2017 (effective May 23, 2016, Legacy Class A shares were renamed Premier shares).

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Premier	Class A Share Amounts from Premier	Class A Dollar Amounts from Legacy Class B	Class A Share Amounts from Legacy Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2
Equity Fund	$191,885	19,439	$—	—	$898,888	91,893	$224,932	22,176
Small/Mid Cap Equity Fund	170,791	13,999	—	—	452,802	37,050	288,788	23,511
International Equity Fund	57,418	5,211	—	—	120,643	10,934	31,613	2,630
S&P 500 Index Fund	870,014	49,212	—	—	3,475,486	196,835	1,111,615	60,718
Small Cap Index Fund	204,578	11,927	4,184	294	1,100,030	64,242	380,072	21,781
International Index Fund	151,313	13,130	—	—	302,863	26,181	104,103	8,695
Equity and Bond Fund	134,252	11,703	—	—	647,766	56,412	448,375	38,177
Bond Fund	237,417	21,145	—	—	323,157	28,767	12,639	1,116
Tax Advantaged Bond Fund	19,645	1,652	—	—	11,784	1,000	—	—
Money Market Fund	13,155	13,155	—	—	72,744	72,744	878,298	878,298
LifePath Retirement Fund	715,679	56,942	—	—	555,556	44,341	76,606	5,980
LifePath 2020 Fund	1,754,640	122,917	—	—	2,004,441	140,706	3,032,594	211,303
LifePath 2030 Fund	2,291,970	150,022	—	—	1,946,263	127,749	1,418,706	90,306
LifePath 2040 Fund	3,050,682	189,765	—	—	2,136,943	133,281	921,706	55,742
LifePath 2050 Fund	—	—	—	—	—	—	343,613	29,776

Fund	Premier Dollar Amounts from Class A	Premier Share Amounts from Class A	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$5,256,105	508,702	$619,266	62,064
Small/Mid Cap Equity Fund	3,145,686	262,156	364,339	30,946
International Equity Fund	1,606,003	142,279	194,989	16,627
S&P 500 Index Fund	24,676,016	1,387,721	1,242,332	70,222
Small Cap Index Fund	5,982,908	350,315	399,181	23,300
International Index Fund	3,823,533	328,819	202,335	17,626
Equity and Bond Fund	5,632,839	480,768	178,344	15,568
Bond Fund	7,841,479	698,058	170,528	15,134
Tax Advantaged Bond Fund	5,390,992	459,468	—	—
Money Market Fund	6,389,548	6,389,548	63,758	63,758
LifePath Retirement Fund	15,286,845	1,190,453	360,724	27,996
LifePath 2020 Fund	31,867,230	2,237,449	3,022,610	211,801
LifePath 2030 Fund	45,437,800	2,977,291	5,402,646	350,958
LifePath 2040 Fund	29,612,670	1,827,413	3,103,393	190,752
LifePath 2050 Fund	7,380,623	660,854	948,413	85,209

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2016 (effective May 23, 2016, Legacy Class A shares were renamed Premier shares; since commencement of investment operations on May 16, 2016 for the LifePath 2050 Fund Premier Shares):

	Class A Dollar Amounts				Class A Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$97,727,895	$8,251,976	$115,601,587	$(9,621,716)	10,825,906	877,869	12,744,735	(1,040,960)
Small/Mid Cap Equity Fund	55,568,590	693,861	65,774,570	(9,512,119)	5,247,606	57,341	6,148,539	(843,592)
International Equity Fund	19,314,236	(27)	27,797,125	(8,482,916)	1,886,116	(3)	2,712,314	(826,201)
S&P 500 Index Fund	400,821,445	11,612,982	441,114,896	(28,680,469)	25,821,185	687,158	28,260,707	(1,752,364)
Small Cap Index Fund	114,980,068	6,100,964	87,418,308	33,662,724	8,038,470	357,622	5,993,934	2,402,158
International Index Fund	51,721,758	1,601,607	66,409,528	(13,086,163)	4,846,207	149,404	6,203,707	(1,208,096)
Equity and Bond Fund	100,343,113	5,310,121	124,114,449	(18,461,215)	9,132,675	477,540	11,259,147	(1,648,932)
Bond Fund	155,343,887	6,272,157	368,598,918	(206,982,874)	13,595,853	549,170	32,229,839	(18,084,816)
Tax Advantaged Bond Fund	74,705,167	4,594,610	420,615,436	(341,315,659)	6,199,617	381,538	34,804,822	(28,223,667)
Money Market Fund	298,596,227	—	365,292,020	(66,695,793)	298,596,227	—	365,292,019	(66,695,792)
LifePath Retirement Fund	227,057,809	6,124,967	719,912,647	(486,729,871)	19,014,825	502,063	60,265,438	(40,748,550)
LifePath 2020 Fund	418,502,527	31,690,897	958,268,927	(508,075,503)	30,341,990	2,298,105	69,387,400	(36,747,305)
LifePath 2030 Fund	441,859,764	38,281,572	823,063,727	(342,922,391)	30,725,018	2,627,425	57,172,447	(23,820,004)
LifePath 2040 Fund	344,414,524	29,735,813	392,323,230	(18,172,893)	23,265,306	1,955,017	26,409,992	(1,189,669)
LifePath 2050 Fund	81,095,129	8,905,321	124,873,480	(34,873,030)	7,985,994	848,931	12,288,901	(3,453,976)

	Class B Dollar Amounts				Class B Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$210	$142,528	$561,111	$(418,373)	23	15,309	61,974	(46,642)
Small/Mid Cap Equity Fund	7,264	18,798	504,966	(478,904)	749	1,689	50,901	(48,463)
International Equity Fund	—	—	219,164	(219,164)	—	—	22,175	(22,175)
S&P 500 Index Fund	101,778	139,798	2,288,044	(2,046,468)	6,297	8,209	144,484	(129,978)
Small Cap Index Fund	32,184	82,400	644,775	(530,191)	2,008	4,961	44,244	(37,275)
International Index Fund	2,792	23,012	429,156	(403,352)	268	2,141	40,146	(37,737)
Equity and Bond Fund	7,764	101,917	572,638	(462,957)	738	9,149	51,583	(41,696)
Bond Fund	94,258	95,901	948,732	(758,573)	8,245	8,395	83,107	(66,467)
Tax Advantaged Bond Fund	16,122	48,432	4,100,421	(4,035,867)	1,335	4,030	339,157	(333,792)
Money Market Fund	457,512	—	468,107	(10,595)	457,512	—	468,106	(10,594)
LifePath Retirement Fund	36,002	58,341	2,719,591	(2,625,248)	3,093	4,727	225,328	(217,508)
LifePath 2020 Fund	45,626	689,571	6,180,299	(5,445,102)	3,363	50,260	449,736	(396,113)
LifePath 2030 Fund	43,315	1,071,763	7,632,345	(6,517,267)	2,950	73,813	528,088	(451,325)
LifePath 2040 Fund	74,153	1,015,498	8,331,082	(7,241,431)	5,108	66,985	560,065	(487,972)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Premier Shares Dollar Amounts				Premier Shares Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$100,803,560	$7,629,477	$91,518,347	$16,914,690	10,639,379	775,351	9,669,592	1,745,138
Small/Mid Cap Equity Fund	58,118,714	727,514	51,455,730	7,390,498	5,550,943	61,502	4,964,044	648,401
International Equity Fund	22,977,367	—	17,957,048	5,020,319	2,216,302	—	1,733,765	482,537
S&P 500 Index Fund	428,228,194	12,992,438	352,359,492	88,861,140	27,159,979	764,263	22,454,754	5,469,488
Small Cap Index Fund	81,858,205	5,575,231	111,290,009	(23,856,573)	5,645,791	329,896	7,820,625	(1,844,938)
International Index Fund	60,925,256	1,992,114	48,705,033	14,212,337	5,690,234	186,178	4,549,377	1,327,035
Equity and Bond Fund	121,150,651	5,896,759	83,705,183	43,342,227	10,869,182	524,651	7,517,296	3,876,537
Bond Fund	361,225,800	6,240,361	121,277,420	246,188,741	31,519,594	544,704	10,605,690	21,458,608
Tax Advantaged Bond Fund	432,449,880	5,536,781	65,144,538	372,842,123	35,834,354	462,042	5,470,090	30,826,306
Money Market Fund	292,309,402	42	203,139,661	89,169,783	292,309,402	42	203,139,661	89,169,783
LifePath Retirement Fund	658,332,666	10,166,778	221,414,416	447,085,028	53,670,788	811,969	17,969,552	36,513,205
LifePath 2020 Fund	865,886,124	39,028,837	378,916,960	525,998,001	62,793,561	2,844,667	27,368,662	38,269,566
LifePath 2030 Fund	741,296,637	32,890,060	313,501,272	460,685,425	51,275,757	2,255,832	21,668,841	31,862,748
LifePath 2040 Fund	323,932,330	13,822,558	231,569,826	106,185,062	21,732,979	905,184	15,574,710	7,063,453
LifePath 2050 Fund	92,107,999	3,033,548	7,508,365	87,633,182	9,059,906	290,014	707,266	8,642,654

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$33,196	$292,374	$1,768,483	$(1,442,913)	3,400	29,743	184,637	(151,494)
Small/Mid Cap Equity Fund	(105)	24,312	1,029,309	(1,005,102)	(10)	2,243	105,887	(103,654)
International Equity Fund	—	—	273,651	(273,651)	—	—	27,105	(27,105)
S&P 500 Index Fund	151,940	302,947	6,541,830	(6,086,943)	9,472	17,623	409,625	(382,530)
Small Cap Index Fund	(107)	189,596	2,160,868	(1,971,379)	(6)	11,498	150,954	(139,462)
International Index Fund	47	31,634	627,351	(595,670)	4	2,935	58,541	(55,602)
Equity and Bond Fund	8,646	180,900	1,618,171	(1,428,625)	791	16,046	144,111	(127,274)
Bond Fund	64,432	55,778	1,076,483	(956,273)	5,599	4,875	94,240	(83,766)
Tax Advantaged Bond Fund	6,603	2,724	495,943	(486,616)	550	226	41,070	(40,294)
Money Market Fund	370,936	—	665,763	(294,827)	370,936	—	665,763	(294,827)
LifePath Retirement Fund	26,866	40,305	2,056,831	(1,989,660)	2,182	3,199	166,645	(161,264)
LifePath 2020 Fund	55,952	393,068	5,161,726	(4,712,706)	3,981	28,380	372,124	(339,763)
LifePath 2030 Fund	107,922	388,146	4,739,692	(4,243,624)	7,125	26,458	326,736	(293,153)
LifePath 2040 Fund	20,045	351,481	4,525,468	(4,153,942)	1,397	22,883	300,913	(276,633)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$42,393,285	$3,827,904	$14,709,106	$31,512,083	4,637,082	405,070	1,560,212	3,481,940
Small/Mid Cap Equity Fund	7,839,455	396,032	8,300,991	(65,504)	682,348	31,722	744,214	(30,144)
International Equity Fund	2,073,802	10,785	2,651,860	(567,273)	201,549	1,077	256,416	(53,790)
S&P 500 Index Fund	38,811,107	4,912,959	27,248,890	16,475,176	2,443,811	288,141	1,698,879	1,033,073
Small Cap Index Fund	10,227,573	3,480,554	13,426,458	281,669	667,863	202,360	876,999	(6,776)
International Index Fund	5,529,818	1,026,486	7,926,378	(1,370,074)	512,593	95,576	729,192	(121,023)
Equity and Bond Fund	6,470,722	1,672,499	5,682,913	2,460,308	583,850	150,173	514,286	219,737
Bond Fund	43,169,197	2,933,994	22,061,931	24,041,260	3,779,274	256,775	1,932,524	2,103,525
Money Market Fund	68,388,948	3,126	59,056,038	9,336,036	68,388,948	3,126	59,056,038	9,336,036
LifePath Retirement Fund	19,365,308	1,732,392	20,835,559	262,141	1,575,599	138,556	1,694,169	19,986
LifePath 2020 Fund	24,644,994	8,449,418	28,336,361	4,758,051	1,762,367	611,391	2,023,373	350,385
LifePath 2030 Fund	30,331,519	10,309,528	23,910,122	16,730,925	2,076,446	702,762	1,633,071	1,146,137
LifePath 2040 Fund	50,068,797	12,195,935	35,456,454	26,808,278	3,323,869	794,548	2,340,052	1,778,365

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,023,134	$161,330	$922,401	$262,063	110,635	17,163	98,012	29,786
Small/Mid Cap Equity Fund	639,451	20,665	763,950	(103,834)	62,088	1,811	74,564	(10,665)
International Equity Fund	328,945	—	353,000	(24,055)	32,808	—	34,526	(1,718)
S&P 500 Index Fund	4,306,654	187,831	3,696,137	798,348	272,595	11,068	228,999	54,664
Small Cap Index Fund	904,226	98,765	682,370	320,621	61,586	5,803	45,751	21,638
International Index Fund	460,886	36,250	486,333	10,803	42,678	3,372	45,418	632
Equity and Bond Fund	674,112	99,148	439,037	334,223	61,847	9,035	40,162	30,720
Bond Fund	1,409,045	52,672	1,016,742	444,975	123,711	4,607	89,018	39,300
Money Market Fund	3,026,780	—	3,481,215	(454,435)	3,026,780	—	3,481,215	(454,435)
LifePath Retirement Fund	3,311,024	80,886	3,467,955	(76,045)	276,104	6,590	284,144	(1,450)
LifePath 2020 Fund	6,846,598	730,064	7,591,737	(15,075)	495,384	53,251	547,291	1,344
LifePath 2030 Fund	10,389,292	1,229,228	9,566,430	2,052,090	721,207	84,891	660,681	145,417
LifePath 2040 Fund	9,582,901	823,975	10,135,486	271,390	644,710	54,424	673,199	25,935
LifePath 2050 Fund	4,974,518	270,044	2,966,750	2,277,812	487,164	25,694	288,965	223,893

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,606,783	$816,893	$4,885,898	$(1,462,222)	285,977	87,089	537,641	(164,575)
Small/Mid Cap Equity Fund	2,033,523	88,313	3,130,354	(1,008,518)	190,707	7,510	301,285	(103,068)
International Equity Fund	614,402	—	1,502,401	(887,999)	59,990	—	147,560	(87,570)
S&P 500 Index Fund	7,683,161	531,413	8,434,803	(220,229)	485,192	31,482	528,502	(11,828)
Small Cap Index Fund	1,857,470	312,898	2,537,817	(367,449)	123,517	18,341	169,389	(27,531)
International Index Fund	1,407,767	146,375	2,539,192	(985,050)	131,544	13,680	233,908	(88,684)
Equity and Bond Fund	1,935,377	271,142	2,176,488	30,031	176,405	24,669	197,730	3,344
Bond Fund	4,291,151	208,606	4,583,901	(84,144)	374,506	18,252	400,959	(8,201)
Money Market Fund	11,516,679	—	8,400,082	3,116,597	11,516,679	—	8,400,082	3,116,597
LifePath Retirement Fund	7,172,263	343,167	6,758,502	756,928	581,379	27,355	543,052	65,682
LifePath 2020 Fund	14,956,936	2,338,525	13,990,881	3,304,580	1,083,399	170,446	1,000,577	253,268
LifePath 2030 Fund	19,477,263	2,641,900	13,185,794	8,933,369	1,344,360	181,824	896,023	630,161
LifePath 2040 Fund	18,397,572	2,004,023	11,399,841	9,001,754	1,218,822	131,931	758,412	592,341
LifePath 2050 Fund	6,663,038	538,104	4,648,855	2,552,287	643,979	51,151	453,010	242,120

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2016	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$429,015	$96,764	$474,688	$51,091	45,239	10,229	52,049	3,419
Small/Mid Cap Equity Fund	385,557	13,216	439,628	(40,855)	33,754	1,074	41,164	(6,336)
International Equity Fund	96,200	91	129,780	(33,489)	9,317	9	12,822	(3,496)
S&P 500 Index Fund	1,180,463	83,376	425,639	838,200	74,144	4,899	26,945	52,098
Small Cap Index Fund	261,874	41,679	470,080	(166,527)	17,496	2,422	32,285	(12,367)
International Index Fund	149,657	20,361	201,697	(31,679)	13,867	1,894	18,762	(3,001)
Equity and Bond Fund	189,722	26,154	36,307	179,569	17,468	2,376	3,225	16,619
Bond Fund	335,866	22,589	577,217	(218,762)	29,356	1,971	51,162	(19,835)
Money Market Fund	531,506	20	617,399	(85,873)	531,506	20	617,399	(85,873)
LifePath Retirement Fund	257,422	29,890	308,186	(20,874)	21,007	2,395	25,160	(1,758)
LifePath 2020 Fund	543,887	142,072	595,907	90,052	38,888	10,302	42,060	7,130
LifePath 2030 Fund	1,035,484	179,218	222,566	992,136	70,332	12,208	15,206	67,334
LifePath 2040 Fund	1,625,229	237,950	607,213	1,255,966	106,035	15,332	40,532	80,835

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the year ended December 31, 2016 (effective May 23, 2016, Legacy Class A shares were renamed Premier shares).

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Premier	Class A Share Amounts from Premier	Class A Dollar Amounts from Legacy Class B	Class A Share Amounts from Legacy Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2
Equity Fund	$269,321	29,729	$75,435,846	8,372,458	$710,906	74,649	$384,360	40,633
Small/Mid Cap Equity Fund	311,459	29,124	41,728,612	3,951,573	450,533	39,313	856,644	77,669
International Equity Fund	132,776	13,143	14,128,792	1,377,075	111,634	10,946	169,838	16,178
S&P 500 Index Fund	1,327,424	84,232	283,759,203	18,318,864	2,691,429	163,460	1,701,202	105,709
Small Cap Index Fund	411,513	27,480	94,495,065	6,640,553	864,133	53,869	871,674	55,713
International Index Fund	272,365	25,494	37,032,124	3,467,427	234,461	21,527	431,456	39,380
Equity and Bond Fund	252,874	22,726	65,771,605	5,990,128	603,855	53,267	46,964	4,175
Bond Fund	429,339	37,561	71,600,201	6,258,759	320,578	27,970	188,138	16,216
Tax Advantaged Bond Fund	45,390	3,763	9,740,962	805,705	11,524	965	—	—
Money Market Fund	97,108	97,108	42,714,104	42,714,104	73,971	73,971	213,331	213,331
LifePath Retirement Fund	1,446,168	120,613	129,557,308	10,850,696	616,153	50,247	799,509	64,935
LifePath 2020 Fund	3,412,579	246,346	253,591,423	18,402,861	1,821,510	128,027	1,485,263	104,112
LifePath 2030 Fund	4,405,119	303,401	232,566,629	16,218,036	1,838,870	123,183	2,271,068	152,309
LifePath 2040 Fund	4,871,894	325,409	194,903,047	13,222,731	1,834,987	118,678	1,472,591	95,457
LifePath 2050 Fund	—	—	—	—	—	—	1,086,121	104,581

Fund	Premier Dollar Amounts from Class A	Premier Share Amounts from Class A	Premier Dollar Amounts from Legacy Class B	Premier Share Amounts from Legacy Class B
Equity Fund	$91,948,338	9,724,942	$555,563	59,944
Small/Mid Cap Equity Fund	51,234,502	4,915,769	285,254	28,823
International Equity Fund	21,042,407	2,028,967	81,904	8,045
S&P 500 Index Fund	368,583,356	23,485,749	2,060,296	136,187
Small Cap Index Fund	69,301,901	4,820,383	708,482	52,234
International Index Fund	54,337,360	5,080,159	240,016	22,872
Equity and Bond Fund	106,726,775	9,594,867	502,525	45,926
Bond Fund	319,381,617	27,883,355	438,598	38,526
Tax Advantaged Bond Fund	387,294,740	32,087,968	16,529	1,370
Money Market Fund	144,967,308	144,967,308	83,748	83,748
LifePath Retirement Fund	601,703,109	49,134,387	619,907	51,363
LifePath 2020 Fund	803,309,820	58,335,152	1,787,405	132,441
LifePath 2030 Fund	677,200,622	46,946,036	1,561,380	111,358
LifePath 2040 Fund	296,212,429	19,898,617	1,494,389	103,788
LifePath 2050 Fund	85,068,626	8,391,127	—	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Fund	Class R-1 Dollar Amounts from Premier	Class R-1 Share Amounts from Premier	Class R-2 Dollar Amounts from Premier	Class R-2 Share Amounts from Premier	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1	Class R-3 Dollar Amounts from Institutional	Class R-3 Share Amounts from Institutional
Equity Fund	$31,600	3,446	$29,338	3,206	$422,091	43,986	$105,097	11,374
Small/Mid Cap Equity Fund	15,623	1,541	13,225	1,267	279,036	26,282	39,730	3,645
International Equity Fund	3,716	357	934	89	93,911	9,064	—	—
S&P 500 Index Fund	109,377	6,936	83,293	5,305	1,405,864	85,899	—	—
Small Cap Index Fund	1,563	107	17,544	1,202	203,495	13,370	—	—
International Index Fund	480	44	6,532	594	96,726	9,061	—	—
Equity and Bond Fund	3,982	364	125,937	11,470	146,481	13,351	30,906	2,807
Bond Fund	36,078	3,143	77,376	6,752	228,700	19,937	73,934	6,440
Tax Advantaged Bond Fund	—	—	—	—	—	—	—	—
Money Market Fund	22,976	22,976	52,169	52,169	802,383	802,383	4,389	4,389
LifePath Retirement Fund	13,509	1,116	14,543	1,175	1,713,835	137,130	—	—
LifePath 2020 Fund	30,127	2,172	124,130	8,937	3,296,054	237,482	—	—
LifePath 2030 Fund	75,384	5,202	94,252	6,478	4,169,438	285,513	—	—
LifePath 2040 Fund	34,467	2,304	34,182	2,274	6,283,001	410,946	16,258	1,059
LifePath 2050 Fund	—	—	—	—	1,468,213	139,157	—	—

(1)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)	Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund’s share classes for the past five years, or if the performance information is not available for these periods, since the share class’ inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (b)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (f)	$9.28	$0.03	$0.83	$0.86	$—	$—	$—
Year ended 12/31/2016	9.17	0.05	0.67	0.72	(0.04)	(0.57)	(0.61)
Year ended 12/31/2015	9.73	0.05	0.03	0.08	(0.06)	(0.58)	(0.64)
Year ended 12/31/2014	8.62	0.05	1.25	1.30	(0.06)	(0.13)	(0.19)
Year ended 12/31/2013	6.53	0.04	2.09	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.69	0.07	0.84	0.91	(0.07)	—	(0.07)
Class B Shares
Six months ended 06/30/2017 (f)	9.19	0.01	0.82	0.83	—	—	—
Year ended 12/31/2016	9.12	(0.02)	0.66	0.64	—	(0.57)	(0.57)
Year ended 12/31/2015	9.68	(0.01)	0.03	0.02	—	(0.58)	(0.58)
Year ended 12/31/2014	8.59	(0.02)	1.24	1.22	—	(0.13)	(0.13)
Year ended 12/31/2013	6.53	(0.02)	2.08	2.06	—	—	—
Year ended 12/31/2012	5.68	0.02	0.85	0.87	(0.02)	—	(0.02)
Premier Shares (g)
Six months ended 06/30/2017 (f)	9.72	0.04	0.86	0.90	—	—	—
Year ended 12/31/2016	9.58	0.06	0.70	0.76	(0.05)	(0.57)	(0.62)
Year ended 12/31/2015	10.12	0.06	0.03	0.09	(0.05)	(0.58)	(0.63)
Year ended 12/31/2014	8.96	0.05	1.29	1.34	(0.05)	(0.13)	(0.18)
Year ended 12/31/2013	6.79	0.04	2.17	2.21	(0.04)	—	(0.04)
Year ended 12/31/2012	5.90	0.07	0.88	0.95	(0.06)	—	(0.06)
Legacy Class B Shares
Six months ended 06/30/2017 (f)	9.70	0.02	0.86	0.88	—	—	—
Year ended 12/31/2016	9.56	0.01	0.70	0.71	—	(0.57)	(0.57)
Year ended 12/31/2015	10.10	0.02	0.02	0.04	—	(0.58)	(0.58)
Year ended 12/31/2014	8.93	0.01	1.29	1.30	—	(0.13)	(0.13)
Year ended 12/31/2013	6.77	0.01	2.15	2.16	—	—	—
Year ended 12/31/2012	5.88	0.04	0.88	0.92	(0.03)	—	(0.03)
Institutional Shares
Six months ended 06/30/2017 (f)	9.33	0.04	0.83	0.87	—	—	—
Year ended 12/31/2016	9.22	0.07	0.68	0.75	(0.07)	(0.57)	(0.64)
Year ended 12/31/2015	9.77	0.08	0.03	0.11	(0.08)	(0.58)	(0.66)
Year ended 12/31/2014	8.65	0.07	1.25	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.06	2.09	2.15	(0.06)	—	(0.06)
Year ended 12/31/2012	5.71	0.08	0.85	0.93	(0.08)	—	(0.08)
Class R-1 Shares
Six months ended 06/30/2017 (f)	9.28	0.02	0.83	0.85	—	—	—
Year ended 12/31/2016	9.18	0.02	0.67	0.69	(0.02)	(0.57)	(0.59)
Year ended 12/31/2015	9.73	0.02	0.04	0.06	(0.03)	(0.58)	(0.61)
Year ended 12/31/2014	8.63	0.02	1.23	1.25	(0.02)	(0.13)	(0.15)
Year ended 12/31/2013	6.53	0.01	2.09	2.10	—	—	—
Year ended 12/31/2012	5.69	0.05	0.84	0.89	(0.05)	—	(0.05)
Class R-2 Shares
Six months ended 06/30/2017 (f)	9.26	0.03	0.82	0.85	—	—	—
Year ended 12/31/2016	9.16	0.04	0.66	0.70	(0.03)	(0.57)	(0.60)
Year ended 12/31/2015	9.71	0.04	0.03	0.07	(0.04)	(0.58)	(0.62)
Year ended 12/31/2014	8.60	0.04	1.24	1.28	(0.04)	(0.13)	(0.17)
Year ended 12/31/2013	6.52	0.03	2.08	2.11	(0.03)	—	(0.03)
Year ended 12/31/2012	5.68	0.06	0.84	0.90	(0.06)	—	(0.06)
Class R-3 Shares
Six months ended 06/30/2017 (f)	9.34	0.04	0.83	0.87	—	—	—
Year ended 12/31/2016	9.24	0.07	0.67	0.74	(0.07)	(0.57)	(0.64)
Year ended 12/31/2015	9.77	0.08	0.03	0.11	(0.06)	(0.58)	(0.64)
Year ended 12/31/2014	8.65	0.06	1.26	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.05	2.08	2.13	(0.04)	—	(0.04)
Year ended 12/31/2012	5.70	0.08	0.86	0.94	(0.08)	—	(0.08)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income distribution represents less than $0.01 per share for Legacy Class B shares in 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

(g)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

144	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$10.14	9.27%	$133.7	1.02%	0.66%	1.15%	0.53%	60%
9.28	7.81	128.8	1.15	0.52	1.15	0.52	57
9.17	0.74	136.9	1.15	0.54	1.15	0.54	52
9.73	14.95	116.4	1.16	0.52	1.16	0.52	51
8.62	32.63	83.3	1.17	0.48	1.17	0.48	69
6.53	15.93	52.4	1.18	1.06	1.18	1.06	56

10.02	9.03	2.4	1.37	0.31	1.85	(0.17)	60
9.19	6.94	2.4	1.85	(0.17)	1.85	(0.17)	57
9.12	0.17	2.8	1.85	(0.14)	1.85	(0.14)	52
9.68	14.13	3.2	1.86	(0.17)	1.86	(0.17)	51
8.59	31.55	2.8	1.86	(0.21)	1.86	(0.21)	69
6.53	15.35	5.1	1.88	0.34	1.88	0.34	56

10.62	9.26	141.7	0.92	0.76	1.05	0.63	60
9.72	7.87	131.3	1.08	0.58	1.08	0.58	57
9.58	0.84	112.7	1.15	0.56	1.15	0.56	52
10.12	14.88	114.5	1.16	0.53	1.16	0.53	51
8.96	32.50	102.1	1.17	0.47	1.17	0.47	69
6.79	16.14	79.1	1.18	1.03	1.18	1.03	56

10.58	9.07	4.3	1.24	0.44	1.55	0.13	60
9.70	7.35	5.3	1.55	0.13	1.55	0.13	57
9.56	0.36	6.6	1.55	0.18	1.55	0.18	52
10.10	14.53	8.9	1.56	0.14	1.56	0.14	51
8.93	31.91	10.0	1.57	0.07	1.57	0.07	69
6.77	15.62	9.9	1.58	0.60	1.58	0.60	56

10.20	9.32	295.8	0.90	0.78	0.90	0.78	60
9.33	8.04	281.5	0.90	0.77	0.90	0.77	57
9.22	1.06	246.1	0.90	0.80	0.90	0.80	52
9.77	15.24	235.2	0.91	0.78	0.91	0.78	51
8.65	32.74	205.4	0.92	0.72	0.92	0.72	69
6.56	16.28	153.4	0.93	1.29	0.93	1.29	56

10.13	9.16	2.6	1.22	0.46	1.47	0.21	60
9.28	7.40	2.7	1.47	0.20	1.47	0.20	57
9.18	0.54	2.4	1.47	0.23	1.47	0.23	52
9.73	14.45	2.3	1.48	0.21	1.48	0.21	51
8.63	32.16	2.1	1.48	0.16	1.48	0.16	69
6.53	15.61	2.7	1.50	0.73	1.50	0.73	56

10.11	9.18	14.3	1.11	0.57	1.27	0.41	60
9.26	7.57	13.4	1.27	0.40	1.27	0.40	57
9.16	0.70	14.8	1.27	0.43	1.27	0.43	52
9.71	14.85	14.2	1.28	0.40	1.28	0.40	51
8.60	32.35	11.2	1.29	0.36	1.29	0.36	69
6.52	15.82	9.9	1.30	0.95	1.30	0.95	56

10.21	9.31	1.5	0.97	0.72	0.97	0.72	60
9.34	7.88	1.5	0.97	0.70	0.97	0.70	57
9.24	1.10	1.5	0.97	0.75	0.97	0.75	52
9.77	15.15	2.3	0.98	0.71	0.98	0.71	51
8.65	32.55	2.2	0.98	0.65	0.98	0.65	69
6.56	16.42	2.3	1.00	1.22	1.00	1.22	56

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (g)	$12.03	$0.02	$0.29	$0.31	$—	$—	$—
Year ended 12/31/2016	10.79	(0.01)	1.35	1.34	—	(0.10)	(0.10)
Year ended 12/31/2015	11.81	0.02	(0.59)	(0.57)	(0.01)	(0.44)	(0.45)
Year ended 12/31/2014	12.71	(0.03)	0.57	0.54	—	(1.44)	(1.44)
Year ended 12/31/2013	10.49	(0.05)	3.62	3.57	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.99	0.05	1.45	1.50	—	—	—
Class B Shares
Six months ended 06/30/2017 (g)	11.07	—	0.26	0.26	—	—	—
Year ended 12/31/2016	10.00	(0.08)	1.25	1.17	—	(0.10)	(0.10)
Year ended 12/31/2015	11.04	(0.06)	(0.54)	(0.60)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.04	(0.10)	0.54	0.44	—	(1.44)	(1.44)
Year ended 12/31/2013	10.02	(0.11)	3.45	3.34	—	(1.32)	(1.32)
Year ended 12/31/2012	8.65	(0.02)	1.39	1.37	—	—	—
Premier Shares (h)
Six months ended 06/30/2017 (g)	11.77	0.02	0.29	0.31	—	—	—
Year ended 12/31/2016	10.55	—	1.32	1.32	—	(0.10)	(0.10)
Year ended 12/31/2015	11.55	0.02	(0.57)	(0.55)	(0.01)	(0.44)	(0.45)
Year ended 12/31/2014	12.46	(0.03)	0.56	0.53	—	(1.44)	(1.44)
Year ended 12/31/2013	10.31	(0.05)	3.55	3.50	(0.03)	(1.32)	(1.35)
Year ended 12/31/2012	8.83	0.05	1.43	1.48	—	—	—
Legacy Class B Shares
Six months ended 06/30/2017 (g)	10.78	0.01	0.25	0.26	—	—	—
Year ended 12/31/2016	9.71	(0.05)	1.22	1.17	—	(0.10)	(0.10)
Year ended 12/31/2015	10.70	(0.03)	(0.52)	(0.55)	—	(0.44)	(0.44)
Year ended 12/31/2014	11.69	(0.08)	0.53	0.45	—	(1.44)	(1.44)
Year ended 12/31/2013	9.75	(0.09)	3.35	3.26	—	(1.32)	(1.32)
Year ended 12/31/2012	8.39	0.01	1.35	1.36	—	—	—
Institutional Shares
Six months ended 06/30/2017 (g)	12.39	0.03	0.29	0.32	—	—	—
Year ended 12/31/2016	11.08	0.02	1.40	1.42	(0.01)	(0.10)	(0.11)
Year ended 12/31/2015	12.11	0.05	(0.60)	(0.55)	(0.04)	(0.44)	(0.48)
Year ended 12/31/2014	12.96	—	0.59	0.59	—	(1.44)	(1.44)
Year ended 12/31/2013	10.68	(0.02)	3.68	3.66	(0.06)	(1.32)	(1.38)
Year ended 12/31/2012	9.13	0.08	1.47	1.55	—	—	—
Class R-1 Shares
Six months ended 06/30/2017 (g)	11.35	0.01	0.27	0.28	—	—	—
Year ended 12/31/2016	10.21	(0.04)	1.28	1.24	—	(0.10)	(0.10)
Year ended 12/31/2015	11.22	(0.02)	(0.55)	(0.57)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.18	(0.07)	0.55	0.48	—	(1.44)	(1.44)
Year ended 12/31/2013	10.11	(0.09)	3.48	3.39	—	(1.32)	(1.32)
Year ended 12/31/2012	8.69	0.02	1.40	1.42	—	—	—
Class R-2 Shares
Six months ended 06/30/2017 (g)	11.69	0.01	0.29	0.30	—	—	—
Year ended 12/31/2016	10.50	(0.02)	1.31	1.29	—	(0.10)	(0.10)
Year ended 12/31/2015	11.50	—	(0.56)	(0.56)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.43	(0.05)	0.56	0.51	—	(1.44)	(1.44)
Year ended 12/31/2013	10.29	(0.06)	3.54	3.48	(0.02)	(1.32)	(1.34)
Year ended 12/31/2012	8.83	0.04	1.42	1.46	—	—	—
Class R-3 Shares
Six months ended 06/30/2017 (g)	12.24	0.02	0.29	0.31	—	—	—
Year ended 12/31/2016	10.95	0.01	1.38	1.39	—	(0.10)	(0.10)
Year ended 12/31/2015	11.97	0.04	(0.59)	(0.55)	(0.03)	(0.44)	(0.47)
Year ended 12/31/2014	12.84	(0.01)	0.58	0.57	—	(1.44)	(1.44)
Year ended 12/31/2013	10.59	(0.03)	3.65	3.62	(0.05)	(1.32)	(1.37)
Year ended 12/31/2012	9.06	0.07	1.46	1.53	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2017, Premier shares in 2016, Class R-2 shares in 2015 and Institutional shares in 2014.

(c)	Net investment income distribution represents less than $0.01 per share for Class R-3 shares in 2016 and Class R-2 shares in 2015.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Unaudited.

(h)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

146	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (e)

$12.34	2.58%	$93.7	1.17%	0.31%	1.39%	0.09%	157%
12.03	12.41	93.8	1.39	(0.08)	1.39	(0.08)	104
10.79	(4.82)	93.2	1.39	0.14	1.39	0.14	120
11.81	4.13	90.7	1.40	(0.26)	1.40	(0.26)	102
12.71	34.04	80.2	1.40	(0.41)	1.40	(0.41)	116
10.49	16.69	50.4	1.40	0.55	1.42	0.53	91

11.33	2.35	11.8	1.52	(0.04)	2.09	(0.61)	157
11.07	11.69	11.8	2.09	(0.78)	2.09	(0.78)	104
10.00	(5.46)	11.2	2.09	(0.55)	2.09	(0.55)	120
11.04	3.54	12.8	1.98	(0.84)	1.98	(0.84)	102
12.04	33.33	13.6	1.90	(0.91)	1.90	(0.91)	116
10.02	15.84	10.9	2.10	(0.18)	2.12	(0.20)	91

12.08	2.63	110.1	1.07	0.41	1.29	0.19	157
11.77	12.51	108.9	1.32	(0.02)	1.32	(0.02)	104
10.55	(4.77)	90.8	1.39	0.14	1.39	0.14	120
11.55	4.13	98.1	1.39	(0.26)	1.39	(0.26)	102
12.46	33.92	98.1	1.40	(0.42)	1.40	(0.42)	116
10.31	16.76	75.7	1.40	0.52	1.42	0.50	91

11.04	2.41	9.4	1.37	0.10	1.79	(0.32)	157
10.78	12.04	9.9	1.79	(0.48)	1.79	(0.48)	104
9.71	(5.17)	10.0	1.79	(0.25)	1.79	(0.25)	120
10.70	3.73	12.0	1.79	(0.66)	1.79	(0.66)	102
11.69	33.42	14.2	1.80	(0.82)	1.80	(0.82)	116
9.75	16.21	12.8	1.80	0.07	1.82	0.05	91

12.71	2.58	49.1	1.04	0.43	1.14	0.33	157
12.39	12.81	49.6	1.14	0.17	1.14	0.17	104
11.08	(4.56)	44.7	1.14	0.39	1.14	0.39	120
12.11	4.44	46.8	1.14	(0.01)	1.14	(0.01)	102
12.96	34.25	45.1	1.15	(0.16)	1.15	(0.16)	116
10.68	16.98	32.4	1.15	0.79	1.17	0.77	91

11.63	2.47	3.6	1.36	0.11	1.71	(0.24)	157
11.35	12.14	3.7	1.71	(0.40)	1.71	(0.40)	104
10.21	(5.11)	3.4	1.71	(0.18)	1.71	(0.18)	120
11.22	3.83	3.3	1.71	(0.58)	1.71	(0.58)	102
12.18	33.53	3.7	1.72	(0.74)	1.72	(0.74)	116
10.11	16.34	3.2	1.72	0.17	1.74	0.15	91

11.99	2.57	11.7	1.26	0.21	1.51	(0.04)	157
11.69	12.28	11.8	1.51	(0.20)	1.51	(0.20)	104
10.50	(4.88)	11.7	1.51	0.03	1.51	0.03	120
11.50	3.98	11.9	1.52	(0.38)	1.52	(0.38)	102
12.43	33.78	10.5	1.52	(0.52)	1.52	(0.52)	116
10.29	16.53	9.1	1.52	0.45	1.54	0.43	91

12.55	2.53	3.1	1.11	0.38	1.21	0.28	157
12.24	12.71	3.0	1.21	0.10	1.21	0.10	104
10.95	(4.60)	2.7	1.21	0.32	1.21	0.32	120
11.97	4.33	2.8	1.21	(0.08)	1.21	(0.08)	102
12.84	34.19	2.8	1.22	(0.23)	1.22	(0.23)	116
10.59	16.89	2.1	1.22	0.72	1.24	0.70	91

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (h)	$9.97	$0.05	$1.99	$2.04	$—	$—	$—
Year ended 12/31/2016	10.55	0.02	(0.60)	(0.58)	—	—	—
Year ended 12/31/2015	10.63	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)
Year ended 12/31/2014	11.42	0.03	(0.75)	(0.72)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.82	0.06	1.66	1.72	(0.12)	—	(0.12)
Year ended 12/31/2012	8.28	0.09	1.45	1.54	—	—	—
Class B Shares
Six months ended 06/30/2017 (h)	9.72	0.03	1.94	1.97	—	—	—
Year ended 12/31/2016	10.35	(0.06)	(0.57)	(0.63)	—	—	—
Year ended 12/31/2015	10.48	(0.06)	(0.07)	(0.13)	—	—	—
Year ended 12/31/2014	11.27	(0.04)	(0.75)	(0.79)	—	—	—
Year ended 12/31/2013	9.69	0.02	1.64	1.66	(0.08)	—	(0.08)
Year ended 12/31/2012	8.23	0.03	1.43	1.46	—	—	—
Premier Shares (i)
Six months ended 06/30/2017 (h)	10.08	0.05	2.01	2.06	—	—	—
Year ended 12/31/2016	10.65	0.02	(0.59)	(0.57)	—	—	—
Year ended 12/31/2015	10.72	0.01	(0.06)	(0.05)	(0.02)	—	(0.02)
Year ended 12/31/2014	11.53	0.03	(0.77)	(0.74)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.91	0.06	1.68	1.74	(0.12)	—	(0.12)
Year ended 12/31/2012	8.35	0.09	1.47	1.56	—	—	—
Legacy Class B Shares
Six months ended 06/30/2017 (h)	9.88	0.04	1.97	2.01	—	—	—
Year ended 12/31/2016	10.49	(0.03)	(0.58)	(0.61)	—	—	—
Year ended 12/31/2015	10.59	(0.03)	(0.07)	(0.10)	—	—	—
Year ended 12/31/2014	11.38	(0.02)	(0.75)	(0.77)	(0.02)	—	(0.02)
Year ended 12/31/2013	9.79	0.02	1.64	1.66	(0.07)	—	(0.07)
Year ended 12/31/2012	8.29	0.05	1.45	1.50	—	—	—
Institutional Shares
Six months ended 06/30/2017 (h)	10.08	0.05	2.02	2.07	—	—	—
Year ended 12/31/2016	10.64	0.04	(0.59)	(0.55)	(0.01)	—	(0.01)
Year ended 12/31/2015	10.72	0.04	(0.07)	(0.03)	(0.05)	—	(0.05)
Year ended 12/31/2014	11.53	0.06	(0.77)	(0.71)	(0.10)	—	(0.10)
Year ended 12/31/2013	9.91	0.09	1.67	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.47	1.58	—	—	—
Class R-1 Shares
Six months ended 06/30/2017 (h)	9.88	0.03	1.98	2.01	—	—	—
Year ended 12/31/2016	10.48	(0.02)	(0.58)	(0.60)	—	—	—
Year ended 12/31/2015	10.57	(0.03)	(0.06)	(0.09)	—	—	—
Year ended 12/31/2014	11.36	—	(0.76)	(0.76)	(0.03)	—	(0.03)
Year ended 12/31/2013	9.77	0.03	1.64	1.67	(0.08)	—	(0.08)
Year ended 12/31/2012	8.26	0.06	1.45	1.51	—	—	—
Class R-2 Shares
Six months ended 06/30/2017 (h)	9.95	0.04	1.99	2.03	—	—	—
Year ended 12/31/2016	10.54	—	(0.59)	(0.59)	—	—	—
Year ended 12/31/2015	10.61	—	(0.06)	(0.06)	(0.01)	—	(0.01)
Year ended 12/31/2014	11.41	0.01	(0.75)	(0.74)	(0.06)	—	(0.06)
Year ended 12/31/2013	9.81	0.04	1.67	1.71	(0.11)	—	(0.11)
Year ended 12/31/2012	8.29	0.08	1.44	1.52	—	—	—
Class R-3 Shares
Six months ended 06/30/2017 (h)	10.07	0.05	2.02	2.07	—	—	—
Year ended 12/31/2016	10.64	0.03	(0.60)	(0.57)	—	—	—
Year ended 12/31/2015	10.71	0.03	(0.06)	(0.03)	(0.04)	—	(0.04)
Year ended 12/31/2014	11.52	0.05	(0.77)	(0.72)	(0.09)	—	(0.09)
Year ended 12/31/2013	9.90	0.08	1.68	1.76	(0.14)	—	(0.14)
Year ended 12/31/2012	8.33	0.11	1.46	1.57	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-2 shares in 2016 and 2015 and Class R-1 shares in 2014.

(c)	Net investment income distribution represents less than $0.01 per share for Class R-3 shares in 2016 and Class B shares in 2014.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Net investment income (loss) represents less than 0.005% per share for Class R-2 shares in 2016.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

148	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e) (g)	Expenses (e)	Net investment income (loss) (e) (g)	Portfolio turnover rate (e)

$12.01	20.46%	$38.7	1.36%	0.85%	1.49%	0.72%	59%
9.97	(5.50)	34.0	1.50	0.19	1.53	0.16	103
10.55	(0.53)	44.6	1.50	0.08	1.52	0.06	124
10.63	(6.29)	41.3	1.50	0.24	1.54	0.20	96
11.42	17.53	41.0	1.50	0.56	1.53	0.53	77
9.82	18.60	30.0	1.50	0.99	1.55	0.94	47

11.69	20.27	10.5	1.69	0.53	2.19	0.03	59
9.72	(6.09)	8.8	2.20	(0.57)	2.22	(0.59)	103
10.35	(1.24)	9.6	2.20	(0.60)	2.22	(0.62)	124
10.48	(6.97)	9.9	2.11	(0.35)	2.15	(0.39)	96
11.27	17.16	10.8	1.85	0.24	1.88	0.21	77
9.69	17.74	9.2	2.20	0.30	2.25	0.25	47

12.14	20.44	57.7	1.25	0.97	1.39	0.83	59
10.08	(5.35)	47.3	1.44	0.15	1.45	0.14	103
10.65	(0.47)	44.8	1.50	0.11	1.52	0.09	124
10.72	(6.43)	46.9	1.50	0.26	1.54	0.22	96
11.53	17.53	51.2	1.50	0.59	1.53	0.56	77
9.91	18.68	44.5	1.50	1.00	1.55	0.95	47

11.89	20.34	10.5	1.55	0.67	1.89	0.33	59
9.88	(5.82)	8.9	1.90	(0.27)	1.92	(0.29)	103
10.49	(0.94)	9.7	1.90	(0.30)	1.92	(0.32)	124
10.59	(6.73)	10.1	1.90	(0.14)	1.94	(0.18)	96
11.38	16.99	11.5	1.90	0.20	1.93	0.17	77
9.79	18.09	10.7	1.90	0.61	1.95	0.56	47

12.15	20.54	21.7	1.24	0.99	1.24	0.99	59
10.08	(5.19)	17.9	1.25	0.39	1.27	0.37	103
10.64	(0.29)	19.5	1.25	0.35	1.27	0.33	124
10.72	(6.19)	19.1	1.25	0.50	1.29	0.46	96
11.53	17.81	20.3	1.25	0.83	1.28	0.80	77
9.91	18.97	17.1	1.25	1.25	1.30	1.20	47

11.89	20.34	2.4	1.55	0.62	1.81	0.36	59
9.88	(5.73)	2.3	1.82	(0.18)	1.84	(0.20)	103
10.48	(0.85)	2.5	1.82	(0.24)	1.84	(0.26)	124
10.57	(6.71)	2.4	1.82	(0.04)	1.86	(0.08)	96
11.36	17.14	2.9	1.82	0.27	1.85	0.24	77
9.77	18.28	2.5	1.82	0.69	1.87	0.64	47

11.98	20.40	5.7	1.45	0.78	1.61	0.62	59
9.95	(5.60)	4.7	1.62	0.03	1.65	0.00	103
10.54	(0.59)	5.8	1.62	(0.01)	1.64	(0.03)	124
10.61	(6.48)	6.2	1.62	0.10	1.66	0.06	96
11.41	17.40	5.8	1.62	0.40	1.65	0.37	77
9.81	18.34	5.9	1.62	0.87	1.67	0.82	47

12.14	20.56	2.2	1.31	0.92	1.31	0.92	59
10.07	(5.34)	1.8	1.32	0.30	1.34	0.28	103
10.64	(0.29)	1.9	1.32	0.29	1.34	0.27	124
10.71	(6.25)	2.1	1.32	0.43	1.36	0.39	96
11.52	17.74	2.2	1.32	0.76	1.35	0.73	77
9.90	18.85	1.9	1.32	1.20	1.37	1.15	47

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (g)	$16.71	$0.13	$1.38	$1.51	$—	$—	$—
Year ended 12/31/2016	15.37	0.24	1.49	1.73	(0.25)	(0.14)	(0.39)
Year ended 12/31/2015	15.52	0.21	(0.11)	0.10	(0.21)	(0.04)	(0.25)
Year ended 12/31/2014	13.91	0.18	1.61	1.79	(0.18)	—	(0.18)
Year ended 12/31/2013	10.72	0.16	3.20	3.36	(0.17)	—	(0.17)
Year ended 12/31/2012	9.45	0.16	1.27	1.43	(0.16)	—	(0.16)
Class B Shares
Six months ended 06/30/2017 (g)	16.84	0.10	1.39	1.49	—	—	—
Year ended 12/31/2016	15.48	0.12	1.50	1.62	(0.12)	(0.14)	(0.26)
Year ended 12/31/2015	15.60	0.09	(0.10)	(0.01)	(0.07)	(0.04)	(0.11)
Year ended 12/31/2014	13.98	0.08	1.60	1.68	(0.06)	—	(0.06)
Year ended 12/31/2013	10.76	0.07	3.20	3.27	(0.05)	—	(0.05)
Year ended 12/31/2012	9.48	0.09	1.27	1.36	(0.08)	—	(0.08)
Premier Shares (h)
Six months ended 06/30/2017 (g)	16.80	0.14	1.39	1.53	—	—	—
Year ended 12/31/2016	15.46	0.25	1.50	1.75	(0.27)	(0.14)	(0.41)
Year ended 12/31/2015	15.60	0.21	(0.11)	0.10	(0.20)	(0.04)	(0.24)
Year ended 12/31/2014	13.98	0.18	1.61	1.79	(0.17)	—	(0.17)
Year ended 12/31/2013	10.76	0.16	3.22	3.38	(0.16)	—	(0.16)
Year ended 12/31/2012	9.48	0.16	1.27	1.43	(0.15)	—	(0.15)
Legacy Class B Shares
Six months ended 06/30/2017 (g)	16.99	0.11	1.41	1.52	—	—	—
Year ended 12/31/2016	15.61	0.17	1.51	1.68	(0.16)	(0.14)	(0.30)
Year ended 12/31/2015	15.73	0.14	(0.10)	0.04	(0.12)	(0.04)	(0.16)
Year ended 12/31/2014	14.08	0.12	1.62	1.74	(0.09)	—	(0.09)
Year ended 12/31/2013	10.82	0.11	3.24	3.35	(0.09)	—	(0.09)
Year ended 12/31/2012	9.52	0.11	1.28	1.39	(0.09)	—	(0.09)
Institutional Shares
Six months ended 06/30/2017 (g)	16.86	0.14	1.40	1.54	—	—	—
Year ended 12/31/2016	15.51	0.28	1.50	1.78	(0.29)	(0.14)	(0.43)
Year ended 12/31/2015	15.65	0.25	(0.11)	0.14	(0.24)	(0.04)	(0.28)
Year ended 12/31/2014	14.02	0.22	1.62	1.84	(0.21)	—	(0.21)
Year ended 12/31/2013	10.79	0.20	3.22	3.42	(0.19)	—	(0.19)
Year ended 12/31/2012	9.51	0.19	1.27	1.46	(0.18)	—	(0.18)
Class R-1 Shares
Six months ended 06/30/2017 (g)	16.77	0.11	1.39	1.50	—	—	—
Year ended 12/31/2016	15.44	0.19	1.48	1.67	(0.20)	(0.14)	(0.34)
Year ended 12/31/2015	15.59	0.15	(0.10)	0.05	(0.16)	(0.04)	(0.20)
Year ended 12/31/2014	13.97	0.13	1.61	1.74	(0.12)	—	(0.12)
Year ended 12/31/2013	10.75	0.12	3.21	3.33	(0.11)	—	(0.11)
Year ended 12/31/2012	9.47	0.13	1.27	1.40	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2017 (g)	16.69	0.12	1.38	1.50	—	—	—
Year ended 12/31/2016	15.35	0.22	1.49	1.71	(0.23)	(0.14)	(0.37)
Year ended 12/31/2015	15.50	0.19	(0.11)	0.08	(0.19)	(0.04)	(0.23)
Year ended 12/31/2014	13.89	0.16	1.60	1.76	(0.15)	—	(0.15)
Year ended 12/31/2013	10.70	0.15	3.19	3.34	(0.15)	—	(0.15)
Year ended 12/31/2012	9.43	0.15	1.26	1.41	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2017 (g)	16.82	0.14	1.39	1.53	—	—	—
Year ended 12/31/2016	15.48	0.27	1.50	1.77	(0.29)	(0.14)	(0.43)
Year ended 12/31/2015	15.62	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)
Year ended 12/31/2014	14.00	0.20	1.61	1.81	(0.19)	—	(0.19)
Year ended 12/31/2013	10.78	0.19	3.22	3.41	(0.19)	—	(0.19)
Year ended 12/31/2012	9.50	0.18	1.27	1.45	(0.17)	—	(0.17)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio through May 11, 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	The 2012 portfolio turnover rate reflects the period from May 12, 2012 to December 31, 2012 and excludes in-kind contribution of portfolio securities received on May 12, 2012. Prior to May 12, 2012, the S&P 500 Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2012 through May 11, 2012 was 5%.

(g)	Unaudited.

(h)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

150	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (f)

$18.22	9.04%	$530.5	0.52%	1.48%	0.64%	1.36%	3%
16.71	11.21	505.1	0.68	1.49	0.68	1.49	3
15.37	0.64	491.5	0.73	1.31	0.73	1.31	3
15.52	12.84	382.7	0.74	1.25	0.74	1.25	2
13.91	31.46	273.3	0.75	1.30	0.75	1.30	3
10.72	15.02	154.6	0.76	1.54	0.76	1.54	2

18.33	8.85	8.8	0.88	1.12	1.34	0.66	3
16.84	10.42	9.3	1.38	0.79	1.38	0.79	3
15.48	(0.06)	10.6	1.43	0.60	1.43	0.60	3
15.60	12.04	12.6	1.44	0.54	1.44	0.54	2
13.98	30.41	13.0	1.44	0.59	1.44	0.59	3
10.76	14.37	18.5	1.47	0.83	1.47	0.83	2

18.33	9.11	623.3	0.42	1.58	0.54	1.46	3
16.80	11.25	569.8	0.61	1.55	0.61	1.55	3
15.46	0.64	439.8	0.73	1.31	0.73	1.31	3
15.60	12.79	446.6	0.74	1.25	0.74	1.25	2
13.98	31.42	406.0	0.75	1.30	0.75	1.30	3
10.76	15.13	315.1	0.77	1.53	0.77	1.53	2

18.51	8.95	14.6	0.74	1.26	1.04	0.96	3
16.99	10.73	17.6	1.08	1.09	1.08	1.09	3
15.61	0.22	22.1	1.13	0.90	1.13	0.90	3
15.73	12.35	29.9	1.14	0.85	1.14	0.85	2
14.08	30.97	37.0	1.14	0.91	1.14	0.91	3
10.82	14.63	40.2	1.17	1.10	1.17	1.10	2

18.40	9.13	220.1	0.39	1.60	0.39	1.60	3
16.86	11.45	198.2	0.43	1.73	0.43	1.73	3
15.51	0.90	166.3	0.48	1.56	0.48	1.56	3
15.65	13.10	148.6	0.49	1.50	0.49	1.50	2
14.02	31.73	117.4	0.50	1.55	0.50	1.55	3
10.79	15.37	82.5	0.52	1.78	0.52	1.78	2

18.27	8.94	9.4	0.71	1.28	0.96	1.03	3
16.77	10.78	9.5	1.00	1.16	1.00	1.16	3
15.44	0.31	7.9	1.05	0.99	1.05	0.99	3
15.59	12.45	6.9	1.06	0.93	1.06	0.93	2
13.97	31.01	8.1	1.07	0.99	1.07	0.99	3
10.75	14.77	6.5	1.09	1.20	1.09	1.20	2

18.19	8.99	26.1	0.61	1.38	0.76	1.23	3
16.69	11.09	24.8	0.80	1.37	0.80	1.37	3
15.35	0.51	23.0	0.85	1.19	0.85	1.19	3
15.50	12.69	20.2	0.86	1.13	0.86	1.13	2
13.89	31.22	19.4	0.86	1.19	0.86	1.19	3
10.70	14.98	15.7	0.89	1.42	0.89	1.42	2

18.35	9.10	4.2	0.46	1.53	0.46	1.53	3
16.82	11.36	3.4	0.49	1.66	0.49	1.66	3
15.48	0.83	2.3	0.55	1.49	0.55	1.49	3
15.62	12.95	2.1	0.56	1.42	0.56	1.42	2
14.00	31.61	3.5	0.57	1.49	0.57	1.49	3
10.78	15.32	2.5	0.59	1.72	0.59	1.72	2

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (f)	$16.82	$0.07	$0.72	$0.79	$—	$—	$—
Year ended 12/31/2016	14.52	0.10	2.87	2.97	(0.11)	(0.56)	(0.67)
Year ended 12/31/2015	16.23	0.06	(0.90)	(0.84)	(0.07)	(0.80)	(0.87)
Year ended 12/31/2014	16.54	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.65	0.03	4.72	4.75	(0.06)	(0.80)	(0.86)
Year ended 12/31/2012	11.35	0.13	1.59	1.72	(0.11)	(0.31)	(0.42)
Class B Shares
Six months ended 06/30/2017 (f)	16.37	0.05	0.71	0.76	—	—	—
Year ended 12/31/2016	14.16	0.02	2.77	2.79	(0.02)	(0.56)	(0.58)
Year ended 12/31/2015	15.88	(0.04)	(0.88)	(0.92)	—	(0.80)	(0.80)
Year ended 12/31/2014	16.25	(0.04)	0.59	0.55	—	(0.92)	(0.92)
Year ended 12/31/2013	12.46	(0.05)	4.64	4.59	—	(0.80)	(0.80)
Year ended 12/31/2012	11.18	0.04	1.57	1.61	(0.02)	(0.31)	(0.33)
Premier Shares (g)
Six months ended 06/30/2017 (f)	16.66	0.08	0.72	0.80	—	—	—
Year ended 12/31/2016	14.38	0.11	2.84	2.95	(0.11)	(0.56)	(0.67)
Year ended 12/31/2015	16.08	0.06	(0.90)	(0.84)	(0.06)	(0.80)	(0.86)
Year ended 12/31/2014	16.39	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.53	0.03	4.68	4.71	(0.05)	(0.80)	(0.85)
Year ended 12/31/2012	11.24	0.13	1.57	1.70	(0.10)	(0.31)	(0.41)
Legacy Class B Shares
Six months ended 06/30/2017 (f)	16.25	0.05	0.71	0.76	—	—	—
Year ended 12/31/2016	14.05	0.04	2.76	2.80	(0.04)	(0.56)	(0.60)
Year ended 12/31/2015	15.73	—	(0.88)	(0.88)	—	(0.80)	(0.80)
Year ended 12/31/2014	16.08	(0.01)	0.58	0.57	—	(0.92)	(0.92)
Year ended 12/31/2013	12.31	(0.03)	4.60	4.57	—	(0.80)	(0.80)
Year ended 12/31/2012	11.05	0.07	1.55	1.62	(0.05)	(0.31)	(0.36)
Institutional Shares
Six months ended 06/30/2017 (f)	16.95	0.08	0.74	0.82	—	—	—
Year ended 12/31/2016	14.62	0.14	2.89	3.03	(0.14)	(0.56)	(0.70)
Year ended 12/31/2015	16.34	0.10	(0.92)	(0.82)	(0.10)	(0.80)	(0.90)
Year ended 12/31/2014	16.64	0.09	0.62	0.71	(0.09)	(0.92)	(1.01)
Year ended 12/31/2013	12.71	0.07	4.75	4.82	(0.09)	(0.80)	(0.89)
Year ended 12/31/2012	11.39	0.16	1.60	1.76	(0.13)	(0.31)	(0.44)
Class R-1 Shares
Six months ended 06/30/2017 (f)	16.77	0.05	0.73	0.78	—	—	—
Year ended 12/31/2016	14.49	0.06	2.84	2.90	(0.06)	(0.56)	(0.62)
Year ended 12/31/2015	16.19	0.01	(0.90)	(0.89)	(0.01)	(0.80)	(0.81)
Year ended 12/31/2014	16.51	—	0.60	0.60	—	(0.92)	(0.92)
Year ended 12/31/2013	12.63	(0.01)	4.70	4.69	(0.01)	(0.80)	(0.81)
Year ended 12/31/2012	11.32	0.09	1.59	1.68	(0.06)	(0.31)	(0.37)
Class R-2 Shares
Six months ended 06/30/2017 (f)	16.82	0.06	0.73	0.79	—	—	—
Year ended 12/31/2016	14.52	0.09	2.85	2.94	(0.08)	(0.56)	(0.64)
Year ended 12/31/2015	16.22	0.04	(0.89)	(0.85)	(0.05)	(0.80)	(0.85)
Year ended 12/31/2014	16.53	0.03	0.61	0.64	(0.03)	(0.92)	(0.95)
Year ended 12/31/2013	12.64	0.01	4.72	4.73	(0.04)	(0.80)	(0.84)
Year ended 12/31/2012	11.34	0.11	1.59	1.70	(0.09)	(0.31)	(0.40)
Class R-3 Shares
Six months ended 06/30/2017 (f)	16.96	0.07	0.74	0.81	—	—	—
Year ended 12/31/2016	14.63	0.13	2.89	3.02	(0.13)	(0.56)	(0.69)
Year ended 12/31/2015	16.34	0.09	(0.91)	(0.82)	(0.09)	(0.80)	(0.89)
Year ended 12/31/2014	16.64	0.08	0.62	0.70	(0.08)	(0.92)	(1.00)
Year ended 12/31/2013	12.71	0.06	4.75	4.81	(0.08)	(0.80)	(0.88)
Year ended 12/31/2012	11.40	0.15	1.60	1.75	(0.13)	(0.31)	(0.44)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2015 and Class R-1 shares in 2014.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

(g)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

152	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$17.61	4.70%	$171.3	0.60%	0.82%	0.73%	0.69%	23%
16.82	20.36	170.9	0.78	0.68	0.80	0.66	19
14.52	(5.31)	112.7	0.93	0.38	0.93	0.38	15
16.23	3.99	105.3	0.93	0.31	0.94	0.30	16
16.54	37.57	87.0	0.94	0.23	0.96	0.21	14
12.65	15.22	51.5	0.95	1.05	0.98	1.02	14

17.13	4.64	13.5	0.88	0.55	1.28	0.15	23
16.37	19.65	13.3	1.34	0.15	1.36	0.13	19
14.16	(5.89)	12.0	1.59	(0.27)	1.59	(0.27)	15
15.88	3.36	14.0	1.50	(0.25)	1.50	(0.25)	16
16.25	36.84	14.4	1.49	(0.33)	1.51	(0.35)	14
12.46	14.48	10.7	1.65	0.33	1.68	0.30	14

17.46	4.80	189.6	0.50	0.92	0.63	0.79	23
16.66	20.44	180.0	0.74	0.77	0.75	0.76	19
14.38	(5.33)	181.9	0.93	0.39	0.93	0.39	15
16.08	3.99	199.7	0.93	0.31	0.94	0.30	16
16.39	37.63	200.6	0.94	0.21	0.96	0.19	14
12.53	15.26	150.6	0.95	1.02	0.98	0.99	14

17.01	4.68	24.7	0.81	0.63	1.13	0.31	23
16.25	19.88	24.8	1.19	0.30	1.21	0.28	19
14.05	(5.70)	23.4	1.33	0.00	1.33	0.00	15
15.73	3.52	28.6	1.33	(0.08)	1.34	(0.09)	16
16.08	37.14	32.9	1.34	(0.19)	1.36	(0.21)	14
12.31	14.72	29.3	1.35	0.58	1.38	0.55	14

17.77	4.84	96.9	0.48	0.94	0.48	0.94	23
16.95	20.65	92.2	0.54	0.95	0.56	0.93	19
14.62	(5.12)	79.6	0.68	0.63	0.68	0.63	15
16.34	4.24	82.4	0.68	0.56	0.69	0.55	16
16.64	37.96	78.7	0.69	0.47	0.71	0.45	14
12.71	15.60	54.1	0.70	1.27	0.73	1.24	14

17.55	4.65	4.0	0.80	0.63	1.05	0.38	23
16.77	19.93	4.2	1.11	0.37	1.13	0.35	19
14.49	(5.59)	3.3	1.25	0.08	1.25	0.08	15
16.19	3.61	3.7	1.25	(0.01)	1.26	(0.02)	16
16.51	37.25	4.2	1.26	(0.10)	1.28	(0.12)	14
12.63	14.88	3.2	1.27	0.71	1.30	0.68	14

17.61	4.70	9.7	0.70	0.72	0.85	0.57	23
16.82	20.19	9.9	0.91	0.57	0.93	0.55	19
14.52	(5.42)	9.0	1.05	0.27	1.05	0.27	15
16.22	3.89	9.0	1.05	0.18	1.06	0.17	16
16.53	37.44	8.9	1.06	0.10	1.08	0.08	14
12.64	15.09	6.8	1.07	0.93	1.10	0.90	14

17.77	4.78	3.1	0.55	0.87	0.55	0.87	23
16.96	20.56	2.5	0.61	0.88	0.63	0.86	19
14.63	(5.12)	2.3	0.75	0.57	0.75	0.57	15
16.34	4.15	2.4	0.75	0.49	0.76	0.48	16
16.64	37.86	2.5	0.76	0.40	0.78	0.38	14
12.71	15.44	1.9	0.77	1.24	0.80	1.21	14

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (e)	$10.79	$0.19	$1.35	$1.54	$—	$—	$—
Year ended 12/31/2016	11.03	0.25	(0.23)	0.02	(0.26)	—	(0.26)
Year ended 12/31/2015	11.40	0.20	(0.38)	(0.18)	(0.19)	—	(0.19)
Year ended 12/31/2014	12.49	0.30	(1.10)	(0.80)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.55	0.21	1.95	2.16	(0.22)	—	(0.22)
Year ended 12/31/2012	9.19	0.22	1.38	1.60	(0.24)	—	(0.24)
Class B Shares
Six months ended 06/30/2017 (e)	10.81	0.17	1.35	1.52	—	—	—
Year ended 12/31/2016	11.06	0.17	(0.23)	(0.06)	(0.19)	—	(0.19)
Year ended 12/31/2015	11.42	0.13	(0.39)	(0.26)	(0.10)	—	(0.10)
Year ended 12/31/2014	12.50	0.24	(1.10)	(0.86)	(0.22)	—	(0.22)
Year ended 12/31/2013	10.57	0.15	1.93	2.08	(0.15)	—	(0.15)
Year ended 12/31/2012	9.20	0.15	1.39	1.54	(0.17)	—	(0.17)
Premier Shares (f)
Six months ended 06/30/2017 (e)	10.77	0.20	1.34	1.54	—	—	—
Year ended 12/31/2016	11.02	0.24	(0.21)	0.03	(0.28)	—	(0.28)
Year ended 12/31/2015	11.39	0.21	(0.39)	(0.18)	(0.19)	—	(0.19)
Year ended 12/31/2014	12.47	0.31	(1.10)	(0.79)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.53	0.21	1.94	2.15	(0.21)	—	(0.21)
Year ended 12/31/2012	9.17	0.22	1.38	1.60	(0.24)	—	(0.24)
Legacy Class B Shares
Six months ended 06/30/2017 (e)	10.84	0.18	1.36	1.54	—	—	—
Year ended 12/31/2016	11.09	0.20	(0.23)	(0.03)	(0.22)	—	(0.22)
Year ended 12/31/2015	11.45	0.16	(0.38)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2014	12.53	0.27	(1.12)	(0.85)	(0.23)	—	(0.23)
Year ended 12/31/2013	10.58	0.17	1.94	2.11	(0.16)	—	(0.16)
Year ended 12/31/2012	9.21	0.18	1.38	1.56	(0.19)	—	(0.19)
Institutional Shares
Six months ended 06/30/2017 (e)	10.81	0.20	1.35	1.55	—	—	—
Year ended 12/31/2016	11.05	0.27	(0.21)	0.06	(0.30)	—	(0.30)
Year ended 12/31/2015	11.42	0.24	(0.39)	(0.15)	(0.22)	—	(0.22)
Year ended 12/31/2014	12.51	0.34	(1.11)	(0.77)	(0.32)	—	(0.32)
Year ended 12/31/2013	10.57	0.24	1.94	2.18	(0.24)	—	(0.24)
Year ended 12/31/2012	9.19	0.25	1.39	1.64	(0.26)	—	(0.26)
Class R-1 Shares
Six months ended 06/30/2017 (e)	10.81	0.18	1.35	1.53	—	—	—
Year ended 12/31/2016	11.05	0.21	(0.22)	(0.01)	(0.23)	—	(0.23)
Year ended 12/31/2015	11.42	0.17	(0.39)	(0.22)	(0.15)	—	(0.15)
Year ended 12/31/2014	12.50	0.28	(1.12)	(0.84)	(0.24)	—	(0.24)
Year ended 12/31/2013	10.56	0.18	1.93	2.11	(0.17)	—	(0.17)
Year ended 12/31/2012	9.19	0.19	1.38	1.57	(0.20)	—	(0.20)
Class R-2 Shares
Six months ended 06/30/2017 (e)	10.77	0.19	1.34	1.53	—	—	—
Year ended 12/31/2016	11.01	0.23	(0.22)	0.01	(0.25)	—	(0.25)
Year ended 12/31/2015	11.38	0.19	(0.38)	(0.19)	(0.18)	—	(0.18)
Year ended 12/31/2014	12.46	0.29	(1.09)	(0.80)	(0.28)	—	(0.28)
Year ended 12/31/2013	10.53	0.19	1.94	2.13	(0.20)	—	(0.20)
Year ended 12/31/2012	9.17	0.21	1.38	1.59	(0.23)	—	(0.23)
Class R-3 Shares
Six months ended 06/30/2017 (e)	10.82	0.20	1.35	1.55	—	—	—
Year ended 12/31/2016	11.06	0.26	(0.21)	0.05	(0.29)	—	(0.29)
Year ended 12/31/2015	11.44	0.23	(0.40)	(0.17)	(0.21)	—	(0.21)
Year ended 12/31/2014	12.52	0.34	(1.11)	(0.77)	(0.31)	—	(0.31)
Year ended 12/31/2013	10.58	0.23	1.94	2.17	(0.23)	—	(0.23)
Year ended 12/31/2012	9.20	0.24	1.40	1.64	(0.26)	—	(0.26)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

(f)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

154	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$12.33	14.27%	$80.3	0.72%	3.32%	0.85%	3.19%	3%
10.79	0.23	75.0	0.96	2.35	0.98	2.33	6
11.03	(1.67)	89.9	1.18	1.73	1.20	1.71	2
11.40	(6.33)	77.1	1.18	2.44	1.21	2.41	2
12.49	20.44	68.7	1.19	1.81	1.23	1.77	1
10.55	17.41	47.8	1.20	2.23	1.26	2.17	4

12.33	14.06	10.7	1.05	3.00	1.55	2.50	3
10.81	(0.52)	9.6	1.65	1.56	1.68	1.53	6
11.06	(2.28)	10.2	1.88	1.07	1.90	1.05	2
11.42	(6.93)	11.1	1.75	1.95	1.77	1.93	2
12.50	19.71	12.3	1.71	1.33	1.75	1.29	1
10.57	16.74	10.3	1.90	1.55	1.96	1.49	4

12.31	14.30	113.7	0.62	3.45	0.75	3.32	3
10.77	0.28	99.8	0.88	2.24	0.90	2.22	6
11.02	(1.63)	87.5	1.18	1.76	1.20	1.74	2
11.39	(6.39)	90.4	1.18	2.51	1.21	2.48	2
12.47	20.43	98.4	1.19	1.84	1.23	1.80	1
10.53	17.43	83.4	1.20	2.25	1.26	2.19	4

12.38	14.21	13.5	0.91	3.14	1.25	2.80	3
10.84	(0.22)	12.2	1.36	1.86	1.38	1.84	6
11.09	(2.06)	13.1	1.58	1.37	1.60	1.35	2
11.45	(6.71)	14.4	1.58	2.16	1.61	2.13	2
12.53	19.92	17.9	1.59	1.47	1.63	1.43	1
10.58	16.96	17.9	1.60	1.88	1.66	1.82	4

12.36	14.34	48.7	0.60	3.47	0.60	3.47	3
10.81	0.52	42.2	0.70	2.52	0.73	2.49	6
11.05	(1.45)	44.5	0.93	2.00	0.95	1.98	2
11.42	(6.11)	42.8	0.93	2.76	0.96	2.73	2
12.51	20.63	44.4	0.94	2.09	0.98	2.05	1
10.57	17.88	35.0	0.95	2.50	1.01	2.44	4

12.34	14.15	3.2	0.91	3.13	1.17	2.87	3
10.81	(0.04)	2.9	1.27	1.93	1.29	1.91	6
11.05	(2.05)	3.0	1.50	1.44	1.52	1.42	2
11.42	(6.65)	3.1	1.50	2.28	1.53	2.25	2
12.50	19.97	3.7	1.51	1.54	1.55	1.50	1
10.56	17.13	3.4	1.52	1.98	1.58	1.92	4

12.30	14.21	8.4	0.81	3.25	0.97	3.09	3
10.77	0.10	7.7	1.08	2.18	1.10	2.16	6
11.01	(1.72)	8.8	1.30	1.58	1.32	1.56	2
11.38	(6.49)	7.5	1.30	2.31	1.33	2.28	2
12.46	20.23	7.4	1.31	1.69	1.35	1.65	1
10.53	17.30	6.8	1.32	2.10	1.38	2.04	4

12.37	14.33	2.2	0.67	3.38	0.67	3.38	3
10.82	0.46	2.0	0.77	2.42	0.79	2.40	6
11.06	(1.53)	2.1	1.00	1.94	1.02	1.92	2
11.44	(6.18)	2.1	1.00	2.69	1.03	2.66	2
12.52	20.53	2.3	1.01	2.00	1.05	1.96	1
10.58	17.81	1.9	1.02	2.42	1.08	2.36	4

See accompanying notes to financial statements.	155

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (g)	$11.07	$0.05	$0.65	$0.70	$(0.05)	$—	$(0.05)
Year ended 12/31/2016	10.92	0.13	0.52	0.65	(0.13)	(0.37)	(0.50)
Year ended 12/31/2015	11.04	0.15	(0.05)	0.10	(0.14)	(0.08)	(0.22)
Year ended 12/31/2014	10.07	0.14	0.99	1.13	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.67	0.12	1.40	1.52	(0.12)	—	(0.12)
Year ended 12/31/2012	7.94	0.14	0.73	0.87	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2017 (g)	11.08	0.03	0.65	0.68	(0.03)	—	(0.03)
Year ended 12/31/2016	10.94	0.05	0.51	0.56	(0.05)	(0.37)	(0.42)
Year ended 12/31/2015	11.05	0.06	(0.03)	0.03	(0.06)	(0.08)	(0.14)
Year ended 12/31/2014	10.08	0.07	0.99	1.06	(0.07)	(0.02)	(0.09)
Year ended 12/31/2013	8.69	0.07	1.38	1.45	(0.06)	—	(0.06)
Year ended 12/31/2012	7.95	0.08	0.74	0.82	(0.08)	—	(0.08)
Premier Shares (h)
Six months ended 06/30/2017 (g)	11.19	0.06	0.66	0.72	(0.05)	—	(0.05)
Year ended 12/31/2016	11.04	0.15	0.51	0.66	(0.14)	(0.37)	(0.51)
Year ended 12/31/2015	11.14	0.14	(0.02)	0.12	(0.14)	(0.08)	(0.22)
Year ended 12/31/2014	10.16	0.14	1.00	1.14	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.75	0.12	1.40	1.52	(0.11)	—	(0.11)
Year ended 12/31/2012	8.01	0.14	0.74	0.88	(0.14)	—	(0.14)
Legacy Class B Shares
Six months ended 06/30/2017 (g)	11.22	0.04	0.66	0.70	(0.04)	—	(0.04)
Year ended 12/31/2016	11.06	0.09	0.53	0.62	(0.09)	(0.37)	(0.46)
Year ended 12/31/2015	11.17	0.10	(0.04)	0.06	(0.09)	(0.08)	(0.17)
Year ended 12/31/2014	10.19	0.09	1.00	1.09	(0.09)	(0.02)	(0.11)
Year ended 12/31/2013	8.77	0.08	1.41	1.49	(0.07)	—	(0.07)
Year ended 12/31/2012	8.03	0.10	0.74	0.84	(0.10)	—	(0.10)
Institutional Shares
Six months ended 06/30/2017 (g)	11.09	0.06	0.65	0.71	(0.06)	—	(0.06)
Year ended 12/31/2016	10.94	0.16	0.52	0.68	(0.16)	(0.37)	(0.53)
Year ended 12/31/2015	11.05	0.17	(0.03)	0.14	(0.17)	(0.08)	(0.25)
Year ended 12/31/2014	10.08	0.16	0.99	1.15	(0.16)	(0.02)	(0.18)
Year ended 12/31/2013	8.68	0.14	1.40	1.54	(0.14)	—	(0.14)
Year ended 12/31/2012	7.95	0.16	0.73	0.89	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 06/30/2017 (g)	10.92	0.04	0.64	0.68	(0.04)	—	(0.04)
Year ended 12/31/2016	10.79	0.10	0.50	0.60	(0.10)	(0.37)	(0.47)
Year ended 12/31/2015	10.90	0.11	(0.03)	0.08	(0.11)	(0.08)	(0.19)
Year ended 12/31/2014	9.95	0.10	0.97	1.07	(0.10)	(0.02)	(0.12)
Year ended 12/31/2013	8.57	0.08	1.38	1.46	(0.08)	—	(0.08)
Year ended 12/31/2012	7.84	0.11	0.73	0.84	(0.11)	—	(0.11)
Class R-2 Shares
Six months ended 06/30/2017 (g)	10.94	0.04	0.65	0.69	(0.05)	—	(0.05)
Year ended 12/31/2016	10.80	0.12	0.51	0.63	(0.12)	(0.37)	(0.49)
Year ended 12/31/2015	10.92	0.13	(0.04)	0.09	(0.13)	(0.08)	(0.21)
Year ended 12/31/2014	9.96	0.13	0.98	1.11	(0.13)	(0.02)	(0.15)
Year ended 12/31/2013	8.58	0.11	1.37	1.48	(0.10)	—	(0.10)
Year ended 12/31/2012	7.86	0.13	0.72	0.85	(0.13)	—	(0.13)
Class R-3 Shares
Six months ended 06/30/2017 (g)	10.96	0.05	0.66	0.71	(0.06)	—	(0.06)
Year ended 12/31/2016	10.82	0.15	0.51	0.66	(0.15)	(0.37)	(0.52)
Year ended 12/31/2015	10.94	0.16	(0.04)	0.12	(0.16)	(0.08)	(0.24)
Year ended 12/31/2014	9.98	0.15	0.98	1.13	(0.15)	(0.02)	(0.17)
Year ended 12/31/2013	8.59	0.13	1.39	1.52	(0.13)	—	(0.13)
Year ended 12/31/2012	7.87	0.15	0.72	0.87	(0.15)	—	(0.15)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Expense ratios relate to the Equity and Bond Fund only and do not reflect acquired fund fees and expenses.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Portfolio turnover rate rounds to less than 1% for 2017.

(g)	Unaudited.

(h)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

156	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d) (e)	Net investment income (loss) (c)	Expenses (c) (d)	Net investment income (loss) (c)	Portfolio turnover rate (c) (f)

$11.72	6.34%	$133.7	0.12%	0.89%	0.32%	0.69%	0%
11.07	5.99	131.7	0.25	1.16	0.31	1.10	2
10.92	0.90	147.9	0.25	1.34	0.31	1.28	1
11.04	11.20	113.8	0.25	1.35	0.33	1.27	1
10.07	17.53	82.6	0.25	1.30	0.34	1.21	0
8.67	10.98	52.2	0.25	1.69	0.35	1.59	1

11.73	6.16	14.4	0.47	0.55	1.02	0.00	0
11.08	5.17	13.8	0.95	0.49	1.01	0.43	2
10.94	0.27	14.1	0.95	0.58	1.02	0.51	1
11.05	10.53	14.4	0.87	0.67	0.96	0.58	1
10.08	16.74	12.8	0.79	0.70	0.88	0.61	0
8.69	10.32	10.4	0.95	0.93	1.05	0.83	1

11.86	6.45	162.3	0.02	0.99	0.22	0.79	0
11.19	5.97	153.5	0.18	1.32	0.31	1.19	2
11.04	1.04	108.6	0.25	1.28	0.32	1.21	1
11.14	11.19	111.2	0.25	1.29	0.33	1.21	1
10.16	17.46	101.9	0.25	1.22	0.34	1.13	0
8.75	11.00	88.3	0.25	1.62	0.35	1.52	1

11.88	6.25	22.0	0.32	0.69	0.72	0.29	0
11.22	5.60	21.6	0.65	0.78	0.71	0.72	2
11.06	0.54	22.7	0.65	0.87	0.72	0.80	1
11.17	10.71	24.8	0.65	0.87	0.73	0.79	1
10.19	17.06	24.8	0.65	0.80	0.74	0.71	0
8.77	10.51	24.0	0.65	1.18	0.75	1.08	1

11.74	6.39	36.2	0.00	1.01	0.07	0.94	0
11.09	6.26	36.2	0.00	1.46	0.06	1.40	2
10.94	1.22	33.3	0.00	1.56	0.07	1.49	1
11.05	11.44	29.3	0.00	1.54	0.08	1.46	1
10.08	17.78	24.5	0.00	1.49	0.09	1.40	0
8.68	11.23	19.7	0.00	1.90	0.10	1.80	1

11.56	6.23	3.7	0.32	0.70	0.64	0.38	0
10.92	5.59	3.6	0.57	0.89	0.63	0.83	2
10.79	0.68	3.2	0.57	0.99	0.64	0.92	1
10.90	10.79	2.9	0.57	0.97	0.65	0.89	1
9.95	17.07	2.5	0.57	0.86	0.66	0.77	0
8.57	10.78	2.6	0.57	1.32	0.67	1.22	1

11.58	6.28	7.6	0.22	0.80	0.44	0.58	0
10.94	5.86	7.4	0.37	1.05	0.43	0.99	2
10.80	0.78	7.3	0.37	1.17	0.44	1.10	1
10.92	11.11	6.9	0.37	1.21	0.45	1.13	1
9.96	17.33	5.3	0.37	1.13	0.46	1.04	0
8.58	10.82	4.5	0.37	1.48	0.47	1.38	1

11.61	6.44	1.8	0.07	0.94	0.14	0.87	0
10.96	6.17	1.8	0.07	1.39	0.13	1.33	2
10.82	1.07	1.6	0.07	1.47	0.14	1.40	1
10.94	11.39	1.6	0.07	1.47	0.15	1.39	1
9.98	17.76	1.5	0.07	1.40	0.16	1.31	0
8.59	11.14	1.3	0.07	1.80	0.17	1.70	1

See accompanying notes to financial statements.	157

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2017 (e)	$11.18	$0.14	$0.08	$0.22	$(0.14)	$—	$(0.14)
Year ended 12/31/2016	11.13	0.26	0.06	0.32	(0.26)	(0.01)	(0.27)
Year ended 12/31/2015	11.32	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)
Year ended 12/31/2014	10.99	0.28	0.33	0.61	(0.28)	—	(0.28)
Year ended 12/31/2013	11.78	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.65	0.31	0.13	0.44	(0.31)	—	(0.31)
Class B Shares
Six months ended 06/30/2017 (e)	11.17	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2016	11.12	0.21	0.06	0.27	(0.21)	(0.01)	(0.22)
Year ended 12/31/2015	11.31	0.23	(0.18)	0.05	(0.23)	(0.01)	(0.24)
Year ended 12/31/2014	10.98	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.78	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.65	0.26	0.13	0.39	(0.26)	—	(0.26)
Premier Shares (f)
Six months ended 06/30/2017 (e)	11.19	0.14	0.08	0.22	(0.14)	—	(0.14)
Year ended 12/31/2016	11.14	0.27	0.06	0.33	(0.27)	(0.01)	(0.28)
Year ended 12/31/2015	11.32	0.28	(0.17)	0.11	(0.28)	(0.01)	(0.29)
Year ended 12/31/2014	11.00	0.28	0.32	0.60	(0.28)	—	(0.28)
Year ended 12/31/2013	11.79	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Year ended 12/31/2012	11.66	0.31	0.13	0.44	(0.31)	—	(0.31)
Legacy Class B Shares
Six months ended 06/30/2017 (e)	11.19	0.13	0.09	0.22	(0.13)	—	(0.13)
Year ended 12/31/2016	11.15	0.21	0.05	0.26	(0.21)	(0.01)	(0.22)
Year ended 12/31/2015	11.33	0.23	(0.17)	0.06	(0.23)	(0.01)	(0.24)
Year ended 12/31/2014	11.00	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.80	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2012	11.67	0.26	0.13	0.39	(0.26)	—	(0.26)
Institutional Shares
Six months ended 06/30/2017 (e)	11.17	0.14	0.09	0.23	(0.14)	—	(0.14)
Year ended 12/31/2016	11.13	0.29	0.05	0.34	(0.29)	(0.01)	(0.30)
Year ended 12/31/2015	11.31	0.30	(0.17)	0.13	(0.30)	(0.01)	(0.31)
Year ended 12/31/2014	10.98	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 12/31/2013	11.78	0.32	(0.72)	(0.40)	(0.32)	(0.08)	(0.40)
Year ended 12/31/2012	11.65	0.33	0.13	0.46	(0.33)	—	(0.33)
Class R-1 Shares
Six months ended 06/30/2017 (e)	11.18	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2016	11.13	0.22	0.06	0.28	(0.22)	(0.01)	(0.23)
Year ended 12/31/2015	11.32	0.24	(0.18)	0.06	(0.24)	(0.01)	(0.25)
Year ended 12/31/2014	10.99	0.25	0.33	0.58	(0.25)	—	(0.25)
Year ended 12/31/2013	11.78	0.25	(0.71)	(0.46)	(0.25)	(0.08)	(0.33)
Year ended 12/31/2012	11.65	0.27	0.13	0.40	(0.27)	—	(0.27)
Class R-2 Shares
Six months ended 06/30/2017 (e)	11.17	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2016	11.12	0.25	0.06	0.31	(0.25)	(0.01)	(0.26)
Year ended 12/31/2015	11.30	0.26	(0.17)	0.09	(0.26)	(0.01)	(0.27)
Year ended 12/31/2014	10.98	0.27	0.32	0.59	(0.27)	—	(0.27)
Year ended 12/31/2013	11.77	0.27	(0.71)	(0.44)	(0.27)	(0.08)	(0.35)
Year ended 12/31/2012	11.64	0.29	0.13	0.42	(0.29)	—	(0.29)
Class R-3 Shares
Six months ended 06/30/2017 (e)	11.18	0.14	0.09	0.23	(0.14)	—	(0.14)
Year ended 12/31/2016	11.14	0.28	0.05	0.33	(0.28)	(0.01)	(0.29)
Year ended 12/31/2015	11.32	0.30	(0.17)	0.13	(0.30)	(0.01)	(0.31)
Year ended 12/31/2014	10.99	0.30	0.33	0.63	(0.30)	—	(0.30)
Year ended 12/31/2013	11.79	0.31	(0.72)	(0.41)	(0.31)	(0.08)	(0.39)
Year ended 12/31/2012	11.66	0.33	0.13	0.46	(0.33)	—	(0.33)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2014.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

(f)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

158	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$11.26	1.95%	$194.5	0.53%	2.46%	0.65%	2.34%	14%
11.18	2.81	205.5	0.65	2.28	0.65	2.28	5
11.13	0.81	406.0	0.65	2.43	0.65	2.43	9
11.32	5.64	356.5	0.66	2.51	0.66	2.51	10
10.99	(3.61)	333.0	0.66	2.52	0.66	2.52	21
11.78	3.77	368.6	0.66	2.57	0.66	2.57	8

11.25	1.85	9.7	0.73	2.26	1.05	1.94	14
11.17	2.40	10.1	1.05	1.87	1.05	1.87	5
11.12	0.41	10.8	1.05	2.03	1.05	2.03	9
11.31	5.22	11.8	1.06	2.11	1.06	2.11	10
10.98	(4.08)	11.9	1.06	2.13	1.06	2.13	21
11.78	3.36	12.4	1.06	2.20	1.06	2.20	8

11.27	2.00	348.4	0.43	2.56	0.55	2.44	14
11.19	2.87	364.6	0.57	2.33	0.57	2.33	5
11.14	0.90	124.1	0.65	2.44	0.65	2.44	9
11.32	5.54	128.8	0.66	2.51	0.66	2.51	10
11.00	(3.60)	131.1	0.66	2.52	0.66	2.52	21
11.79	3.77	153.3	0.66	2.60	0.66	2.60	8

11.28	1.94	1.9	0.75	2.24	1.05	1.94	14
11.19	2.31	2.4	1.05	1.87	1.05	1.87	5
11.15	0.50	3.4	1.05	2.04	1.05	2.04	9
11.33	5.22	4.9	1.06	2.12	1.06	2.12	10
11.00	(4.07)	7.4	1.06	2.10	1.06	2.10	21
11.80	3.36	22.8	1.06	2.21	1.06	2.21	8

11.26	2.11	265.0	0.40	2.59	0.40	2.59	14
11.17	2.97	263.8	0.40	2.52	0.40	2.52	5
11.13	1.15	239.3	0.40	2.68	0.40	2.68	9
11.31	5.91	212.9	0.41	2.76	0.41	2.76	10
10.98	(3.45)	185.7	0.41	2.78	0.41	2.78	21
11.78	4.03	175.9	0.41	2.84	0.41	2.84	8

11.26	1.85	4.0	0.71	2.28	0.97	2.02	14
11.18	2.48	3.8	0.97	1.95	0.97	1.95	5
11.13	0.49	3.4	0.97	2.12	0.97	2.12	9
11.32	5.30	3.5	0.98	2.19	0.98	2.19	10
10.99	(3.91)	3.7	0.98	2.20	0.98	2.20	21
11.78	3.44	4.4	0.98	2.28	0.98	2.28	8

11.25	1.91	9.6	0.62	2.37	0.77	2.22	14
11.17	2.69	9.6	0.77	2.15	0.77	2.15	5
11.12	0.78	9.7	0.77	2.32	0.77	2.32	9
11.30	5.42	8.0	0.78	2.39	0.78	2.39	10
10.98	(3.73)	8.1	0.78	2.41	0.78	2.41	21
11.77	3.65	8.6	0.78	2.47	0.78	2.47	8

11.27	2.07	1.8	0.47	2.52	0.47	2.52	14
11.18	2.90	1.7	0.47	2.44	0.47	2.44	5
11.14	1.08	1.9	0.47	2.62	0.47	2.62	9
11.32	5.83	1.9	0.48	2.69	0.48	2.69	10
10.99	(3.51)	1.8	0.48	2.70	0.48	2.70	21
11.79	3.96	2.2	0.48	2.78	0.48	2.78	8

See accompanying notes to financial statements.	159

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations (a)	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2017 (g)	$11.69	$0.15	$0.17	$0.32	$(0.15)	$—	$(0.15)
Year ended 12/31/2016	11.92	0.28	(0.23)	0.05	(0.28)	—	(0.28)
Year ended 12/31/2015	11.88	0.29	0.04	0.33	(0.29)	—	(0.29)
Year ended 12/31/2014	11.23	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.95	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.68	0.30	0.27	0.57	(0.30)	—	(0.30)
Class B Shares
Six months ended 06/30/2017 (g)	11.69	0.14	0.17	0.31	(0.14)	—	(0.14)
Year ended 12/31/2016	11.91	0.22	(0.22)	—	(0.22)	—	(0.22)
Year ended 12/31/2015	11.87	0.24	0.04	0.28	(0.24)	—	(0.24)
Year ended 12/31/2014	11.22	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.95	0.26	(0.73)	(0.47)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.68	0.26	0.27	0.53	(0.26)	—	(0.26)
Premier Shares (h)
Six months ended 06/30/2017 (g)	11.68	0.15	0.17	0.32	(0.15)	—	(0.15)
Year ended 12/31/2016	11.90	0.28	(0.22)	0.06	(0.28)	—	(0.28)
Year ended 12/31/2015	11.86	0.29	0.04	0.33	(0.29)	—	(0.29)
Year ended 12/31/2014	11.21	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.93	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Year ended 12/31/2012	11.66	0.30	0.27	0.57	(0.30)	—	(0.30)
Legacy Class B Shares
Six months ended 06/30/2017 (g)	11.69	0.13	0.17	0.30	(0.13)	—	(0.13)
Year ended 12/31/2016	11.90	0.22	(0.21)	0.01	(0.22)	—	(0.22)
Year ended 12/31/2015	11.86	0.24	0.04	0.28	(0.24)	—	(0.24)
Year ended 12/31/2014	11.21	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.93	0.26	(0.72)	(0.46)	(0.26)	—	(0.26)
Year ended 12/31/2012	11.66	0.26	0.27	0.53	(0.26)	—	(0.26)

(a)	Total from investment operations represents less than $0.01 per share for Class B shares in 2016.

(b)	Net realized gain distributions represent less than $0.01 per share for all classes in 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(d)	Total return represents less than 0.005% per share for Class B shares in 2016.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Unaudited.

(h)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

160	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c) (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$11.86	2.72%	$97.5	0.53%	2.50%	0.66%	2.37%	2%
11.69	0.36	106.0	0.65	2.31	0.65	2.31	8
11.92	2.80	444.5	0.66	2.42	0.66	2.42	4
11.88	8.75	422.2	0.66	2.77	0.66	2.77	6
11.23	(3.45)	388.2	0.67	2.68	0.67	2.68	14
11.95	4.97	453.5	0.66	2.53	0.66	2.53	3

11.86	2.62	2.2	0.74	2.30	1.06	1.98	2
11.69	0.00	2.5	1.05	1.87	1.05	1.87	8
11.91	2.39	6.5	1.06	2.03	1.06	2.03	4
11.87	8.33	6.9	1.06	2.37	1.06	2.37	6
11.22	(3.92)	6.6	1.07	2.29	1.07	2.29	14
11.95	4.55	7.0	1.06	2.16	1.06	2.16	3

11.85	2.77	417.1	0.43	2.61	0.56	2.48	2
11.68	0.48	435.9	0.56	2.35	0.56	2.35	8
11.90	2.80	77.3	0.66	2.43	0.66	2.43	4
11.86	8.76	86.0	0.66	2.77	0.66	2.77	6
11.21	(3.46)	81.3	0.67	2.69	0.67	2.69	14
11.93	4.98	91.6	0.66	2.57	0.66	2.57	3

11.86	2.62	0.1	0.74	2.30	1.06	1.98	2
11.69	0.06	0.1	1.05	1.85	1.05	1.85	8
11.90	2.39	0.6	1.06	2.04	1.06	2.04	4
11.86	8.33	0.8	1.06	2.38	1.06	2.38	6
11.21	(3.85)	1.0	1.05	2.12	1.05	2.12	14
11.93	4.56	16.7	1.06	2.18	1.06	2.18	3

See accompanying notes to financial statements.	161

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized) (b)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2017 (i)	$1.00	$—	$—	$—	$—	$—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Class B Shares
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Premier Shares (j)
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Legacy Class B Shares
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Institutional Shares
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Class R-1 Shares
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2017 (i)	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Year ended 12/31/2012	1.00	—	—	—	—	—

(a)	Net investment income and distributions represent less than $0.01 per share for all classes in 2017, Premier, Institutional and Class R-3 shares in 2016, and Institutional and Class R-3 shares in 2015, 2014, 2013 and 2012.

(b)	Net gain (loss) on investments represents less than $0.01 per share for all classes in 2013.

(c)	Total return represents less than 0.005% per share for Premier, Institutional and Class R-3 shares in 2016, and Institutional and Class R-3 shares in 2014, 2013 and 2012.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

162	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c) (d)	Net assets, end of period (millions)	Expenses (e) (f) (g)	Net investment income (e) (h)	Expenses (e)	Net investment income (e)

$1.00	0.06%	$108.5	0.50%	0.12%	0.57%	0.05%
1.00	0.00	120.7	0.32	0.00	0.57	(0.25)
1.00	0.00	187.4	0.10	0.00	0.62	(0.52)
1.00	0.00	153.3	0.07	0.00	0.59	(0.52)
1.00	0.00	164.2	0.09	0.00	0.59	(0.50)
1.00	0.00	119.8	0.11	0.00	0.59	(0.48)

1.00	0.05	0.3	0.53	0.09	0.97	(0.35)
1.00	0.00	0.3	0.32	0.00	0.97	(0.65)
1.00	0.00	0.4	0.10	0.00	1.03	(0.93)
1.00	0.00	0.5	0.07	0.00	0.99	(0.92)
1.00	0.00	0.7	0.09	0.00	0.99	(0.90)
1.00	0.00	3.1	0.11	0.00	0.99	(0.88)

1.00	0.11	128.9	0.40	0.22	0.47	0.15
1.00	0.00	152.7	0.31	0.00	0.48	(0.17)
1.00	0.00	63.5	0.10	0.00	0.63	(0.53)
1.00	0.00	64.9	0.07	0.00	0.59	(0.52)
1.00	0.00	71.0	0.09	0.00	0.59	(0.50)
1.00	0.00	75.4	0.11	0.00	0.59	(0.48)

1.00	0.05	0.3	0.53	0.09	0.97	(0.35)
1.00	0.00	0.3	0.32	0.00	0.97	(0.65)
1.00	0.00	0.6	0.10	0.00	1.02	(0.92)
1.00	0.00	1.1	0.07	0.00	0.99	(0.92)
1.00	0.00	2.0	0.09	0.00	0.99	(0.90)
1.00	0.00	5.2	0.11	0.00	0.99	(0.88)

1.00	0.10	80.6	0.42	0.20	0.42	0.20
1.00	0.00	83.2	0.31	0.00	0.42	(0.11)
1.00	0.01	73.9	0.10	0.01	0.48	(0.37)
1.00	0.00	63.8	0.07	0.00	0.44	(0.37)
1.00	0.00	59.2	0.09	0.00	0.44	(0.35)
1.00	0.00	59.5	0.11	0.00	0.44	(0.33)

1.00	0.04	4.6	0.55	0.08	0.89	(0.26)
1.00	0.00	4.7	0.32	0.00	0.89	(0.57)
1.00	0.00	5.2	0.10	0.00	0.94	(0.84)
1.00	0.00	4.2	0.07	0.00	0.91	(0.84)
1.00	0.00	4.6	0.09	0.00	0.91	(0.82)
1.00	0.00	5.6	0.11	0.00	0.91	(0.80)

1.00	0.04	14.7	0.55	0.07	0.69	(0.07)
1.00	0.00	17.0	0.32	0.00	0.69	(0.37)
1.00	0.00	13.9	0.11	0.00	0.75	(0.64)
1.00	0.00	13.0	0.07	0.00	0.71	(0.64)
1.00	0.00	14.4	0.09	0.00	0.71	(0.62)
1.00	0.00	17.4	0.11	0.00	0.71	(0.60)

1.00	0.07	1.7	0.49	0.13	0.49	0.13
1.00	0.00	1.7	0.32	0.00	0.49	(0.17)
1.00	0.01	1.8	0.10	0.01	0.55	(0.44)
1.00	0.00	2.0	0.07	0.00	0.51	(0.44)
1.00	0.00	1.5	0.09	0.00	0.51	(0.42)
1.00	0.00	2.2	0.11	0.00	0.51	(0.40)

(f)	The expense ratios include the effect of expense reduction changes.

(g)	The expense ratios include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 6 under Expense Reduction Agreements.

(h)	Net investment income represents less than 0.005% per share for Premier, Institutional and Class R-3 shares in 2016, and Institutional and Class R-3 shares in 2014, 2013 and 2012.

(i)	Unaudited.

(j)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	163

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (h)	$12.19	$0.07	$0.53	$0.60	$(0.07)	$—	$(0.07)
Year ended 12/31/2016	11.75	0.14	0.47	0.61	(0.17)	—	(0.17)
Year ended 12/31/2015	12.15	0.17	(0.38)	(0.21)	(0.14)	(0.05)	(0.19)
Year ended 12/31/2014	12.37	0.15	0.40	0.55	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.20	0.13	0.57	0.70	(0.13)	(0.40)	(0.53)
Year ended 12/31/2012	11.69	0.17	0.80	0.97	(0.19)	(0.27)	(0.46)
Class B Shares
Six months ended 06/30/2017 (h)	12.27	0.04	0.54	0.58	(0.05)	—	(0.05)
Year ended 12/31/2016	11.83	0.08	0.45	0.53	(0.09)	—	(0.09)
Year ended 12/31/2015	12.23	0.08	(0.38)	(0.30)	(0.05)	(0.05)	(0.10)
Year ended 12/31/2014	12.45	0.08	0.40	0.48	(0.08)	(0.62)	(0.70)
Year ended 12/31/2013	12.27	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.75	0.10	0.81	0.91	(0.12)	(0.27)	(0.39)
Premier Shares (i)
Six months ended 06/30/2017 (h)	12.46	0.08	0.55	0.63	(0.08)	—	(0.08)
Year ended 12/31/2016	12.02	0.22	0.41	0.63	(0.19)	—	(0.19)
Year ended 12/31/2015	12.43	0.17	(0.39)	(0.22)	(0.14)	(0.05)	(0.19)
Year ended 12/31/2014	12.64	0.16	0.40	0.56	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.44	0.13	0.59	0.72	(0.12)	(0.40)	(0.52)
Year ended 12/31/2012	11.91	0.17	0.81	0.98	(0.18)	(0.27)	(0.45)
Legacy Class B Shares
Six months ended 06/30/2017 (h)	12.54	0.05	0.57	0.62	(0.06)	—	(0.06)
Year ended 12/31/2016	12.09	0.12	0.45	0.57	(0.12)	—	(0.12)
Year ended 12/31/2015	12.49	0.11	(0.38)	(0.27)	(0.08)	(0.05)	(0.13)
Year ended 12/31/2014	12.69	0.10	0.41	0.51	(0.09)	(0.62)	(0.71)
Year ended 12/31/2013	12.49	0.08	0.59	0.67	(0.07)	(0.40)	(0.47)
Year ended 12/31/2012	11.95	0.12	0.81	0.93	(0.12)	(0.27)	(0.39)
Institutional Shares
Six months ended 06/30/2017 (h)	12.47	0.08	0.55	0.63	(0.08)	—	(0.08)
Year ended 12/31/2016	12.02	0.21	0.45	0.66	(0.21)	—	(0.21)
Year ended 12/31/2015	12.43	0.20	(0.39)	(0.19)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2014	12.64	0.19	0.41	0.60	(0.19)	(0.62)	(0.81)
Year ended 12/31/2013	12.44	0.16	0.59	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.92	0.20	0.80	1.00	(0.21)	(0.27)	(0.48)
Class R-1 Shares
Six months ended 06/30/2017 (h)	12.23	0.06	0.54	0.60	(0.06)	—	(0.06)
Year ended 12/31/2016	11.80	0.13	0.44	0.57	(0.14)	—	(0.14)
Year ended 12/31/2015	12.20	0.13	(0.38)	(0.25)	(0.10)	(0.05)	(0.15)
Year ended 12/31/2014	12.42	0.11	0.40	0.51	(0.11)	(0.62)	(0.73)
Year ended 12/31/2013	12.24	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Year ended 12/31/2012	11.72	0.13	0.80	0.93	(0.14)	(0.27)	(0.41)
Class R-2 Shares
Six months ended 06/30/2017 (h)	12.50	0.06	0.56	0.62	(0.06)	—	(0.06)
Year ended 12/31/2016	12.06	0.16	0.44	0.60	(0.16)	—	(0.16)
Year ended 12/31/2015	12.46	0.16	(0.38)	(0.22)	(0.13)	(0.05)	(0.18)
Year ended 12/31/2014	12.67	0.14	0.41	0.55	(0.14)	(0.62)	(0.76)
Year ended 12/31/2013	12.48	0.11	0.59	0.70	(0.11)	(0.40)	(0.51)
Year ended 12/31/2012	11.94	0.15	0.83	0.98	(0.17)	(0.27)	(0.44)
Class R-3 Shares
Six months ended 06/30/2017 (h)	12.45	0.07	0.55	0.62	(0.07)	—	(0.07)
Year ended 12/31/2016	12.01	0.20	0.44	0.64	(0.20)	—	(0.20)
Year ended 12/31/2015	12.42	0.19	(0.38)	(0.19)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2014	12.63	0.18	0.40	0.58	(0.17)	(0.62)	(0.79)
Year ended 12/31/2013	12.43	0.15	0.60	0.75	(0.15)	(0.40)	(0.55)
Year ended 12/31/2012	11.90	0.19	0.81	1.00	(0.20)	(0.27)	(0.47)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

164	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$12.72	4.93%	$374.2	0.67%	1.08%	0.79%	0.96%	3%
12.19	5.18	387.6	0.80	1.17	0.80	1.17	7
11.75	(1.67)	852.1	1.04	1.37	1.35	1.06	83
12.15	4.53	780.7	1.07	1.21	1.46	0.82	14
12.37	5.80	652.2	1.07	1.02	1.45	0.64	17
12.20	8.31	483.2	1.14	1.37	1.45	1.06	4

12.80	4.74	6.6	1.03	0.70	1.49	0.24	3
12.27	4.49	7.5	1.50	0.67	1.50	0.67	7
11.83	(2.40)	9.8	1.75	0.62	2.07	0.30	83
12.23	3.87	12.7	1.66	0.61	2.05	0.22	14
12.45	5.51	12.7	1.37	0.72	1.75	0.34	17
12.27	7.65	11.4	1.69	0.81	2.00	0.50	4

13.01	5.03	719.6	0.57	1.19	0.69	1.07	3
12.46	5.26	717.4	0.71	1.79	0.71	1.79	7
12.02	(1.74)	253.1	1.05	1.35	1.36	1.04	83
12.43	4.48	277.5	1.07	1.21	1.46	0.82	14
12.64	5.81	282.7	1.07	1.02	1.45	0.64	17
12.44	8.29	276.9	1.14	1.36	1.45	1.05	4

13.10	4.90	3.2	0.88	0.84	1.19	0.53	3
12.54	4.73	3.8	1.20	0.95	1.20	0.95	7
12.09	(2.10)	5.6	1.45	0.90	1.77	0.58	83
12.49	4.07	9.0	1.47	0.80	1.85	0.42	14
12.69	5.39	14.7	1.48	0.60	1.86	0.22	17
12.49	7.85	23.2	1.54	0.93	1.85	0.62	4

13.02	5.04	106.3	0.54	1.22	0.54	1.22	3
12.47	5.49	102.7	0.54	1.69	0.54	1.69	7
12.02	(1.49)	98.8	0.79	1.61	1.11	1.29	83
12.43	4.76	96.7	0.82	1.46	1.21	1.07	14
12.64	6.15	89.8	0.82	1.27	1.20	0.89	17
12.44	8.47	78.5	0.89	1.62	1.20	1.31	4

12.77	4.90	6.9	0.87	0.88	1.11	0.64	3
12.23	4.80	7.1	1.11	1.08	1.11	1.08	7
11.80	(1.99)	6.8	1.36	1.04	1.68	0.72	83
12.20	4.16	6.6	1.39	0.89	1.78	0.50	14
12.42	5.50	6.4	1.39	0.70	1.77	0.32	17
12.24	8.00	5.8	1.46	1.03	1.77	0.72	4

13.06	4.99	25.5	0.76	0.99	0.91	0.84	3
12.50	5.00	26.7	0.91	1.32	0.91	1.32	7
12.06	(1.84)	25.0	1.16	1.26	1.47	0.95	83
12.46	4.44	23.6	1.19	1.09	1.58	0.70	14
12.67	5.64	19.9	1.19	0.89	1.57	0.51	17
12.48	8.14	19.1	1.26	1.23	1.57	0.92	4

13.00	5.01	1.7	0.61	1.13	0.61	1.13	3
12.45	5.34	1.9	0.61	1.60	0.61	1.60	7
12.01	(1.55)	1.8	0.87	1.52	1.18	1.21	83
12.42	4.68	1.8	0.89	1.39	1.28	1.00	14
12.63	6.09	1.7	0.89	1.20	1.27	0.82	17
12.43	8.44	1.6	0.96	1.53	1.27	1.22	4

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath Retirement Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 16%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the year ended 2012, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 13% for the year ended 2012.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	165

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (h)	$13.79	$0.08	$0.71	$0.79	$—	$—	$—
Year ended 12/31/2016	13.57	0.18	0.59	0.77	(0.26)	(0.29)	(0.55)
Year ended 12/31/2015	14.06	0.20	(0.46)	(0.26)	(0.17)	(0.06)	(0.23)
Year ended 12/31/2014	14.45	0.18	0.50	0.68	(0.17)	(0.90)	(1.07)
Year ended 12/31/2013	13.91	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.79	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Class B Shares
Six months ended 06/30/2017 (h)	13.72	0.05	0.71	0.76	—	—	—
Year ended 12/31/2016	13.50	0.10	0.57	0.67	(0.16)	(0.29)	(0.45)
Year ended 12/31/2015	13.97	0.09	(0.45)	(0.36)	(0.05)	(0.06)	(0.11)
Year ended 12/31/2014	14.36	0.07	0.50	0.57	(0.06)	(0.90)	(0.96)
Year ended 12/31/2013	13.82	0.07	1.13	1.20	(0.07)	(0.59)	(0.66)
Year ended 12/31/2012	12.72	0.10	1.14	1.24	(0.12)	(0.02)	(0.14)
Premier Shares (i)
Six months ended 06/30/2017 (h)	13.72	0.09	0.70	0.79	—	—	—
Year ended 12/31/2016	13.53	0.25	0.53	0.78	(0.30)	(0.29)	(0.59)
Year ended 12/31/2015	14.01	0.20	(0.45)	(0.25)	(0.17)	(0.06)	(0.23)
Year ended 12/31/2014	14.40	0.18	0.49	0.67	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Year ended 12/31/2012	12.74	0.20	1.15	1.35	(0.21)	(0.02)	(0.23)
Legacy Class B Shares
Six months ended 06/30/2017 (h)	13.85	0.06	0.73	0.79	—	—	—
Year ended 12/31/2016	13.63	0.14	0.56	0.70	(0.19)	(0.29)	(0.48)
Year ended 12/31/2015	14.09	0.13	(0.44)	(0.31)	(0.09)	(0.06)	(0.15)
Year ended 12/31/2014	14.45	0.12	0.50	0.62	(0.08)	(0.90)	(0.98)
Year ended 12/31/2013	13.88	0.10	1.14	1.24	(0.08)	(0.59)	(0.67)
Year ended 12/31/2012	12.74	0.13	1.15	1.28	(0.12)	(0.02)	(0.14)
Institutional Shares
Six months ended 06/30/2017 (h)	13.82	0.09	0.71	0.80	—	—	—
Year ended 12/31/2016	13.61	0.24	0.57	0.81	(0.31)	(0.29)	(0.60)
Year ended 12/31/2015	14.10	0.23	(0.46)	(0.23)	(0.20)	(0.06)	(0.26)
Year ended 12/31/2014	14.49	0.22	0.49	0.71	(0.20)	(0.90)	(1.10)
Year ended 12/31/2013	13.93	0.20	1.15	1.35	(0.20)	(0.59)	(0.79)
Year ended 12/31/2012	12.81	0.23	1.15	1.38	(0.24)	(0.02)	(0.26)
Class R-1 Shares
Six months ended 06/30/2017 (h)	13.71	0.06	0.72	0.78	—	—	—
Year ended 12/31/2016	13.51	0.16	0.56	0.72	(0.23)	(0.29)	(0.52)
Year ended 12/31/2015	14.00	0.15	(0.46)	(0.31)	(0.12)	(0.06)	(0.18)
Year ended 12/31/2014	14.39	0.13	0.50	0.63	(0.12)	(0.90)	(1.02)
Year ended 12/31/2013	13.84	0.12	1.14	1.26	(0.12)	(0.59)	(0.71)
Year ended 12/31/2012	12.73	0.15	1.15	1.30	(0.17)	(0.02)	(0.19)
Class R-2 Shares
Six months ended 06/30/2017 (h)	13.72	0.07	0.71	0.78	—	—	—
Year ended 12/31/2016	13.52	0.19	0.56	0.75	(0.26)	(0.29)	(0.55)
Year ended 12/31/2015	14.00	0.18	(0.45)	(0.27)	(0.15)	(0.06)	(0.21)
Year ended 12/31/2014	14.40	0.16	0.50	0.66	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.15	1.13	1.28	(0.15)	(0.59)	(0.74)
Year ended 12/31/2012	12.75	0.18	1.15	1.33	(0.20)	(0.02)	(0.22)
Class R-3 Shares
Six months ended 06/30/2017 (h)	13.79	0.08	0.72	0.80	—	—	—
Year ended 12/31/2016	13.59	0.23	0.56	0.79	(0.30)	(0.29)	(0.59)
Year ended 12/31/2015	14.07	0.22	(0.45)	(0.23)	(0.19)	(0.06)	(0.25)
Year ended 12/31/2014	14.46	0.21	0.49	0.70	(0.19)	(0.90)	(1.09)
Year ended 12/31/2013	13.90	0.19	1.15	1.34	(0.19)	(0.59)	(0.78)
Year ended 12/31/2012	12.76	0.22	1.16	1.38	(0.22)	(0.02)	(0.24)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

166	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$14.58	5.73%	$828.8	0.66%	1.10%	0.79%	0.97%	7%
13.79	5.63	835.4	0.79	1.31	0.79	1.31	9
13.57	(1.86)	1,320.9	1.03	1.43	1.36	1.10	81
14.06	4.73	1,212.0	1.05	1.21	1.46	0.80	21
14.45	9.34	989.9	1.04	1.18	1.44	0.78	19
13.91	10.59	727.4	1.11	1.47	1.45	1.13	5

14.48	5.54	20.2	1.02	0.72	1.49	0.25	7
13.72	4.93	21.9	1.49	0.74	1.49	0.74	9
13.50	(2.57)	26.9	1.73	0.67	2.07	0.33	81
13.97	3.97	32.9	1.75	0.51	2.16	0.10	21
14.36	8.66	32.8	1.74	0.46	2.15	0.05	19
13.82	9.75	28.4	1.81	0.75	2.15	0.41	5

14.51	5.76	993.7	0.56	1.22	0.69	1.09	7
13.72	5.74	956.6	0.71	1.82	0.71	1.82	9
13.53	(1.83)	425.8	1.03	1.40	1.37	1.06	81
14.01	4.71	453.9	1.05	1.21	1.46	0.80	21
14.40	9.32	434.3	1.04	1.16	1.45	0.75	19
13.86	10.59	399.0	1.11	1.45	1.45	1.11	5

14.64	5.70	9.6	0.88	0.84	1.19	0.53	7
13.85	5.16	11.7	1.19	1.01	1.19	1.01	9
13.63	(2.22)	16.1	1.43	0.95	1.78	0.60	81
14.09	4.30	22.6	1.45	0.80	1.86	0.39	21
14.45	8.90	33.6	1.45	0.71	1.85	0.31	19
13.88	10.11	46.9	1.52	1.00	1.85	0.67	5

14.62	5.79	211.3	0.54	1.24	0.54	1.24	7
13.82	5.93	204.2	0.54	1.75	0.54	1.75	9
13.61	(1.62)	196.4	0.78	1.66	1.12	1.32	81
14.10	4.95	197.0	0.80	1.46	1.21	1.05	21
14.49	9.69	171.4	0.79	1.41	1.20	1.00	19
13.93	10.80	145.4	0.86	1.70	1.20	1.36	5

14.49	5.69	18.6	0.86	0.88	1.11	0.63	7
13.71	5.29	20.2	1.11	1.15	1.11	1.15	9
13.51	(2.20)	19.9	1.35	1.09	1.68	0.76	81
14.00	4.37	17.7	1.37	0.88	1.78	0.47	21
14.39	9.07	17.5	1.36	0.83	1.77	0.42	19
13.84	10.16	16.4	1.43	1.14	1.77	0.80	5

14.50	5.69	62.0	0.76	1.02	0.91	0.87	7
13.72	5.51	61.3	0.91	1.38	0.91	1.38	9
13.52	(1.93)	57.0	1.15	1.28	1.49	0.94	81
14.00	4.58	58.3	1.17	1.09	1.58	0.68	21
14.40	9.21	45.2	1.16	1.03	1.57	0.62	19
13.86	10.43	40.8	1.23	1.35	1.57	1.01	5

14.59	5.80	3.0	0.61	1.11	0.61	1.11	7
13.79	5.79	3.5	0.61	1.67	0.61	1.67	9
13.59	(1.66)	3.3	0.85	1.55	1.19	1.21	81
14.07	4.88	4.4	0.87	1.40	1.28	0.99	21
14.46	9.58	2.9	0.87	1.34	1.27	0.94	19
13.90	10.77	2.7	0.94	1.59	1.28	1.25	5

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2020 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 14%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the year ended 2012, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 15% for the year ended 2012.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	167

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (h)	$14.57	$0.09	$1.02	$1.11	$—	$—	$—
Year ended 12/31/2016	14.20	0.21	0.74	0.95	(0.29)	(0.29)	(0.58)
Year ended 12/31/2015	14.73	0.23	(0.52)	(0.29)	(0.17)	(0.07)	(0.24)
Year ended 12/31/2014	15.27	0.19	0.57	0.76	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.22	0.20	1.70	1.90	(0.21)	(0.64)	(0.85)
Year ended 12/31/2012	12.82	0.21	1.41	1.62	(0.22)	—	(0.22)
Class B Shares
Six months ended 06/30/2017 (h)	14.52	0.07	1.03	1.10	—	—	—
Year ended 12/31/2016	14.15	0.19	0.73	0.92	(0.26)	(0.29)	(0.55)
Year ended 12/31/2015	14.66	0.13	(0.51)	(0.38)	(0.06)	(0.07)	(0.13)
Year ended 12/31/2014	15.20	0.08	0.56	0.64	(0.05)	(1.13)	(1.18)
Year ended 12/31/2013	14.16	0.09	1.69	1.78	(0.10)	(0.64)	(0.74)
Year ended 12/31/2012	12.77	0.11	1.40	1.51	(0.12)	—	(0.12)
Premier Shares (i)
Six months ended 06/30/2017 (h)	14.58	0.09	1.03	1.12	—	—	—
Year ended 12/31/2016	14.23	0.29	0.67	0.96	(0.32)	(0.29)	(0.61)
Year ended 12/31/2015	14.76	0.22	(0.52)	(0.30)	(0.16)	(0.07)	(0.23)
Year ended 12/31/2014	15.29	0.19	0.58	0.77	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.23	0.20	1.70	1.90	(0.20)	(0.64)	(0.84)
Year ended 12/31/2012	12.83	0.21	1.40	1.61	(0.21)	—	(0.21)
Legacy Class B Shares
Six months ended 06/30/2017 (h)	14.67	0.06	1.04	1.10	—	—	—
Year ended 12/31/2016	14.28	0.16	0.73	0.89	(0.21)	(0.29)	(0.50)
Year ended 12/31/2015	14.79	0.15	(0.51)	(0.36)	(0.08)	(0.07)	(0.15)
Year ended 12/31/2014	15.30	0.12	0.58	0.70	(0.08)	(1.13)	(1.21)
Year ended 12/31/2013	14.21	0.12	1.72	1.84	(0.11)	(0.64)	(0.75)
Year ended 12/31/2012	12.79	0.15	1.40	1.55	(0.13)	—	(0.13)
Institutional Shares
Six months ended 06/30/2017 (h)	14.67	0.10	1.03	1.13	—	—	—
Year ended 12/31/2016	14.30	0.27	0.72	0.99	(0.33)	(0.29)	(0.62)
Year ended 12/31/2015	14.83	0.26	(0.52)	(0.26)	(0.20)	(0.07)	(0.27)
Year ended 12/31/2014	15.36	0.23	0.58	0.81	(0.21)	(1.13)	(1.34)
Year ended 12/31/2013	14.29	0.24	1.71	1.95	(0.24)	(0.64)	(0.88)
Year ended 12/31/2012	12.88	0.25	1.41	1.66	(0.25)	—	(0.25)
Class R-1 Shares
Six months ended 06/30/2017 (h)	14.48	0.07	1.02	1.09	—	—	—
Year ended 12/31/2016	14.13	0.19	0.70	0.89	(0.25)	(0.29)	(0.54)
Year ended 12/31/2015	14.66	0.18	(0.52)	(0.34)	(0.12)	(0.07)	(0.19)
Year ended 12/31/2014	15.20	0.14	0.56	0.70	(0.11)	(1.13)	(1.24)
Year ended 12/31/2013	14.16	0.15	1.69	1.84	(0.16)	(0.64)	(0.80)
Year ended 12/31/2012	12.76	0.16	1.41	1.57	(0.17)	—	(0.17)
Class R-2 Shares
Six months ended 06/30/2017 (h)	14.53	0.08	1.03	1.11	—	—	—
Year ended 12/31/2016	14.18	0.22	0.70	0.92	(0.28)	(0.29)	(0.57)
Year ended 12/31/2015	14.71	0.21	(0.52)	(0.31)	(0.15)	(0.07)	(0.22)
Year ended 12/31/2014	15.26	0.17	0.57	0.74	(0.16)	(1.13)	(1.29)
Year ended 12/31/2013	14.20	0.17	1.71	1.88	(0.18)	(0.64)	(0.82)
Year ended 12/31/2012	12.81	0.20	1.40	1.60	(0.21)	—	(0.21)
Class R-3 Shares
Six months ended 06/30/2017 (h)	14.68	0.09	1.03	1.12	—	—	—
Year ended 12/31/2016	14.31	0.27	0.72	0.99	(0.33)	(0.29)	(0.62)
Year ended 12/31/2015	14.84	0.24	(0.52)	(0.28)	(0.18)	(0.07)	(0.25)
Year ended 12/31/2014	15.37	0.22	0.58	0.80	(0.20)	(1.13)	(1.33)
Year ended 12/31/2013	14.29	0.22	1.72	1.94	(0.22)	(0.64)	(0.86)
Year ended 12/31/2012	12.87	0.23	1.42	1.65	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

168	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$15.68	7.62%	$1,037.9	0.66%	1.12%	0.79%	0.99%	5%
14.57	6.65	1,011.2	0.79	1.46	0.79	1.46	7
14.20	(1.99)	1,323.7	1.00	1.52	1.36	1.16	81
14.73	4.90	1,153.7	1.02	1.22	1.47	0.77	33
15.27	13.40	927.4	1.02	1.34	1.45	0.91	22
14.22	12.61	657.8	1.10	1.54	1.46	1.18	5

15.62	7.58	28.2	0.77	0.99	0.99	0.77	5
14.52	6.46	29.7	0.99	1.34	0.99	1.34	7
14.15	(2.60)	35.3	1.59	0.86	1.96	0.49	81
14.66	4.21	42.8	1.72	0.51	2.17	0.06	33
15.20	12.58	41.8	1.73	0.62	2.16	0.19	22
14.16	11.84	34.4	1.80	0.83	2.16	0.47	5

15.70	7.68	899.2	0.56	1.25	0.69	1.12	5
14.58	6.75	820.7	0.71	2.00	0.71	2.00	7
14.23	(2.03)	347.7	1.00	1.48	1.37	1.11	81
14.76	4.98	362.1	1.02	1.21	1.47	0.76	33
15.29	13.34	341.8	1.03	1.31	1.46	0.88	22
14.23	12.56	296.6	1.10	1.52	1.46	1.16	5

15.77	7.50	10.0	0.88	0.84	1.19	0.53	5
14.67	6.25	11.7	1.19	1.11	1.19	1.11	7
14.28	(2.43)	15.6	1.41	1.03	1.78	0.66	81
14.79	4.54	21.6	1.42	0.80	1.87	0.35	33
15.30	12.91	30.5	1.43	0.82	1.86	0.39	22
14.21	12.15	41.5	1.50	1.06	1.85	0.71	5

15.80	7.70	274.8	0.54	1.27	0.54	1.27	5
14.67	6.94	253.5	0.54	1.87	0.54	1.87	7
14.30	(1.76)	230.7	0.75	1.75	1.11	1.39	81
14.83	5.23	221.5	0.77	1.47	1.22	1.02	33
15.36	13.63	191.9	0.78	1.57	1.21	1.14	22
14.29	12.86	153.5	0.85	1.78	1.21	1.42	5

15.57	7.53	32.3	0.86	0.91	1.11	0.66	5
14.48	6.29	34.3	1.11	1.29	1.11	1.29	7
14.13	(2.30)	31.4	1.32	1.20	1.68	0.84	81
14.66	4.59	25.8	1.34	0.89	1.79	0.44	33
15.20	12.99	24.9	1.34	1.01	1.77	0.58	22
14.16	12.32	19.8	1.42	1.19	1.78	0.83	5

15.64	7.64	77.4	0.75	1.06	0.91	0.90	5
14.53	6.50	69.9	0.91	1.52	0.91	1.52	7
14.18	(2.11)	59.2	1.12	1.40	1.48	1.04	81
14.71	4.79	52.3	1.14	1.10	1.59	0.65	33
15.26	13.23	41.7	1.15	1.15	1.58	0.72	22
14.20	12.45	40.4	1.22	1.43	1.58	1.07	5

15.80	7.63	4.7	0.61	1.18	0.61	1.18	5
14.68	6.90	4.4	0.61	1.87	0.61	1.87	7
14.31	(1.88)	3.4	0.83	1.62	1.19	1.26	81
14.84	5.15	4.4	0.84	1.40	1.29	0.95	33
15.37	13.56	3.7	0.85	1.47	1.28	1.04	22
14.29	12.85	3.5	0.92	1.69	1.28	1.33	5

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2030 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 15%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the year ended 2012, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 16% for the year ended 2012.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	169

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (h)	$15.21	$0.09	$1.31	$1.40	$—	$—	$—
Year ended 12/31/2016	14.68	0.25	0.85	1.10	(0.29)	(0.28)	(0.57)
Year ended 12/31/2015	15.31	0.24	(0.58)	(0.34)	(0.21)	(0.08)	(0.29)
Year ended 12/31/2014	15.99	0.20	0.62	0.82	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.46	0.23	2.18	2.41	(0.23)	(0.65)	(0.88)
Year ended 12/31/2012	12.85	0.22	1.62	1.84	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2017 (h)	15.16	0.08	1.31	1.39	—	—	—
Year ended 12/31/2016	14.62	0.21	0.85	1.06	(0.24)	(0.28)	(0.52)
Year ended 12/31/2015	15.22	0.14	(0.56)	(0.42)	(0.10)	(0.08)	(0.18)
Year ended 12/31/2014	15.90	0.08	0.62	0.70	(0.06)	(1.32)	(1.38)
Year ended 12/31/2013	14.40	0.11	2.16	2.27	(0.12)	(0.65)	(0.77)
Year ended 12/31/2012	12.80	0.12	1.61	1.73	(0.13)	—	(0.13)
Premier Shares (i)
Six months ended 06/30/2017 (h)	15.27	0.10	1.32	1.42	—	—	—
Year ended 12/31/2016	14.74	0.29	0.83	1.12	(0.31)	(0.28)	(0.59)
Year ended 12/31/2015	15.36	0.24	(0.57)	(0.33)	(0.21)	(0.08)	(0.29)
Year ended 12/31/2014	16.03	0.20	0.63	0.83	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.50	0.22	2.18	2.40	(0.22)	(0.65)	(0.87)
Year ended 12/31/2012	12.88	0.22	1.62	1.84	(0.22)	—	(0.22)
Legacy Class B Shares
Six months ended 06/30/2017 (h)	15.36	0.07	1.34	1.41	—	—	—
Year ended 12/31/2016	14.80	0.18	0.86	1.04	(0.20)	(0.28)	(0.48)
Year ended 12/31/2015	15.41	0.17	(0.58)	(0.41)	(0.12)	(0.08)	(0.20)
Year ended 12/31/2014	16.05	0.13	0.64	0.77	(0.09)	(1.32)	(1.41)
Year ended 12/31/2013	14.50	0.14	2.20	2.34	(0.14)	(0.65)	(0.79)
Year ended 12/31/2012	12.87	0.16	1.62	1.78	(0.15)	—	(0.15)
Institutional Shares
Six months ended 06/30/2017 (h)	15.35	0.10	1.33	1.43	—	—	—
Year ended 12/31/2016	14.81	0.30	0.85	1.15	(0.33)	(0.28)	(0.61)
Year ended 12/31/2015	15.44	0.28	(0.59)	(0.31)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2014	16.11	0.24	0.63	0.87	(0.22)	(1.32)	(1.54)
Year ended 12/31/2013	14.56	0.27	2.19	2.46	(0.26)	(0.65)	(0.91)
Year ended 12/31/2012	12.93	0.26	1.63	1.89	(0.26)	—	(0.26)
Class R-1 Shares
Six months ended 06/30/2017 (h)	15.14	0.07	1.32	1.39	—	—	—
Year ended 12/31/2016	14.61	0.20	0.84	1.04	(0.23)	(0.28)	(0.51)
Year ended 12/31/2015	15.25	0.20	(0.59)	(0.39)	(0.17)	(0.08)	(0.25)
Year ended 12/31/2014	15.92	0.15	0.62	0.77	(0.12)	(1.32)	(1.44)
Year ended 12/31/2013	14.41	0.17	2.17	2.34	(0.18)	(0.65)	(0.83)
Year ended 12/31/2012	12.80	0.17	1.62	1.79	(0.18)	—	(0.18)
Class R-2 Shares
Six months ended 06/30/2017 (h)	15.19	0.09	1.31	1.40	—	—	—
Year ended 12/31/2016	14.68	0.25	0.82	1.07	(0.28)	(0.28)	(0.56)
Year ended 12/31/2015	15.30	0.22	(0.57)	(0.35)	(0.19)	(0.08)	(0.27)
Year ended 12/31/2014	15.99	0.18	0.62	0.80	(0.17)	(1.32)	(1.49)
Year ended 12/31/2013	14.46	0.20	2.18	2.38	(0.20)	(0.65)	(0.85)
Year ended 12/31/2012	12.85	0.21	1.61	1.82	(0.21)	—	(0.21)
Class R-3 Shares
Six months ended 06/30/2017 (h)	15.52	0.10	1.34	1.44	—	—	—
Year ended 12/31/2016	14.97	0.30	0.85	1.15	(0.32)	(0.28)	(0.60)
Year ended 12/31/2015	15.60	0.28	(0.59)	(0.31)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2014	16.26	0.24	0.63	0.87	(0.21)	(1.32)	(1.53)
Year ended 12/31/2013	14.70	0.25	2.21	2.46	(0.25)	(0.65)	(0.90)
Year ended 12/31/2012	13.05	0.24	1.65	1.89	(0.24)	—	(0.24)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

170	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$16.61	9.20%	$876.4	0.67%	1.15%	0.79%	1.03%	5%
15.21	7.47	827.8	0.80	1.68	0.80	1.68	6
14.68	(2.21)	816.4	0.98	1.58	1.36	1.20	80
15.31	5.12	719.1	1.01	1.23	1.47	0.77	42
15.99	16.65	579.2	1.01	1.47	1.46	1.02	26
14.46	14.29	407.1	1.09	1.60	1.47	1.22	4

16.55	9.17	28.4	0.77	0.98	0.99	0.76	5
15.16	7.29	30.3	1.00	1.42	1.00	1.42	6
14.62	(2.76)	36.4	1.57	0.91	1.96	0.52	80
15.22	4.38	44.1	1.71	0.52	2.17	0.06	42
15.90	15.75	41.7	1.72	0.73	2.17	0.28	26
14.40	13.52	34.0	1.79	0.88	2.17	0.50	4

16.69	9.30	431.8	0.56	1.29	0.69	1.16	5
15.27	7.58	375.9	0.72	1.93	0.72	1.93	6
14.74	(2.18)	258.8	0.99	1.54	1.37	1.16	80
15.36	5.13	264.3	1.01	1.22	1.47	0.76	42
16.03	16.56	249.1	1.02	1.43	1.47	0.98	26
14.50	14.29	210.0	1.09	1.57	1.47	1.19	4

16.77	9.18	9.8	0.88	0.83	1.19	0.52	5
15.36	7.04	11.6	1.20	1.18	1.20	1.18	6
14.80	(2.64)	15.2	1.39	1.07	1.78	0.68	80
15.41	4.76	20.4	1.41	0.80	1.87	0.34	42
16.05	16.09	28.1	1.42	0.93	1.87	0.48	26
14.50	13.81	33.8	1.49	1.12	1.87	0.74	4

16.78	9.32	354.8	0.54	1.29	0.54	1.29	5
15.35	7.75	319.8	0.54	1.98	0.54	1.98	6
14.81	(1.98)	282.3	0.73	1.81	1.11	1.43	80
15.44	5.37	265.5	0.76	1.48	1.22	1.02	42
16.11	16.90	221.4	0.77	1.69	1.22	1.24	26
14.56	14.59	170.7	0.84	1.84	1.22	1.46	4

16.53	9.18	25.3	0.86	0.92	1.11	0.67	5
15.14	7.14	25.2	1.11	1.33	1.11	1.33	6
14.61	(2.55)	24.0	1.30	1.29	1.68	0.91	80
15.25	4.79	18.5	1.33	0.90	1.79	0.44	42
15.92	16.27	18.4	1.34	1.11	1.79	0.66	26
14.41	13.92	15.3	1.41	1.26	1.79	0.88	4

16.59	9.22	62.1	0.76	1.08	0.91	0.93	5
15.19	7.29	56.5	0.91	1.66	0.91	1.66	6
14.68	(2.27)	45.9	1.10	1.44	1.48	1.06	80
15.30	4.96	43.9	1.13	1.12	1.59	0.66	42
15.99	16.48	33.9	1.14	1.28	1.58	0.84	26
14.46	14.15	30.7	1.21	1.47	1.59	1.09	4

16.96	9.28	7.1	0.61	1.21	0.61	1.21	5
15.52	7.68	6.4	0.61	1.96	0.61	1.96	6
14.97	(2.02)	5.0	0.80	1.76	1.18	1.38	80
15.60	5.32	4.3	0.83	1.41	1.29	0.95	42
16.26	16.71	3.5	0.84	1.61	1.29	1.16	26
14.70	14.50	3.0	0.91	1.73	1.29	1.35	4

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2040 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 13%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the year ended 2012, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 14% for the year ended 2012.

(h)	Unaudited.

(i)	Effective May 23, 2016, Legacy Class A shares were renamed Premier shares.

See accompanying notes to financial statements.	171

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2017 (h)	$10.49	$0.06	$0.97	$1.03	$—	$—	$—
Year ended 12/31/2016	10.06	0.17	0.62	0.79	(0.20)	(0.16)	(0.36)
Year ended 12/31/2015	10.46	0.16	(0.40)	(0.24)	(0.12)	(0.04)	(0.16)
Year ended 12/31/2014	10.79	0.13	0.46	0.59	(0.12)	(0.80)	(0.92)
Year ended 12/31/2013	9.63	0.17	1.69	1.86	(0.15)	(0.55)	(0.70)
Year ended 12/31/2012	8.60	0.15	1.19	1.34	(0.14)	(0.17)	(0.31)
Premier Shares
Six months ended 06/30/2017 (h)	10.46	0.07	0.97	1.04	—	—	—
Period ended 12/31/2016 (i)	10.20	0.18	0.47	0.65	(0.23)	(0.16)	(0.39)
Class R-1 Shares
Six months ended 06/30/2017 (h)	10.51	0.05	0.98	1.03	—	—	—
Year ended 12/31/2016	10.09	0.15	0.60	0.75	(0.17)	(0.16)	(0.33)
Year ended 12/31/2015	10.49	0.13	(0.40)	(0.27)	(0.09)	(0.04)	(0.13)
Year ended 12/31/2014	10.83	0.10	0.44	0.54	(0.08)	(0.80)	(0.88)
Year ended 12/31/2013	9.66	0.13	1.70	1.83	(0.11)	(0.55)	(0.66)
Year ended 12/31/2012	8.62	0.12	1.20	1.32	(0.11)	(0.17)	(0.28)
Class R-2 Shares
Six months ended 06/30/2017 (h)	10.52	0.06	0.97	1.03	—	—	—
Year ended 12/31/2016	10.10	0.17	0.60	0.77	(0.19)	(0.16)	(0.35)
Year ended 12/31/2015	10.50	0.15	(0.40)	(0.25)	(0.11)	(0.04)	(0.15)
Year ended 12/31/2014	10.84	0.12	0.45	0.57	(0.11)	(0.80)	(0.91)
Year ended 12/31/2013	9.66	0.14	1.71	1.85	(0.12)	(0.55)	(0.67)
Year ended 12/31/2012	8.63	0.14	1.19	1.33	(0.13)	(0.17)	(0.30)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Premier shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)	The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2050 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 26%. For the period January 1, 2015 to October 30, 2015, and years ended 2014 and 2013, included the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds. For the year ended 2012, excluded the purchases and sales of the Underlying Master Portfolios, BlackRock Commodity Strategies Fund and BlackRock Emerging Markets Fund, Inc. If these transactions had been included to conform to the 2015, 2014 and 2013 presentation, portfolio turnover rate would have been 15% for the year ended 2012.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 16, 2016.

172	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$11.52	9.82%	$298.4	0.69%	1.17%	0.82%	1.04%	4%
10.49	7.80	272.8	0.82	1.61	0.82	1.61	5
10.06	(2.35)	296.4	1.01	1.57	1.44	1.14	81
10.46	5.40	239.4	1.04	1.20	1.53	0.71	48
10.79	19.34	170.7	1.08	1.60	1.56	1.12	28
9.63	15.54	104.3	1.14	1.61	1.60	1.15	5

11.50	9.94	105.8	0.59	1.30	0.72	1.17	4
10.46	6.32	90.4	0.43	1.75	0.43	1.75	5

11.54	9.80	10.8	0.88	0.97	1.14	0.71	4
10.51	7.45	9.9	1.13	1.47	1.13	1.47	5
10.09	(2.61)	7.3	1.33	1.26	1.76	0.83	81
10.49	4.94	5.5	1.36	0.87	1.85	0.38	48
10.83	19.02	4.6	1.40	1.26	1.88	0.78	28
9.66	15.29	3.5	1.46	1.27	1.92	0.81	5

11.55	9.79	19.5	0.78	1.06	0.94	0.90	4
10.52	7.62	17.8	0.94	1.65	0.94	1.65	5
10.10	(2.43)	14.6	1.13	1.47	1.56	1.04	81
10.50	5.20	11.5	1.16	1.08	1.65	0.59	48
10.84	19.21	7.5	1.21	1.32	1.68	0.85	28
9.66	15.37	4.9	1.26	1.52	1.72	1.06	5

See accompanying notes to financial statements.	173

P.O. Box 219548 Kansas City, MO 64121-9548	U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1275
PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

8-2017
120-6345 b.16-CH	AP2017/08/9816	Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-4930.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 23, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 23, 2017